UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-5344
William Blair Funds
(Exact name of registrant as specified in charter)

150 North Riverside Plaza, Chicago, IL 60606
(Address of Principal Executive Offices) (Zip Code)
Registrant's telephone number, including area code:
312-236-1600
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1.    Report to Stockholders.
(a) The registrant's semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

William Blair Growth Fund
Class I / BGFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class I	$ 47	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.74% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 5.80% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 6.20%.
The Fund’s underperformance was driven by a combination of stock-specific dynamics and style factors. From a style perspective, our bias towards small and mid-caps was a headwind. The top detractors for the period came from stock selection in Health Care, including our positions in

UnitedHealth Group, West Pharmaceuticals and Agilent Technologies. Other top detractors included ACV Auctions (Industrials) and EPAM Systems (Information Technology). Not owning Netflix (Communication Services) was also a headwind to performance. The top contributors to performance included Cameco (Energy), NVIDIA (Information Technology), Intuit (Information Technology), and Oracle (Information Technology), as well as our underweight to Apple (Information Technology).

Not owning Tesla (Consumer Discretionary) was also a tailwind to performance.
TOP PERFORMANCE CONTRIBUTORS
Cameco
is a company focused on the mining, trading, and processing of uranium, a key input into nuclear power generation.

The stock outperformed as the company delivered strong results for the period, supported by higher sales and realized pricing, while maintaining all key 2025 guidance metrics.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems.

The stock outperformed due to robust demand for artificial intelligence infrastructure, particularly due to increased inferencing workloads among major partners and customers.
TOP PERFORMANCE DETRACTORS
UnitedHealth Group
is a diversified healthcare company, operating through UnitedHealthcare, offering health insurance across various markets, and Optum, which provides healthcare services, including software and data consultancy.

The stock lagged as results fell short of expectations primarily due to underperformance in Optum Health and Medicare Advantage due to higher-than-expected patient use.
West Pharmaceuticals
a leading supplier of packaging components for injectable drugs and accessories for prefilled syringes and cartridge components.

The stock underperformed as forward guidance was below expectations, driven by the loss of two major contract manufacturing customers and weaker-than-expected incentive payments for its SmartDose manufacturing segment.

Fund Performance
The following graph compares the
initial
and
subsequent
account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Growth Fund Class I	3.74%	11.34%	13.83%	13.81%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell 3000 ® Growth Index	5.80%	16.89%	17.55%	16.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 237,002
Number of portfolio holdings	47
Net advisory fees paid (in $000s)	$ 836
Portfolio turnover rate (six months)	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	8.7%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.9%
Broadcom, Inc.	4.8%
Meta Platforms, Inc.	4.3%
Alphabet, Inc.	3.5%
Mastercard, Inc.	3.4%
Walmart, Inc.	3.3%
ServiceNow, Inc.	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Growth Fund
Class N / WBGSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class N	$ 61	1.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.53% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 5.80% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 6.20%.
The Fund’s underperformance was driven by a combination of stock-specific dynamics and style factors. From a style perspective, our bias towards small and mid-caps was a headwind. The top detractors for the period came from stock selection in Health Care, including our positions in

UnitedHealth Group, West Pharmaceuticals and Agilent Technologies. Other top detractors included ACV Auctions (Industrials) and EPAM Systems (Information Technology). Not owning Netflix (Communication Services) was also a headwind to performance. The top contributors to performance included Cameco (Energy), NVIDIA (Information Technology), Intuit (Information Technology), and Oracle (Information Technology), as well as our underweight to Apple (Information Technology).

Not owning Tesla (Consumer Discretionary) was also a tailwind to performance.
TOP PERFORMANCE CONTRIBUTORS
Cameco
is a company focused on the mining, trading, and processing of uranium, a key input into nuclear power generation.

The stock outperformed as the company delivered strong results for the period, supported by higher sales and realized pricing, while maintaining all key 2025 guidance metrics.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems.

The stock outperformed due to robust demand for artificial intelligence infrastructure, particularly due to increased inferencing workloads among major partners and customers.
TOP PERFORMANCE DETRACTORS
UnitedHealth Group
is a diversified healthcare company, operating through UnitedHealthcare, offering health insurance across various markets, and Optum, which provides healthcare services, including software and data consultancy.

The stock lagged as results fell short of expectations primarily due to underperformance in Optum Health and Medicare Advantage due to higher-than-expected patient use.
West Pharmaceuticals
a leading supplier of packaging components for injectable drugs and accessories for prefilled syringes and cartridge components.

The stock underperformed as forward guidance was below expectations, driven by the loss of two major contract manufacturing customers and weaker-than-expected incentive payments for its SmartDose manufacturing segment.

Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Growth Fund Class N	3.53%	11.00%	13.50%	13.48%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell 3000 ® Growth Index	5.80%	16.89%	17.55%	16.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 237,002
Number of portfolio holdings	47
Net advisory fees paid (in $000s)	$ 836
Portfolio turnover rate (six months)	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	8.7%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.9%
Broadcom, Inc.	4.8%
Meta Platforms, Inc.	4.3%
Alphabet, Inc.	3.5%
Mastercard, Inc.	3.4%
Walmart, Inc.	3.3%
ServiceNow, Inc.	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication
to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Growth Fund
Class R6 / BGFRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class R6	$ 45	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.71% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 5.80% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 6.20%.
The Fund’s underperformance was driven by a combination of stock-specific dynamics and style factors. From a style perspective, our bias towards small and mid-caps was a headwind. The top detractors for the period came from stock selection in Health Care, including our positions in

UnitedHealth Group, West Pharmaceuticals and Agilent Technologies. Other top detractors included ACV Auctions (Industrials) and EPAM Systems (Information Technology). Not owning Netflix (Communication Services) was also a headwind to performance. The top contributors to performance included Cameco (Energy), NVIDIA (Information Technology), Intuit (Information Technology), and Oracle (Information Technology), as well as our underweight to Apple (Information Technology).

Not owning Tesla (Consumer Discretionary) was also a tailwind to performance.
TOP PERFORMANCE CONTRIBUTORS
Cameco
is a company focused on the mining, trading, and processing of uranium, a key input into nuclear power generation.

The stock outperformed as the company delivered strong results for the period, supported by higher sales and realized pricing, while maintaining all key 2025 guidance metrics.
NVIDIA
is a leading fabless semiconductor company specializing in the design and marketing of high-performance graphics processing unit (“GPU”) chipsets and software systems.

The stock outperformed due to robust demand for artificial intelligence infrastructure, particularly due to increased inferencing workloads among major partners and customers.
TOP PERFORMANCE DETRACTORS
UnitedHealth Group
is a diversified healthcare company, operating through UnitedHealthcare, offering health insurance across various markets, and Optum, which provides healthcare services, including software and data consultancy.

The stock lagged as results fell short of expectations primarily due to underperformance in Optum Health and Medicare Advantage due to higher-than-expected patient use.
West Pharmaceuticals
a leading supplier of packaging components for injectable drugs and accessories for prefilled syringes and cartridge components.

The stock underperformed as forward guidance was below expectations, driven by the loss of two major contract manufacturing customers and weaker-than-expected incentive payments for its SmartDose manufacturing segment.

Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests
.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Growth Fund Class R6	3.71%	11.35%	13.88%	14.39%
S&P 500® Index	6.20%	15.16%	16.64%	14.82%
Russell 3000 ® Growth Index	5.80%	16.89%	17.55%	17.90%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 237,002
Number of portfolio holdings	47
Net advisory fees paid (in $000s)	$ 836
Portfolio turnover rate (six months)	45%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	8.7%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.9%
Broadcom, Inc.	4.8%
Meta Platforms, Inc.	4.3%
Alphabet, Inc.	3.5%
Mastercard, Inc.	3.4%
Walmart, Inc.	3.3%
ServiceNow, Inc.	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Large Cap Growth Fund
Class I / LCGFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Large Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class I	$ 33	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.83% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 6.09% and underperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 6.12%.
The top detractors for the period came from stock selection in Health Care, including our positions in UnitedHealth Group, West Pharmaceuticals and Agilent Technologies. Other top detractors included Salesforce (Information Technology) and Chipotle Mexican Grill (Consumer Discretionary), as well as not owning Netflix (Communication Services) and Palantir Technologies (Information Technology).

The top contributors to performance included Meta Platforms (Communication Services), Uber Technologies (Industrials), IDEXX Laboratories (Health Care), Intuit (Information Technology), as well as our underweight to Apple (Information Technology). Not owning Tesla (Consumer Discretionary) and Alphabet (Communication Services) were also tailwinds to performance.
TOP PERFORMANCE CONTRIBUTORS
Meta Platforms
is a market leader in social media and digital advertising, best known for its platforms including Facebook, Instagram and WhatsApp. The stock outperformed driven by strong digital advertising growth across its family of apps and early momentum in artificial intelligence initiatives.
Uber Technologies
is a technology platform that develops and operates networks facilitating the movement of products and people. The stock outperformed due to strong demand across mobility and delivery verticals.
TOP PERFORMANCE DETRACTORS
UnitedHealth Group
is a diversified healthcare company, operating through UnitedHealthcare, offering health insurance across various markets, and Optum, which provides healthcare services, including software and data consultancy. The stock lagged as results fell short of expectations primarily due to underperformance in Optum Health and Medicare Advantage due to higher-than-expected patient use.
West Pharmaceuticals
a leading supplier of packaging components for injectable drugs and accessories for prefilled syringes and cartridge components. The stock underperformed as forward guidance was below expectations, driven by the loss of two major contract manufacturing customers and weaker-than-expected incentive payments for its SmartDose manufacturing segment.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the be
ginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period
. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Large Cap Growth Fund Class I	5.83%	10.74%	15.13%	15.78%
Russell 1000® Index	6.12%	15.66%	16.30%	13.35%
Russell 1000® Growth Index	6.09%	17.22%	18.15%	17.01%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,793,210
Number of portfolio holdings	32
Net advisory fees paid (in $000s)	$ 6,743
Portfolio turnover rate (six months)	20%
Graphical Representation of Holdings
The tables below
show
the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	13.4%
Amazon.com, Inc.	8.0%
Apple, Inc.	7.3%
Meta Platforms, Inc.	6.9%
Broadcom, Inc.	4.9%
Mastercard, Inc.	4.5%
Costco Wholesale Corp.	2.7%
IDEXX Laboratories, Inc.	2.5%
Intuit, Inc.	2.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
.
You
can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Large Cap Growth Fund
Class N / LCGNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Large Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class N	$ 46	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.67% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 6.09% and underperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 6.12%.
The top detractors for the period came from stock selection in Health Care, including our positions in UnitedHealth Group, West Pharmaceuticals and Agilent Technologies. Other top detractors included Salesforce (Information Technology) and Chipotle Mexican Grill (Consumer Discretionary), as well as not owning Netflix (Communication Services) and Palantir
Tec
hnologies (Information Technology).

The top contributors to performance included Meta Platforms (Communication Services), Uber Technologies (Industrials), IDEXX Laboratories (Health Care), Intuit (Information Technology), as well as our underweight to Apple (Information Technology). Not owning Tesla (Consumer Discretionary) and Alphabet (Communication Services) were also tailwinds to performance.
TOP PERFORMANCE CONTRIBUTORS
Meta Platforms
is a market leader in social media and digital advertising, best known for its platforms including Facebook, Instagram and WhatsApp. The stock outperformed driven by strong digital advertising growth across its family of apps and early momentum in artificial intelligence initiatives.
Uber Technologies
is a technology platform that develops and operates networks facilitating the movement of products and people. The stock outperformed due to strong demand across mobility and delivery verticals.
TOP PERFORMANCE DETRACTORS
UnitedHealth Group
is a diversified healthcare company, operating through UnitedHealthcare, offering health insurance across various markets, and Optum, which provides healthcare services, including software and data consultancy. The stock lagged as results fell short of expectations primarily due to underperformance in Optum Health and Medicare Advantage due to higher-than-expected patient use.
West Pharmaceuticals
a leading supplier of packaging components for injectable drugs and accessories for prefilled syringes and cartridge components. The stock underperformed as forward guidance was below expectations, driven by the loss of two major contract manufacturing customers and weaker-than-expected incentive payments for its SmartDose manufacturing segment.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative
of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Large Cap Growth Fund Class N	5.67%	10.49%	14.84%	15.50%
Russell 1000® Index	6.12%	15.66%	16.30%	13.35%
Russell 1000® Growth Index	6.09%	17.22%	18.15%	17.01%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,793,210
Number of portfolio holdings	32
Net advisory fees paid (in $000s)	$ 6,743
Portfolio turnover rate (six months)	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	13.4%
Amazon.com, Inc.	8.0%
Apple, Inc.	7.3%
Meta Platforms, Inc.	6.9%
Broadcom, Inc.	4.9%
Mastercard, Inc.	4.5%
Costco Wholesale Corp.	2.7%
IDEXX Laboratories, Inc.	2.5%
Intuit, Inc.	2.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Large Cap Growth Fund
Class R6 / LCGJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Large Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class R6	$ 31	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.83% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 6.09% and underperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 6.12%.
The top detractors for the period came from stock selection in Health Care, including our positions in UnitedHealth Group, West Pharmaceuticals and Agilent Technologies. Other top detractors included Salesforce (Information Technology) and Chipotle Mexican Grill (Consumer Discretionary), as well as not owning Netflix (Communication Services) and Palantir Technologies (Information Technology).

The top contributors to performance included Meta Platforms (Communication S er
vices), Uber Technologies (Industrials), IDEXX Laboratories (Health Care), Intuit (Information Technology), as well as our underweight to Apple (Information Technology). Not owning Tesla (Consumer Discretionary) and Alphabet (Communication Services) were also tailwinds to performance.
TOP PERFORMANCE CONTRIBUTORS
Meta Platforms
is a market leader in social media and digital advertising, best known for its platforms including Facebook, Instagram and WhatsApp. The stock outperformed driven by strong digital advertising growth across its family of apps and early momentum in artificial intelligence initiatives.
Uber Technologies
is a technology platform that develops and operates networks facilitating the movement of products and people. The stock outperformed due to strong demand across mobility and delivery verticals.
TOP PERFORMANCE DETRACTORS
UnitedHealth Group
is a diversified healthcare company, operating through UnitedHealthcare, offering health insurance across various markets, and Optum, which provides healthcare services, including software and data consultancy. The stock lagged as results fell short of expectations primarily due to underperformance in Optum Health and Medicare Advantage due to higher-than-expected patient use.
West Pharmaceuticals
a leading supplier of packaging components for injectable drugs and accessories for prefilled syringes and cartridge components. The stock underperformed as forward guidance was below expectations, driven by the loss of two major contract manufacturing customers and weaker-than-expected incentive payments for its SmartDose manufacturing segment.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Large Cap Growth Fund Class R6	5.83%	10.79%	15.18%	16.33%
Russell 1000® Index	6.12%	15.66%	16.30%	14.53%
Russell 1000® Growth Index	6.09%	17.22%	18.15%	18.59%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,793,210
Number of portfolio holdings	32
Net advisory fees paid (in $000s)	$ 6,743
Portfolio turnover rate (six months)	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	13.4%
Amazon.com, Inc.	8.0%
Apple, Inc.	7.3%
Meta Platforms, Inc.	6.9%
Broadcom, Inc.	4.9%
Mastercard, Inc.	4.5%
Costco Wholesale Corp.	2.7%
IDEXX Laboratories, Inc.	2.5%
Intuit, Inc.	2.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Mid Cap Value Fund
Class I / WVMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class I	$ 38	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.96% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 3.12% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund’s underperformance
versus
its benchmark was driven by poor stock selection in the Financials, Consumer Discretionary, and Real Estate sectors.

Poor sector allocations in 6 of the 11 Global Industry Classification Standard economic sectors also detracted from relative performance.

Conversely, positive stock selection in the Information Technology, Materials, and Health Care sectors contributed to relative performance in the period.
TOP PERFORMANCE CONTRIBUTORS
Jabil, Inc.
is a manufacturing services company, which serves automotive, consumer health, data centers, energy, and aerospace & defense sectors worldwide. Jabil has benefited from its diversified revenue segments with success in their cloud and data centers business fueled by artificial intelligence adoption.
CACI International, Inc.
engages in the provision of information solutions and services in support of national security missions and government transformation for intelligence, defense, and federal civilian customers. CACI has benefited from increased defense spending caused by geopolitical uncertainty.
Johnson Controls International, plc.
engages in the provision of products, solutions, and infrastructure which include fire detection & suppression, security, HVAC equipment, building automation and controls, digital, industrial refrigeration, residential & smart home, retail, distributed energy storage, and batteries. Johnson Controls has benefited from strong organic growth and a healthy order backlog.
TOP PERFORMANCE DETRACTORS
ON Semiconductor Corp.
engages in the provision of intelligent power and sensing solutions with a primary focus on automative and industrial markets. The company’s large auto exposure has led to margin contraction, causing an overhang in the stock during most of the year-to-date period.
Teleflex, Inc.
engages in the provision of medical technology products. Teleflex’s large supply chain exposure to China and Mexico coupled with weakness in their urology, interventional, anesthesia, and OEM businesses have continually hurt the stock.
ICON plc.
is a clinical research organization, which engages in the provision of outsourced development services to the pharmaceutical, biotechnology, and medical device industries. ICON has suffered from their lowest book-to-bill ratio since 2016 caused by depressed R&D spend post COVID-19.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Mid Cap Value Fund Class I	1.96%	11.05%	5.34%
Russell 3000 ® Index	5.75%	15.30%	13.05%
Russell Midcap ® Value Index	3.12%	11.53%	6.60%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key
Fund
Statistics
Fund net assets (in $000s)	$ 1,684
Number of portfolio holdings	58
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total net assets of the Fund.
Top Ten Holdings
STMicroelectronics N.V.	2.2%
Kirby Corporation	2.1%
KKR & Co., Inc.	2.1%
Amdocs Ltd.	2.0%
Regency Centers Corp.	2.0%
Flex Ltd.	2.0%
State Street Corporation	2.0%
Willis Towers Watson PLC	2.0%
Everest Group Ltd.	2.0%
Encompass Health Corp.	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Mid Cap Value Fund
Class R6 / WVMRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class R6	$ 35	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.96% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 3.12% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund’s underperformance
versus
its benchmark was driven by poor stock selection in the Financials, Consumer Discretionary, and Real Estate sectors.

Poor sector allocations in 6 of the 11 Global Industry Classification Standard economic sectors also detracted from relative performance.

Conversely, positive stock selection in the Information Technology, Materials, and Health Care sectors contributed to relative performance in the period.
TOP PERFORMANCE CONTRIBUTORS
Jabil, Inc.
is a manufacturing services company, which serves automotive, consumer health, data centers, energy, and aerospace & defense sectors worldwide. Jabil has benefited from its diversified revenue segments with success in their cloud and data centers business fueled by artificial intelligence adoption.
CACI International, Inc.
engages in the provision of information solutions and services in support of national security missions and government transformation for intelligence, defense, and federal civilian customers. CACI has benefited from increased defense spending caused by geopolitical uncertainty.
Johnson Controls International, plc.
engages in the provision of products, solutions, and infrastructure which include fire detection & suppression, security, HVAC equipment, building automation and controls, digital, industrial refrigeration, residential & smart home, retail, distributed energy storage, and batteries. Johnson Controls has benefited from strong organic growth and a healthy order backlog.
TOP PERFORMANCE DETRACTORS
ON Semiconductor Corp.
engages in the provision of intelligent power and sensing solutions with a primary focus on automative and industrial markets. The company’s large auto exposure has led to margin contraction, causing an overhang in the stock during most of the year-to-date period.
Teleflex, Inc.
engages in the provision of medical technology products. Teleflex’s large supply chain exposure to China and Mexico coupled with weakness in their urology, interventional, anesthesia, and OEM businesses have continually hurt the stock.
ICON plc.
is a clinical research organization, which engages in the provision of outsourced development services to the pharmaceutical, biotechnology, and medical device industries. ICON has suffered from their lowest book-to-bill ratio since 2016 caused by depressed R&D spend post COVID-19.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Mid Cap Value Fund Class R6	1.96%	11.10%	5.37%
Russell 3000 ® Index	5.75%	15.30%	13.05%
Russell Midcap ® Value Index	3.12%	11.53%	6.60%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key
Fund
Statistics
Fund net assets (in $000s)	$ 1,684
Number of portfolio holdings	58
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total net assets of the Fund.
Top Ten Holdings
STMicroelectronics N.V.	2.2%
Kirby Corporation	2.1%
KKR & Co., Inc.	2.1%
Amdocs Ltd.	2.0%
Regency Centers Corp.	2.0%
Flex Ltd.	2.0%
State Street Corporation	2.0%
Willis Towers Watson PLC	2.0%
Everest Group Ltd.	2.0%
Encompass Health Corp.	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Core Fund
Class I

/
WBCI
X
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What
were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class I	$ 47	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -3.08% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Index, which returned 0.44% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
Relative performance was driven by a
combination
of stock-specific dynamics and style headwinds. From a style perspective, our underweight to unprofitable companies and bias towards more consistent business models were headwinds, which were concentrated in the latter half of the period. The Fund notably outperformed during the acute market correction from late February through the April 8th bottom but lagged during the strong recovery that followed, from April 9th to the end of the period. From a stock-specific perspective, our top individual detractors included New Fortress (Energy), Embecta (Health Care), e.l.f. Beauty (Consumer Staples), Neogen (Health Care) and ACV Auctions (Industrials). Stock selection in Consumer Staples and Information Technology also detracted from relative returns. Our top individual contributors included Talen Energy (Utilities), Gogo (Communication Services), Marex Group (Financials), Cameco (Energy) and Stride (Consumer Discretionary).
TOP PERFORMANCE CONTRIBUTORS
Talen Energy
is an integrated independent power producer that sells to utilities and end users. Shares advanced during the period, in part due to an expanded relationship with Amazon. Talen announced a long-term power purchase agreement for its Susquehanna nuclear plant to provide carbon-free power to Amazon Web Services data centers in the region.
Gogo Inc.
is a provider of telecommunication services (e.g., internet, phone, text) to personal and business jets via an owned network of air-to-ground cellular towers and Low-Earth-Orbit (“LEO”) satellites. The company reported earnings results that exceeded expectations, reiterated 2025 revenue guidance and provided commentary on a strong and growing pipeline for its LEO satellite internet product, Galileo.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (LNG) assets and related infrastructure. Shares were pressured during the period as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined, in part due to uncertainty regarding the terms of the contract. We liquidated our position.
Embecta
is a manufacturer of the consumable needle used with multidose insulin and GLP-1 pens. The company reduced guidance in anticipation of store closures following the recent private equity purchase of Walgreens.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class I	-3.08%	8.52%	11.71%	9.26%
Russell 3000 ® Index	5.75%	15.30%	15.96%	14.76%
Russell 2500 ™ Index	0.44%	9.91%	11.44%	9.21%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key
Fund
Statistics
Fund net assets (in $000s)	$ 128,710
Number of portfolio holdings	85
Net advisory fees paid (in $000s)	$ 391
Portfolio turnover rate (six months)	40%
Graphical
Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top
Ten
Holdings
Talen Energy Corporation	2.2%
Baldwin Insurance Group, Inc.	2.0%
Everest Group Ltd.	2.0%
CACI International, Inc.	1.9%
Primo Brands Corporation	1.9%
Diebold Nixdorf, Inc.	1.9%
Carlyle Group, Inc.	1.8%
Doximity, Inc.	1.8%
Western Alliance Bancorp	1.8%
SharkNinja, Inc.	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Core Fund
Class R6 / WBCRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class R6	$ 44	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -3.07% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Index, which returned 0.44% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
Relative performance
was
driven by a combination of stock-specific dynamics and style headwinds. From a style perspective, our underweight to unprofitable companies and bias towards more consistent business models were headwinds, which were concentrated in the latter half of the period. The Fund notably outperformed during the acute market correction from late February through the April 8th bottom but lagged during the strong recovery that followed, from April 9th to the end of the period. From a stock-specific perspective, our top individual detractors included New Fortress (Energy), Embecta (Health Care), e.l.f. Beauty (Consumer Staples), Neogen (Health Care) and ACV Auctions (Industrials). Stock selection in Consumer Staples and Information Technology also detracted from relative returns. Our top individual contributors included Talen Energy (Utilities), Gogo (Communication Services), Marex Group (Financials), Cameco (Energy) and Stride (Consumer Discretionary).
TOP PERFORMANCE CONTRIBUTORS
Talen Energy
is an integrated independent power producer that sells to utilities and end users. Shares advanced during the period, in part due to an expanded relationship with Amazon. Talen announced a long-term power purchase agreement for its Susquehanna nuclear plant to provide carbon-free power to Amazon Web Services data centers in the region.
Gogo Inc.
is a provider of telecommunication services (e.g., internet, phone, text) to personal and business jets via an owned network of air-to-ground cellular towers and Low-Earth-Orbit (“LEO”) satellites. The company reported earnings results that exceeded expectations, reiterated 2025 revenue guidance and provided commentary on a strong and growing pipeline for its LEO satellite internet product, Galileo.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (LNG) assets and related infrastructure. Shares were pressured during the period as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined, in part due to uncertainty regarding the terms of the contract. We liquidated our position.
Embecta
is a manufacturer of the consumable needle used with multidose insulin and GLP-1 pens. The company reduced guidance in anticipation of store closures following the recent private equity purchase of Walgreens.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class R6	-3.07%	8.57%	11.73%	9.30%
Russell 3000 ® Index	5.75%	15.30%	15.96%	14.76%
Russell 2500 ™ Index	0.44%	9.91%	11.44%	9.21%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key
Fund
Statistics
Fund net assets (in $000s)	$ 128,710
Number of portfolio holdings	85
Net advisory fees paid (in $000s)	$ 391
Portfolio turnover rate (six months)	40%
Graphical
Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Talen Energy Corporation	2.2%
Baldwin Insurance Group, Inc.	2.0%
Everest Group Ltd.	2.0%
CACI International, Inc.	1.9%
Primo Brands Corporation	1.9%
Diebold Nixdorf, Inc.	1.9%
Carlyle Group, Inc.	1.8%
Doximity, Inc.	1.8%
Western Alliance Bancorp	1.8%
SharkNinja, Inc.	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days
after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Growth Fund
Class I / WSMDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class I	$ 48	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -6.39% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned -0.71% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund's relative performance was driven by a combination of stock-specific dynamics and style headwinds. From a style perspective, our underweight to unprofitable companies and bias towards more consistent business models were headwinds, which were concentrated in the latter half of the period. The Fund notably outperformed during the acute market correction from late February through the April 8th bottom but lagged during the strong recovery that followed, from April 9th to the end of the period. From a stock-specific perspective, our selection in Consumer Staples, including our positions in e.l.f. Beauty and Freshpet, and Financials, including our position in Flywire, detracted from relative performance. Other laggards included New Fortress (Energy) and Neogen (Health Care). Our top individual contributors included Talen Energy (Utilities), Stride (Consumer Discretionary), Cameco (Energy), Curtiss-Wright (Industrials) and Blueprint Medicines (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Talen Energy
is an integrated independent power producer that sells to utilities and end users. Shares advanced during the period, in part due to an expanded relationship with Amazon. Talen announced a long-term power purchase agreement for its Susquehanna nuclear plant to provide carbon-free power to Amazon Web Services data centers in the region.
Stride
is a leading provider of online and blended education programs. The company reported strong enrollment growth across its general and career education segments.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (LNG) assets and related infrastructure. Shares were pressured during the period as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined, in part due to uncertainty regarding the terms of the contract. We liquidated our position.
e.l.f. Beauty
designs and manufactures premium quality cosmetic and skincare products with broad appeal at accessible price points under the e.l.f., Well People, Keys Soulcare and Naturium brands. Shares declined during the period on disappointing new product innovations and tariff headwinds.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class I	-6.39%	3.01%	6.23%	8.72%
Russell 3000 ® Index	5.75%	15.30%	15.96%	12.96%
Russell 2500 ™ Growth Index	-0.71%	8.81%	7.50%	8.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key
Fund Statistics
Fund net assets (in $000s)	$ 1,443,299
Number of portfolio holdings	75
Net advisory fees paid (in $000s)	$ 6,371
Portfolio turnover rate (six months)	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Talen Energy Corporation	3.1%
Pure Storage, Inc.	2.6%
Cameco Corp.	2.5%
Primo Brands Corporation	2.4%
Doximity, Inc.	2.4%
nVent Electric PLC	2.1%
Mercury Systems, Inc.	2.0%
Dynatrace, Inc.	2.0%
Ciena Corporation	2.0%
Manhattan Associates, Inc.	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Growth Fund
Class N / WSMNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class N	$ 60	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -6.52% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned -0.71% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund's relative performance was driven by a combination of stock-specific dynamics and style headwinds. From a style perspective, our underweight to unprofitable companies and bias towards more consistent business models were headwinds, which were concentrated in the latter half of the period. The Fund notably outperformed during the acute market correction from late February through the April 8th bottom but lagged during the strong recovery that followed, from April 9th to the end of the period. From a stock-specific perspective, our selection in Consumer Staples, including our positions in e.l.f. Beauty and Freshpet, and Financials, including our position in Flywire, detracted from relative performance. Other laggards included New Fortress (Energy) and Neogen (Health Care). Our top individual contributors included Talen Energy (Utilities), Stride (Consumer Discretionary), Cameco (Energy), Curtiss-Wright (Industrials) and Blueprint Medicines (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Talen Energy
is an integrated independent power producer that sells to utilities and end users. Shares advanced during the period, in part due to an expanded relationship with Amazon. Talen announced a long-term power purchase agreement for its Susquehanna nuclear plant to provide carbon-free power to Amazon Web Services data centers in the region.
Stride
is a leading provider of online and blended education programs. The company reported strong enrollment growth across its general and career education segments.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (LNG) assets and related infrastructure. Shares were pressured during the period as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined, in part due to uncertainty regarding the terms of the contract. We liquidated our position.
e.l.f. Beauty
designs and manufactures premium quality cosmetic and skincare products with broad appeal at accessible price points under the e.l.f., Well People, Keys Soulcare and Naturium brands. Shares declined during the period on disappointing new product innovations and tariff headwinds.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class N	-6.52%	2.73%	5.96%	8.44%
Russell 3000 ® Index	5.75%	15.30%	15.96%	12.96%
Russell 2500 ™ Growth Index	-0.71%	8.81%	7.50%	8.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,443,299
Number of portfolio holdings	75
Net advisory fees paid (in $000s)	$ 6,371
Portfolio turnover rate (six months)	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Talen Energy Corporation	3.1%
Pure Storage, Inc.	2.6%
Cameco Corp.	2.5%
Primo Brands Corporation	2.4%
Doximity, Inc.	2.4%
nVent Electric PLC	2.1%
Mercury Systems, Inc.	2.0%
Dynatrace, Inc.	2.0%
Ciena Corporation	2.0%
Manhattan Associates, Inc.	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Growth Fund
Class R6 / WSMRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class R6	$ 46	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -6.36% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned -0.71% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund's relative performance was driven by a combination of stock-specific dynamics and style headwinds. From a style perspective, our underweight to unprofitable companies and bias towards more consistent business models were headwinds, which were concentrated in the latter half of the period. The Fund notably outperformed during the acute market correction from late February through the April 8th bottom but lagged during the strong recovery that followed, from April 9th to the end of the period. From a stock-specific perspective, our selection in Consumer Staples, including our positions in e.l.f. Beauty and Freshpet, and Financials, including our position in Flywire, detracted from relative performance. Other laggards included New Fortress (Energy) and Neogen (Health Care). Our top individual contributors included Talen Energy (Utilities), Stride (Consumer Discretionary), Cameco (Energy), Curtiss-Wright (Industrials) and Blueprint Medicines (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Talen Energy
is an integrated independent power producer that sells to utilities and end users. Shares advanced during the period, in part due to an expanded relationship with Amazon. Talen announced a long-term power purchase agreement for its Susquehanna nuclear plant to provide carbon-free power to Amazon Web Services data centers in the region.
Stride
is a leading provider of online and blended education programs. The company reported strong enrollment growth across its general and career education segments.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (LNG) assets and related infrastructure. Shares were pressured during the period as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined, in part due to uncertainty regarding the terms of the contract. We liquidated our position.
e.l.f. Beauty
designs and manufactures premium quality cosmetic and skincare products with broad appeal at accessible price points under the e.l.f., Well People, Keys Soulcare and Naturium brands. Shares declined during the period on disappointing new product innovations and tariff headwinds.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Small-Mid Cap Growth Fund Class R6	-6.36%	3.07%	6.28%	6.55%
Russell 3000 ® Index	5.75%	15.30%	15.96%	14.07%
Russell 2500 ™ Growth Index	-0.71%	8.81%	7.50%	7.88%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,443,299
Number of portfolio holdings	75
Net advisory fees paid (in $000s)	$ 6,371
Portfolio turnover rate (six months)	29%
Graphical
Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Talen Energy Corporation	3.1%
Pure Storage, Inc.	2.6%
Cameco Corp.	2.5%
Primo Brands Corporation	2.4%
Doximity, Inc.	2.4%
nVent Electric PLC	2.1%
Mercury Systems, Inc.	2.0%
Dynatrace, Inc.	2.0%
Ciena Corporation	2.0%
Manhattan Associates, Inc.	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Value Fund
Class I / ISMVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class I	$ 42	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -3.92% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 1.03% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund’s underperformance versus its benchmark was driven by poor sector stock selection in the Financials, Energy, and Consumer Discretionary sectors. Conversely, the Fund had positive sector allocations in 6 of the 11 Global Industry Classification Standard economic sectors during the period. Positive stock selection contributed to relative performance in the Materials, Real Estate, and Information Technology sectors in the period.
TOP PERFORMANCE CONTRIBUTORS
Jabil, Inc.
is a manufacturing services company, which serves automotive, consumer health, data centers, energy, and aerospace & defense sectors worldwide. Jabil has benefited from its diversified revenue segments with success in their cloud and data centers business fueled by artificial intelligence adoption.
Flex, Ltd.
is an electronics manufacturing services company that designs and develops original design manufacturing products for aerospace & defense, cloud, digital health, lighting, housing, energy, industrial, and communication industries. Flex has been able to achieve strong operating margins, thus generating significant free cash flow.
CACI International, Inc.
engages in the provision of information solutions and services in support of national security missions and government transformation for intelligence, defense, and federal civilian customers. CACI has benefited from increased defense spending
caused by geopolitical uncertainty.
TOP PERFORMANCE DETRACTORS
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small to middle-market businesses. A restatement of financials in their largest portfolio company due to accounting irregularities caused a sharp sell-off.
Acadia Healthcare Co., Inc.
engages in the provision of behavioral healthcare services across the U.S. Acadia’s fundamentals have been weaker on the heels of damaging headlines in the press, as well as lawsuits citing abuse in multiple facilities.
SM Energy Co.
is an independent energy & production company, which specializes in natural gas and crude oil. E&P companies have broadly struggled due to oil price volatility caused by geopolitical tensions and OPEC supply.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small-Mid Cap Value Fund Class I	-3.92%	2.03%	4.09%
Russell 3000 ® Index	5.75%	15.30%	21.68%
Russell 2500 ® Value Index	1.03%	10.47%	12.17%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 3,221
Number of portfolio holdings	82
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
American Financial Group, Inc.	1.5%
Selective Insurance Group, Inc.	1.5%
Allison Transmission Holdings, Inc.	1.5%
Flex Ltd.	1.5%
Carlyle Group, Inc.	1.5%
Everest Group Ltd.	1.5%
Allegion PLC	1.5%
Amdocs Ltd.	1.4%
Openlane, Inc.	1.4%
Crown Holdings, Inc.	1.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/
forms
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Value Fund
Class R6 / RSMVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class R6	$ 39	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -3.83% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 1.03% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund’s underperformance versus its benchmark was driven by poor sector stock selection in the Financials, Energy, and Consumer Discretionary sectors. Conversely, the Fund had positive sector allocations in 6 of the 11 Global Industry Classification Standard economic sectors during the period. Positive stock selection contributed to relative performance in the Materials, Real Estate, and Information Technology sectors in the period.
TOP PERFORMANCE CONTRIBUTORS
Jabil, Inc.
is a manufacturing services company, which serves automotive, consumer health, data centers, energy, and aerospace & defense sectors worldwide. Jabil has benefited from its diversified revenue segments with success in their cloud and data centers business fueled by artificial intelligence adoption.
Flex, Ltd.
is an electronics manufacturing services company that designs and develops original design manufacturing products for aerospace & defense, cloud, digital health, lighting, housing, energy, industrial, and communication industries. Flex has been able to achieve strong operating margins, thus generating significant free cash flow.
CACI International, Inc.
engages in the provision of information solutions and services in support of national security missions and government transformation for intelligence, defense, and federal civilian customers. CACI has benefited from increased defense spending caused by geopolitical uncertainty.
TOP PERFORMANCE DETRACTORS
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small to middle-market businesses. A restatement of financials in their largest portfolio company due to accounting irregularities caused a sharp sell-off.
Acadia Healthcare Co., Inc.
engages in the provision of behavioral healthcare services across the U.S.
Acadia’s
fundamentals have been weaker on the heels of damaging headlines in the press, as well as lawsuits citing abuse in multiple facilities.
SM Energy Co.
is an independent energy & production company, which specializes in natural gas and crude oil. E&P companies have broadly struggled due to oil price volatility caused by geopolitical tensions and OPEC supply.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small-Mid Cap Value Fund Class R6	-3.83%	2.10%	4.15%
Russell 3000 ® Index	5.75%	15.30%	21.68%
Russell 2500 ® Value Index	1.03%	10.47%	12.17%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 3,221
Number of portfolio holdings	82
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
American Financial Group, Inc.	1.5%
Selective Insurance Group, Inc.	1.5%
Allison Transmission Holdings, Inc.	1.5%
Flex Ltd.	1.5%
Carlyle Group, Inc.	1.5%
Everest Group Ltd.	1.5%
Allegion PLC	1.5%
Amdocs Ltd.	1.4%
Openlane, Inc.	1.4%
Crown Holdings, Inc.	1.4%
Sector Allocation
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Growth Fund
Class I / WBSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class I	$ 48	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -5.26% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Growth Index, which returned -0.48% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund’s underperformance was primarily driven by stock-specific dynamics. The Fund notably outperformed during the acute market correction from late February through the April 8th bottom but lagged during the strong recovery that followed, from April 9th to the end of the period. The top detractors included New Fortress Energy

(Energy), Credo Technologies (Information Technology), Flywire (Financials), Neogen (Health Care), and Acadia Healthcare (Health Care). The top contributors were Gogo Inc. (Information Technology), JFrog (Information Technology), Marex Group (Financials), Alignment Healthcare (Health Care), and Mercury Systems (Industrials).
TOP PERFORMANCE
CONTRIBUTORS
Gogo Inc.
is a provider of telecommunication services (e.g., internet, phone, text) to personal and business jets via an owned network of air-to-ground cellular towers and Low-Earth-Orbit (“LEO”) satellites. The company reported earnings results that exceeded expectations, reiterated 2025 revenue guidance and provided commentary on a strong and growing pipeline for its LEO satellite internet product, Galileo.
JFrog
is the dominant provider of binary repositories, a very strategic component in modern software development workflows. The stock outperformed due to strong cloud revenue growth and key performance indicators. The company also secured a deal with a major artificial intelligence technology leader to manage their model delivery and agent services.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (LNG) assets and related infrastructure. Shares were pressured during the period as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined, in part due to uncertainty regarding the terms of the contract. We liquidated our position.
Flywire
is a leading, global payments enablement and software company. Shares underperformed due to a decline in international student visa approvals impacting education demand. Compounding concerns, the company initiated a restructuring plan and announced a broad strategic review. We sold our position during the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the
Fund
invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small Cap Growth Fund Class I	-5.26%	4.85%	10.79%	10.60%
Russell 3000 ® Index	5.75%	15.30%	15.96%	12.96%
Russell 2000 ® Growth Index	-0.48%	9.73%	7.42%	7.14%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 897,307
Number of portfolio holdings	92
Net advisory fees paid (in $000s)	$ 3,633
Portfolio turnover rate (six months)	36%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc.	2.0%
BWX Technologies, Inc.	2.0%
Brink's Co.	1.9%
Varonis Systems, Inc.	1.8%
Confluent, Inc.	1.7%
Montrose Environmental Group, Inc.	1.7%
Doximity, Inc.	1.7%
FirstService Corp.	1.6%
Q2 Holdings, Inc.	1.6%
Rush Street Interactive, Inc.	1.5%
Sector Allocation
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Growth Fund
Class N / WBSNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class N	$ 60	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -5.38% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Growth Index, which returned -0.48% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund’s underperformance was primarily driven by stock-specific dynamics. The Fund notably outperformed during the acute market correction from late February through the April 8th bottom but lagged during the strong recovery that followed, from April 9th to the end of the period. The top detractors included New Fortress Energy

(Energy), Credo Technologies (Information Technology), Flywire (Financials), Neogen (Health Care), and Acadia Healthcare (Health Care). The top contributors were Gogo Inc. (Information Technology), JFrog (Information Technology), Marex Group (Financials), Alignment Healthcare (Health Care), and Mercury Systems (Industrials).
TOP PERFORMANCE
CONTRIBUTORS
Gogo Inc.
is a provider of telecommunication services (e.g., internet, phone, text) to personal and business jets via an owned network of air-to-ground cellular towers and Low-Earth-Orbit (“LEO”) satellites. The company reported earnings results that exceeded expectations, reiterated 2025 revenue guidance and provided commentary on a strong and growing pipeline for its LEO satellite internet product, Galileo.
JFrog
is the dominant provider of binary repositories, a very strategic component in modern software development workflows. The stock outperformed due to strong cloud revenue growth and key performance indicators. The company also secured a deal with a major artificial intelligence technology leader to manage their model delivery and agent services.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (LNG) assets and related infrastructure. Shares were pressured during the period as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined, in part due to uncertainty regarding the terms of the contract. We liquidated our position.
Flywire
is a leading, global payments enablement and software company. Shares underperformed due to a decline in international student visa approvals impacting education demand. Compounding concerns, the company initiated a restructuring plan and announced a broad strategic review. We sold our position during the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests
.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small Cap Growth Fund Class N	-5.38%	4.59%	10.52%	10.32%
Russell 3000 ® Index	5.75%	15.30%	15.96%	12.96%
Russell 2000 ® Growth Index	-0.48%	9.73%	7.42%	7.14%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 897,307
Number of portfolio holdings	92
Net advisory fees paid (in $000s)	$ 3,633
Portfolio turnover rate (six months)	36%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc.	2.0%
BWX Technologies, Inc.	2.0%
Brink's Co.	1.9%
Varonis Systems, Inc.	1.8%
Confluent, Inc.	1.7%
Montrose Environmental Group, Inc.	1.7%
Doximity, Inc.	1.7%
FirstService Corp.	1.6%
Q2 Holdings, Inc.	1.6%
Rush Street Interactive, Inc.	1.5%
Sector Allocation
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Growth Fund
Class R6 / WBSRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class R6	$ 46	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -5.24% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Growth Index, which returned -0.48% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund’s underperformance was primarily driven by stock-specific dynamics. The Fund notably outperformed during the acute market correction from late February through the April 8th bottom but lagged during the strong recovery that followed, from April 9th to the end of the period. The top detractors included New Fortress Energy

(Energy), Credo Technologies (Information Technology), Flywire (Financials), Neogen (Health Care), and Acadia Healthcare (Health Care). The top contributors were Gogo Inc. (Information Technology), JFrog (Information Technology), Marex Group (Financials), Alignment Healthcare (Health Care), and Mercury Systems (Industrials).
TOP PERFORMANCE CONTRIBUTORS
Gogo Inc.
is a provider of telecommunication services (e.g., internet, phone, text) to personal and business jets via an owned network of air-to-ground cellular towers and Low-Earth-Orbit (“LEO”) satellites. The company reported earnings results that exceeded expectations, reiterated 2025 revenue guidance and provided commentary on a strong and growing pipeline for its LEO satellite internet product, Galileo.
JFrog
is the dominant provider of binary repositories, a very strategic component in modern software development workflows. The stock outperformed due to strong cloud revenue growth and key performance indicators. The company also secured a deal with a major artificial intelligence technology leader to manage their model delivery and agent
services.
TOP PERFORMANCE DETRACTORS
New Fortress Energy
develops, finances and constructs liquified natural gas (LNG) assets and related infrastructure. Shares were pressured during the period as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined, in part due to uncertainty regarding the terms of the contract. We liquidated our position.
Flywire
is a leading, global payments enablement and software company. Shares underperformed due to a decline in international student visa approvals impacting education demand. Compounding concerns, the company initiated a restructuring plan and announced a broad strategic review. We sold our position during the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
Small Cap Growth Fund Class R6	-5.24%	4.89%	10.87%	8.72%
Russell 3000 ® Index	5.75%	15.30%	15.96%	14.07%
Russell 2000 ® Growth Index	-0.48%	9.73%	7.42%	6.70%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 897,307
Number of portfolio holdings	92
Net advisory fees paid (in $000s)	$ 3,633
Portfolio turnover rate (six months)	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
Casella Waste Systems, Inc.	2.0%
BWX Technologies, Inc.	2.0%
Brink's Co.	1.9%
Varonis Systems, Inc.	1.8%
Confluent, Inc.	1.7%
Montrose Environmental Group, Inc.	1.7%
Doximity, Inc.	1.7%
FirstService Corp.	1.6%
Q2 Holdings, Inc.	1.6%
Rush Street Interactive, Inc.	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information
at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Value Fund
Class I / ICSCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small Cap Value Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class I	$ 43	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -6.05% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned -3.16% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Financials, Consumer Discretionary, and Information Technology sectors. Conversely, the Fund had positive stock selection in 6 of the 11 Global Industry Classification Standard economic sectors during the period. Positive stock selection contributed to relative performance in the Health Care, Industrials, and Energy sectors.
TOP PERFORMANCE CONTRIBUTORS
ESCO Technologies, Inc.
is a multi-industrial company which produces engineered products and systems for various defense and other industrial applications. ESCO has benefited from a strong order flow and backlog, as well as the U.S. Department of Defense’s prioritization of naval programs, particularly submarines.
CSG Systems International, Inc.
provides a suite of processing and related services, which includes software and professional services which automate customer care and billing functions. CSG Systems has benefited from management’s execution in their turnaround strategy by continuing to grow revenue outside of their legacy cable business, as well as margin expansion.
WNS Holdings, Ltd.
engages in the provision of business process management solutions, which include industry-specific offerings, customer interaction, finance & accounting, human resources, procurement, and research & analytics. WNS benefitted from speculation surrounding the company potentially being acquired.
TOP PERFORMANCE DETRACTORS
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small to middle-market businesses. A restatement of financials in their largest portfolio company due to accounting irregularities caused a sharp sell-off.
Steven Madden, Ltd.
designs, sources, and markets fashion-forward footwear, accessories & apparel for women, men, and children. Large supplier concentration within China and Vietnam exposed to potential tariffs, as well as a large wholesale exposure caused earnings estimates to decline in the period.
Oxford Industries, Inc.
operates as an international apparel design, sourcing, and marketing company, which distributes its lifestyle branded products through a variety of upscale department stores, as well as owned stores and e-commerce platforms. Post-pandemic spend has largely rolled off and margins have come under pressure, which have caused earnings estimates to decline in the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Small Cap Value Fund Class I	-6.05%	-0.88%	10.43%	6.81%
Russell 3000 ® Index	5.75%	15.30%	15.96%	12.96%
Russell 2000 ® Value Index	-3.16%	5.54%	12.47%	6.72%
On July 16, 2021, the Fund acquired the assets and assumed the liabilities of the ICM Small Company Portfolio (the “Predecessor Fund”) in a reorganization (the “Reorganization”). The Predecessor Fund’s (Institutional Class shares) performance and financial history have been adopted by Class I shares of the Fund following the Reorganization. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of Class I shares of the Fund. Because the Fund had different fees and expenses than the Predecessor Fund, the Predecessor Fund would therefore have had different performance results if it was subject to the Fund’s fees and expenses.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns/
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,096,302
Number of portfolio holdings	104
Net advisory fees paid (in $000s)	$ 4,261
Portfolio turnover rate (six months)	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Gulfport Energy Corp.	1.6%
Ameris Bancorp	1.5%
Texas Capital Bancshares, Inc.	1.5%
CareTrust REIT, Inc.	1.5%
Taylor Morrison Home Corp.	1.4%
John Wiley & Sons, Inc.	1.4%
Old National Bancorp	1.3%
Selective Insurance Group, Inc.	1.2%
Seacoast Banking Corp. of Florida	1.2%
Hancock Whitney Corp.	1.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies
, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.
williamblairfunds
.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Value Fund
Class N / WBVNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small Cap Value Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class N	$ 56	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -6.17% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned -3.16% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Financials, Consumer Discretionary, and Information Technology sectors. Conversely, the Fund had positive stock selection in 6 of the 11 Global Industry Classification Standard economic sectors during the period. Positive stock selection contributed to relative performance in the Health Care, Industrials, and Energy sectors.
TOP PERFORMANCE CONTRIBUTORS
ESCO Technologies, Inc.
is a multi-industrial company which produces engineered products and systems for various defense and other industrial applications. ESCO has benefited from a strong order flow and backlog, as well as the U.S. Department of Defense’s prioritization of naval programs, particularly submarines.
CSG Systems International, Inc.
provides a suite of processing and related services, which includes software and professional services which automate customer care and billing functions. CSG Systems has benefited from management’s execution in their turnaround strategy by continuing to grow revenue outside of their legacy cable business, as well as margin expansion.
WNS Holdings, Ltd.
engages in the provision of business process management solutions, which include industry-specific offerings, customer interaction, finance & accounting, human resources, procurement, and research & analytics. WNS benefitted from speculation surrounding the company potentially being acquired.
TOP PERFORMANCE DETRACTORS
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small to middle-market businesses. A restatement of financials in their largest portfolio company due to accounting irregularities caused a sharp sell-off.
Steven Madden, Ltd.
designs, sources, and markets fashion-forward footwear, accessories & apparel for women, men, and children. Large supplier concentration within China and Vietnam exposed to potential tariffs, as well as a large wholesale exposure caused earnings estimates to decline in the period.
Oxford Industries, Inc.
operates as an international apparel design, sourcing, and marketing company, which distributes its lifestyle branded products through a variety of upscale department stores, as well as owned stores and e-commerce platforms. Post-pandemic spend has largely rolled off and margins have come under pressure, which have caused earnings estimates to decline in the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small Cap Value Fund Class N	-6.17%	-1.13%	0.77%
Russell 3000 ® Index	5.75%	15.30%	9.99%
Russell 2000 ® Value Index	-3.16%	5.54%	2.48%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,096,302
Number of portfolio holdings	104
Net advisory fees paid (in $000s)	$ 4,261
Portfolio turnover rate (six months)	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Gulfport Energy Corp.	1.6%
Ameris Bancorp	1.5%
Texas Capital Bancshares, Inc.	1.5%
CareTrust REIT, Inc.	1.5%
Taylor Morrison Home Corp.	1.4%
John Wiley & Sons, Inc.	1.4%
Old National Bancorp	1.3%
Selective Insurance Group, Inc.	1.2%
Seacoast Banking Corp. of Florida	1.2%
Hancock Whitney Corp.	1.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial
reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.
williamblairfunds
.com/
literature
/forms
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Value Fund
Class R6 / WBVRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Small Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class R6	$ 39	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -5.98% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned -3.16% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 5.75%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection in the Financials, Consumer Discretionary, and Information Technology sectors. Conversely, the Fund had positive stock selection in 6 of the 11 Global Industry Classification Standard economic sectors during the period. Positive stock selection contributed to relative performance in the Health Care, Industrials, and Energy sectors.
TOP PERFORMANCE CONTRIBUTORS
ESCO Technologies, Inc.
is a multi-industrial company which produces engineered products and systems for various defense and other industrial applications. ESCO has benefited from a strong order flow and backlog, as well as the U.S. Department of Defense’s prioritization of naval programs, particularly submarines.
CSG Systems International, Inc.
provides a suite of processing and related services, which includes software and professional services which automate customer care and billing functions. CSG Systems has benefited from management’s execution in their turnaround strategy by continuing to grow revenue outside of their legacy cable business, as well as margin expansion.
WNS Holdings, Ltd.
engages in the provision of business process management solutions, which include industry-specific offerings, customer interaction, finance & accounting, human resources, procurement, and research & analytics. WNS benefitted from speculation surrounding the company potentially being acquired.
TOP PERFORMANCE DETRACTORS
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small to middle-market businesses. A restatement of financials in their largest portfolio company due to accounting irregularities caused a sharp sell-off.
Steven Madden, Ltd.
designs, sources, and markets fashion-forward footwear, accessories & apparel for women, men, and children. Large supplier concentration within China and Vietnam exposed to potential tariffs, as well as a large wholesale exposure caused earnings estimates to decline in the period.
Oxford Industries, Inc.
operates as an international apparel design, sourcing, and marketing company, which distributes its lifestyle branded products through a variety of upscale department stores, as well as owned stores and e-commerce platforms. Post-pandemic spend has largely rolled off and margins have come under pressure, which have caused earnings estimates to decline in the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Small Cap Value Fund Class R6	-5.98%	-0.76%	1.13%
Russell 3000 ® Index	5.75%	15.30%	9.99%
Russell 2000 ® Value Index	-3.16%	5.54%	2.48%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,096,302
Number of portfolio holdings	104
Net advisory fees paid (in $000s)	$ 4,261
Portfolio turnover rate (six months)	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Gulfport Energy Corp.	1.6%
Ameris Bancorp	1.5%
Texas Capital Bancshares, Inc.	1.5%
CareTrust REIT, Inc.	1.5%
Taylor Morrison Home Corp.	1.4%
John Wiley & Sons, Inc.	1.4%
Old National Bancorp	1.3%
Selective Insurance Group, Inc.	1.2%
Seacoast Banking Corp. of Florida	1.2%
Hancock Whitney Corp.	1.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your
request.
For additional information, please
scan
the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/
literature
/forms
.
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
Class I / WGFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Global Leaders Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class I	$ 47	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.64% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI All Country World IMI (net), which returned 9.82%. The Fund's benchmark is also a broad measure of market performance.
The Fund

slightly underperformed the index for the year-to-date period, primarily because of weakness in the first quarter. From a sector perspective, weaker stock selection within Financials and Utilities and an overweight allocation to Consumer Discretionary hampered performance.

TOP PERFORMANCE DETRAC
TORS
Mastercard
is a global financial services company that facilitates electronic payment systems, including credit, debit, and prepaid cards, through its secure network. The share price declined late in the second quarter due to the potential impact of the passage of the GENIUS Act in the U.S. Senate, which would allow large retailers to issue their own stablecoins and possibly circumvent networks.
NextEra Energy
operates the largest renewables fleet in the U.S. and is among the largest operators of wind farms in the world. The share price declined alongside solar peers as U.S. tax and spending initiatives would accelerate the end of incentives for clean electricity production.
TOP PERFORMANCE CONTRIBUTORS
Hims & Hers Health, Inc. (“HIMS”)
operates in the Health Care sector, focusing on digital health services, telemedicine, and personalized wellness solutions. HIMS operates a unique business model that is built on two pillars of telemedicine (service) and generics (product). Despite some volatility, the share price outperformed on the news of a potential collaboration with

Novo Nordisk. The partnership was ultimately terminated, and the share price receded but was overall positive year-to-date.
Oddity Tech
is a tech-driven consumer company that creates and expands digital-first brands designed to upend the traditionally offline beauty and wellness sectors. The share price accelerated amid strong earnings in the first quarter and raised revenue growth outlook for 2025.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Global Leaders Fund Class I	8.64%	8.28%	8.90%	9.41%
MSCI All Country World IMI (net)	9.82%	15.89%	13.39%	9.69%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statis
tics
Fund net assets (in $000s)	$ 49,955
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 82
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	4.8%
Microsoft Corp.	4.2%
Meta Platforms, Inc.	3.0%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Apple, Inc.	2.4%
Broadcom, Inc.	2.4%
Mastercard, Inc.	2.3%
TotalEnergies SE	2.1%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
Class N / WGGNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Global Leaders Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class N	$ 60	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.41% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI All Country World IMI (net), which returned 9.82%. The Fund's benchmark is also a broad measure of market performance.
The Fund

slightly underperformed the index for the year-to-date period, primarily because of weakness in the first quarter. From a sector perspective, weaker stock selection within Financials and Utilities and an overweight allocation to Consumer Discretionary hampered performance.

TOP PERFORM
ANC
E DETRACTORS
Mastercard
is a global financial services company that facilitates electronic payment systems, including credit, debit, and prepaid cards, through its secure network. The share price declined late in the second quarter due to the potential impact of the passage of the GENIUS Act in the U.S. Senate, which would allow large retailers to issue their own stablecoins and possibly circumvent networks.
NextEra Energy
operates the largest renewables fleet in the U.S. and is among the largest operators of wind farms in the world. The share price declined alongside solar peers as U.S. tax and spending initiatives would accelerate the end of incentives for clean electricity production.
TOP PERFORMANCE CONTRIBUTORS
Hims & Hers Health, Inc. (“HIMS”)
operates in the Health Care sector, focusing on digital health services, telemedicine, and personalized wellness solutions. HIMS operates a unique business model that is built on two pillars of telemedicine (service) and generics (product). Despite some volatility, the share price outperformed on the news of a potential collaboration with

Novo Nordisk. The partnership was ultimately terminated, and the share price receded but was overall positive year-to-date.
Oddity Tech
is a tech-driven consumer company that creates and expands digital-first brands designed to upend the traditionally offline beauty and wellness sectors. The share price accelerated amid strong earnings in the first quarter and raised revenue growth outlook for 2025.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Global Leaders Fund Class N	8.41%	7.93%	8.61%	9.11%
MSCI All Country World IMI (net)	9.82%	15.89%	13.39%	9.69%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statis
tics
Fund net assets (in $000s)	$ 49,955
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 82
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	4.8%
Microsoft Corp.	4.2%
Meta Platforms, Inc.	3.0%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Apple, Inc.	2.4%
Broadcom, Inc.	2.4%
Mastercard, Inc.	2.3%
TotalEnergies SE	2.1%
Sector Allocation
Geographic Diversification
Availability of Additional Informa
tion
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
Class R6 / BGGIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Global Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class R6	$ 44	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.54% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI All Country World IMI (net), which returned 9.82%. The Fund's benchmark is also a broad measure of market performance.
The Fund

slightly underperformed the index for the year-to-date period, primarily because of weakness in the first quarter. From a sector perspective, weaker stock selection within Financials and Utilities and an overweight allocation to Consumer Discretionary hampered performance.

TOP PERFORMAN
CE D
ETRACTORS
Mastercard
is a global financial services company that facilitates electronic payment systems, including credit, debit, and prepaid cards, through its secure network. The share price declined late in the second quarter due to the potential impact of the passage of the GENIUS Act in the U.S. Senate, which would allow large retailers to issue their own stablecoins and possibly circumvent networks.
NextEra Energy
operates the largest renewables fleet in the U.S. and is among the largest operators of wind farms in the world. The share price declined alongside solar peers as U.S. tax and spending initiatives would accelerate the end of incentives for clean electricity production.
TOP PERFORMANCE CONTRIBUTORS
Hims & Hers Health, Inc. (“HIMS”)
operates in the Health Care sector, focusing on digital health services, telemedicine, and personalized wellness solutions. HIMS operates a unique business model that is built on two pillars of telemedicine (service) and generics (product). Despite some volatility, the share price outperformed on the news of a potential collaboration with

Novo Nordisk. The partnership was ultimately terminated, and the share price receded but was overall positive year-to-date.
Oddity Tech
is a tech-driven consumer company that creates and expands digital-first brands designed to upend the traditionally offline beauty and wellness sectors. The share price accelerated amid strong earnings in the first quarter and raised revenue growth outlook for 2025.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Global Leaders Fund Class R6	8.54%	8.26%	8.92%	9.46%
MSCI All Country World IMI (net)	9.82%	15.89%	13.39%	9.69%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund St
atisti
cs
Fund net assets (in $000s)	$ 49,955
Number of portfolio holdings	80
Net advisory fees paid (in $000s)	$ 82
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	4.8%
Microsoft Corp.	4.2%
Meta Platforms, Inc.	3.0%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Apple, Inc.	2.4%
Broadcom, Inc.	2.4%
Mastercard, Inc.	2.3%
TotalEnergies SE	2.1%
Sector Allocation
Geographic Diversification
Availability of Additional Informa
tion
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair International
Leaders Fund
Class I / WILIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair International Leaders Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class I	$ 49	0.90%
Management’s Discussion of F
un
d Performance
SUMMARY OF RESULTS
The Fund returned 15.94% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 17.88%. The Fund's benchmark is also a broad measure of market performance.
From a sector perspective, allocation effect was negative due to overweight exposures to Information Technology and Consumer Discretionary. Selection effect was positive overall, with strong selection within Industrials and Consumer Discretionary, partially offset by negative selection within Financials.
TOP PERFORMANCE DETRACTORS
Sumitomo Mitsui Financial Group (“SMFG”)
is a Japanese bank whose share price has been rewarded over the past few years as Japan has normalized its interest rate policy, providing a boost to earnings power for SMFG. SMFG’s stock rebounded as yields recovered, yet still trails highs, partly due to earnings guidance falling short of market expectations.
London Stock Exchange (“LSE”)
is a diversified global market infrastructure company with a strong mergers and acquisitions (“M&A”) track record. After strong performance of the stock over the past two years, LSE underperformed the market and financials in the first half of the year due in part to the strong UK sterling bringing down earnings estimates, as well as some uncertainty on the initial public offering and M&A market given macro risks and market volatility. We remain constructive on LSE’s resilience given its diversified revenue base, particularly in data and risk services.
Trip.com
is China’s leading online travel agency with a dominant market share. It offers a comprehensive range of services, including transportation ticketing, hotel bookings, packaged tours, and destination resort tickets. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, management reduced expected margins, as it is looking to expand the platform internationally.
TOP PERFORMANCE CONTRIBUTORS
BAE Systems
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that we believe includes some of the most successful and in-demand defense programs in the world.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and the banking industry.
Recruit Holdings
specializes in employment classifieds, including U.S.-based companies Indeed and Glassdoor. A weaker macro environment and a stronger Japanese yen have led to slower growth and a weaker outlook for full year 2026, its current fiscal year. The stock was exited because of a lack of earnings visibility.
MercadoLibre, Inc.
, the leading e-commerce platform in Latin America, combines logistics, payments, and retail into a best-in-class ecosystem. The company posted 37% revenue growth year-over-year as it executed successfully across both commerce and fintech segments. We believe the expansive Latin American market offers significant potential for long-term growth and investment.
Dollarama Inc.
continues to deliver on its formula of operational discipline, steady profitability, recession-resistant demand, and expansion-driven growth. Quarterly results exceeded expectations with robust same-store sales and margin improvement, and full-year guidance—still conservative, in our view—was reaffirmed.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Leaders Fund Class I	15.94%	8.86%	5.66%	6.88%
MSCI All Country World ex-U.S. IMI (net)	17.88%	17.83%	10.20%	6.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,120,468
Number of portfolio holdings	63
Net advisory fees paid (in $000s)	$ 4,353
Portfolio turnover rate (six months)	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
SK Hynix, Inc.	2.6%
UniCredit S.p.A.	2.4%
SAP SE	2.4%
Banco Bilbao Vizcaya Argentaria S.A.	2.4%
Dollarama, Inc.	2.3%
BAE Systems PLC	2.3%
Thales SA	2.2%
Intact Financial Corp.	2.2%
Sea Ltd.	2.1%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
House
hol
ding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair International
Leaders Fund
Class N / WILNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This
semi-annual shareholder report
contains important information about William Blair International Leaders Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class N	$ 62	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.79% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 17.88%. The Fund's benchmark is also a broad measure of market performance.
From a sector perspective, allocation effect was negative due to overweight exposures to Information Technology and Consumer Discretionary. Selection effect was positive overall, with strong selection within Industrials and Consumer Discretionary, partially offset by negative selection within Financials.
TOP PERFORMANCE DETRACTORS
Sumitomo Mitsui Financial Group (“SMFG”)
is a Japanese bank whose share price has been rewarded over the past few years as Japan has normalized its interest rate policy, providing a boost to earnings power for SMFG. SMFG’s stock rebounded as yields recovered, yet still trails highs, partly due to earnings guidance falling short of market expectations.
London Stock Exchange (“LSE”)
is a diversified global market infrastructure company with a strong mergers and acquisitions (“M&A”) track record. After strong performance of the stock over the past two years, LSE underperformed the market and financials in the first half of the year due in part to the strong UK sterling bringing down earnings estimates, as well as some uncertainty on the initial public offering and M&A market given macro risks and market volatility. We remain constructive on LSE’s resilience given its diversified revenue base, particularly in data and risk services.
Trip.com
is China’s leading online travel agency with a dominant market share. It offers a comprehensive range of services, including transportation ticketing, hotel bookings, packaged tours, and destination resort tickets. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, management reduced expected margins, as it is looking to
expand the platform internationally.
TOP PERFORMANCE CONTRIBUTORS
BAE Systems
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that we believe includes some of the most successful and in-demand defense programs in the world.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and the banking industry.
Recruit Holdings
specializes in employment classifieds, including U.S.-based companies Indeed and Glassdoor. A weaker macro environment and a stronger Japanese yen have led to slower growth and a weaker outlook for full year 2026, its current fiscal year. The stock was exited because of a lack of earnings visibility.
MercadoLibre, Inc.
, the leading e-commerce platform in Latin America, combines logistics, payments, and retail into a best-in-class ecosystem. The company posted 37% revenue growth year-over-year as it executed successfully across both commerce and fintech segments. We believe the expansive Latin American market offers significant potential for long-term growth and investment.
Dollarama Inc.
continues to deliver on its formula of operational discipline, steady profitability, recession-resistant demand, and expansion-driven growth. Quarterly results exceeded expectations with robust same-store sales and margin improvement, and full-year guidance—still conservative, in our view—was reaffirmed
.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Leaders Fund Class N	15.79%	8.61%	5.40%	6.62%
MSCI All Country World ex-U.S. IMI (net)	17.88%	17.83%	10.20%	6.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,120,468
Number of portfolio holdings	63
Net advisory fees paid (in $000s)	$ 4,353
Portfolio turnover rate (six months)	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
SK Hynix, Inc.	2.6%
UniCredit S.p.A.	2.4%
SAP SE	2.4%
Banco Bilbao Vizcaya Argentaria S.A.	2.4%
Dollarama, Inc.	2.3%
BAE Systems PLC	2.3%
Thales SA	2.2%
Intact Financial Corp.	2.2%
Sea Ltd.	2.1%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings
and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair International
Leaders Fund
Class R6 / WILJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair International Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class R6	$ 46	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.98% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 17.88%. The Fund's benchmark is also a broad measure of market performance.
From a sector perspective, allocation effect was negative due to overweight exposures to Information Technology and Consumer Discretionary. Selection effect was positive overall, with strong selection within Industrials and Consumer Discretionary, partially offset by negative selection within Financials.
TOP PERFORMANCE DETRACTORS
Sumitomo Mitsui Financial Group (“SMFG”)
is a Japanese bank whose share price has been rewarded over the past few years as Japan has normalized its interest rate policy, providing a boost to earnings power for SMFG. SMFG’s stock rebounded as yields recovered, yet still trails highs, partly due to earnings guidance falling short of market expectations.
London Stock Exchange (“LSE”)
is a diversified global market infrastructure company with a strong mergers and acquisitions (“M&A”) track record. After strong performance of the stock over the past two years, LSE underperformed the market and financials in the first half of the year due in part to the strong UK sterling bringing down earnings estimates, as well as some uncertainty on the initial public offering and M&A market given macro risks and market volatility. We remain constructive on LSE’s resilience given its diversified revenue base, particularly in data and risk services.
Trip.com
is China’s leading online travel agency with a dominant market share. It offers a comprehensive range of services, including transportation ticketing, hotel bookings, packaged tours, and destination resort tickets. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, management reduced expected margins, as it is looking to expand the platform internationally.
TOP PERFORMANCE CONTRIBUTORS
BAE Systems
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that we believe includes some of the most successful and in-demand defense programs in the world.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and the banking industry.
Recruit Holdings
specializes in employment classifieds, including U.S.-based companies Indeed and Glassdoor. A weaker macro environment and a stronger Japanese yen have led to slower growth and a weaker outlook for full year 2026, its current fiscal year. The stock was exited because of a lack of earnings visibility.
MercadoLibre, Inc.
, the leading e-commerce platform in Latin America, combines logistics, payments, and retail into a best-in-class ecosystem. The company posted 37% revenue growth year-over-year as it executed successfully across both commerce and fintech segments. We believe the expansive Latin American market offers significant potential for long-term growth and investment.
Dollarama Inc.
continues to deliver on its formula of operational discipline, steady profitability, recession-resistant demand, and expansion-driven growth. Quarterly results exceeded expectations with robust same-store sales and margin improvement, and full-year guidance—still conservative, in our view—was reaffirmed.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments
in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Leaders Fund Class R6	15.98%	8.90%	5.72%	6.96%
MSCI All Country World ex-U.S. IMI (net)	17.88%	17.83%	10.20%	6.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,120,468
Number of portfolio holdings	63
Net advisory fees paid (in $000s)	$ 4,353
Portfolio turnover rate (six months)	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
SK Hynix, Inc.	2.6%
UniCredit S.p.A.	2.4%
SAP SE	2.4%
Banco Bilbao Vizcaya Argentaria S.A.	2.4%
Dollarama, Inc.	2.3%
BAE Systems PLC	2.3%
Thales SA	2.2%
Intact Financial Corp.	2.2%
Sea Ltd.	2.1%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending
you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair International
Growth Fund
Class I / BIGIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair International Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class I	$ 51	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.07% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 17.88%. The Fund's benchmark is also a broad measure of market performance.
From a sector perspective, allocation effect was negative due to overweight exposures to Information Technology and Consumer Discretionary. Selection effect was negative primarily within Financials, Industrials, and Health Care. On a regional view, allocation effect was positive driven by an overweight to Europe ex-U.K. and underweight to emerging Asia. Selection effect was negative within emerging Asia and Europe ex-U.K.
TOP PERFORMANCE DETRACTORS
London Stock Exchange (“LSE”)
is a diversified global market infrastructure company with a strong mergers and acquisitions (“M&A”) track record. After strong performance of the stock over the past two years, LSE underperformed the market and the Financials sector in the first half of the year due in part to the strong UK sterling weighing on earnings estimates, as well as some uncertainty on the initial public offering and M&A market given macro risks and market volatility. We remain constructive on LSE’s resilience given its diversified revenue base, particularly in data and risk services.
Sumitomo Mitsui Financial Group (“SMFG”)
is a Japanese bank whose share price has been rewarded over the past few years as Japan normalizes its interest rate policy, providing a boost to earnings power for SMFG. SMFG’s stock rebounded as yields recovered, yet still trails highs, partly due to earnings guidance falling short of market expectations.
Bank Central Asia
declined during the first quarter amid deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Industrials selection was bolstered by strong performance of European defense companies, such as
BAE Systems (“BAE”)
and
Thales
. However, selection was negative overall driven in part by underperformance of
Waste Connections
,
Recruit Holdings
, and
Bunzl
.
Waste Connections
—focused on non-hazardous waste services—offers defensive through-cycle growth and portfolio stability yet underperformed amid the late second quarter rally.
Recruit Holdings
specializes in employment classifieds, including U.S.-based companies Indeed and Glassdoor. A weaker macro environment and a stronger Japanese yen have led to slower growth and a weaker outlook for its fiscal 2026.

The stock was exited because of a lack of earnings visibility.
Bunzl
, a business-to-business supplier of low-cost consumables, cut full-year guidance due to trade and tariff uncertainty, and suspended its buyback program in anticipation of reduced profits. The position was exited.
Teva Pharmaceuticals
was purchased last year as a turnaround story (return to growth and expand margins). However, we now have concerns about weaker margin guidance from management for fiscal 2025. The turnaround therefore may take longer to materialize into better earnings, and this was negative for the stock and the portfolio sold the position.
TOP PERFORMANCE CONTRIBUTORS
BAE
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that we believe includes some of the most successful and in-demand defense programs in the world.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and the banking industry.
Sandoz Group
—spun out of Novartis in 2023—is a global leader in off-patent medicines, spanning generics and biosimilars. Although recent results modestly missed expectations, management reaffirmed full-year guidance, signaling confidence in its second-half performance. Multiple biosimilar launches are expected later this year, and the firm remains focused on expanding EBITDA margins through sales mix optimization, network streamlining, and continued transformation efforts.
Fund Perf
orma
nce
The following graph
compares
the initial and subsequent account values for the 10-year period ended June 30, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Growth Fund Class I	13.07%	10.67%	6.53%	5.81%
MSCI All Country World ex-U.S. IMI (net)	17.88%	17.83%	10.20%	6.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statist
ics
Fund net assets (in $000s)	$ 1,357,077
Number of portfolio holdings	182
Net advisory fees paid (in $000s)	$ 5,312
Portfolio turnover rate (six months)	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Tencent Holdings Ltd.	2.3%
3i Group PLC	1.8%
SAP SE	1.6%
BAE Systems PLC	1.5%
Lonza Group AG	1.3%
UniCredit S.p.A.	1.3%
SK Hynix, Inc.	1.3%
Sea Ltd.	1.3%
London Stock Exchange Group PLC	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional informatio
n about t
he Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair International
Growth Fund
Class N / WBIGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair International Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class N	$ 64	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 12.94% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 17.88%. The Fund's b enc
hmark is also a broad measure of market performance.
From a sector perspective, allocation effect was negative due to overweight exposures to Information Technology and Consumer Discretionary. Selection effect was negative primarily within Financials, Industrials, and Health Care. On a regional view, allocation effect was positive driven by an overweight to Europe ex-U.K. and underweight to emerging Asia. Selection effect was negative within emerging Asia and Europe ex-U.K.
TOP PERFORMANCE DETRACTORS
London Stock Exchange (“LSE”)
is a diversified global market infrastructure company with a strong mergers and acquisitions (“M&A”) track record. After strong performance of the stock over the past two years, LSE underperformed the market and the Financials sector in the first half of the year due in part to the strong UK sterling weighing on earnings estimates, as well as some uncertainty on the initial public offering and M&A market given macro risks and market volatility. We remain constructive on LSE’s resilience given its diversified revenue base, particularly in data and risk services.
Sumitomo Mitsui Financial Group (“SMFG”)
is a Japanese bank whose share price has been rewarded over the past few years as Japan normalizes its interest rate policy, providing a boost to earnings power for SMFG. SMFG’s stock rebounded as yields recovered, yet still trails highs, partly due to earnings guidance falling short of market expectations.
Bank Central Asia
declined during the first quarter amid deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Industrials selection was bolstered by strong performance of European defense companies, such as
BAE Systems (“BAE”)
and
Thales
. However, selection was negative overall driven in part by underperformance of
Waste Connections
,
Recruit Holdings
, and
Bunzl
.
Waste Connections
—focused on non-hazardous waste services—offers defensive through-cycle growth and portfolio stability yet underperformed amid the late second quarter rally.
Recruit Holdings
specializes in employment classifieds, including U.S.-based companies Indeed and Glassdoor. A weaker macro environment and a stronger Japanese yen have led to slower growth and a weaker outlook for its fiscal 2026.

The stock was exited because of a lack of earnings visibility.
Bunzl
, a business-to-business supplier of low-cost consumables, cut full-year guidance due to trade and tariff uncertainty, and suspended its buyback program in anticipation of reduced profits. The position was exited.
Teva Pharmaceuticals
was purchased last year as a turnaround story (return to growth and expand margins). However, we now have concerns about weaker margin guidance from management for fiscal 2025. The turnaround therefore may take longer to materialize into better earnings, and this was negative for the stock and the portfolio sold the position.
TOP PERFORMANCE CONTRIBUTORS
BAE
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that we believe includes some of the most successful and in-demand defense programs in the world.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and the banking industry.
Sandoz Group
—spun out of Novartis in 2023—is a global leader in off-patent medicines, spanning generics and biosimilars. Although recent results modestly missed expectations, management reaffirmed full-year guidance, signaling confidence in its second-half performance. Multiple biosimilar launches are expected later this year, and the firm remains focused on expanding EBITDA margins through sales mix optimization, network streamlining, and continued transformation efforts.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Growth Fund Class N	12.94%	10.39%	6.25%	5.51%
MSCI All Country World ex-U.S. IMI (net)	17.88%	17.83%	10.20%	6.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,357,077
Number of portfolio holdings	182
Net advisory fees paid (in $000s)	$ 5,312
Portfolio turnover rate (six months)	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Tencent Holdings Ltd.	2.3%
3i Group PLC	1.8%
SAP SE	1.6%
BAE Systems PLC	1.5%
Lonza Group AG	1.3%
UniCredit S.p.A.	1.3%
SK Hynix, Inc.	1.3%
Sea Ltd.	1.3%
London Stock Exchange Group PLC	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided th ey h
ave the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair International
Growth Fund
Class R6 / WBIRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair International Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class R6	$ 48	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.09% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 17.88%. The Fund's benchmark is also a broad measure of market performance.
From a sector perspective, allocation effect was negative due to overweight exposures to Information Technology and Consumer Discretionary. Selection effect was negative primarily within Financials, Industrials, and Health Care. On a regional view, allocation effect was positive driven by an overweight to Europe ex-U.K. and underweight to emerging Asia. Selection effect was negative within emerging Asia and Europe ex-U.K.
TOP PERFORMANCE DETRACTORS
London Stock Exchange (“LSE”)
is a diversified global market infrastructure company with a strong mergers and acquisitions (“M&A”) track record. After strong performance of the stock over the past two years, LSE underperformed the market and the Financials sector in the first half of the year due in part to the strong UK sterling weighing on earnings estimates, as well as some uncertainty on the initial public offering and M&A market given macro risks and market volatility. We remain constructive on LSE’s resilience given its diversified revenue base, particularly in data and risk services.
Sumitomo Mitsui Financial Group (“SMFG”)
is a Japanese bank whose share price has been rewarded over the past few years as Japan normalizes its interest rate policy, providing a boost to earnings power for SMFG. SMFG’s stock rebounded as yields recovered, yet still trails highs, partly due to earnings guidance falling short of market expectations.
Bank Central Asia
declined during the first quarter amid deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Industrials selection was bolstered by strong performance of European defense companies, such as
BAE Systems (“BAE”)
and
Thales
. However, selection was negative overall driven in part by underperformance of
Waste Connections
,
Recruit Holdings
, and
Bunzl
.
Waste Connections
—focused on non-hazardous waste services—offers defensive through-cycle growth and portfolio stability yet underperformed amid the late second quarter rally.
Recruit Holdings
specializes in employment classifieds, including U.S.-based companies Indeed and Glassdoor. A weaker macro environment and a stronger Japanese yen have led to slower growth and a weaker outlook for its fiscal 2026.

The stock was exited because of a lack of earnings visibility.
Bunzl
, a business-to-business supplier of low-cost consumables, cut full-year guidance due to trade and tariff uncertainty, and suspended its buyback program in anticipation of reduced profits. The position was exited.
Teva Pharmaceuticals
was purchased last year as a turnaround story (return to growth and expand margins). However, we now have concerns about weaker margin guidance from management for fiscal 2025. The turnaround therefore may take longer to materialize into better earnings, and this was negative for the stock and the portfolio sold the position.
TOP PERFORMANCE CONTRIBUTORS
BAE
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that we believe includes some of the most successful and in-demand defense programs in the world.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and the banking industry.
Sandoz Group
—spun out of Novartis in 2023—is a global leader in off-patent medicines, spanning generics and biosimilars. Although recent results modestly missed expectations, management reaffirmed full-year guidance, signaling confidence in its second-half performance. Multiple biosimilar launches are expected later this year, and the firm remains focused on expanding EBITDA margins through sales mix optimization, network streamlining, and continued transformation efforts.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	Since Inception
International Growth Fund Class R6	13.09%	10.75%	6.60%	7.31%
MSCI All Country World ex-U.S. IMI (net)	17.88%	17.83%	10.20%	7.35%
K
eep in mind that the Fund’s p
ast
performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,357,077
Number of portfolio holdings	182
Net advisory fees paid (in $000s)	$ 5,312
Portfolio turnover r at e (six months)	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Tencent Holdings Ltd.	2.3%
3i Group PLC	1.8%
SAP SE	1.6%
BAE Systems PLC	1.5%
Lonza Group AG	1.3%
UniCredit S.p.A.	1.3%
SK Hynix, Inc.	1.3%
Sea Ltd.	1.3%
London Stock Exchange Group PLC	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 d ay
s after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Institutional
International Growth Fund
Institutional Class / WBIIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Institutional International Growth Fund Institutional Class (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Institutional International Growth Fund	$ 48	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.12% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 17.88%. The Fund's benchmark is also a broad measure of market performance.
From a sector perspective, allocation effect was negative due to overweight exposures to Information Technology and Consumer Discretionary. Selection effect was negative primarily within Financials, Industrials, and Health Care. On a regional view, allocation effect was positive driven by an overweight to Europe ex-U.K. and underweight to emerging Asia. Selection effect was negative within emerging Asia and Europe ex-U.K.
TOP PERFORMANCE DETRACTORS
London Stock Exchange (“LSE”)
is a diversified global market infrastructure company with a strong mergers and acquisitions (“M&A”) track record. After strong performance of the stock over the past two years, LSE underperformed the market and the Financials sector in the first half of the year due in part to the strong UK sterling weighing on earnings estimates, as well as some uncertainty on the initial public offering and M&A market given macro risks and market volatility. We remain constructive on LSE’s resilience given its diversified revenue base, particularly in data and risk services.
Sumitomo Mitsui Financial Group (“SMFG”)
is a Japanese bank whose share price has been rewarded over the past few years as Japan normalizes its interest rate policy, providing a boost to earnings power for SMFG. SMFG’s stock rebounded as yields recovered, yet still trails highs, partly due to earnings guidance falling short of market expectations.
Bank Central Asia
declined during the first quarter amid deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Industrials selection was bolstered by strong performance of European defense companies, such as
BAE Systems (“BAE”)
and
Thales
. However, selection was negative overall driven in part by underperformance of
Waste Connections
,
Recruit Holdings
, and
Bunzl
.
Waste Connections
—focused on non-hazardous waste services—offers defensive through-cycle growth and portfolio stability yet underperformed amid the late second quarter rally.
Recruit Holdings
specializes in employment classifieds, including U.S.-based companies Indeed and Glassdoor. A weaker macro environment and a stronger Japanese yen have led to slower growth and a weaker outlook for its fiscal 2026.

The stock was exited because of a lack of earnings visibility.
Bunzl
, a business-to-business supplier of low-cost consumables, cut full-year guidance due to trade and tariff uncertainty, and suspended its buyback program in anticipation of reduced profits. The position was exited.Teva Pharmaceuticals was purchased last year as a turnaround story (return to growth and expand margins). However, we now have concerns about weaker margin guidance from management for fiscal 2025. The turnaround therefore may take longer to materialize into better earnings, and this was negative for the stock and the portfolio sold the position.
TOP PERFORMANCE CONTRIBUTORS
BAE
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that we believe includes some of the most successful and in-demand defense programs in the world.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and the banking industry.
Sandoz Group
—spun out of Novartis in 2023—is a global leader in off-patent medicines, spanning generics and biosimilars. Although recent results modestly missed expectations, management reaffirmed full-year guidance, signaling confidence in its second-half performance. Multiple biosimilar launches are expected later this year, and the firm remains focused on expanding EBITDA margins through sales mix optimization, network streamlining, and continued transformation efforts.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $5,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Institutional International Growth Fund	13.12%	10.76%	6.61%	5.95%
MSCI All Country World ex-U.S. IMI (net)	17.88%	17.83%	10.20%	6.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 976,109
Number of portfolio holdings	182
Net advisory fees paid (in $000s)	$ 3,899
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Tencent Holdings Ltd.	2.3%
3i Group PLC	1.8%
SAP SE	1.6%
BAE Systems PLC	1.5%
Lonza Group AG	1.3%
UniCredit S.p.A.	1.3%
SK Hynix, Inc.	1.3%
Sea Ltd.	1.3%
London Stock Exchange Group PLC	1.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional inf
ormati
on about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair International
Small Cap Growth Fund
Class I / WISIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class I	$ 60	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.26% (net of fees) for the 6 months ended June 30, 2025. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 17.68% and outperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 17.88%.
The Fund outperformed the benchmark during the period on a combination of allocation effects and stock selection within Industrials and Japan. Positive sector attribution was driven by overweights to Financials and Communication Services, while overweights to Europe ex U.K. and Latin America were drivers of positive regional allocation.
TOP PERFORMANCE

CONTRIBUTORS
Dassault Aviation
operates a hybrid aerospace business, manufacturing the Falcon business jet and Rafale fighter jet. The stock appreciated early in the year on strong growth in both segments, as order intake had increased 33% versus the prior year.
Mildef Group
is a Swedish company specializing in rugged information technology solutions, including laptops, servers, and intelligent displays primarily designed for the defense sector. The stock appreciated in the period on strong fundamental results, including expanding margins and an uptick in orders further growing the company’s backlog.
Japan Elevator Service Holdings
specializes in the OEM-agnostic maintenance and repair of elevators and escalators. The stock appreciated in the period, as earnings continue to grow and exceed what we view as conservative estimates on strong management execution.
Rakuten Bank
is a leading online bank in Japan that capitalizes on the Rakuten Group's ecosystem, boasting around 100 million users to grow its customer base. The stock appreciated meaningfully in the first quarter on a combination of increasing expectations for Japanese interest rate increases and strong fundamental results, including 40% year-on-year profit growth and improved cost efficiency.
TOP PERFORMANCE DETRACTORS
Hemnet Group
is Sweden’s number one online real estate marketplace. The stock underperformed in the period as fundamental results missed market expectations on lower volumes and longer listing times. We believe current valuations offer an attractive risk/reward for a company with a dominant market position.
Trustpilot Group
is a global online review platform where consumers can share and read reviews about businesses, products, and services. The position had outperformed throughout the last year on a series of earnings announcements that exceeded market expectations due to strong execution as recent product launches and price increases had been well received. Share prices fell in the period despite continued strong results on market reaction to accounting adjustments in the capitalization of software development costs, share based compensation, and the exhaustion of tax credits for prior losses as the company is now profitable.
In Financials, capital markets positions, including
KFin Technologies (“KFin”)
, were the primary detractors. KFin operates in a duopoly in a structurally growing business as one of the two Indian registrar and transfer agents available to mutual funds and large corporates. The company also provides SaaS-based transaction management, channel management, compliance solutions, and various other digital services to asset managers across segments. While the company continues to deliver strong fundamental results announcing 35% profit growth with strong participation across product lines in the period, the stock underperformed with the broader Indian market on a macroeconomic slowdown. The position size was increased on the cyclical market weakness and began to recover late in the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class I	18.26%	21.76%	5.61%	5.38%
MSCI All Country World ex-U.S. IMI (net)	17.88%	17.83%	10.20%	6.18%
MSCI All Country World ex-U.S. Small Cap Index (net)	17.68%	18.34%	10.74%	6.54%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fu
nd
Statistics
Fund net assets (in $000s)	$ 182,127
Number of portfolio holdings	121
Net advisory fees paid (in $000s)	$ 678
Portfolio turnover rate (six months)	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the to
tal net assets of the Fund.
Top Ten Holdings
Rakuten Bank Ltd.	2.1%
BayCurrent Consulting, Inc.	2.0%
Japan Elevator Service Holdings Co. Ltd.	2.0%
Pro Medicus Ltd.	1.9%
Definity Financial Corp.	1.8%
Gjensidige Forsikring ASA	1.7%
CTS Eventim AG & Co. KGaA	1.7%
flatexDEGIRO AG	1.6%
OBIC Business Consultants Co. Ltd.	1.5%
Dassault Aviation SA	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair International
Small Cap Growth Fund
Class N
/
WISNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This
semi-annual shareholder report
contains important information about William Blair International Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class N	$ 74	1.35%
Management’s Disc
ussion
of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.03% (net of fees) for the 6 months ended June 30, 2025. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 17.68% and outperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 17.88%.
The Fund outperformed the benchmark during the period on a combination of allocation effects and stock selection within Industrials and Japan. Positive sector attribution was driven by overweights to Financials and Communication Services, while overweights to Europe ex U.K. and Latin America were drivers of positive regional allocation.
TOP PERFORMANCE

CONTRIBUTORS
Dassault Aviation
operates a hybrid aerospace business, manufacturing the Falcon business jet and Rafale fighter jet. The stock appreciated early in the year on strong growth in both segments, as order intake had increased 33% versus the prior year.
Mildef Group
is a Swedish company specializing in rugged information technology solutions, including laptops, servers, and intelligent displays primarily designed for the defense sector. The stock appreciated in the period on strong fundamental results, including expanding margins and an uptick in orders further growing the company’s backlog.
Japan Elevator Service Holdings
specializes in the OEM-agnostic maintenance and repair of elevators and escalators. The stock appreciated in the period, as earnings continue to grow and exceed what we view as conservative estimates on strong management execution.
Rakuten Bank
is a leading online bank in Japan that capitalizes on the Rakuten Group's ecosystem, boasting around 100 million users to grow its customer base. The stock appreciated meaningfully in the first quarter on a combination of increasing expectations for Japanese interest rate increases and strong fundamental results, including 40% year-on-year profit growth and improved cost efficiency.
TOP PERFORMANCE DETRACTORS
Hemnet Group
is Sweden’s number one online real estate marketplace. The stock underperformed in the period as fundamental results missed market expectations on lower volumes and longer listing times. We believe current valuations offer an attractive risk/reward for a company with a dominant market position.
Trustpilot Group
is a global online review platform where consumers can share and read reviews about businesses, products, and services. The position had outperformed throughout the last year on a series of earnings announcements that exceeded market expectations due to strong execution as recent product launches and price increases had been well received. Share prices fell in the period despite continued strong results on market reaction to accounting adjustments in the capitalization of software development costs, share based compensation, and the exhaustion of tax credits for prior losses as the company is now profitable.
In Financials, capital markets positions, including
KFin Technologies (“KFin”)
, were the primary detractors. KFin operates in a duopoly in a structurally growing business as one of the two Indian registrar and transfer agents available to mutual funds and large corporates. The company also provides SaaS-based transaction management, channel management, compliance solutions, and various other digital services to asset managers across segments. While the company continues to deliver strong fundamental results announcing 35% profit growth with strong participation across product lines in the period, the stock underperformed with the broader Indian market on a macroeconomic slowdown. The position size was increased on the cyclical market weakness and began to recover late in the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class N	18.03%	21.37%	5.33%	5.08%
MSCI All Country World ex-U.S. IMI (net)	17.88%	17.83%	10.20%	6.18%
MSCI All Country World ex-U.S. Small Cap Index (net)	17.68%	18.34%	10.74%	6.54%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 182,127
Number of portfolio holdings	121
Net advisory fees paid (in $000s)	$ 678
Portfolio turnover rate (six months)	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Rakuten Bank Ltd.	2.1%
BayCurrent Consulting, Inc.	2.0%
Japan Elevator Service Holdings Co. Ltd.	2.0%
Pro Medicus Ltd.	1.9%
Definity Financial Corp.	1.8%
Gjensidige Forsikring ASA	1.7%
CTS Eventim AG & Co. KGaA	1.7%
flatexDEGIRO AG	1.6%
OBIC Business Consultants Co. Ltd.	1.5%
Dassault Aviation SA	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair International
Small Cap Growth Fund
Class R6 / WIISX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class R6	$ 57	1.05%
Manage
me
nt’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.22% (net of fees) for the 6 months ended June 30, 2025. The Fund outperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 17.68% and outperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 17.88%.
The Fund outperformed the benchmark during the period on a combination of allocation effects and stock selection within Industrials and Japan. Positive sector attribution was driven by overweights to Financials and Communication Services, while overweights to Europe ex U.K. and Latin America were drivers of positive regional allocation.
TOP PERFORMANCE

CONTRIBUTORS
Dassault Aviation
operates a hybrid aerospace business, manufacturing the Falcon business jet and Rafale fighter jet. The stock appreciated early in the year on strong growth in both segments, as order intake had increased 33% versus the prior year.
Mildef Group
is a Swedish company specializing in rugged information technology solutions, including laptops, servers, and intelligent displays primarily designed for the defense sector. The stock appreciated in the period on strong fundamental results, including expanding margins and an uptick in orders further growing the company’s backlog.
Japan Elevator Service Holdings
specializes in the OEM-agnostic maintenance and repair of elevators and escalators. The stock appreciated in the period, as earnings continue to grow and exceed what we view as conservative estimates on strong management execution.
Rakuten Bank
is a leading online bank in Japan that capitalizes on the Rakuten Group's ecosystem, boasting around 100 million users to grow its customer base. The stock appreciated meaningfully in the first quarter on a combination of increasing expectations for Japanese interest rate increases and strong fundamental results, including 40% year-on-year profit growth and improved cost efficiency.
TOP PERFORMANCE DETRACTORS
Hemnet Group
is Sweden’s number one online real estate marketplace. The stock underperformed in the period as fundamental results missed market expectations on lower volumes and longer listing times. We believe current valuations offer an attractive risk/reward for a company with a dominant market position.
Trustpilot Group
is a global online review platform where consumers can share and read reviews about businesses, products, and services. The position had outperformed throughout the last year on a series of earnings announcements that exceeded market expectations due to strong execution as recent product launches and price increases had been well received. Share prices fell in the period despite continued strong results on market reaction to accounting adjustments in the capitalization of software development costs, share based compensation, and the exhaustion of tax credits for prior losses as the company is now profitable.
In Financials, capital markets positions, including
KFin Technologies (“KFin”)
, were the primary detractors. KFin operates in a duopoly in a structurally growing business as one of the two Indian registrar and transfer agents available to mutual funds and large corporates. The company also provides SaaS-based transaction management, channel management, compliance solutions, and various other digital services to asset managers across segments. While the company continues to deliver strong fundamental results announcing 35% profit growth with strong participation across product lines in the period, the stock underperformed with the broader Indian market on a macroeconomic slowdown. The position size was increased on the cyclical market weakness and began to recover late in the period.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class R6	18.22%	21.77%	5.67%	5.46%
MSCI All Country World ex-U.S. IMI (net)	17.88%	17.83%	10.20%	6.18%
MSCI All Country World ex-U.S. Small Cap Index (net)	17.68%	18.34%	10.74%	6.54%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 182,127
Number of portfolio holdings	121
Net advisory fees paid (in $000s)	$ 678
Portfolio turnover rate (six months)	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Rakuten Bank Ltd.	2.1%
BayCurrent Consulting, Inc.	2.0%
Japan Elevator Service Holdings Co. Ltd.	2.0%
Pro Medicus Ltd.	1.9%
Definity Financial Corp.	1.8%
Gjensidige Forsikring ASA	1.7%
CTS Eventim AG & Co. KGaA	1.7%
flatexDEGIRO AG	1.6%
OBIC Business Consultants Co. Ltd.	1.5%
Dassault Aviation SA	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Leaders Fund
Class I / WBELX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class I	$ 52	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.68% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 15.27%. The Fund's benchmark is also a broad measure of market performance.
The underperformance versus the index during the period was driven by a combination of stock selection in Consumer Discretionary and Industrials, and sector allocation effects driven by overweights to Information Technology and Consumer Discretionary.
TOP PERFORMANCE DETRACTORS
Trip.com
is China’s leading online travel agency, with a dominant market share. Trip.com offers a comprehensive range of services, including transportation ticketing, hotel bookings, packaged tours, and destination resort tickets. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, management reduced expected margins as it is looking to expand the platform internationally. The position was trimmed slightly.
Meituan
is the leading Chinese online platform for food delivery and local services, and it also offers hotel and travel booking services. The stock has underperformed, as a significant competitor has entered the food delivery business and is heavily subsidizing to take market share. Meituan has responded and reduced prices to maintain share but expects pricing to normalize as the competitive environment is quickly becoming more rational. We believe the market is pricing in a worst-case scenario and added to the position size on price weakness.
Polycab India
is India's largest manufacturer of wires and cables and underperformed on a combination of macroeconomic headwinds and a shift in competitive dynamics with the entry of two new businesses with deep resources that will attempt to take market share; the position was trimmed on the latter.
Voltronic Power Technology
is a white-label, outsourced designer and manufacturer of uninterrupted power supply units and power inverters used in applications including solar, energy storage, and EV chargers. The stock was down despite earnings that were in line with expectations and no change to forward expectations. We added to our position on price weakness.
TOP PERFORMANCE CONTRIBUTORS
Sea Limited
is an Indonesian digital platform that provides e-commerce, gaming, and financial services. Sea Limited’s e-commerce business, Shopee Ptd. Ltd., is the largest pan-regional e-commerce platform in Southeast Asia and Taiwan and has a significant presence in Latin America. The stock appreciated on strong fundamental growth across all three key business segments and management’s upgraded forward guidance.
SK Hynix
, which is a South Korea–based artificial intelligence enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND was among the strongest performers. The stock appreciated in the period on expectations for continued artificial intelligence demand and tailwinds for Korean equities following the presidential election in early June.
Bharat Electronics (“Bharat”)
is an Indian capital goods company with strong technological expertise in defense electronics. We believe Indian defense is one of the strongest secular growth stories in emerging market industrials, driven by indigenization as India is the world’s largest importer of arms, a shift in military spending toward capex from wages, and the need to replace/service older-generation military aircraft. The stock appreciated on strong fundamental results including 23% earnings growth in the period, and expectations for increased spend following a conflict with Pakistan.
MercadoLibre, Inc. (“MELI”)
is a leading e‐commerce platform in Latin America with a best‐in‐class ecosystem of services such as logistics and payments. The stock has continued to appreciate on strong fundamental results across geographies with total revenue growth of 37% over the last year as it is executing across both its core e-commerce and financial technology segments. We believe the market in Latin America provides a runway for continued growth and investment given MELI’s best-in-class ecosystem.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class I	11.68%	13.18%	2.78%	3.59%
MSCI Emerging Markets Index (net)	15.27%	15.29%	6.81%	4.81%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 159,781
Number of portfolio holdings	62
Net advisory fees paid (in $000s)	$ 574
Portfolio turnover rate (six months)	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	6.9%
SK Hynix, Inc.	3.4%
NetEase, Inc.	2.9%
HDFC Bank Ltd.	2.9%
Bank Central Asia Tbk. PT	2.5%
Meituan	2.3%
MercadoLibre, Inc.	2.2%
Bharat Electronics Ltd.	2.2%
Itau Unibanco Holding SA.	2.0%
Sector Allocation
Geographic Diversification
Availa
bil
ity of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Leaders Fund
Class N / WELNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class N	$ 66	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.62% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 15.27%. The Fund's benchmark is also a broad measure of market performance.
The underperformance versus the index during the period was driven by a combination of stock selection in Consumer Discretionary and Industrials, and sector allocation effects driven by overweights to Information Technology and Consumer Discretionary.
TOP PERFORMANCE DETRACTORS
Trip.com
is China’s leading online travel agency, with a dominant market share. Trip.com offers a comprehensive range of services, including transportation ticketing, hotel bookings, packaged tours, and destination resort tickets. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, management reduced expected margins as it is looking to expand the platform internationally. The position was trimmed slightly.
Meituan
is the leading Chinese online platform for food delivery and local services, and it also offers hotel and travel booking services. The stock has underperformed, as a significant competitor has entered the food delivery business and is heavily subsidizing to take market share. Meituan has responded and reduced prices to maintain share but expects pricing to normalize as the competitive environment is quickly becoming more rational. We believe the market is pricing in a worst-case scenario and added to the position size on price weakness.
Polycab India
is India's largest manufacturer of wires and cables and underperformed on a combination of macroeconomic headwinds and a shift in competitive dynamics with the entry of two new businesses with deep resources that will attempt to take market share; the position was trimmed on the latter.
Voltronic Power Technology
is a white-label, outsourced designer and manufacturer of uninterrupted power supply units and power inverters used in applications including solar, energy storage, and EV chargers. The stock was down despite earnings that were in line with expectations and no change to forward expectations. We added to our position on price weakness.
TOP PERFORMANCE CONTRIBUTORS
Sea Limited
is an Indonesian digital platform that provides e-commerce, gaming, and financial services. Sea Limited’s e-commerce business, Shopee Ptd. Ltd., is the largest pan-regional e-commerce platform in Southeast Asia and Taiwan and has a significant presence in Latin America. The stock appreciated on strong fundamental growth across all three key business segments and management’s upgraded forward guidance.
SK Hynix
, which is a South Korea–based artificial intelligence enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND was among the strongest performers. The stock appreciated in the period on expectations for continued artificial intelligence demand and tailwinds for Korean equities following the presidential election in early June.
Bharat Electronics (“Bharat”)
is an Indian capital goods company with strong technological expertise in defense electronics. We believe Indian defense is one of the strongest secular growth stories in emerging market industrials, driven by indigenization as India is the world’s largest importer of arms, a shift in military spending toward capex from wages, and the need to replace/service older-generation military aircraft. The stock appreciated on strong fundamental results including 23% earnings growth in the period, and expectations for increased spend following a conflict with Pakistan.
MercadoLibre, Inc. (“MELI”)
is a leading e‐commerce platform in Latin America with a best‐in‐class ecosystem of services such as logistics and payments. The stock has continued to appreciate on strong fundamental results across geographies with total revenue growth of 37% over the last year as it is executing across both its core e-commerce and financial technology segments. We believe the market in Latin America provides a runway for continued growth and investment given MELI’s best-in-class ecosystem.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class N	11.62%	12.92%	2.56%	3.33%
MSCI Emerging Markets Index (net)	15.27%	15.29%	6.81%	4.81%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 159,781
Number of portfolio holdings	62
Net advisory fees paid (in $000s)	$ 574
Portfolio turnover rate (six months)	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	6.9%
SK Hynix, Inc.	3.4%
NetEase, Inc.	2.9%
HDFC Bank Ltd.	2.9%
Bank Central Asia Tbk. PT	2.5%
Meituan	2.3%
MercadoLibre, Inc.	2.2%
Bharat Electronics Ltd.	2.2%
Itau Unibanco Holding SA.	2.0%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they hav
e the
same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Leaders Fund
Class R6 / WELIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class R6	$ 50	0.94%
Management’s Dis
cus
sion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.80% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 15.27%. The Fund's benchmark is also a broad measure of market performance.
The underperformance versus the index during the period was driven by a combination of stock selection in Consumer Discretionary and Industrials, and sector allocation effects driven by overweights to Information Technology and Consumer Discretionary.
TOP PERFORMANCE DETRACTORS
Trip.com
is China’s leading online travel agency, with a dominant market share. Trip.com offers a comprehensive range of services, including transportation ticketing, hotel bookings, packaged tours, and destination resort tickets. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, management reduced expected margins as it is looking to expand the platform internationally. The position was trimmed slightly.
Meituan
is the leading Chinese online platform for food delivery and local services, and it also offers hotel and travel booking services. The stock has underperformed, as a significant competitor has entered the food delivery business and is heavily subsidizing to take market share. Meituan has responded and reduced prices to maintain share but expects pricing to normalize as the competitive environment is quickly becoming more rational. We believe the market is pricing in a worst-case scenario and added to the position size on price weakness.
Polycab India
is India's largest manufacturer of wires and cables and underperformed on a combination of macroeconomic headwinds and a shift in competitive dynamics with the entry of two new businesses with deep resources that will attempt to take market share; the position was trimmed on the latter.
Voltronic Power Technology
is a white-label, outsourced designer and manufacturer of uninterrupted power supply units and power inverters used in applications including solar, energy storage, and EV chargers. The stock was down despite earnings that were in line with expectations and no change to forward expectations. We added to our position on price weakness.
TOP PERFORMANCE CONTRIBUTORS
Sea Limited
is an Indonesian digital platform that provides e-commerce, gaming, and financial services. Sea Limited’s e-commerce business, Shopee Ptd. Ltd., is the largest pan-regional e-commerce platform in Southeast Asia and Taiwan and has a significant presence in Latin America. The stock appreciated on strong fundamental growth across all three key business segments and management’s upgraded forward guidance.
SK Hynix
, which is a South Korea–based artificial intelligence enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND was among the strongest performers. The stock appreciated in the period on expectations for continued artificial intelligence demand and tailwinds for Korean equities following the presidential election in early June.
Bharat Electronics (“Bharat”)
is an Indian capital goods company with strong technological expertise in defense electronics. We believe Indian defense is one of the strongest secular growth stories in emerging market industrials, driven by indigenization as India is the world’s largest importer of arms, a shift in military spending toward capex from wages, and the need to replace/service older-generation military aircraft. The stock appreciated on strong fundamental results including 23% earnings growth in the period, and expectations for increased spend following a conflict with Pakistan.
MercadoLibre, Inc. (“MELI”)
is a leading e‐commerce platform in Latin America with a best‐in‐class ecosystem of services such as logistics and payments. The stock has continued to appreciate on strong fundamental results across geographies with total revenue growth of 37% over the last year as it is executing across both its core e-commerce and financial technology segments. We believe the market in Latin America provides a runway for continued growth and investment given MELI’s best-in-class ecosystem.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class R6	11.80%	13.37%	2.85%	3.66%
MSCI Emerging Markets Index (net)	15.27%	15.29%	6.81%	4.81%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 159,781
Number of portfolio holdings	62
Net advisory fees paid (in $000s)	$ 574
Portfolio turnover rate (six months)	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	6.9%
SK Hynix, Inc.	3.4%
NetEase, Inc.	2.9%
HDFC Bank Ltd.	2.9%
Bank Central Asia Tbk. PT	2.5%
Meituan	2.3%
MercadoLibre, Inc.	2.2%
Bharat Electronics Ltd.	2.2%
Itau Unibanco Holding SA.	2.0%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Growth Fund
Class I / WBEIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class I	$ 52	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.20% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 14.62%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the index year-to-date was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was driven by negative stock selection within Consumer Discretionary and Financials.
TOP PERFORMANCE DETRACTORS
Alibaba
is e-commerce in China. Alibaba detracted the most at the beginning of the year due to the portfolio underweighting as the share price rallied. The strong outperformance was fueled by renewed investor optimism about its artificial intelligence (“AI”) initiatives and perceived government support for private enterprises. Furthermore, the overweight position in the second quarter also detracted as the stock corrected amid market rotation, renewed geopolitical concerns, and management’s lowered revenue and profit guidance primarily due to its continued investment in user growth and strategic initiatives.
Trip.com
is China’s leading online travel agency, with a dominant market share. Trip.com offers a comprehensive range of services including transportation ticketing, hotel bookings, packaged tours, and destination resort tickets. Trip.com’s stock weakened in the first quarter of the year as the company announced increased marketing investments overseas to gain market share, which we expect to weigh on profit growth in the near term.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction.
Banco Galicia
, a leading Argentine financial institution, along with broader Argentine equities, posted strong gains in 2024 amid optimism about political change and early signs of macro stabilization. However, in 2025, the stock corrected as market enthusiasm moderated amid rising concerns about inflation, policy execution, and renewed currency volatility.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
, a leading memory chipmaker, delivered exceptional returns on the back of its early leadership in high-bandwidth memory critical for AI servers. Strong demand and pricing power supported continued earnings momentum.
Xiaomi Corp
, a global consumer electronics and smartphone manufacturer, also contributed meaningfully. The company reported record profit growth, fueled by strong smartphone sales in China, increased advertising revenue, and the successful launch of its electric vehicle, which reinforced its brand and ecosystem strategy.
MercadoLibre, Inc. (“MELI”)
is a leading e-commerce platform in Latin America with a best-in-class ecosystem of services such as logistics and payments. MELI continued to benefit from its dominant market position, strong execution, and accelerating growth across both commerce and financial services platforms. The company delivered robust earnings, with strong gross merchandise value growth, improving take-rates, and a rapidly expanding credit portfolio, particularly in credit cards, driving upside surprises.
Sea Limited
is an Indonesian digital platform that provides e-commerce, gaming, and financial services. Sea Limited was a strong contributor to relative performance, supported by a sharp rebound in profitability across its core businesses.
Shopee Ptd. Ltd.
, Sea Limited’s e-commerce platform, saw strong user engagement and monetization improvements, while its financial technology business benefited from rising digital payments adoption and improved cost discipline, leading to upward revisions in guidance.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class I	9.20%	7.22%	4.59%	5.09%
MSCI Emerging Markets IMI (net)	14.62%	14.28%	7.61%	4.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 890,141
Number of portfolio holdings	126
Net advisory fees paid (in $000s)	$ 3,469
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.0%
SK Hynix, Inc.	4.2%
MercadoLibre, Inc.	3.3%
Alibaba Group Holding Ltd.	3.1%
Xiaomi Corporation	2.7%
Sea Ltd.	2.5%
ICICI Bank Ltd.	2.2%
MediaTek, Inc.	2.1%
HDFC Bank Ltd.	1.9%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Growth Fund
Class N / WBENX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class N	$ 65	1.24%
Management
’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.02% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 14.62%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the index year-to-date was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was driven by negative stock selection within Consumer Discretionary and Financials.
TOP PERFORMANCE DETRACTORS
Alibaba
is e-commerce in China. Alibaba detracted the most at the beginning of the year due to the portfolio underweighting as the share price rallied. The strong outperformance was fueled by renewed investor optimism about its artificial intelligence (“AI”) initiatives and perceived government support for private enterprises. Furthermore, the overweight position in the second quarter also detracted as the stock corrected amid market rotation, renewed geopolitical concerns, and management’s lowered revenue and profit guidance primarily due to its continued investment in user growth and strategic initiatives.
Trip.com
is China’s leading online travel agency, with a dominant market share. Trip.com offers a comprehensive range of services including transportation ticketing, hotel bookings, packaged tours, and destination resort tickets. Trip.com’s stock weakened in the first quarter of the year as the company announced increased marketing investments overseas to gain market share, which we expect to weigh on profit growth in the near term.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction.
Banco Galicia
, a leading Argentine financial institution, along with broader Argentine equities, posted strong gains in 2024 amid optimism about political change and early signs of macro stabilization. However, in 2025, the stock corrected as market enthusiasm moderated amid rising concerns about inflation, policy execution, and renewed currency volatility.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
, a leading memory chipmaker, delivered exceptional returns on the back of its early leadership in high-bandwidth memory critical for AI servers. Strong demand and pricing power supported continued earnings momentum.
Xiaomi Corp
, a global consumer electronics and smartphone manufacturer, also contributed meaningfully. The company reported record profit growth, fueled by strong smartphone sales in China, increased advertising revenue, and the successful launch of its electric vehicle, which reinforced its brand and ecosystem strategy.
MercadoLibre, Inc. (“MELI”)
is a leading e-commerce platform in Latin America with a best-in-class ecosystem of services such as logistics and payments. MELI continued to benefit from its dominant market position, strong execution, and accelerating growth across both commerce and financial services platforms. The company delivered robust earnings, with strong gross merchandise value growth, improving take-rates, and a rapidly expanding credit portfolio, particularly in credit cards, driving upside surprises.
Sea Limited
is an Indonesian digital platform that provides e-commerce, gaming, and financial services. Sea Limited was a strong contributor to relative performance, supported by a sharp rebound in profitability across its core businesses.
Shopee Ptd. Ltd.
, Sea Limited’s e-commerce platform, saw strong user engagement and monetization improvements, while its financial technology business benefited from rising digital payments adoption and improved cost discipline, leading to upward revisions in guidance.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class N	9.02%	6.89%	4.33%	4.81%
MSCI Emerging Markets IMI (net)	14.62%	14.28%	7.61%	4.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 890,141
Number of portfolio holdings	126
Net advisory fees paid (in $000s)	$ 3,469
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.0%
SK Hynix, Inc.	4.2%
MercadoLibre, Inc.	3.3%
Alibaba Group Holding Ltd.	3.1%
Xiaomi Corporation	2.7%
Sea Ltd.	2.5%
ICICI Bank Ltd.	2.2%
MediaTek, Inc.	2.1%
HDFC Bank Ltd.	1.9%
Sector Allocation
Geographic Diversification
Availability
of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Growth Fund
Class R6 / BIEMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class R6	$ 49	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.17% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 14.62%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the index year-to-date was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was driven by negative stock selection within Consumer Discretionary and Financials.
TOP PERFORMANCE DETRACTORS
Alibaba
is e-commerce in China. Alibaba detracted the most at the beginning of the year due to the portfolio underweighting as the share price rallied. The strong outperformance was fueled by renewed investor optimism about its artificial intelligence (“AI”) initiatives and perceived government support for private enterprises. Furthermore, the overweight position in the second quarter also detracted as the stock corrected amid market rotation, renewed geopolitical concerns, and management’s lowered revenue and profit guidance primarily due to its continued investment in user growth and strategic initiatives.
Trip.com
is China’s leading online travel agency, with a dominant market share. Trip.com offers a comprehensive range of services including transportation ticketing, hotel bookings, packaged tours, and destination resort tickets. Trip.com’s stock weakened in the first quarter of the year as the company announced increased marketing investments overseas to gain market share, which we expect to weigh on profit growth in the near term.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction.
Banco Galicia
, a leading Argentine financial institution, along with broader Argentine equities, posted strong gains in 2024 amid optimism about political change and early signs of macro stabilization. However, in 2025, the stock corrected as market enthusiasm moderated amid rising concerns about inflation, policy execution, and renewed currency volatility.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
, a leading memory chipmaker, delivered exceptional returns on the back of its early leadership in high-bandwidth memory critical for AI servers. Strong demand and pricing power supported continued earnings momentum.
Xiaomi Corp
, a global consumer electronics and smartphone manufacturer, also contributed meaningfully. The company reported record profit growth, fueled by strong smartphone sales in China, increased advertising revenue, and the successful launch of its electric vehicle, which reinforced its brand and ecosystem strategy.
MercadoLibre, Inc. (“MELI”)
is a leading e-commerce platform in Latin America with a best-in-class ecosystem of services such as logistics and payments. MELI continued to benefit from its dominant market position, strong execution, and accelerating growth across both commerce and financial services platforms. The company delivered robust earnings, with strong gross merchandise value growth, improving take-rates, and a rapidly expanding credit portfolio, particularly in credit cards, driving upside surprises.
Sea Limited
is an Indonesian digital platform that provides e-commerce, gaming, and financial services. Sea Limited was a strong contributor to relative performance, supported by a sharp rebound in profitability across its core businesses.
Shopee Ptd. Ltd.
, Sea Limited’s e-commerce platform, saw strong user engagement and monetization improvements, while its financial technology business benefited from rising digital payments adoption and improved cost discipline, leading to upward revisions in guidance.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class R6	9.17%	7.17%	4.66%	5.15%
MSCI Emerging Markets IMI (net)	14.62%	14.28%	7.61%	4.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 890,141
Number of portfolio holdings	126
Net advisory fees paid (in $000s)	$ 3,469
Portfolio turnover rate (six months)	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.3%
Tencent Holdings Ltd.	6.0%
SK Hynix, Inc.	4.2%
MercadoLibre, Inc.	3.3%
Alibaba Group Holding Ltd.	3.1%
Xiaomi Corporation	2.7%
Sea Ltd.	2.5%
ICICI Bank Ltd.	2.2%
MediaTek, Inc.	2.1%
HDFC Bank Ltd.	1.9%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
ex China Growth Fund
Class I / WXCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class I	$ 52	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.63% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 13.62%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the index year-to-date was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was driven by negative stock selection within Financials, Industrials, and Energy.
TOP PERFORMANCE DETRACTORS
Grupo Financiero Galicia SA
and
Banco Bbva Argentina SA
, Argentine banks, were significant detractors to relative returns due to investor caution around Argentina’s financial sector and broad macroeconomic and foreign exchange headwinds amid a weakening peso.
Apar Industries Ltd.
is a leading Indian manufacturer of conductors, cables, and specialty oils. The stock underperformed on the back of increased margin pressure due to a less favorable product mix and pricing pressure in the conductor segment, and export-related challenges, as Chinese competition intensified in key export markets.
Titagarh Rail Systems Limited (“Titagarh”)
, a rail infrastructure and rolling stock manufacturer, corrected amid market rotation and the company’s disappointing results. Titagarh’s fourth quarter 2024 net profit declined 18% year-over-year due to lower wagon sales to Indian Railways amid a supply chain bottleneck, which constrained revenue realization.
YPF S.A.
is Argentina’s largest integrated energy company, with a growing focus on shale development in the Vaca Muerta formation. Concerns around sustained negative free cash flow and rising leverage, alongside sensitivity to oil prices, weighed on investor sentiment. In addition, a U.S. court ruling ordering the transfer of Argentina’s 51% stake in YPF S.A. coupled with investor concerns over the government’s ability to support energy sector reforms and fund growth pressured the share price.
TOP PERFORMANCE CONTRIBUTORS
Sea Limited
is an Indonesian digital platform that provides e-commerce, gaming, and financial services. Sea Limited was a strong contributor to relative performance, supported by a sharp rebound in profitability across its core businesses.
Shopee Pte. Ltd
., Sea Limited’s e-commerce platform, benefited from strong user engagement and monetization improvements, while Sea Limited’s financial technology business benefited from rising digital payments adoption and improved cost discipline, leading to upward revisions in guidance.
SK Hynix
, a leading memory chipmaker, delivered exceptional returns on the back of its early leadership in high-bandwidth memory critical for artificial intelligence servers. Strong demand and pricing power supported continued earnings momentum.
Hanwha Aerospace Co. Ltd.
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending.
MercadoLibre, Inc. (“MELI”)
is a le
adi
ng e-commerce platform in Latin America with a best-in-class ecosystem of services such as logistics and payments. MELI continued to benefit from its dominant market position, strong execution, and accelerating growth across both commerce and financial services platforms. The company delivered robust earnings, with strong gross merchandise value growth, improving take-rates, and a rapidly expanding credit portfolio, particularly in credit cards, driving upside surprises.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class I	8.63%	8.30%	13.47%
MSCI Emerging Markets ex-China IMI (net)	13.62%	8.71%	12.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Sta
ti
stics
Fund net assets (in $000s)	$ 37,233
Number of portfolio holdings	111
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	42%
Graphical Representation of Holdings
The tables below sh
o
w the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.1%
SK Hynix, Inc.	4.4%
MercadoLibre, Inc.	2.7%
Sea Ltd.	2.6%
MediaTek, Inc.	2.5%
HDFC Bank Ltd.	2.2%
ICICI Bank Ltd.	2.2%
Bharti Airtel Ltd.	1.8%
Bajaj Finance Limited	1.6%
Emaar Properties PJSC	1.4%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
ex China Growth Fund
Class R6 / WXCRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class R6	$ 49	0.94%
Management’s Discu
ssio
n of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.69% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 13.62%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the index year-to-date was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was driven by negative stock selection within Financials, Industrials, and Energy.
TOP PERFORMANCE DETRACTORS
Grupo Financiero Galicia SA
and
Banco Bbva Argentina SA
, Argentine banks, were significant detractors to relative returns due to investor caution around Argentina’s financial sector and broad macroeconomic and foreign exchange headwinds amid a weakening peso.
Apar Industries Ltd.
is a leading Indian manufacturer of conductors, cables, and specialty oils. The stock underperformed on the back of increased margin pressure due to a less favorable product mix and pricing pressure in the conductor segment, and export-related challenges, as Chinese competition intensified in key export markets.
Titagarh Rail Systems Limited (“Titagarh”)
, a rail infrastructure and rolling stock manufacturer, corrected amid market rotation and the company’s disappointing results. Titagarh’s fourth quarter 2024 net profit declined 18% year-over-year due to lower wagon sales to Indian Railways amid a supply chain bottleneck, which constrained revenue realization.
YPF S.A.
is Argentina’s largest integrated energy company, with a growing focus on shale development in the Vaca Muerta formation. Concerns around sustained negative free cash flow and rising leverage, alongside sensitivity to oil prices, weighed on investor sentiment. In addition, a U.S. court ruling ordering the transfer of Argentina’s 51% stake in YPF S.A. coupled with investor concerns over the government’s ability to support energy sector reforms and fund growth pressured the share price.
TOP PERFORMANCE CONTRIBUTORS
Sea Limited
is an Indonesian digital platform that provides e-commerce, gaming, and financial services. Sea Limited was a strong contributor to relative performance, supported by a sharp rebound in profitability across its core businesses.
Shopee Pte. Ltd
., Sea Limited’s e-commerce platform, benefited from strong user engagement and monetization improvements, while Sea Limited’s financial technology business benefited from rising digital payments adoption and improved cost discipline, leading to upward revisions in guidance.
SK Hynix
, a leading memory chipmaker, delivered exceptional returns on the back of its early leadership in high-bandwidth memory critical for artificial intelligence servers. Strong demand and pricing power supported continued earnings momentum.
Hanwha Aerospace Co. Ltd.
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending.
MercadoLibre, Inc. (“MELI”)
is a leading e-commerce platform in Latin America with a best-in-class ecosystem of services such as logistics and payments. MELI continued to benefit from its dominant market position, strong execution, and accelerating growth across both commerce and financial services platforms. The company delivered robust earnings, with strong gross merchandise value growth, improving take-rates, and a rapidly expanding credit portfolio, particularly in credit cards, driving upside surprises.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class R6	8.69%	8.36%	13.56%
MSCI Emerging Markets ex-China IMI (net)	13.62%	8.71%	12.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 37,233
Number of portfolio holdings	111
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.1%
SK Hynix, Inc.	4.4%
MercadoLibre, Inc.	2.7%
Sea Ltd.	2.6%
MediaTek, Inc.	2.5%
HDFC Bank Ltd.	2.2%
ICICI Bank Ltd.	2.2%
Bharti Airtel Ltd.	1.8%
Bajaj Finance Limited	1.6%
Emaar Properties PJSC	1.4%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Small Cap Growth Fund
Class I / BESIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class I	$ 59	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.35% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 10.74% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 14.62%.
Underperformance versus the index year-to-date was primarily driven by weak performance in the first quarter amid strong style headwinds
and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection
within
Industrials and Financials.
TOP PERFORMANCE DETRACTORS
HD Hyundai Marine Solution
, a Korean ship engine services provider, declined following softer-than-expected earnings and a share placement, despite long-term tailwinds from the shipbuilding cycle and the shift to dual-fuel engines.
Transformers & Rectifiers India
, a power equipment manufacturer, fell on weaker-than-expected order inflows and margin compression, reflecting a broader slowdown in infrastructure-related capital expenditure as well as a broader rotation out of electrical equipment names.
Apar Industries
, a leading Indian manufacturer of conductors, cables, and specialty oils, also corrected sharply. Despite strong fundamentals and a robust order book, the stock was impacted by profit-taking and concerns over near-term visibility in the power transmission segment.
Central Depository Services India Ltd
, a key infrastructure provider for India’s capital markets, underperformed due to slowing transaction volumes and elevated technology costs, which pressured margins.
Grupo Supervielle
, an Argentine bank, corrected sharply after a strong 2024, as macro volatility, inflation concerns, and renewed currency pressures resurfaced in 2025.
Kaynes Technology
, an Indian electronics manufacturing services firm, also corrected after a strong 2024 rally. The stock was pressured by valuation concerns and a slight miss in operating performance, as investor sentiment turned more cautious toward high-growth, high-multiple names.
PG Electroplast
, a contract manufacturer of consumer electronics and appliances, also detracted as earnings momentum slowed and margin pressures emerged amid rising input costs.
TOP PERFORMANCE CONTRIBUTORS
Cencosud SA
, a leading Chilean operator of supermarkets and multi-format retail stores, rallied on improved investor sentiment
and
expectations of a consumption recovery amid rising real wages and interest rate cuts in Chile.
Gambol Pet Group
and
Yantai China Pet Foods Co
, Chinese pet food companies, delivered strong returns supported by robust sales momentum and growing demand for high-quality pet nutrition.
Within Taiwan,
ASPEED Technology
contributed the most amid strong performance in the second quarter, as the company benefited from accelerating demand for artificial intelligence (“AI”) server infrastructure and continued strength in enterprise cloud spending.
Elite Materials
added to relative results as the stock outperformed on the back of strong demand from AI server and automotive electronics customers. The company delivered robust first-quarter earnings growth, boosted by favorable product mix, margin expansion, and operational leverage.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class I	4.35%	2.50%	8.58%	5.28%
MSCI Emerging Markets IMI (net)	14.62%	14.28%	7.61%	4.95%
MSCI Emerging Markets Small Cap Index (net)	10.74%	8.40%	13.86%	5.97%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 369,576
Number of portfolio holdings	141
Net advisory fees paid (in $000s)	$ 1,434
Portfolio turnover rate (six months)	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
ASPEED Technology, Inc.	2.3%
Hyosung Heavy Industries Corporation	1.9%
Nuvama Wealth Management Ltd.	1.8%
Grupo Aeroportuario del Centro Norte SAB de CV	1.8%
Gentera SAB de CV	1.7%
Samyangfoods Co., Ltd	1.7%
JB Financial Group Co. Ltd.	1.6%
Direcional Engenharia SA	1.6%
KFin Technologies Ltd.	1.6%
Chroma ATE, Inc.	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Small Cap Growth Fund
Class N / WESNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class N	$ 71	1.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.24% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 10.74% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 14.62%.
Underperformance versus the index year-to-date was primarily driven by weak performance in the first quarter amid strong style headwinds
and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection
within
Industrials and Financials.
TOP PERFORMANCE DETRACTORS
HD Hyundai Marine Solution
, a Korean ship engine services provider, declined following softer-than-expected earnings and a share placement, despite long-term tailwinds from the shipbuilding cycle and the shift to dual-fuel engines.
Transformers & Rectifiers India
, a power equipment manufacturer, fell on weaker-than-expected order inflows and margin compression, reflecting a broader slowdown in infrastructure-related capital expenditure as well as a broader rotation out of electrical equipment names.
Apar Industries
, a leading Indian manufacturer of conductors, cables, and specialty oils, also corrected sharply. Despite strong fundamentals and a robust order book, the stock was impacted by profit-taking and concerns over near-term visibility in the power transmission segment.
Central Depository Services India Ltd
, a key infrastructure provider for India’s capital markets, underperformed due to slowing transaction volumes and elevated technology costs, which pressured margins.
Grupo Supervielle
, an Argentine bank, corrected sharply after a strong 2024, as macro volatility, inflation concerns, and renewed currency pressures resurfaced in 2025.
Kaynes Technology
, an Indian electronics manufacturing services firm, also corrected after a strong 2024 rally. The stock was pressured by valuation concerns and a slight miss in operating performance, as investor sentiment turned more cautious toward high-growth, high-multiple names.
PG Electroplast
, a contract manufacturer of consumer electronics and appliances, also detracted as earnings momentum slowed and margin
pressures emerged amid rising input costs.
TOP PERFORMANCE CONTRIBUTORS
Cencosud SA
, a leading Chilean operator of supermarkets and multi-format retail stores, rallied on improved investor sentiment
and expectations of a consumption recovery amid rising real wages and interest rate cuts in Chile.
Gambol Pet Group
and
Yantai China Pet Foods Co
, Chinese pet food companies, delivered strong returns supported by robust sales momentum and growing demand for high-quality pet nutrition.
Within Taiwan,
ASPEED Technology
contributed the most amid strong performance in the second quarter, as the company benefited from accelerating demand for artificial intelligence (“AI”) server infrastructure and continued strength in enterprise cloud spending.
Elite Materials
added to relative results as the stock outperformed on the back of strong demand from AI server and automotive electronics customers. The company delivered robust first-quarter earnings growth, boosted by favorable product mix, margin expansion, and operational leverage.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class N	4.24%	2.22%	8.30%	4.99%
MSCI Emerging Markets IMI (net)	14.62%	14.28%	7.61%	4.95%
MSCI Emerging Markets Small Cap Index (net)	10.74%	8.40%	13.86%	5.97%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 369,576
Number of portfolio holdings	141
Net advisory fees paid (in $000s)	$ 1,434
Portfolio turnover rate (six months)	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
ASPEED Technology, Inc.	2.3%
Hyosung Heavy Industries Corporation	1.9%
Nuvama Wealth Management Ltd.	1.8%
Grupo Aeroportuario del Centro Norte SAB de CV	1.8%
Gentera SAB de CV	1.7%
Samyangfoods Co., Ltd	1.7%
JB Financial Group Co. Ltd.	1.6%
Direcional Engenharia SA	1.6%
KFin Technologies Ltd.	1.6%
Chroma ATE, Inc.	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Small Cap Growth Fund
Class R6 / WESJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class R6	$ 56	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.38% (net of fees)
for the
6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 10.74% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 14.62%.
Underperformance versus the index year-to-date was primarily driven by weak performance in the first quarter amid strong style headwinds
and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection within Industrials and Financials.
TOP PERFORMANCE DETRACTORS
HD Hyundai Marine Solution
, a Korean ship engine services provider, declined following softer-than-expected earnings and a share placement, despite long-term tailwinds from the shipbuilding cycle and the shift to dual-fuel engines.
Transformers & Rectifiers India
, a power equipment manufacturer, fell on weaker-than-expected order inflows and margin compression, reflecting a broader slowdown in infrastructure-related capital expenditure as well as a broader rotation out of electrical equipment names.
Apar Industries
, a leading Indian manufacturer of conductors, cables, and specialty oils, also corrected sharply. Despite strong fundamentals and a robust order book, the stock was impacted by profit-taking and concerns over near-term visibility in the power transmission segment.
Central Depository Services India Ltd
, a key infrastructure provider for India’s capital markets, underperformed due to slowing transaction volumes and elevated technology costs, which pressured margins.
Grupo Supervielle
, an Argentine bank, corrected sharply after a strong 2024, as macro volatility, inflation concerns, and renewed currency pressures resurfaced in 2025.
Kaynes Technology
, an Indian
electronics
manufacturing services firm, also corrected after a strong 2024 rally. The stock was pressured by valuation concerns and a slight miss in operating performance, as investor sentiment turned more cautious toward high-growth, high-multiple names.
PG Electroplast
, a contract manufacturer of consumer electronics and appliances, also detracted as earnings momentum slowed and margin pressures emerged amid rising input costs.
TOP PERFORMANCE CONTRIBUTORS
Cencosud SA
, a leading Chilean operator of supermarkets and multi-format retail stores, rallied on improved investor sentiment and expectations of a consumption recovery amid rising real wages and interest rate cuts in Chile.
Gambol Pet Group
and
Yantai China Pet Foods Co
, Chinese pet food companies, delivered strong returns supported by robust sales momentum and growing demand for high-quality pet nutrition.
Within Taiwan,
ASPEED Technology
contributed the most amid strong performance in the second quarter, as the company benefited from accelerating demand for artificial intelligence (“AI”) server infrastructure and continued strength in enterprise cloud spending.
Elite Materials
added to relative results as the stock outperformed on the back of strong demand from AI server and automotive electronics customers. The company delivered robust first-quarter earnings growth, boosted by favorable product mix, margin expansion, and operational leverage.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class R6	4.38%	2.54%	8.64%	5.34%
MSCI Emerging Markets IMI (net)	14.62%	14.28%	7.61%	4.95%
MSCI Emerging Markets Small Cap Index (net)	10.74%	8.40%	13.86%	5.97%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 369,576
Number of portfolio holdings	141
Net advisory fees paid (in $000s)	$ 1,434
Portfolio turnover rate (six months)	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
ASPEED Technology, Inc.	2.3%
Hyosung Heavy Industries Corporation	1.9%
Nuvama Wealth Management Ltd.	1.8%
Grupo Aeroportuario del Centro Norte SAB de CV	1.8%
Gentera SAB de CV	1.7%
Samyangfoods Co., Ltd	1.7%
JB Financial Group Co. Ltd.	1.6%
Direcional Engenharia SA	1.6%
KFin Technologies Ltd.	1.6%
Chroma ATE, Inc.	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair China Growth Fund
Class I / WICGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair China Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class I	$ 52	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.32% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI China All Shares Index (net), which returned 11.77%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the index was driven by a combination of allocation and stock selection effects. An overweight allocation to Consumer Sectors and Industrials coupled with negative stock selection within Industrials and Financials were the primary drivers
of

underperformance.
TOP PERFORMANCE DETRACTORS
Shenzhen Envicool
is a leading precision temperature cooling and energy-saving equipment supplier in China. The stock declined during the period on weaker-than-expected full year 2024 results, with revenue up 30% year-over-year, missing consensus expectations by 3%. This was primarily due to delayed revenue recognition of certain room cooling projects in the fourth quarter of 2024. The company was also negatively affected by tariff impacts. In response, the company has established a small-scale U.S. production line as a contingency measure, although it currently lacks cost efficiency compared with its China-based operations. The company is also exploring Southeast Asia as a potential manufacturing base amid heightened geopolitical risks.
East Money Information
is a leading company in the brokerage and wealth management market. Despite reporting in-line results, mixed mutual fund sales and distribution fee rate pressure weighed on earnings.
TOP PERFORMANCE CONTRIBUTORS
Xiaomi
is a global leader in consumer electronics and technology. The company is executing well on its Human x Car x Home strategy with the electric vehicle success supporting Xiaomi's brand image and helping accelerate its high-end smartphone penetration and “AI Internet of Things” product growth momentum.
Meitu
specializes in developing image and video editing software, with its flagship product the Meitu App. Meitu has transitioned to a sustainable business model centered on subscription services, complemented by its advertising businesses. Amid the rapid advancement of artificial intelligence (“AI”), the company has introduced a series of AI-generated content productivity tools since late 2022. The company is a leading provider of image and video editing software in China, commanding a 50% market share while actively expanding into select overseas markets.

Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
China Growth Fund Class I	11.32%	18.93%	-12.41%
MSCI China All Shares Index (net)	11.77%	27.18%	-4.11%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,951
Number of portfolio holdings	42
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
Tencent Holdings Ltd.	13.1%
Alibaba Group Holding Ltd.	7.7%
Xiaomi Corporation	7.0%
Pop Mart International Group Ltd.	4.4%
BYD Company Limited	3.8%
NetEase, Inc.	3.5%
Contemporary Amperex Technology Co. Ltd.	3.3%
China Merchants Bank Co. Ltd.	3.2%
Meituan	3.0%
Eastroc Beverage Group Co. Ltd.	2.7%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair China Growth Fund
Class R6 / WRCGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class R6	$ 50	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.17% (net of fees) for the 6 months ended June 30, 2025. The Fund underperformed its benchmark, the MSCI
China
All Shares Index (net), which returned 11.77%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus the index was driven by a combination of allocation and stock selection effects. An overweight allocation to Consumer Sectors and Industrials coupled with negative stock selection within Industrials and Financials were the primary drivers of underperformance.
TOP PERFORMANCE DETRACTORS
Shenzhen Envicool
is a leading precision temperature cooling and energy-saving equipment supplier in China. The stock declined during the period on weaker-than-expected full year 2024 results, with revenue up 30% year-over-year, missing consensus expectations by 3%. This was primarily due to delayed revenue recognition of certain room cooling projects in the fourth quarter of 2024. The company was also negatively affected by tariff impacts. In response, the company has established a small-scale U.S. production line as a contingency measure, although it currently lacks cost efficiency compared with its China-based operations. The company is also exploring Southeast Asia as a potential manufacturing base amid heightened geopolitical risks.
East Money Information
is a leading company in the brokerage and wealth management market. Despite reporting in-line results, mixed mutual fund sales and distribution fee rate pressure weighed on earnings.
TOP PERFORMANCE CONTRIBUTORS
Xiaomi
is a global leader in consumer electronics and technology. The company is executing well on its Human x Car x Home strategy with the electric vehicle success supporting Xiaomi's brand image and helping accelerate its high-end smartphone penetration and “AI Internet of Things” product growth momentum.
Meitu
specializes in developing image and video editing software, with its flagship product the Meitu App. Meitu has transitioned to a sustainable business model centered on subscription services, complemented by its advertising businesses. Amid the rapid advancement of artificial intelligence (“AI”), the company has introduced a series of AI-generated content productivity tools since late 2022. The company is a leading provider of image and video editing software in China, commanding a 50% market share while actively expanding into select overseas markets.

Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
China Growth Fund Class R6	11.17%	18.89%	-12.47%
MSCI China All Shares Index (net)	11.77%	27.18%	-4.11%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 1,951
Number of portfolio holdings	42
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate (six months)	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
Tencent Holdings Ltd.	13.1%
Alibaba Group Holding Ltd.	7.7%
Xiaomi Corporation	7.0%
Pop Mart International Group Ltd.	4.4%
BYD Company Limited	3.8%
NetEase, Inc.	3.5%
Contemporary Amperex Technology Co. Ltd.	3.3%
China Merchants Bank Co. Ltd.	3.2%
Meituan	3.0%
Eastroc Beverage Group Co. Ltd.	2.7%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Debt Fund
Class I / WEDIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class I (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class I	$ 36	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 6.64% (net of fees) for the 6 months ended June 30, 2025. The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 5.64% and underperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned 7.27%.
The Fund had positive contributions from all three “beta buckets,” (or risk categories) particularly the high-beta (higher-risk) bucket.
For
all three groups, positive performance was the result of both the country allocation and security selection. Performance in the higher-risk and lower-risk buckets were predominately driven by country allocation while security selection drove performance in the medium-risk bucket.
Higher-Risk Countries
In
Lebanon
, our overweight position outperformed as bonds rallied on the appointment of a new prime minister and central bank governor. Additionally, potential de-escalation of regional conflict further supported Lebanese bonds.
In
Ecuador
, our overweight position added to performance. Valuations were overly depressed going into the second-round elections, and the win by incumbent Daniel Noboa led to a rapid increase in bond prices.
In
Ukraine
, our overweight position underperformed as assets priced out a ceasefire agreement with Russia. There was also disappointment when Ukraine missed the deadline for its warrant payment; however, negotiations with bondholders remain ongoing.
In
Bolivia
, our underweight position detracted from performance.

Bolivian asset prices rose on the prospect of regime
change
in the Presidential elections in the fall.
Medium-Risk Countries
In
Turkey
, our overweight in the local currency carry trade contributed positively to performance in the second quarter, with a small contribution from our underweight in sovereign hard currency bonds and CDS position. This more than offset the marginal loss from exposure to hard currency corporate bonds.
In
Colombia
, our overweight position in local currency instruments added to performance via security selection. Both our positions in the 2042 bonds and a supranational position outperformed duration matched USD-denominated bond.
We participated in
Kyrgyzstan
’s inaugural new issue at the end of May, which was well received by the market. Although it currently trades marginally above the offer price, it has not been able to deliver a strong rally like the wider market.
In
Jordan
our position marginally underperformed as geopolitical tensions in the region eased and Jordan continued to make good progress
on its reform efforts under the guidance of the International Monetary Fund.
Lower-Risk Countries
In
Hungary
our underweight exposure outperformed. The opposition is polling well ahead of next year’s election and the market is concerned about the implications for fiscal policy. Monetary policy has also been kept fairly tight as inflation has not reverted back to target as quickly as previously expected.
In
Saudi Arabia
, our underweight position outperformed. Spreads were not helped by a decline in oil prices as the market focused more on supply and demand dynamics as opposed to increased volatility in regional geopolitics.
In
Trinidad and Tobago
, our investments underperformed due to a more hawkish policy from the Trump administration toward Venezuela. The Trump administration revoked the OFAC licenses to operate the Dragon gas field, off the coast of Venezuela and Trinidad. This led to concerns about fundamentals within Trinidad.
In
India
, our underweight exposure to quasi-sovereign bonds contributed marginally to performance as spreads in India compressed less than other index countries. However, our exposure to select corporate issuers detracted from performance amid market volatility
early in the second quarter.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Emerging Markets Debt Fund Class I	6.64%	11.81%	1.90%
Bloomberg Global Aggregate Index	7.27%	8.91%	-2.24%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index	5.64%	9.97%	0.62%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund
Statistics
Fund net assets (in $000s)	$ 59,345
Number of portfolio holdings	237
Net advisory fees paid (in $000s)	$ 46
Portfolio turnover rate (six months)	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from
S&P and Moody’s which are converted to the equivalent S&P major rating category for presentation purposes only
.
Top Ten Holdings
Petroleos Mexicanos	3.2%
Oman Government International Bond	3.1%
Argentina Government International Bond	3.0%
Egypt Government International Bond	2.9%
Romania Government International Bond	2.7%
Ukraine Government International Bond	2.4%
Paraguay Government International Bond	2.3%
Dominican Republic International Bond	2.3%
Ecuador Government International Bond	1.9%
Turkey Government International Bond	1.7%
Geographic Diversification
Credit Quality
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Debt Fund
Class R6 / WEDRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class R6 (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at
https://www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class R6	$ 34	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 6.68% (net of fees) for the 6 months ended June 30, 2025. The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 5.64% and underperformed the
Bloomberg
Global Aggregate Index, a broad measure of market performance, which returned 7.27%.
The Fund had positive contributions from all three “beta buckets,” (or risk categories) particularly the high-beta (higher-risk) bucket. For all three groups, positive performance was the result of both the country allocation and security selection. Performance in the higher-risk and lower-risk buckets were predominately driven by country allocation while security selection drove performance in the medium-risk bucket.
Higher-Risk Countries
In
Lebanon
, our overweight position outperformed as bonds rallied on the appointment of a new prime minister and central bank governor. Additionally, potential de-escalation of regional conflict further supported Lebanese bonds.
In
Ecuador
, our overweight position added to performance. Valuations were overly depressed going into the second-round elections, and the win by incumbent Daniel Noboa led to a rapid increase in bond prices.
In
Ukraine
, our overweight position underperformed as assets priced out a ceasefire agreement with Russia. There was also disappointment when Ukraine missed the deadline for its warrant payment; however, negotiations with bondholders remain ongoing.
In
Bolivia
, our underweight position detracted from performance.

Bolivian asset prices rose on the prospect of
regime
change in the Presidential elections in the fall.
Medium-Risk Countries
In
Turkey
, our overweight in the local currency carry trade contributed positively to performance in the second quarter, with a small contribution from our underweight in sovereign hard currency bonds and CDS position. This more than offset the marginal loss from exposure to hard currency corporate bonds.
In
Colombia
, our overweight position in local currency instruments added to performance via security selection. Both our positions in the 2042 bonds and a supranational position outperformed duration matched USD-denominated bond.
We participated in
Kyrgyzstan
’s inaugural new issue at the end of May, which was well received by the market. Although it currently trades marginally above the offer price, it has not been able to deliver a strong rally like the wider market.
In
Jordan
our position marginally underperformed as geopolitical tensions in the region eased and Jordan continued to make good progress on its reform efforts under the guidance of the International Monetary
Fund
.
Lower-Risk Countries
In
Hungary
our underweight exposure outperformed. The opposition is polling well ahead of next year’s election and the market is concerned about the implications for fiscal policy. Monetary policy has also been kept fairly tight as inflation has not reverted back to target as quickly as previously expected.
In
Saudi Arabia
, our underweight position outperformed. Spreads were not helped by a decline in oil prices as the market focused more on supply and demand dynamics as opposed to increased volatility in regional geopolitics.
In
Trinidad and Tobago
, our investments underperformed due to a more hawkish policy from the Trump administration toward Venezuela. The Trump administration revoked the OFAC licenses to operate the Dragon gas field, off the coast of Venezuela and Trinidad. This led to concerns about fundamentals within Trinidad.
In
India
, our underweight exposure to quasi-sovereign bonds contributed marginally to performance as spreads in India compressed less than other index countries. However, our exposure to select corporate issuers detracted from performance amid market volatility early
in the second quarter.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended June 30, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	6 Months	1 Year	Since Inception
Emerging Markets Debt Fund Class R6	6.68%	11.90%	1.96%
Bloomberg Global Aggregate Index	7.27%	8.91%	-2.24%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index	5.64%	9.97%	0.62%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
.
Visit
www.williamblairfunds.com/funds/total-returns
for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 59,345
Number of portfolio holdings	237
Net advisory fees paid (in $000s)	$ 46
Portfolio turnover rate (six months)	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and
Moody
’s which are converted to the equivalent S&P major rating category for presentation purposes only.
Top Ten Holdings
Petroleos Mexicanos	3.2%
Oman Government International Bond	3.1%
Argentina Government International Bond	3.0%
Egypt Government International Bond	2.9%
Romania Government International Bond	2.7%
Ukraine Government International Bond	2.4%
Paraguay Government International Bond	2.3%
Dominican Republic International Bond	2.3%
Ecuador Government International Bond	1.9%
Turkey Government International Bond	1.7%
Geographic Diversification
Credit Quality
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information
at
www.williamblairfunds.com/literature/forms
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.williamblairfunds.com/literature/forms
.
WILLIAM BLAIR FUNDS

Item 2.    Code of Ethics

Not applicable to this filing.

Item 3.    Audit Committee Financial Expert

Not applicable to this filing.

Item 4.    Principal Accountant Fees and Services

Not applicable to this filing.

Item 5.    Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed company.

Item 6.    Schedule of Investments

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7.    Financial Statements and Financial Highlights for Open-End Management Investment Companies.

June 30, 2025

William Blair Funds
Semi-Annual Financial Statements and Other Information

This report is submitted for the general information of the shareholders of William Blair Funds. It is not authorized for distribution to prospective Fund investors unless accompanied or preceded by the Fund’s prospectus. Please carefully consider a Fund’s investment objectives, risks, charges, and expenses before investing. This and other information is contained in the Fund’s prospectus, which you may obtain by calling 1-800-742-7272. Read it carefully before you invest or send money.
June 30, 2025

William Blair Funds

Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—49.8%
*	Advanced Micro Devices, Inc.	40,737	$5,781
	Apple, Inc.	56,143	11,519
	Broadcom, Inc.	41,433	11,421
*	Clearwater Analytics Holdings, Inc.	78,679	1,725
*	Confluent, Inc.	110,831	2,763
*	Dynatrace, Inc.	62,277	3,438
*	EPAM Systems, Inc.	15,399	2,723
	Intuit, Inc.	8,482	6,681
	Microsoft Corp.	41,567	20,676
	NVIDIA Corp.	160,755	25,397
	Oracle Corporation	28,860	6,310
*	PDF Solutions, Inc.	68,297	1,460
*	Pure Storage, Inc.	56,849	3,273
*	Q2 Holdings, Inc.	27,206	2,546
*	ServiceNow, Inc.	6,944	7,139
*	Tyler Technologies, Inc.	5,133	3,043
*	Workday, Inc.	9,160	2,198
			118,093
	Communication Services—8.9%
	Alphabet, Inc.—Class A	47,354	8,345
*	Gogo, Inc.	121,171	1,779
	Meta Platforms, Inc.	13,685	10,101
*	ZipRecruiter, Inc.	185,463	929
			21,154
	Industrials—8.4%
*	ACV Auctions, Inc.	160,522	2,604
	Advanced Drainage Systems, Inc.	16,528	1,898
	Brink's Co.	24,781	2,213
*	Copart, Inc.	70,438	3,456
	Hammond Power Solutions Inc.	18,486	1,703
*	Montrose Environmental Group, Inc.	104,513	2,288
	TransUnion	42,847	3,770
*	Verra Mobility Corp.	73,910	1,877
			19,809
	Health Care—8.2%
	Abbott Laboratories	21,894	2,978
	Agilent Technologies, Inc.	48,448	5,717
*	Doximity, Inc.	32,795	2,012
*	IDEXX Laboratories, Inc.	5,512	2,956
	UnitedHealth Group, Inc.	9,813	3,062
	West Pharmaceutical Services, Inc.	12,437	2,721
			19,446
	Consumer Discretionary—7.7%
*	Amazon.com, Inc.	56,815	12,465
*	Chipotle Mexican Grill, Inc.	81,307	4,565
*	Skyline Champion Corp.	21,144	1,324
			18,354
	Financials—7.3%
*	Baldwin Insurance Group, Inc.	60,044	2,570
	Carlyle Group, Inc.	91,145	4,685
	Evercore Inc.	7,451	2,012
	Mastercard, Inc.	14,412	8,099
			17,366
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples—5.4%
*	e.l.f. Beauty, Inc.	12,436	$1,548
*	The Simply Good Foods Company	37,968	1,199
*	Vital Farms, Inc.	57,714	2,223
	Walmart, Inc.	79,244	7,748
			12,718
	Energy—2.6%
	Cameco Corp.	82,741	6,142
	Total Common Stocks—98.3% (cost $162,603)		233,082

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $3,935, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $4,013	$3,935	3,935
Total Repurchase Agreements—1.7% (cost $3,935)		3,935
Total Investments—100.0% (cost $166,538)		237,017
Liabilities, plus cash and other assets—(0.0)%		(15)
Net Assets—100.0%		$237,002

*	Non-income producing security.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$233,082	$—	$—	$233,082
Repurchase Agreements	—	3,935	—	3,935
Total Investments in Securities	$233,082	$3,935	$—	$237,017
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Large Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—51.9%
*	Advanced Micro Devices, Inc.	98,630	$13,996
	Apple, Inc.	991,860	203,500
	Broadcom, Inc.	498,310	137,359
*	Datadog, Inc.	428,460	57,555
	Intuit, Inc.	88,640	69,815
	Lam Research Corporation	356,350	34,687
	Microsoft Corp.	780,060	388,010
	NVIDIA Corp.	2,366,980	373,959
	Oracle Corporation	145,360	31,780
	Salesforce, Inc.	130,440	35,570
*	ServiceNow, Inc.	62,530	64,286
*	Tyler Technologies, Inc.	65,820	39,021
			1,449,538
	Consumer Discretionary—12.4%
*	Amazon.com, Inc.	1,013,990	222,459
*	Chipotle Mexican Grill, Inc.	1,135,470	63,757
*	O'Reilly Automotive, Inc.	679,490	61,242
			347,458
	Communication Services—8.7%
*	Live Nation Entertainment, Inc.	320,742	48,522
	Meta Platforms, Inc.	262,700	193,896
			242,418
	Health Care—7.6%
	Agilent Technologies, Inc.	424,570	50,104
*	IDEXX Laboratories, Inc.	131,950	70,770
	UnitedHealth Group, Inc.	132,845	41,444
*	Veeva Systems, Inc.	119,680	34,465
	West Pharmaceutical Services, Inc.	65,530	14,338
			211,121
	Financials—7.4%
	Apollo Global Management, Inc.	180,121	25,554
	Carlyle Group, Inc.	1,072,047	55,103
	Mastercard, Inc.	224,100	125,931
			206,588
	Industrials—4.8%
*	Copart, Inc.	749,800	36,792
	TransUnion	549,340	48,342
*	Uber Technologies, Inc.	523,600	48,852
			133,986
	Consumer Staples—4.0%
	Costco Wholesale Corp.	74,800	74,048
*	Monster Beverage Corp.	609,180	38,159
			112,207
	Materials—2.4%
	Linde PLC†	79,890	37,483
	Martin Marietta Materials, Inc.	56,550	31,043
			68,526
	Total Common Stocks—99.2% (cost $2,011,660)		2,771,842

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $18,949, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $19,327	$18,948	$18,948
Total Repurchase Agreements—0.7% (cost $18,948)		18,948
Total Investments—99.9% (cost $2,030,608)		2,790,790
Cash and other assets, less liabilities—0.1%		2,420
Net Assets—100.0%		$2,793,210

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Large Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,771,842	$—	$—	$2,771,842
Repurchase Agreements	—	18,948	—	18,948
Total Investments in Securities	$2,771,842	$18,948	$—	$2,790,790
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Mid Cap Value Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—18.3%
	AGCO Corp.	177	$18
*	Alaska Air Group, Inc.	679	34
	Allegion PLC†	229	33
	Allison Transmission Holdings, Inc.	311	29
*	CACI International, Inc.	61	29
	Donaldson Company, Inc.	430	30
	Genpact Ltd.†	687	30
	JB Hunt Transport Services, Inc.	171	25
*	Kirby Corporation	311	35
	Knight-Swift Transportation Holdings, Inc.	372	16
	Timken Co.	394	29
			308
	Financials—16.9%
	Arch Capital Group Ltd.†	324	29
	East West Bancorp, Inc.	300	30
	Everest Group Ltd.	100	34
	Hartford Financial Services Group, Inc.	229	29
	Huntington Bancshares, Inc.	1,662	28
	KKR & Co., Inc.	261	35
	State Street Corporation	320	34
*	WEX, Inc.	212	31
	Willis Towers Watson PLC†	111	34
			284
	Information Technology—12.3%
	Amdocs Ltd.†	378	35
*	Check Point Software Technologies Ltd.†	119	26
	Cognizant Technology Solutions Corp.	269	21
*	Flex Ltd.†	686	34
	Hewlett Packard Enterprise Co.	1,439	30
	Jabil, Inc.	112	24
	STMicroelectronics N.V.	1,217	37
			207
	Health Care—9.7%
	Cencora, Inc.	108	32
*	Centene Corp.	453	25
	Encompass Health Corp.	277	34
*	Globus Medical, Inc.	483	28
*	ICON PLC	145	21
	Labcorp Holdings, Inc.	87	23
			163
	Materials—8.7%
*	Axalta Coating Systems Ltd.†	1,082	32
	CRH PLC†	287	26
	Crown Holdings, Inc.	309	32
	International Paper Company	621	29
	Royal Gold, Inc.	154	28
			147
	Real Estate—8.2%
	Camden Property Trust	196	22
	Healthpeak Properties, Inc.	1,441	25
	Host Hotels & Resorts, Inc.	1,571	24
	Regency Centers Corp.	483	35
	VICI Properties, Inc.	1,008	33
			139
	Issuer	Shares	Value
	Common Stocks—(continued)
	Utilities—5.8%
	Entergy Corp.	406	$34
	NiSource, Inc.	756	30
	PPL Corp.	993	34
			98
	Consumer Staples—5.8%
	Ingredion, Inc.	178	24
	Molson Coors Beverage Co.	529	25
	Tyson Foods, Inc.	428	24
*	U.S. Foods Holding Corp.	305	24
			97
	Energy—5.3%
	Coterra Energy, Inc.	468	12
	Diamondback Energy, Inc.	104	14
	Expand Energy Corporation	209	24
	Permian Resources Corp.	846	12
	Phillips 66	223	27
			89
	Consumer Discretionary—5.0%
	Brunswick Corp.	355	20
	LKQ Corp.	883	33
	Toll Brothers, Inc.	284	32
			85
	Total Common Stocks—96.0% (cost $1,417)		1,617
	Total Investments—96.0% (cost $1,417)		1,617
	Cash and other assets, less liabilities—4.0%		67
	Net Assets—100.0%		$1,684

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Mid Cap Value Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,617	$—	$—	$1,617
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Small-Mid Cap Core Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—24.8%
*	ACV Auctions, Inc.	106,907	$1,734
	Applied Industrial Technologies, Inc.	5,277	1,227
	Brink's Co.	13,760	1,229
	BWX Technologies, Inc.	11,894	1,713
*	CACI International, Inc.	5,204	2,481
*	Casella Waste Systems, Inc.	13,898	1,604
*	CBIZ, Inc.	14,036	1,006
	Curtiss-Wright Corporation	3,873	1,892
*	ExlService Holdings, Inc.	28,724	1,258
	Flowserve Corp.	19,738	1,033
*	GXO Logistics, Inc.	24,445	1,190
	JBT Marel Corp	13,223	1,590
*	Mercury Systems, Inc.	34,577	1,862
	Mueller Industries, Inc.	13,696	1,088
	nVent Electric PLC	22,254	1,630
	Owens Corning	8,215	1,130
*	Paylocity Holding Corporation	4,233	767
	Tecnoglass, Inc.†	11,271	872
	TransUnion	25,214	2,219
	UL Solutions Inc.	20,323	1,481
*	Verra Mobility Corp.	55,376	1,406
	WillScot Mobile Mini Holdings Corp.	52,557	1,440
			31,852
	Financials—13.8%
*	Baldwin Insurance Group, Inc.	60,150	2,575
	Banner Corp.	28,700	1,841
	Cadence Bank	39,339	1,258
	Carlyle Group, Inc.	45,474	2,337
	East West Bancorp, Inc.	16,016	1,617
	Everest Group Ltd.†	7,552	2,567
	Marex Group PLC†	15,842	625
	Old National Bancorp	92,860	1,982
	Perella Weinberg Partners	35,934	698
	Western Alliance Bancorp	29,235	2,280
			17,780
	Information Technology—12.7%
*	Agilysys, Inc.	12,227	1,402
*	Ciena Corporation	22,338	1,817
*	Clearwater Analytics Holdings, Inc.	54,780	1,201
*	Coherent Corp.	19,830	1,769
*	Confluent, Inc.	68,204	1,700
*	Descartes Systems Group, Inc.	6,944	706
*	Diebold Nixdorf, Inc.	43,097	2,388
*	Dynatrace, Inc.	31,297	1,728
*	EPAM Systems, Inc.	5,735	1,014
*	Gitlab, Inc.	26,730	1,206
*	Pure Storage, Inc.	25,397	1,462
			16,393
	Consumer Discretionary—12.0%
	Academy Sports and Outdoors, Inc.	41,562	1,862
	ADT, Inc.	117,778	998
*	Bright Horizons Family Solutions, Inc.	15,739	1,945
	Garrett Motion, Inc.	120,980	1,272
*	National Vision Holdings, Inc.	31,284	720
	Pool Corp.	5,253	1,531
	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	Revolve Group, Inc.	59,323	$1,190
*	SharkNinja, Inc.†	22,592	2,236
	Signet Jewelers Ltd.†	13,994	1,113
*	Skyline Champion Corp.	15,687	982
*	Stride, Inc.	10,849	1,575
			15,424
	Health Care—10.7%
	Chemed Corp.	3,788	1,845
*	Doximity, Inc.	37,427	2,296
	Embecta Corp.	91,453	886
	Encompass Health Corp.	10,390	1,274
*	Exact Sciences Corp.	25,614	1,361
*	GeneDx Holdings Corp.	17,138	1,582
*	Insulet Corp.	2,232	701
*	Merit Medical Systems, Inc.	16,583	1,550
*	Vericel Corp.	18,198	775
*	Waystar Holding Corp.	35,851	1,465
			13,735
	Real Estate—6.7%
	Agree Realty Corp.	17,488	1,278
	Americold Realty Trust, Inc.	64,649	1,075
	Equity LifeStyle Properties, Inc.	29,577	1,824
	Healthcare Realty Trust, Inc.	107,114	1,699
*	Jones Lang LaSalle Incorporated	5,262	1,346
	Rexford Industrial Realty, Inc.	40,204	1,430
			8,652
	Consumer Staples—5.6%
*	Freshpet, Inc.	9,389	638
	Lancaster Colony Corp.	8,430	1,457
*	Maplebear Inc.	35,875	1,623
	Primo Brands Corporation	81,073	2,401
*	The Simply Good Foods Company	34,153	1,079
			7,198
	Energy—4.0%
*	Antero Resources Corp.	23,626	952
	Cameco Corp.	29,134	2,162
	Weatherford International PLC†	14,135	711
	Whitecap Resources, Inc.	186,185	1,251
			5,076
	Utilities—3.7%
	IDACORP, Inc.	17,386	2,007
*	Talen Energy Corporation	9,657	2,808
			4,815
	Materials—2.7%
	Carpenter Technology Corporation	5,210	1,440
	Eagle Materials, Inc.	6,048	1,222
	Louisiana-Pacific Corp.	10,083	867
			3,529
	Communication Services—1.4%
*	Gogo, Inc.	124,579	1,829
	Total Common Stocks—98.1% (cost $114,108)		126,283
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Small-Mid Cap Core Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $2,877, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $2,934	$2,877	$2,877
Total Repurchase Agreements—2.2% (cost $2,877)		2,877
Total Investments—100.3% (cost $116,985)		129,160
Liabilities, plus cash and other assets—(0.3)%		(450)
Net Assets—100.0%		$128,710

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$126,283	$—	$—	$126,283
Repurchase Agreements	—	2,877	—	2,877
Total Investments in Securities	$126,283	$2,877	$—	$129,160
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Small-Mid Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—21.3%
*	ACV Auctions, Inc.	965,182	$15,655
	Advanced Drainage Systems, Inc.	130,600	15,001
	Brink's Co.	164,938	14,727
	BWX Technologies, Inc.	166,149	23,935
*	Casella Waste Systems, Inc.	163,761	18,895
*	Clean Harbors, Inc.	64,400	14,888
	Curtiss-Wright Corporation	44,200	21,594
*	ExlService Holdings, Inc.	402,200	17,612
	FTAI Aviation Ltd.	151,400	17,417
*	Mercury Systems, Inc.	536,051	28,872
	Mueller Industries, Inc.	316,300	25,136
	nVent Electric PLC†	411,900	30,172
*	Parsons Corp.	296,400	21,273
*	Paylocity Holding Corporation	60,500	10,962
	TransUnion	201,800	17,758
	WillScot Mobile Mini Holdings Corp.	502,900	13,780
			307,677
	Information Technology—19.9%
*	AppFolio, Inc.	94,000	21,646
*	Ciena Corporation	348,700	28,360
*	Clearwater Analytics Holdings, Inc.	944,569	20,714
*	Confluent, Inc.	951,715	23,726
*	Dynatrace, Inc.	517,486	28,571
*	EPAM Systems, Inc.	105,900	18,725
*	Guidewire Software, Inc.	74,955	17,648
*	Manhattan Associates, Inc.	142,200	28,080
*	Nice Ltd.—ADR	85,968	14,521
*	Novanta, Inc.†	101,154	13,042
*	Onto Innovation, Inc.	134,500	13,575
*	Pure Storage, Inc.	639,600	36,828
*	Q2 Holdings, Inc.	227,200	21,264
			286,700
	Health Care—19.6%
*	Amicus Therapeutics, Inc.	1,725,900	9,889
	Bio-Techne Corp.	152,100	7,826
	Chemed Corp.	40,166	19,558
*	Doximity, Inc.	565,752	34,703
	Encompass Health Corp.	149,517	18,335
*	Evolent Health, Inc.	676,400	7,616
*	Exact Sciences Corp.	228,660	12,151
*	GeneDx Holdings Corp.	151,280	13,965
*	Glaukos Corporation	154,900	16,000
*	Globus Medical, Inc.	287,395	16,962
*	Insmed, Inc.	260,651	26,232
*	Inspire Medical Systems, Inc.	87,842	11,399
*	Insulet Corp.	83,565	26,254
*	Madrigal Pharmaceuticals, Inc.	40,500	12,257
*	Neogen Corp.	1,464,600	7,001
*	Twist Bioscience Corp.	450,473	16,573
*	Waystar Holding Corp.	636,185	26,001
			282,722
	Consumer Discretionary—10.4%
*	Bright Horizons Family Solutions, Inc.	172,778	21,354
*	Burlington Stores, Inc.	49,761	11,576
	Churchill Downs, Inc.	149,500	15,100
	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	Fox Factory Holding Corp.	262,402	$6,807
*	National Vision Holdings, Inc.	358,472	8,248
*	Planet Fitness, Inc.	224,500	24,482
	Pool Corp.	73,900	21,540
*	SharkNinja, Inc.†	266,100	26,341
*	Stride, Inc.	101,200	14,693
			150,141
	Financials—9.1%
*	Baldwin Insurance Group, Inc.	486,900	20,844
	Carlyle Group, Inc.	488,493	25,109
	Evercore Inc.	59,000	15,931
	Everest Group Ltd.†	80,332	27,301
	First Horizon Corporation	590,999	12,529
	TPG, Inc.	272,524	14,294
	Western Alliance Bancorp	200,172	15,609
			131,617
	Consumer Staples—7.1%
*	BellRing Brands, Inc.	340,100	19,702
*	Freshpet, Inc.	167,079	11,355
	Lancaster Colony Corp.	108,016	18,662
*	Maplebear Inc.	402,300	18,200
	Primo Brands Corporation	1,181,043	34,982
			102,901
	Materials—3.8%
	Carpenter Technology Corporation	59,100	16,334
	Eagle Materials, Inc.	83,087	16,793
	Louisiana-Pacific Corp.	118,400	10,181
	Reliance, Inc.	36,100	11,332
			54,640
	Energy—3.6%
	Cameco Corp.	476,247	35,352
	Whitecap Resources, Inc.	2,442,400	16,413
			51,765
	Utilities—3.1%
*	Talen Energy Corporation	153,500	44,633
	Real Estate—0.5%
	FirstService Corp.	44,135	7,707
	Total Common Stocks—98.4% (cost $1,264,024)		1,420,503
	Rights
	Health Care—0.0%
*	Abiomed, Inc. **	80,133	—
	Total Rights—0.0% (cost $82)		—
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Small-Mid Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $28,941, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $29,519	$28,940	$28,940
Total Repurchase Agreements—2.0% (cost $28,940)		28,940
Total Investments—100.4% (cost $1,293,046)		1,449,443
Liabilities, plus cash and other assets—(0.4)%		(6,144)
Net Assets—100.0%		$1,443,299

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at June 30, 2025.
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,420,503	$—	$—	$1,420,503
Repurchase Agreements	—	28,940	—	28,940
Rights	—	—	—	—
Total Investments in Securities	$1,420,503	$28,940	$—	$1,449,443
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Small-Mid Cap Value Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—29.0%
	ABM Industries, Inc.	746	$35
	AGCO Corp.	269	28
	Air Lease Corp.	676	40
*	Alaska Air Group, Inc.	865	43
	Albany International Corp.	548	38
	Allegion PLC†	326	47
	Allison Transmission Holdings, Inc.	500	48
	Armstrong World Industries, Inc.	208	34
	Atmus Filtration Technologies Inc.	1,090	40
*	CACI International, Inc.	67	32
	Donaldson Company, Inc.	619	43
	Genpact Ltd.	936	41
*	Janus International Group, Inc.	4,967	40
	JB Hunt Transport Services, Inc.	252	36
*	Kirby Corporation	396	45
	Knight-Swift Transportation Holdings, Inc.	595	26
	Korn Ferry	599	44
	Matson, Inc.	277	31
	Maximus, Inc.	607	43
*	Openlane, Inc.	1,875	46
	Rush Enterprises, Inc.	746	38
	Tecnoglass, Inc.†	543	42
	Timken Co.	496	36
	TriNet Group, Inc.	525	38
			934
	Financials—16.0%
	American Financial Group, Inc.	381	49
	Ameris Bancorp	684	44
	Carlyle Group, Inc.	921	47
	Columbia Banking System, Inc.	1,497	35
	East West Bancorp, Inc.	432	44
	Eastern Bankshares, Inc.	2,478	38
	Everest Group Ltd.	139	47
	Pinnacle Financial Partners, Inc.	353	39
	Selective Insurance Group, Inc.	554	48
	SouthState Corporation	449	41
	Webster Financial Corp	744	41
*	WEX, Inc.	292	43
			516
	Information Technology—10.7%
	Amdocs Ltd.†	506	46
	Avnet, Inc.	826	44
	Belden, Inc.	336	39
*	Diodes, Inc.	667	35
*	Flex Ltd.	949	47
	Jabil, Inc.	118	26
*	Tower Semiconductor Ltd.	1,035	45
*	Verint Systems, Inc.	1,138	22
	Vishay Intertechnology, Inc.	2,556	41
			345
	Health Care—8.9%
*	Acadia Healthcare Co., Inc.	1,103	25
	Encompass Health Corp.	308	38
*	Globus Medical, Inc.	659	39
*	Haemonetics Corp.	515	38
	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	ICON PLC	210	$31
*	ICU Medical, Inc.	295	39
	Labcorp Holdings, Inc.	138	36
*	Lantheus Holdings, Inc.	490	40
			286
	Real Estate—8.8%
	Camden Property Trust	258	29
	Elme Communities	1,820	29
	Four Corners Property Trust, Inc.	1,409	38
	Healthpeak Properties, Inc.	2,099	37
	Host Hotels & Resorts, Inc.	1,937	30
	Kite Realty Group Trust	1,616	36
	Regency Centers Corp.	572	41
	STAG Industrial, Inc.	1,213	44
			284
	Materials—6.4%
*	Axalta Coating Systems Ltd.†	1,219	36
	Commercial Metals Co.	838	41
	Crown Holdings, Inc.	445	46
	Royal Gold, Inc.	246	44
	Silgan Holdings, Inc.	733	39
			206
	Energy—4.5%
	Expand Energy Corporation	332	39
*	Expro Group Holdings NV†	3,358	29
	Matador Resources Co.	623	30
	PBF Energy, Inc.	1,069	23
	Permian Resources Corp.	1,612	22
			143
	Consumer Discretionary—3.9%
	Brunswick Corp.	481	27
	LKQ Corp.	1,110	41
*	Taylor Morrison Home Corp.	737	45
	Winnebago Industries, Inc.	445	13
			126
	Utilities—3.8%
	IDACORP, Inc.	357	41
	NiSource, Inc.	1,070	43
	PPL Corp.	1,151	39
			123
	Consumer Staples—3.0%
	Ingredion, Inc.	242	33
	Molson Coors Beverage Co.	775	37
*	U.S. Foods Holding Corp.	335	26
			96
	Communication Services—1.2%
	John Wiley & Sons, Inc.	884	39
	Total Common Stocks—96.2% (cost $3,022)		3,098
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Small-Mid Cap Value Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $147, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $151	$147	$147
Total Repurchase Agreements—4.5% (cost $147)		147
Total Investments—100.7% (cost $3,169)		3,245
Liabilities, plus cash and other assets—(0.7)%		(24)
Net Assets—100.0%		$3,221

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$3,098	$—	$—	$3,098
Repurchase Agreements	—	147	—	147
Total Investments in Securities	$3,098	$147	$—	$3,245
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Small Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—20.9%
*	Agilysys, Inc.	85,230	$9,771
*	AppFolio, Inc.	45,660	10,515
*	Clearwater Analytics Holdings, Inc.	470,031	10,308
	Cognex Corp.	261,760	8,303
*	Confluent, Inc.	620,170	15,461
*	Diebold Nixdorf, Inc.	236,137	13,082
*	Grid Dynamics Holdings, Inc.	499,260	5,766
*	JFrog Ltd.†	288,400	12,655
*	Lumentum Holdings Inc.	123,270	11,718
*	Mirion Technologies, Inc.	344,710	7,422
*	Novanta, Inc.†	96,790	12,479
*	Onto Innovation, Inc.	82,180	8,294
*	PDF Solutions, Inc.	348,051	7,441
*	Q2 Holdings, Inc.	152,950	14,315
*	SiTime Corp.	38,655	8,237
*	Varonis Systems, Inc.	323,170	16,401
*	Vertex, Inc.	261,000	9,222
*	Zeta Global Holdings Corp.	427,650	6,624
			188,014
	Industrials—20.3%
*	ACV Auctions, Inc.	756,380	12,269
	Albany International Corp.	100,445	7,044
	Brink's Co.	189,856	16,952
	BWX Technologies, Inc.	124,414	17,923
*	Casella Waste Systems, Inc.	155,990	17,998
*	CECO Environmental Corp.	324,160	9,177
	FTAI Aviation Ltd.	113,380	13,043
	Hammond Power Solutions Inc.	103,335	9,518
	Helios Technologies, Inc.	216,110	7,212
*	Mercury Systems, Inc.	209,158	11,265
*	Montrose Environmental Group, Inc.	702,196	15,371
	Rush Enterprises, Inc.	169,690	8,741
	Tecnoglass, Inc.†	89,790	6,946
*	Verra Mobility Corp.	408,249	10,366
	WillScot Mobile Mini Holdings Corp.	378,190	10,362
*	WNS Holdings Ltd.†	127,080	8,037
			182,224
	Health Care—17.6%
*	Alignment Healthcare, Inc.	506,708	7,094
*	Amicus Therapeutics, Inc.	1,238,060	7,094
*	Doximity, Inc.	242,740	14,890
	Encompass Health Corp.	73,050	8,958
*	Establishment Labs Holdings, Inc.†	315,565	13,478
*	GeneDx Holdings Corp.	100,445	9,272
*	Glaukos Corporation	50,220	5,187
*	Globus Medical, Inc.	192,593	11,367
*	Inspire Medical Systems, Inc.	71,150	9,233
*	Krystal Biotech, Inc.	31,200	4,289
*	Madrigal Pharmaceuticals, Inc.	31,278	9,466
*	Merit Medical Systems, Inc.	130,120	12,163
*	Procept BioRobotics Corp.	112,620	6,487
*	Quanterix Corporation	386,560	2,571
*	Treace Medical Concepts, Inc.	1,062,381	6,247
*	Twist Bioscience Corp.	352,466	12,967
	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Vericel Corp.	262,369	$11,164
*	Waystar Holding Corp.	141,537	5,784
			157,711
	Consumer Discretionary—13.4%
	Academy Sports and Outdoors, Inc.	193,280	8,661
	Cheesecake Factory, Inc.	155,230	9,727
*	Fox Factory Holding Corp.	274,700	7,126
	Garrett Motion, Inc.	902,479	9,485
*	Grand Canyon Education, Inc.	35,760	6,758
*	Modine Manufacturing Co.	82,180	8,095
*	National Vision Holdings, Inc.	219,044	5,040
	OneSpaWorld Holdings Ltd.†	509,070	10,380
*	Planet Fitness, Inc.	104,250	11,368
*	Revolve Group, Inc.	166,187	3,332
*	Rush Street Interactive, Inc.	916,940	13,662
*	Skyline Champion Corp.	129,209	8,090
*	Stride, Inc.	75,330	10,937
	Winmark Corp	20,852	7,874
			120,535
	Financials—8.9%
*	Aspen Insurance Holdings Limited	190,994	6,011
*	Baldwin Insurance Group, Inc.	281,849	12,066
*	Donnelley Financial Solutions, Inc.	140,770	8,679
*	Jefferson Capital, Inc.	331,242	6,111
	Marex Group PLC	162,079	6,397
	Old National Bancorp	470,260	10,035
	OneMain Holdings, Inc.	171,210	9,759
	StepStone Group, Inc.	183,390	10,178
	Western Alliance Bancorp	136,055	10,610
			79,846
	Consumer Staples—5.0%
*	e.l.f. Beauty, Inc.	58,210	7,244
*	Freshpet, Inc.	87,890	5,973
	Primo Brands Corporation	442,870	13,118
*	The Simply Good Foods Company	241,220	7,620
*	Vita Coco Co., Inc.	70,258	2,536
*	Vital Farms, Inc.	227,520	8,764
			45,255
	Energy—3.1%
*	Antero Resources Corp.	150,670	6,069
*	BKV Corporation	302,860	7,305
	Weatherford International PLC†	153,710	7,733
	Whitecap Resources, Inc.	948,900	6,377
			27,484
	Materials—2.9%
	Balchem Corp.	80,890	12,878
	U.S. Lime & Minerals, Inc.	128,600	12,834
			25,712
	Real Estate—2.4%
	Americold Realty Trust, Inc.	402,540	6,694
	FirstService Corp.	83,777	14,629
			21,323
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Small Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Communication Services—2.1%
*	Gogo, Inc.	906,280	$13,304
*	ZipRecruiter, Inc.	1,078,260	5,402
			18,706
	Total Common Stocks—96.6% (cost $794,080)		866,810

	Exchange-Traded Funds
	Exchange-Traded Funds—1.0%
	iShares Russell 2000 Growth ETF	31,850	9,105
	Total Exchange-Traded Funds—1.0% (cost $8,700)		9,105
	Other Assets
	Health Care—0.0%
*	OmniAb, Inc. 12.50 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
*	OmniAb, Inc. 15.00 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
			—
	Total Other Assets—0.0% (cost $—)		—
	Repurchase Agreements
	Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $34,404, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027 and U.S. Treasury Inflation – Indexed Note, 2.125%, due 04/15/2029, valued at $35,090	$34,402	34,402
	Total Repurchase Agreements—3.8% (cost $34,402)		34,402
	Total Investments—101.4% (cost $837,182)		910,317
	Liabilities, plus cash and other assets—(1.4)%		(13,010)
	Net Assets—100.0%		$897,307

ETF	Exchange-Traded Fund
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at June 30, 2025.
#
Investment in securities not registered under the Securities Act of
1933 (excluding securities acquired pursuant to Rule 144A and
Regulation S). The value of such restricted securities represents
0.00% of the Fund’s net assets at June 30, 2025.

See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Small Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$866,810	$—	$—	$866,810
Repurchase Agreements	—	34,402	—	34,402
Exchange-Traded Funds	9,105	—	—	9,105
Other Assets	—	—	—	—
Total Investments in Securities	$875,915	$34,402	$—	$910,317
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Small Cap Value Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—24.9%
	ABM Industries, Inc.	271,493	$12,817
	Air Lease Corp.	184,692	10,803
*	Alaska Air Group, Inc.	233,195	11,538
	Albany International Corp.	153,318	10,752
	Armstrong World Industries, Inc.	53,377	8,671
	Atmus Filtration Technologies Inc.	298,908	10,886
	Brady Corp.	156,039	10,606
	CSG Systems International, Inc.	183,844	12,007
	ESCO Technologies, Inc.	67,969	13,041
	Granite Construction, Inc.	113,331	10,598
	Hub Group, Inc.	276,891	9,256
*	Huron Consulting Group, Inc.	86,005	11,829
*	Janus International Group, Inc.	1,363,705	11,101
*	Kirby Corporation	107,823	12,228
	Korn Ferry	157,801	11,572
	Marten Transport Ltd.	499,166	6,484
	Matson, Inc.	70,889	7,894
	Maximus, Inc.	172,843	12,134
*	Openlane, Inc.	495,096	12,105
	Rush Enterprises, Inc.	208,066	10,717
	Tecnoglass, Inc.†	153,856	11,902
*	Thermon Group Holdings, Inc.	392,604	11,024
*	Titan Machinery, Inc.	308,597	6,113
	TriNet Group, Inc.	146,549	10,719
	Werner Enterprises, Inc.	198,842	5,440
*	WNS Holdings Ltd.†	172,371	10,901
			273,138
	Financials—24.2%
	Ameris Bancorp	261,746	16,935
	Atlantic Union Bankshares Corp.	367,364	11,491
	Banc Of California, Inc.	853,243	11,988
	Brightsphere Investment Group, Inc.	269,591	9,500
	Columbia Banking System, Inc.	419,229	9,802
	DigitalBridge Group, Inc.	1,001,399	10,365
	Eastern Bankshares, Inc.	830,554	12,683
	Enterprise Financial Services Corp.	231,529	12,757
	First Bancorp	266,450	11,748
	First Merchants Corp.	273,669	10,482
	Hancock Whitney Corp.	235,179	13,499
	MGIC Investment Corp.	351,172	9,777
	Old National Bancorp	689,889	14,722
	Pacific Premier Bancorp, Inc.	435,628	9,187
	Perella Weinberg Partners	562,106	10,916
	Pinnacle Financial Partners, Inc.	98,768	10,905
	Renasant Corporation	345,487	12,413
	Seacoast Banking Corp. of Florida	489,691	13,525
	Selective Insurance Group, Inc.	157,162	13,618
	Stellar Bancorp, Inc.	403,649	11,294
*	Texas Capital Bancshares, Inc.	209,416	16,628
	WaFd, Inc.	365,144	10,691
			264,926
	Information Technology—11.6%
*	ADTRAN Holdings, Inc.	1,096,053	9,832
	Avnet, Inc.	227,621	12,082
	Belden, Inc.	94,315	10,922
*	Cognyte Software Ltd.†	538,762	4,978
	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Diodes, Inc.	207,550	$10,977
*	Extreme Networks, Inc.	717,098	12,872
*	Knowles Corp.	619,634	10,918
	Kulicke & Soffa Industries, Inc.	279,553	9,672
*	Sanmina Corp.	129,804	12,699
*	Tower Semiconductor Ltd.†	280,998	12,181
*	Verint Systems, Inc.	467,157	9,189
	Vishay Intertechnology, Inc.	700,367	11,122
			127,444
	Real Estate—9.9%
	CareTrust REIT, Inc.	522,466	15,988
	Elme Communities	642,397	10,214
	Empire State Realty Trust, Inc.	1,240,168	10,033
	Four Corners Property Trust, Inc.	463,537	12,474
	Kite Realty Group Trust	564,082	12,776
	LXP Industrial Trust	1,337,374	11,047
	Pebblebrook Hotel Trust	721,330	7,206
	Sila Realty Trust, Inc.	433,541	10,262
	Sunstone Hotel Investors, Inc.	795,781	6,907
	UMH Properties, Inc.	664,112	11,150
			108,057
	Consumer Discretionary—8.1%
	Cracker Barrel Old Country Store, Inc.	190,502	11,636
*	El Pollo Loco Holdings, Inc.	468,713	5,161
	Golden Entertainment, Inc.	208,228	6,128
	La-Z-Boy, Inc.	254,866	9,473
	Monro, Inc.	375,563	5,600
	Oxford Industries, Inc.	122,762	4,941
	Steven Madden Ltd.	255,736	6,133
*	Taylor Morrison Home Corp.	258,944	15,904
*	Tri Pointe Homes, Inc.	379,597	12,128
	Winnebago Industries, Inc.	164,481	4,770
*	YETI Holdings, Inc.	203,782	6,423
			88,297
	Energy—4.7%
*	Expro Group Holdings NV†	936,954	8,048
*	Gulfport Energy Corp.	85,068	17,113
*	Innovex International, Inc.	452,469	7,068
	Matador Resources Co.	182,981	8,732
	PBF Energy, Inc.	371,567	8,052
	SM Energy Co.	114,349	2,825
			51,838
	Health Care—4.2%
*	ANI Pharmaceuticals, Inc.	185,319	12,092
*	Haemonetics Corp.	157,838	11,776
*	ICU Medical, Inc.	79,243	10,472
*	Lantheus Holdings, Inc.	146,991	12,033
			46,373
	Materials—4.2%
	Commercial Metals Co.	226,788	11,092
*	Ecovyst, Inc.	1,208,389	9,945
	Greif, Inc.	127,609	8,293
	Orion SA†	241,418	2,533
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Small Cap Value Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
	Ryerson Holding Corp.	126,398	$2,726
	Silgan Holdings, Inc.	202,407	10,967
			45,556
	Utilities—2.6%
	IDACORP, Inc.	97,316	11,235
	Northwestern Energy Group, Inc.	182,753	9,376
	Spire, Inc.	108,059	7,887
			28,498
	Consumer Staples—1.8%
*	Central Garden & Pet Co.	311,222	9,738
	Edgewell Personal Care Co.	294,255	6,889
*	TreeHouse Foods, Inc.	157,727	3,063
			19,690
	Communication Services—1.4%
	John Wiley & Sons, Inc.	349,955	15,619
	Total Common Stocks—97.6% (cost $981,255)		1,069,436

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $31,889, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $32,526	$31,888	31,888
Total Repurchase Agreements—2.9% (cost $31,888)		31,888
Total Investments—100.5% (cost $1,013,143)		1,101,324
Liabilities, plus cash and other assets—(0.5)%		(5,022)
Net Assets—100.0%		$1,096,302

REIT	Real Estate Investment Trust

*	Non-income producing security.
†	U.S. listed foreign security
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,069,436	$—	$—	$1,069,436
Repurchase Agreements	—	31,888	—	31,888
Total Investments in Securities	$1,069,436	$31,888	$—	$1,101,324
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Global Leaders Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—55.9%
	Bermuda—0.6%
	Arch Capital Group Ltd. (Insurance)	3,034	$276
	United States—55.3%
	Advanced Drainage Systems, Inc. (Building Products)	2,106	242
	Alphabet, Inc.—Class A (Interactive Media & Services)	8,115	1,430
*	Amazon.com, Inc. (Broadline Retail)	5,730	1,257
	Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,794	1,189
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,765	323
	Arthur J. Gallagher & Co. (Insurance)	1,284	411
	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,293	1,183
	Carlyle Group, Inc. (Capital Markets)	9,594	493
	Carrier Global Corporation (Building Products)	4,059	297
	Cencora, Inc. (Health Care Providers & Services)	1,668	500
*	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	12,952	727
*	Copart, Inc. (Commercial Services & Supplies)	12,517	614
	CRH PLC (Construction Materials)	5,765	529
	Eli Lilly & Co. (Pharmaceuticals)	797	621
	Graco, Inc. (Machinery)	4,815	414
*	Hims & Hers Health, Inc. (Health Care Providers & Services)	8,574	427
	Intercontinental Exchange, Inc. (Capital Markets)	3,600	661
	Intuit, Inc. (Software)	713	562
*	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)	1,353	735
	JPMorgan Chase & Co. (Banks)	2,704	784
	Kinsale Capital Group, Inc. (Insurance)	705	341
	Mastercard, Inc. (Diversified Financial Services)	2,067	1,162
	Meta Platforms, Inc. (Interactive Media & Services)	2,033	1,501
	Microsoft Corp. (Software)	4,196	2,087
	Murphy USA, Inc. (Specialty Retail)	1,680	684
*	Netflix, Inc. (Entertainment)	419	561
	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—(continued)
	United States—(continued)
	NextEra Energy, Inc. (Electric Utilities)	6,930	$481
*	Novanta, Inc. (Electronic Equipment, Instruments & Components)	2,154	278
	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	15,077	2,382
	Old Dominion Freight Line, Inc. (Road & Rail)	2,716	441
*	O'Reilly Automotive, Inc. (Specialty Retail)	4,132	373
*	Palo Alto Networks, Inc. (Software)	2,435	498
	Progressive Corp. (Insurance)	2,026	541
*	Pure Storage, Inc. (Technology Hardware, Storage & Peripherals)	6,491	374
*	ServiceNow, Inc. (Software)	504	518
	TKO Group Holdings, Inc. (Entertainment)	2,320	422
*	Uber Technologies, Inc. (Road & Rail)	3,766	351
*	Vertex Pharmaceuticals, Inc. (Biotechnology)	828	369
	Walmart, Inc. (Consumer Staples Distribution & Retail)	6,486	634
	Watsco, Inc. (Trading Companies & Distributors)	524	231
			27,628
	Total Western Hemisphere		27,904
	Europe Ex-U.K.—20.4%
	Denmark—0.8%
	DSV AS (Air Freight & Logistics)	1,665	400
	France—6.5%
	Airbus SE (Aerospace & Defense)	1,868	390
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	335	907
	Schneider Electric SE (Electrical Equipment)	2,466	656
	Thales SA (Aerospace & Defense)	882	259
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	16,711	1,026
			3,238
	Germany—3.8%
	Heidelberg Materials AG (Construction Materials)	1,154	271
	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	12,031	512
	MTU Aero Engines AG (Aerospace & Defense)	782	347
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Global Leaders Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	Rheinmetall AG (Aerospace & Defense)	174	$368
	SAP SE (Software)	1,383	421
			1,919
	Ireland—3.0%
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	2,280	651
	Linde PLC† (Chemicals)	1,786	838
			1,489
	Israel—0.9%
*	Oddity Tech Ltd (Personal Care Products)	6,063	458
	Italy—1.6%
	Ferrari NV† (Automobiles)	1,615	793
	Netherlands—0.6%
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	391	312
	Spain—1.0%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	32,978	507
	Sweden—0.8%
*	Spotify Technology S.A. (Entertainment)	517	397
	Switzerland—1.4%
	Chubb Ltd. (Insurance)	1,551	449
	Partners Group Holding AG (Capital Markets)	194	253
			702
	Total Europe Ex-U.K.		10,215
	United Kingdom—9.5%
	3i Group PLC (Capital Markets)	12,452	704
	BAE Systems PLC (Aerospace & Defense)	39,292	1,018
	Compass Group PLC (Hotels, Restaurants & Leisure)	11,605	393
	Experian PLC (Professional Services)	12,086	622
	Halma PLC (Electronic Equipment, Instruments & Components)	16,255	714
	Rightmove PLC (Interactive Media & Services)	49,288	534
	Unilever PLC (Personal Care Products)	12,369	751
	Total United Kingdom		4,736
	Emerging Asia—8.3%
	China—2.9%
	BYD Company Limited (Automobiles)	30,500	476
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
	Tencent Holdings Ltd. (Interactive Media & Services)	11,200	$718
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	4,800	279
			1,473
	India—1.5%
	HDFC Bank Ltd.—ADR (Banks)	9,626	738
	Indonesia—1.2%
*	Sea Ltd.—ADR (Entertainment)	3,754	600
	South Korea—0.3%
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	680	147
	Taiwan—2.4%
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	5,366	1,215
	Total Emerging Asia		4,173
	Japan—2.4%
	Keyence Corp. (Electronic Equipment, Instruments & Components)	800	322
	Pan Pacific International Holdings Corp. (Broadline Retail)	14,000	482
	Sumitomo Mitsui Financial Group, Inc. (Banks)	15,100	381
	Total Japan		1,185
	Asia Ex-Japan—1.4%
	Australia—1.4%
*	Atlassian Corporation (Software)	1,256	255
	Pro Medicus Ltd. (Health Care Technology)	2,253	423
	Total Asia Ex-Japan		678
	Total Common Stocks—97.9% (cost $39,299)		48,891
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Global Leaders Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $1,307, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $1,334	$1,307	$1,307
Total Repurchase Agreements—2.6% (cost $1,307)		1,307
Total Investments—100.5% (cost $40,606)		50,198
Liabilities, plus cash and other assets—(0.5)%		(243)
Net Assets—100.0%		$49,955

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$48,891	$—	$—	$48,891
Repurchase Agreements	—	1,307	—	1,307
Total Investments in Securities	$48,891	$1,307	$—	$50,198
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

International Leaders Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—40.7%
	Belgium—1.3%
	UCB SA (Pharmaceuticals)	73,886	$14,530
	France—8.8%
	L'Air Liquide SA (Chemicals)	78,229	16,139
	Safran SA (Aerospace & Defense)	57,873	18,809
	Schneider Electric SE (Electrical Equipment)	73,448	19,536
	Thales SA (Aerospace & Defense)	85,086	25,017
	Vinci SA (Construction & Engineering)	130,877	19,286
			98,787
	Germany—8.6%
	Heidelberg Materials AG (Construction Materials)	97,351	22,872
	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)	25,561	16,578
	Rheinmetall AG (Aerospace & Defense)	7,996	16,926
	SAP SE (Software)	88,103	26,791
	Symrise AG (Chemicals)	121,572	12,766
			95,933
	Ireland—2.5%
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	43,455	12,418
	Kingspan Group PLC (Building Products)	186,806	15,887
			28,305
	Italy—7.0%
	Enel SpA (Electric Utilities)	2,405,689	22,829
	Ferrari NV† (Automobiles)	28,597	14,033
	Prysmian S.p.A. (Electrical Equipment)	204,993	14,498
	UniCredit S.p.A. (Banks)	406,815	27,272
			78,632
	Netherlands—2.3%
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	15,696	12,528
	Euronext NV (Capital Markets)	80,991	13,843
			26,371
	Spain—3.1%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	1,733,878	26,664
	Industria de Diseno Textil SA (Specialty Retail)	145,931	7,594
			34,258
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Sweden—1.8%
*	Spotify Technology S.A. (Entertainment)	26,873	$20,621
	Switzerland—5.3%
	ABB Ltd. (Electrical Equipment)	210,078	12,526
	Chocoladefabriken Lindt & Spruengli AG (Food Products)	839	14,116
	Lonza Group AG (Life Sciences Tools & Services)	17,520	12,476
	Sandoz Group AG (Pharmaceuticals)	361,072	19,759
			58,877
	Total Europe Ex-U.K.		456,314
	Emerging Asia—19.7%
	China—6.8%
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	891,200	10,729
	BYD Company Limited (Automobiles)	1,069,000	16,682
	Tencent Holdings Ltd. (Interactive Media & Services)	352,800	22,606
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	257,300	14,947
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	1,487,400	11,359
			76,323
	India—3.9%
	Bharat Electronics Ltd. (Aerospace & Defense)	3,285,378	16,197
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	500,346	11,719
	ICICI Bank Ltd. (Banks)	922,386	15,585
			43,501
	Indonesia—2.1%
*	Sea Ltd.—ADR (Entertainment)	147,215	23,546
	South Korea—2.6%
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	136,205	29,469
	Taiwan—4.3%
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	241,000	10,313
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,047,000	37,991
			48,304
	Total Emerging Asia		221,143
	United Kingdom—12.7%
	3i Group PLC (Capital Markets)	398,122	22,515
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

International Leaders Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
United Kingdom—(continued)
BAE Systems PLC (Aerospace & Defense)	996,770	$25,811
Compass Group PLC (Hotels, Restaurants & Leisure)	359,508	12,174
Experian PLC (Professional Services)	326,185	16,799
Halma PLC (Electronic Equipment, Instruments & Components)	338,502	14,869
London Stock Exchange Group PLC (Capital Markets)	114,437	16,706
RELX PLC (Professional Services)	300,154	16,221
Unilever PLC (Personal Care Products)	278,558	16,919
Total United Kingdom		142,014
Western Hemisphere—8.7%
Canada—8.7%
Brookfield Asset Management Ltd (Capital Markets)	269,295	14,887
Constellation Software, Inc. (Software)	4,886	17,916
Dollarama, Inc. (Broadline Retail)	186,128	26,225
Intact Financial Corp. (Insurance)	104,860	24,383
Royal Bank of Canada (Banks)	103,697	13,667
Total Western Hemisphere		97,078
Japan—8.0%
ASICS Corporation (Textiles, Apparel & Luxury Goods)	669,000	17,096
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	237,100	12,389
Pan Pacific International Holdings Corp. (Broadline Retail)	506,900	17,456
Sumitomo Mitsui Financial Group, Inc. (Banks)	656,100	16,557
Terumo Corporation (Health Care Equipment & Supplies)	522,000	9,606
Tokio Marine Holdings, Inc. (Insurance)	401,500	17,038
Total Japan		90,142
Asia Ex-Japan—5.4%
Australia—1.3%
Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	199,410	8,553
Pro Medicus Ltd. (Health Care Technology)	31,644	5,937
		14,490
Hong Kong—3.5%
AIA Group Ltd. (Insurance)	2,309,800	20,715
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	352,900	18,827
		39,542
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Asia Ex-Japan—(continued)
	New Zealand—0.6%
*	Xero Limited (Software)	54,399	$6,438
	Total Asia Ex-Japan		60,470
	Emerging Latin America—2.1%
	Brazil—2.1%
*	MercadoLibre, Inc. (Broadline Retail)	8,892	23,240
	Total Common Stocks—97.3% (cost $836,066)		1,090,401

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $18,875, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $19,252	$18,874	18,874
Total Repurchase Agreements—1.7% (cost $18,874)		18,874
Total Investments—99.0% (cost $854,940)		1,109,275
Cash and other assets, less liabilities—1.0%		11,193
Net Assets—100.0%		$1,120,468

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

International Leaders Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,090,401	$—	$—	$1,090,401
Repurchase Agreements	—	18,874	—	18,874
Total Investments in Securities	$1,090,401	$18,874	$—	$1,109,275
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

International Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—40.1%
	Austria—0.6%
	Erste Group Bank AG (Banks)	90,878	$7,740
	Belgium—0.8%
	D'ieteren Group (Distributors)	14,569	3,130
	UCB SA (Pharmaceuticals)	40,790	8,022
			11,152
	Denmark—1.4%
	DSV AS (Air Freight & Logistics)	51,917	12,476
	Novonesis Novozymes B (Chemicals)	90,529	6,490
			18,966
	Finland—1.2%
	Metso OYJ (Machinery)	371,730	4,808
	Sampo OYJ (Insurance)	895,578	9,632
	Valmet OYJ (Machinery)	60,144	1,861
			16,301
	France—7.6%
	Airbus SE (Aerospace & Defense)	45,243	9,447
	Compagnie de Saint-Gobain (Building Products)	85,984	10,092
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	5,749	15,569
	Ipsen (Pharmaceuticals)	16,783	1,999
	Safran SA (Aerospace & Defense)	44,490	14,459
	Schneider Electric SE (Electrical Equipment)	42,921	11,416
	Thales SA (Aerospace & Defense)	46,627	13,709
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	145,474	8,928
	Vinci SA (Construction & Engineering)	94,742	13,961
	VusionGroup (Electronic Equipment, Instruments & Components)	13,471	4,351
			103,931
	Germany—8.2%
*	AUTO1 Group SE (Specialty Retail)	74,735	2,409
	CTS Eventim AG & Co. KGaA (Entertainment)	69,720	8,656
	flatexDEGIRO AG (Capital Markets)	79,964	2,259
	Hannover Rueck SE (Insurance)	31,890	10,037
	Heidelberg Materials AG (Construction Materials)	42,113	9,894
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	190,299	$8,096
	MTU Aero Engines AG (Aerospace & Defense)	28,909	12,845
	Nemetschek SE (Software)	29,236	4,236
	RENK Group AG (Machinery)	45,038	3,600
	Rheinmetall AG (Aerospace & Defense)	4,981	10,544
	SAP SE (Software)	71,009	21,593
	Scout24 SE (Interactive Media & Services)	40,526	5,590
*	Siemens Energy AG (Electrical Equipment)	60,016	6,932
	Symrise AG (Chemicals)	41,517	4,359
			111,050
	Ireland—2.7%
	AIB Group PLC (Banks)	763,445	6,282
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	35,562	10,162
	Kingspan Group PLC (Building Products)	113,832	9,681
	Linde PLC† (Chemicals)	21,471	10,074
			36,199
	Italy—4.3%
	Azimut Holding SpA (Capital Markets)	107,938	3,456
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	43,880	5,334
	Enel SpA (Electric Utilities)	717,033	6,804
	Ferrari NV† (Automobiles)	21,563	10,582
	Intesa Sanpaolo S.p.A (Banks)	1,925,773	11,096
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	125,878	3,494
	UniCredit S.p.A. (Banks)	262,690	17,610
			58,376
	Netherlands—2.9%
*	Adyen N.V. (Diversified Financial Services)	1,677	3,078
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	16,519	10,574
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	13,722	10,953
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	24,378	3,648
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

International Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Netherlands—(continued)
	Euronext NV (Capital Markets)	40,368	$6,900
	IMCD NV (Trading Companies & Distributors)	35,148	4,722
			39,875
	Norway—0.1%
	Gjensidige Forsikring ASA (Insurance)	80,858	2,049
	Spain—1.3%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	704,902	10,840
	Bankinter SA (Banks)	512,059	6,683
			17,523
	Sweden—3.3%
	AddTech AB (Trading Companies & Distributors)	73,375	2,497
	Atlas Copco AB (Machinery)	582,926	9,418
	Beijer Ref AB (Trading Companies & Distributors)	444,668	7,020
	Hemnet Group AB (Interactive Media & Services)	108,764	3,180
	Indutrade AB (Machinery)	96,778	2,641
	Lifco AB (Industrial Conglomerates)	81,936	3,315
*	Spotify Technology S.A. (Entertainment)	18,966	14,553
	Sweco AB (Construction & Engineering)	99,898	1,732
			44,356
	Switzerland—5.7%
	Chocoladefabriken Lindt & Spruengli AG (Food Products)	269	4,526
	Chubb Ltd.† (Insurance)	31,940	9,254
	Galenica AG (Health Care Providers & Services)	36,696	4,017
	Lonza Group AG (Life Sciences Tools & Services)	25,225	17,962
	Partners Group Holding AG (Capital Markets)	4,242	5,533
	Sandoz Group AG (Pharmaceuticals)	194,355	10,636
	Siegfried Holding AG (Life Sciences Tools & Services)	27,782	3,127
	Sika AG (Chemicals)	36,809	9,992
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	90,443	2,539
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Switzerland—(continued)
	Swissquote Group Holding SA (Capital Markets)	6,953	$3,938
	VAT Group AG (Machinery)	13,014	5,490
			77,014
	Total Europe Ex-U.K.		544,532
	Emerging Asia—20.1%
	China—5.6%
	Airtac International Group (Machinery)	79,713	2,377
	Alibaba Group Holding Ltd. (Broadline Retail)	939,800	13,145
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	605,000	7,283
	BYD Company Limited (Automobiles)	462,000	7,210
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	430,310	3,427
	Tencent Holdings Ltd. (Interactive Media & Services)	482,400	30,911
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	1,478,600	11,292
			75,645
	India—6.4%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	24,806	2,094
	Bharat Electronics Ltd. (Aerospace & Defense)	954,012	4,703
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	449,570	10,530
	Computer Age Management Services Ltd. (Professional Services)	42,473	2,128
	Eicher Motors Limited (Automobiles)	52,347	3,443
	HDFC Asset Management Co. Ltd. (Capital Markets)	36,345	2,201
	HDFC Bank Ltd. (Banks)	664,583	15,499
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	78,828	4,484
	ICICI Bank Ltd. (Banks)	908,374	15,348
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	426,510	3,779
*	InterGlobe Aviation Ltd. (Airlines)	70,942	4,932
	Macrotech Developers Ltd. (Real Estate Management & Development)	195,251	3,153
	Mahindra & Mahindra Ltd. (Automobiles)	173,298	6,423
*	MakeMyTrip Ltd. (Hotels, Restaurants & Leisure)	17,519	1,717
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

International Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	248,032	$3,687
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	987,804	3,040
			87,161
	Indonesia—2.1%
	Bank Central Asia Tbk. PT (Banks)	20,806,600	11,118
*	Sea Ltd.—ADR (Entertainment)	106,985	17,111
			28,229
	South Korea—1.3%
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	79,331	17,164
	Taiwan—4.7%
	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	235,000	2,735
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	307,000	4,340
	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	30,000	2,424
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	151,000	6,461
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	204,842	46,395
	Voltronic Power Technology Corp. (Electrical Equipment)	42,000	1,812
			64,167
	Total Emerging Asia		272,366
	United Kingdom—12.5%
	3i Group PLC (Capital Markets)	431,389	24,396
	BAE Systems PLC (Aerospace & Defense)	777,706	20,139
	Barclays PLC (Banks)	520,359	2,409
	Beazley PLC (Insurance)	516,707	6,632
	Coca-Cola Europacific Partners PLC (Beverages)	72,779	6,748
	Compass Group PLC (Hotels, Restaurants & Leisure)	323,683	10,961
	Diploma PLC (Trading Companies & Distributors)	146,138	9,805
	Experian PLC (Professional Services)	209,292	10,779
	Haleon PLC (Personal Care Products)	1,875,200	9,637
	Halma PLC (Electronic Equipment, Instruments & Components)	285,149	12,525
Issuer	Shares	Value
Common Stocks—(continued)
United Kingdom—(continued)
Hill & Smith PLC (Metals & Mining)	63,149	$1,553
Intermediate Capital Group PLC (Capital Markets)	194,316	5,142
London Stock Exchange Group PLC (Capital Markets)	112,740	16,458
QinetiQ Group PLC (Aerospace & Defense)	198,105	1,402
RELX PLC (Professional Services)	182,110	9,841
Rotork PLC (Machinery)	790,431	3,485
Softcat PLC (IT Services)	110,531	2,605
Spirax-Sarco Engineering PLC (Machinery)	32,022	2,618
Unilever PLC (Personal Care Products)	143,021	8,687
Weir Group PLC (Machinery)	120,647	4,124
Total United Kingdom		169,946
Japan—10.5%
ABC-Mart, Inc. (Specialty Retail)	103,700	2,133
ASICS Corporation (Textiles, Apparel & Luxury Goods)	293,900	7,510
BayCurrent Consulting, Inc. (Professional Services)	66,000	3,401
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	248,000	12,959
Daifuku Co. Ltd. (Machinery)	199,000	5,143
Disco Corp. (Semiconductors & Semiconductor Equipment)	14,700	4,352
Hoya Corp. (Health Care Equipment & Supplies)	63,500	7,565
Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	117,500	2,320
Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	109,300	3,154
Keyence Corp. (Electronic Equipment, Instruments & Components)	24,200	9,720
Kurita Water Industries Ltd. (Machinery)	57,400	2,271
MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	189,900	3,913
MonotaRO Co. Ltd. (Trading Companies & Distributors)	283,800	5,607
Nintendo Co., Ltd. (Entertainment)	90,700	8,742
Nomura Research Institute Ltd. (IT Services)	101,000	4,056
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

International Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Pan Pacific International Holdings Corp. (Broadline Retail)	340,500	$11,725
*	Rakuten Bank Ltd. (Banks)	83,500	3,836
	Sanwa Holdings Corporation (Building Products)	95,200	3,166
	Shimamura Co. Ltd. (Specialty Retail)	26,800	1,883
	Sumitomo Mitsui Financial Group, Inc. (Banks)	426,700	10,768
	TechnoPro Holdings, Inc. (Professional Services)	136,000	3,973
	Tokio Marine Holdings, Inc. (Insurance)	235,800	10,006
	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	61,200	11,764
	Zozo, Inc. (Specialty Retail)	268,300	2,901
	Total Japan		142,868
	Western Hemisphere—7.6%
	Bermuda—0.6%
	Arch Capital Group Ltd.† (Insurance)	94,345	8,590
	Canada—7.0%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	10,533	1,654
	Brookfield Asset Management Ltd (Capital Markets)	187,370	10,358
	Canadian Pacific Kansas City Ltd. (Road & Rail)	87,641	6,947
	Constellation Software, Inc. (Software)	3,046	11,169
	Dollarama, Inc. (Broadline Retail)	99,409	14,007
	Intact Financial Corp. (Insurance)	44,715	10,398
	Parkland Corp. (Oil, Gas & Consumable Fuels)	113,161	3,201
	Royal Bank of Canada (Banks)	81,417	10,730
	Toromont Industries Ltd. (Trading Companies & Distributors)	70,774	6,361
	Waste Connections, Inc. (Commercial Services & Supplies)	48,649	9,084
	WSP Global Inc. (Construction & Engineering)	52,321	10,672
			94,581
	Total Western Hemisphere		103,171
	Asia Ex-Japan—4.4%
	Australia—1.8%
	Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	107,802	4,624
	Pro Medicus Ltd. (Health Care Technology)	38,604	7,243
	QBE Insurance Group Limited (Insurance)	301,202	4,637
	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia Ex-Japan—(continued)
	Australia—(continued)
	Steadfast Group Ltd. (Insurance)	829,990	$3,283
	Technology One Ltd. (Software)	172,146	4,646
			24,433
	Hong Kong—1.5%
	AIA Group Ltd. (Insurance)	1,031,200	9,248
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	202,300	10,793
			20,041
	New Zealand—0.6%
	Fisher & Paykel Healthcare Corporation Limited (Health Care Equipment & Supplies)	113,382	2,492
*	Xero Limited (Software)	43,607	5,160
			7,652
	Singapore—0.5%
	DBS Group Holdings Ltd. (Banks)	190,510	6,729
	Total Asia Ex-Japan		58,855
	Emerging Latin America—2.2%
	Brazil—1.5%
	Embraer S.A. (Aerospace & Defense)	234,700	3,327
*	MercadoLibre, Inc. (Broadline Retail)	4,026	10,523
*	NU Holdings Ltd. (Banks)	178,750	2,452
	WEG SA (Electrical Equipment)	493,000	3,882
			20,184
	Mexico—0.5%
	Arca Continental SAB de CV (Beverages)	179,700	1,904
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	163,500	2,150
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation Infrastructure)	8,446	2,693
			6,747
	Peru—0.2%
	Credicorp Ltd.† (Banks)	15,174	3,392
	Total Emerging Latin America		30,323
	Emerging Europe, Mid-East, Africa—1.1%
	Poland—0.1%
	LPP SA (Textiles, Apparel & Luxury Goods)	389	1,583
	South Africa—0.8%
	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	199,546	5,269
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

International Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
South Africa—(continued)
Capitec Bank Holdings Ltd. (Banks)	17,297	$3,469
Clicks Group Ltd. (Consumer Staples Distribution & Retail)	101,555	2,128
		10,866
United Arab Emirates—0.2%
Aldar Properties PJSC (Real Estate Management & Development)	854,092	2,075
Total Emerging Europe, Mid-East, Africa		14,524
Total Common Stocks—98.5% (cost $947,625)		1,336,585

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $13,913, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $14,191	$13,913	13,913
Total Repurchase Agreements—1.0% (cost $13,913)		13,913
Total Investments—99.5% (cost $961,538)		1,350,498
Cash and other assets, less liabilities—0.5%		6,579
Net Assets—100.0%		$1,357,077

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,336,585	$—	$—	$1,336,585
Repurchase Agreements	—	13,913	—	13,913
Total Investments in Securities	$1,336,585	$13,913	$—	$1,350,498
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Institutional International Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—39.8%
	Austria—0.6%
	Erste Group Bank AG (Banks)	64,802	$5,519
	Belgium—0.8%
	D'ieteren Group (Distributors)	10,388	2,232
	UCB SA (Pharmaceuticals)	29,180	5,739
			7,971
	Denmark—1.4%
	DSV AS (Air Freight & Logistics)	37,020	8,896
	Novonesis Novozymes B (Chemicals)	65,030	4,662
			13,558
	Finland—1.2%
	Metso OYJ (Machinery)	265,065	3,428
	Sampo OYJ (Insurance)	638,599	6,868
	Valmet OYJ (Machinery)	42,886	1,327
			11,623
	France—7.6%
	Airbus SE (Aerospace & Defense)	32,261	6,736
	Compagnie de Saint-Gobain (Building Products)	61,312	7,196
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	4,100	11,103
	Ipsen (Pharmaceuticals)	11,967	1,425
	Safran SA (Aerospace & Defense)	31,724	10,310
	Schneider Electric SE (Electrical Equipment)	30,605	8,141
	Thales SA (Aerospace & Defense)	33,539	9,861
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	103,731	6,366
	Vinci SA (Construction & Engineering)	67,557	9,956
	VusionGroup (Electronic Equipment, Instruments & Components)	9,606	3,103
			74,197
	Germany—8.1%
*	AUTO1 Group SE (Specialty Retail)	53,290	1,717
	CTS Eventim AG & Co. KGaA (Entertainment)	49,714	6,172
	flatexDEGIRO AG (Capital Markets)	57,019	1,611
	Hannover Rueck SE (Insurance)	22,740	7,157
	Heidelberg Materials AG (Construction Materials)	30,029	7,055
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	135,694	$5,773
	MTU Aero Engines AG (Aerospace & Defense)	20,614	9,159
	Nemetschek SE (Software)	20,847	3,020
	RENK Group AG (Machinery)	32,115	2,567
	Rheinmetall AG (Aerospace & Defense)	3,552	7,519
	SAP SE (Software)	50,634	15,397
	Scout24 SE (Interactive Media & Services)	28,897	3,986
*	Siemens Energy AG (Electrical Equipment)	43,170	4,987
	Symrise AG (Chemicals)	29,604	3,109
			79,229
	Ireland—2.6%
	AIB Group PLC (Banks)	544,381	4,479
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	25,358	7,247
	Kingspan Group PLC (Building Products)	81,169	6,903
	Linde PLC† (Chemicals)	15,310	7,183
			25,812
	Italy—4.3%
	Azimut Holding SpA (Capital Markets)	76,966	2,464
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	31,289	3,804
	Enel SpA (Electric Utilities)	511,286	4,852
	Ferrari NV† (Automobiles)	15,376	7,546
	Intesa Sanpaolo S.p.A (Banks)	1,373,188	7,912
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	89,758	2,491
	UniCredit S.p.A. (Banks)	187,313	12,557
			41,626
	Netherlands—2.9%
*	Adyen N.V. (Diversified Financial Services)	1,196	2,196
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	11,779	7,540
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	9,784	7,809
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	17,383	2,601
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Institutional International Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Netherlands—(continued)
	Euronext NV (Capital Markets)	28,785	$4,920
	IMCD NV (Trading Companies & Distributors)	25,062	3,367
			28,433
	Norway—0.2%
	Gjensidige Forsikring ASA (Insurance)	57,656	1,461
	Spain—1.3%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	502,636	7,730
	Bankinter SA (Banks)	365,128	4,765
			12,495
	Sweden—3.2%
	AddTech AB (Trading Companies & Distributors)	52,321	1,781
	Atlas Copco AB (Machinery)	415,660	6,715
	Beijer Ref AB (Trading Companies & Distributors)	317,074	5,005
	Hemnet Group AB (Interactive Media & Services)	77,555	2,267
	Indutrade AB (Machinery)	69,008	1,883
	Lifco AB (Industrial Conglomerates)	58,425	2,364
*	Spotify Technology S.A. (Entertainment)	13,524	10,378
	Sweco AB (Construction & Engineering)	71,233	1,235
			31,628
	Switzerland—5.6%
	Chocoladefabriken Lindt & Spruengli AG (Food Products)	192	3,230
	Chubb Ltd. (Insurance)	22,775	6,598
	Galenica AG (Health Care Providers & Services)	26,166	2,864
	Lonza Group AG (Life Sciences Tools & Services)	17,987	12,808
	Partners Group Holding AG (Capital Markets)	3,025	3,946
	Sandoz Group AG (Pharmaceuticals)	138,587	7,584
	Siegfried Holding AG (Life Sciences Tools & Services)	19,810	2,230
	Sika AG (Chemicals)	26,247	7,125
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	64,491	1,811
	Swissquote Group Holding SA (Capital Markets)	4,958	2,808
	VAT Group AG (Machinery)	9,280	3,915
			54,919
	Total Europe Ex-U.K.		388,471
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—19.9%
	China—5.5%
	Airtac International Group (Machinery)	57,204	$1,706
	Alibaba Group Holding Ltd. (Broadline Retail)	676,000	9,456
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	431,400	5,193
	BYD Company Limited (Automobiles)	332,000	5,181
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	306,900	2,444
	Tencent Holdings Ltd. (Interactive Media & Services)	344,000	22,042
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	1,057,600	8,077
			54,099
	India—6.4%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	17,688	1,493
	Bharat Electronics Ltd. (Aerospace & Defense)	680,266	3,354
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	320,570	7,509
	Computer Age Management Services Ltd. (Professional Services)	30,286	1,517
	Eicher Motors Limited (Automobiles)	37,326	2,455
	HDFC Asset Management Co. Ltd. (Capital Markets)	25,916	1,570
	HDFC Bank Ltd. (Banks)	473,886	11,051
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	56,209	3,197
	ICICI Bank Ltd. (Banks)	647,724	10,944
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	304,127	2,695
*	InterGlobe Aviation Ltd. (Airlines)	50,586	3,517
	Macrotech Developers Ltd. (Real Estate Management & Development)	139,225	2,248
	Mahindra & Mahindra Ltd. (Automobiles)	123,571	4,580
*	MakeMyTrip Ltd. (Hotels, Restaurants & Leisure)	12,492	1,224
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	176,861	2,629
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	704,362	2,168
			62,151
	Indonesia—2.1%
	Bank Central Asia Tbk. PT (Banks)	14,836,330	7,927
*	Sea Ltd.—ADR (Entertainment)	76,535	12,241
			20,168
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Institutional International Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
South Korea—1.2%
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	56,752	$12,279
Taiwan—4.7%
Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	168,000	1,955
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	219,000	3,096
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	21,000	1,697
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	107,000	4,579
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	146,065	33,082
Voltronic Power Technology Corp. (Electrical Equipment)	30,000	1,294
		45,703
Total Emerging Asia		194,400
United Kingdom—12.4%
3i Group PLC (Capital Markets)	307,606	17,396
BAE Systems PLC (Aerospace & Defense)	554,550	14,360
Barclays PLC (Banks)	371,046	1,718
Beazley PLC (Insurance)	368,442	4,729
Coca-Cola Europacific Partners PLC (Beverages)	51,896	4,812
Compass Group PLC (Hotels, Restaurants & Leisure)	230,805	7,816
Diploma PLC (Trading Companies & Distributors)	104,205	6,992
Experian PLC (Professional Services)	149,238	7,686
Haleon PLC (Personal Care Products)	1,337,127	6,872
Halma PLC (Electronic Equipment, Instruments & Components)	203,328	8,931
Hill & Smith PLC (Metals & Mining)	45,029	1,108
Intermediate Capital Group PLC (Capital Markets)	138,559	3,667
London Stock Exchange Group PLC (Capital Markets)	80,390	11,735
QinetiQ Group PLC (Aerospace & Defense)	141,260	1,000
RELX PLC (Professional Services)	129,855	7,017
Rotork PLC (Machinery)	563,623	2,485
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	Softcat PLC (IT Services)	78,815	$1,858
	Spirax-Sarco Engineering PLC (Machinery)	22,834	1,866
	Unilever PLC (Personal Care Products)	101,982	6,194
	Weir Group PLC (Machinery)	86,028	2,940
	Total United Kingdom		121,182
	Japan—10.5%
	ABC-Mart, Inc. (Specialty Retail)	73,900	1,520
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	209,500	5,354
	BayCurrent Consulting, Inc. (Professional Services)	47,100	2,427
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	176,800	9,239
	Daifuku Co. Ltd. (Machinery)	141,900	3,668
	Disco Corp. (Semiconductors & Semiconductor Equipment)	10,500	3,108
	Hoya Corp. (Health Care Equipment & Supplies)	45,300	5,396
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	83,800	1,654
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	78,000	2,251
	Keyence Corp. (Electronic Equipment, Instruments & Components)	17,300	6,949
	Kurita Water Industries Ltd. (Machinery)	40,900	1,618
	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	135,400	2,790
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	202,300	3,997
	Nintendo Co., Ltd. (Entertainment)	65,200	6,284
	Nomura Research Institute Ltd. (IT Services)	72,000	2,891
	Pan Pacific International Holdings Corp. (Broadline Retail)	242,800	8,361
*	Rakuten Bank Ltd. (Banks)	59,600	2,738
	Sanwa Holdings Corporation (Building Products)	67,900	2,258
	Shimamura Co. Ltd. (Specialty Retail)	19,100	1,342
	Sumitomo Mitsui Financial Group, Inc. (Banks)	304,300	7,679
	TechnoPro Holdings, Inc. (Professional Services)	97,000	2,834
	Tokio Marine Holdings, Inc. (Insurance)	168,100	7,134
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Institutional International Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Japan—(continued)
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	43,600	$8,381
Zozo, Inc. (Specialty Retail)	191,300	2,068
Total Japan		101,941
Western Hemisphere—7.5%
Bermuda—0.6%
Arch Capital Group Ltd. (Insurance)	67,274	6,125
Canada—6.9%
Boyd Group Services, Inc. (Commercial Services & Supplies)	7,511	1,180
Brookfield Asset Management Ltd (Capital Markets)	133,606	7,386
Canadian Pacific Kansas City Ltd. (Road & Rail)	62,493	4,954
Constellation Software, Inc. (Software)	2,172	7,964
Dollarama, Inc. (Broadline Retail)	70,884	9,988
Intact Financial Corp. (Insurance)	31,884	7,414
Parkland Corp. (Oil, Gas & Consumable Fuels)	80,690	2,282
Royal Bank of Canada (Banks)	58,055	7,651
Toromont Industries Ltd. (Trading Companies & Distributors)	50,466	4,536
Waste Connections, Inc. (Commercial Services & Supplies)	34,689	6,477
WSP Global Inc. (Construction & Engineering)	37,308	7,610
		67,442
Total Western Hemisphere		73,567
Asia Ex-Japan—4.3%
Australia—1.8%
Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	76,869	3,297
Pro Medicus Ltd. (Health Care Technology)	27,527	5,165
QBE Insurance Group Limited (Insurance)	214,775	3,306
Steadfast Group Ltd. (Insurance)	591,831	2,341
Technology One Ltd. (Software)	122,750	3,313
		17,422
Hong Kong—1.5%
AIA Group Ltd. (Insurance)	735,400	6,595
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	144,200	7,693
		14,288
	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia Ex-Japan—(continued)
	New Zealand—0.5%
	Fisher & Paykel Healthcare Corporation Limited (Health Care Equipment & Supplies)	80,848	$1,777
*	Xero Limited (Software)	31,094	3,679
			5,456
	Singapore—0.5%
	DBS Group Holdings Ltd. (Banks)	135,860	4,799
	Total Asia Ex-Japan		41,965
	Emerging Latin America—2.2%
	Brazil—1.5%
	Embraer S.A. (Aerospace & Defense)	167,300	2,371
*	MercadoLibre, Inc. (Broadline Retail)	2,871	7,504
*	NU Holdings Ltd. (Banks)	127,459	1,749
	WEG SA (Electrical Equipment)	351,600	2,768
			14,392
	Mexico—0.5%
	Arca Continental SAB de CV (Beverages)	128,100	1,357
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	116,600	1,534
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation Infrastructure)	6,022	1,920
			4,811
	Peru—0.2%
	Credicorp Ltd.† (Banks)	10,820	2,419
	Total Emerging Latin America		21,622
	Emerging Europe, Mid-East, Africa—1.1%
	Poland—0.1%
	LPP SA (Textiles, Apparel & Luxury Goods)	277	1,128
	South Africa—0.8%
	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	142,288	3,757
	Capitec Bank Holdings Ltd. (Banks)	12,334	2,474
	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	72,415	1,517
			7,748
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Institutional International Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
United Arab Emirates—0.2%
Aldar Properties PJSC (Real Estate Management & Development)	609,017	$1,479
Total Emerging Europe, Mid-East, Africa		10,355
Total Common Stocks—97.7% (cost $688,109)		953,503

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $18,476, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $18,845	$18,475	18,475
Total Repurchase Agreements—1.9% (cost $18,475)		18,475
Total Investments—99.6% (cost $706,584)		971,978
Cash and other assets, less liabilities—0.4%		4,131
Net Assets—100.0%		$976,109

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$953,503	$—	$—	$953,503
Repurchase Agreements	—	18,475	—	18,475
Total Investments in Securities	$953,503	$18,475	$—	$971,978
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

International Small Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—35.7%
	Belgium—1.3%
	D'ieteren Group (Distributors)	11,058	$2,376
	Denmark—0.5%
	INVISIO AB (Aerospace & Defense)	23,782	899
	Finland—0.7%
	Puuilo OYJ (Broadline Retail)	89,973	1,383
	France—2.5%
	Dassault Aviation SA (Aerospace & Defense)	7,504	2,653
	VusionGroup (Electronic Equipment, Instruments & Components)	5,832	1,884
			4,537
	Germany—6.1%
	Atoss Software SE (Software)	5,182	861
*	AUTO1 Group SE (Specialty Retail)	25,713	829
	CTS Eventim AG & Co. KGaA (Entertainment)	24,861	3,086
	Eckert & Ziegler SE (Health Care Equipment & Supplies)	13,004	1,044
	flatexDEGIRO AG (Capital Markets)	104,436	2,950
	HENSOLDT AG (Aerospace & Defense)	16,880	1,937
*	Innoscripta SE (Software)	3,166	375
			11,082
	Israel—1.1%
*	Cellebrite DI Ltd. (Software)	60,072	961
	Next Vision Stabilized Systems Ltd (Electronic Equipment, Instruments & Components)	26,839	1,002
			1,963
	Italy—5.2%
	Ariston Holding NV (Building Products)	77,007	380
	Azimut Holding SpA (Capital Markets)	63,789	2,042
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	20,413	2,482
	Carel Industries SpA (Building Products)	50,352	1,341
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	36,121	1,002
	SOL SpA (Chemicals)	38,916	2,205
			9,452
	Jersey—0.7%
	JTC PLC (Capital Markets)	115,119	1,343
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Norway—2.2%
	Europris ASA (Broadline Retail)	96,660	$819
	Gjensidige Forsikring ASA (Insurance)	123,827	3,137
			3,956
	Sweden—10.1%
	AddTech AB (Trading Companies & Distributors)	37,932	1,291
	AQ Group AB (Electrical Equipment)	64,059	1,224
	Beijer Ref AB (Trading Companies & Distributors)	74,964	1,183
*	BoneSupport Holding AB (Biotechnology)	52,955	1,567
	Bufab AB (Trading Companies & Distributors)	216,930	2,013
	Hemnet Group AB (Interactive Media & Services)	88,948	2,601
*	Karnov Group AB (Interactive Media & Services)	24,623	280
	Lagercrantz Group AB (Electronic Equipment, Instruments & Components)	57,364	1,380
	Lifco AB (Industrial Conglomerates)	26,044	1,054
	Mildef Group AB (Aerospace & Defense)	71,534	1,499
	RaySearch Laboratories AB (Health Care Technology)	44,467	1,575
	Rusta AB (Broadline Retail)	64,085	502
	Sectra AB (Health Care Technology)	28,192	1,044
	Vitec Software Group AB (Software)	15,798	797
*	XVIVO Perfusion AB (Health Care Equipment & Supplies)	11,441	342
			18,352
	Switzerland—5.3%
	Galenica AG (Health Care Providers & Services)	16,527	1,809
	Kardex Holding AG (Machinery)	7,243	2,519
	Medacta Group SA (Health Care Equipment & Supplies)	4,355	737
	Siegfried Holding AG (Life Sciences Tools & Services)	11,842	1,333
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	69,263	1,945
	Ypsomed Holding AG (Health Care Equipment & Supplies)	2,401	1,278
			9,621
	Total Europe Ex-U.K.		64,964
	Japan—16.6%
	ABC-Mart, Inc. (Specialty Retail)	81,600	1,678
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

International Small Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	AZ-COM MARUWA Holdings, Inc. (Air Freight & Logistics)	79,900	$566
	BayCurrent Consulting, Inc. (Professional Services)	70,000	3,607
	Canon Marketing Japan Inc. (Electronic Equipment, Instruments & Components)	46,400	1,705
	Fukuoka Financial Group, Inc. (Banks)	47,400	1,270
*	GENDA Inc. (Hotels, Restaurants & Leisure)	63,700	387
	Integral Corporation (Capital Markets)	47,100	1,045
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	104,100	2,055
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	124,700	3,598
	Lifedrink Co., Inc. (Beverages)	67,100	987
	Nippon Television Holdings, Inc. (Media)	34,600	804
	OBIC Business Consultants Co. Ltd. (Software)	46,800	2,774
*	Rakuten Bank Ltd. (Banks)	82,600	3,794
	Sanwa Holdings Corporation (Building Products)	26,900	895
	Shimamura Co. Ltd. (Specialty Retail)	24,200	1,701
	SIGMAXYZ Holdings, Inc. (Professional Services)	149,200	1,299
	TechnoPro Holdings, Inc. (Professional Services)	72,600	2,121
	Total Japan		30,286
	Emerging Asia—15.1%
	China—3.1%
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	112,500	583
*	DPC Dash Ltd (Hotels, Restaurants & Leisure)	87,900	1,150
	Eastroc Beverage Group Co. Ltd. (Beverages)	35,680	1,565
	Giant Biogene Holding Co. Ltd. (Personal Care Products)	161,000	1,184
	Yutong Bus Co. Ltd. (Machinery)	317,800	1,104
			5,586
	India—7.3%
	AU Small Finance Bank Ltd. (Banks)	113,342	1,083
	Central Depository Services India Ltd. (Capital Markets)	83,091	1,740
	Cholamandalam Financial Holdings Limited (Consumer Finance)	67,651	1,712
	Gillette India Ltd. (Personal Care Products)	7,800	990
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Home First Finance Co. India Ltd. (Diversified Financial Services)	61,189	$982
*	Inventurus Knowledge Solutions Limited (Health Care Technology)	35,050	658
	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	35,343	691
	KFin Technologies Ltd. (Capital Markets)	150,252	2,362
	Poly Medicure Ltd. (Health Care Equipment & Supplies)	27,800	722
	Sundaram Finance Ltd. (Consumer Finance)	29,059	1,752
	Zen Technologies Limited (Electronic Equipment, Instruments & Components)	28,722	665
			13,357
	Indonesia—0.3%
	Bank Syariah Indonesia Tbk. PT (Banks)	3,061,400	487
	South Korea—0.5%
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	5,775	879
	Taiwan—3.9%
	ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	18,000	1,177
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	13,000	2,112
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	43,000	1,298
	Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	71,000	904
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	18,000	930
	Voltronic Power Technology Corp. (Electrical Equipment)	17,451	753
			7,174
	Total Emerging Asia		27,483
	United Kingdom—8.7%
	Beazley PLC (Insurance)	192,464	2,470
	Burford Capital Ltd (Diversified Financial Services)	102,469	1,201
	Diploma PLC (Trading Companies & Distributors)	21,666	1,454
	Hill & Smith PLC (Metals & Mining)	57,244	1,408
	QinetiQ Group PLC (Aerospace & Defense)	145,021	1,026
	Rotork PLC (Machinery)	461,727	2,036
	Softcat PLC (IT Services)	69,482	1,638
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

International Small Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
*	Trustpilot Group PLC (Interactive Media & Services)	721,948	$2,400
	Volution Group PLC (Building Products)	177,243	1,438
	XPS Pensions Group PLC (Capital Markets)	136,505	718
	Total United Kingdom		15,789
	Asia Ex-Japan—6.3%
	Australia—5.3%
*	Catapult Group International Ltd (Software)	418,290	1,613
*	Guzman Y Gomez Limited (Hotels, Restaurants & Leisure)	48,096	895
	Pro Medicus Ltd. (Health Care Technology)	18,135	3,403
	Steadfast Group Ltd. (Insurance)	428,008	1,693
	Technology One Ltd. (Software)	65,980	1,781
*	Telix Pharmaceuticals Limited (Biotechnology)	18,215	293
			9,678
	New Zealand—0.6%
*	Gentrack Group Ltd. (Software)	144,860	1,099
	Singapore—0.4%
	Sheng Siong Group Ltd. (Consumer Staples Distribution & Retail)	410,500	604
	Total Asia Ex-Japan		11,381
	Emerging Europe, Mid-East, Africa—5.6%
	Greece—1.1%
	JUMBO SA (Specialty Retail)	58,308	2,013
	Lithuania—1.2%
	Baltic Classifieds Group PLC (Interactive Media & Services)	424,488	2,173
	Poland—1.7%
*	Dino Polska SA (Consumer Staples Distribution & Retail)	7,857	1,147
	LPP SA (Textiles, Apparel & Luxury Goods)	151	615
*	Zabka Group (Consumer Staples Distribution & Retail)	240,571	1,444
			3,206
	South Africa—1.2%
	OUTsurance Group Ltd. (Insurance)	483,257	2,138
	Turkey—0.4%
	ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	195,504	740
	Total Emerging Europe, Mid-East, Africa		10,270
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Western Hemisphere—5.2%
	Canada—5.2%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	9,582	$1,505
	Definity Financial Corp. (Insurance)	55,155	3,215
	EQB, Inc. (Banks)	16,189	1,231
	Exchange Income Corporation (Airlines)	15,761	726
	North West Co., Inc. (Consumer Staples Distribution & Retail)	52,406	1,857
	Parkland Corp. (Oil, Gas & Consumable Fuels)	33,510	948
	Total Western Hemisphere		9,482
	Emerging Latin America—4.2%
	Mexico—4.2%
	Arca Continental SAB de CV (Beverages)	118,500	1,256
*	BBB Foods, Inc. † (Consumer Staples Distribution & Retail)	65,266	1,812
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	114,100	1,501
	Grupo Aeroportuario del Sureste SAB de CV (Transportation Infrastructure)	51,105	1,631
	Qualitas Controladora SAB de CV (Insurance)	144,600	1,486
	Total Emerging Latin America		7,686
	Total Common Stocks—97.4% (cost $128,622)		177,341

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $5,292, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $5,398	$5,292	5,292
Total Repurchase Agreements—2.9% (cost $5,292)		5,292
Total Investments—100.3% (cost $133,914)		182,633
Liabilities, plus cash and other assets—(0.3)%		(506)
Net Assets—100.0%		$182,127

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

International Small Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$177,341	$—	$—	$177,341
Repurchase Agreements	—	5,292	—	5,292
Total Investments in Securities	$177,341	$5,292	$—	$182,633
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets Leaders Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—77.1%
	China—23.5%
	Alibaba Group Holding Ltd. (Broadline Retail)	166,228	$2,325
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	115,800	1,394
	BYD Company Limited (Automobiles)	42,300	1,961
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	76,420	2,693
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	269,700	2,148
	Huaming Power Equipment Co. Ltd. (Machinery)	640,760	1,499
*	Meituan (Hotels, Restaurants & Leisure)	235,300	3,756
	NetEase, Inc. (Entertainment)	172,500	4,637
	Tencent Holdings Ltd. (Interactive Media & Services)	171,800	11,008
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	51,500	2,992
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	221,600	1,692
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	19,750	884
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	13,026	582
			37,571
	India—22.6%
	Bharat Electronics Ltd. (Aerospace & Defense)	704,791	3,474
	Britannia Industries Ltd. (Food Products)	27,335	1,857
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	194,381	1,544
	HDFC Bank Ltd. (Banks)	197,045	4,595
	ICICI Bank Ltd. (Banks)	159,264	2,691
*	InterGlobe Aviation Ltd. (Airlines)	36,383	2,529
	Kotak Mahindra Bank Ltd. (Banks)	119,944	3,021
	Macrotech Developers Ltd. (Real Estate Management & Development)	146,956	2,373
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	22,566	2,212
	Marico Limited (Food Products)	198,491	1,671
	Oberoi Realty Ltd. (Real Estate Management & Development)	54,111	1,209
	Pidilite Industries Ltd. (Chemicals)	47,043	1,671
	Polycab India Ltd. (Electrical Equipment)	21,737	1,659
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Supreme Industries Ltd (Chemicals)	28,325	$1,442
	Tata Consultancy Services Ltd. (IT Services)	63,373	2,557
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	512,677	1,578
			36,083
	Indonesia—5.6%
	Bank Central Asia Tbk. PT (Banks)	7,512,000	4,014
*	Grab Holdings Limited (Road & Rail)	467,067	2,349
*	Sea Ltd.—ADR (Entertainment)	15,713	2,513
			8,876
	South Korea—6.5%
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	7,021	1,069
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	3,411	2,507
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	29,813	1,321
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	25,385	5,493
			10,390
	Taiwan—18.9%
	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	116,000	1,350
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	17,000	2,762
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	212,000	2,997
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	51,000	2,182
	Sinbon Electronics Co. Ltd. (Electronic Equipment, Instruments & Components)	167,000	1,249
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	278,000	10,088
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	35,848	8,119
	Voltronic Power Technology Corp. (Electrical Equipment)	35,000	1,510
			30,257
	Total Emerging Asia		123,177
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets Leaders Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—11.4%
	Brazil—6.9%
	Itau Unibanco Holding SA.—ADR (Banks)	462,992	$3,144
*	MercadoLibre, Inc. (Broadline Retail)	1,333	3,484
*	NU Holdings Ltd. (Banks)	169,333	2,323
	WEG SA (Electrical Equipment)	263,000	2,071
			11,022
	Mexico—2.9%
*	BBB Foods, Inc. (Consumer Staples Distribution & Retail)	37,526	1,041
	Grupo Financiero Banorte SAB de CV (Banks)	201,600	1,850
	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	517,400	1,712
			4,603
	Peru—1.6%
	Credicorp Ltd.† (Banks)	11,724	2,621
	Total Emerging Latin America		18,246
	Emerging Europe, Mid-East, Africa—9.4%
	Greece—1.4%
	Eurobank Ergasias Services & Holdings SA (Banks)	657,666	2,259
	Poland—2.4%
	LPP SA (Textiles, Apparel & Luxury Goods)	245	997
	PKO Bank Polski S.A. (Banks)	71,866	1,500
*	Zabka Group (Consumer Staples Distribution & Retail)	226,670	1,361
			3,858
	Saudi Arabia—0.7%
	Saudi Arabian Oil Co. (Oil, Gas & Consumable Fuels)	173,368	1,124
	South Africa—3.4%
	Capitec Bank Holdings Ltd. (Banks)	8,051	1,615
	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	82,203	1,723
	FirstRand Limited (Diversified Financial Services)	471,617	2,016
			5,354
	United Arab Emirates—1.5%
	Aldar Properties PJSC (Real Estate Management & Development)	998,983	2,426
	Total Emerging Europe, Mid-East, Africa		15,021
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia Ex-Japan—1.8%
Hong Kong—1.8%
AIA Group Ltd. (Insurance)	320,600	$2,875
Total Common Stocks—99.7% (cost $122,817)		159,319

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $1,266, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $1,291	$1,266	1,266
Total Repurchase Agreements—0.8% (cost $1,266)		1,266
Total Investments—100.5% (cost $124,083)		160,585
Liabilities, plus cash and other assets—(0.5)%		(804)
Net Assets—100.0%		$159,781

ADR	American Depositary Receipt

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets Leaders Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$159,319	$—	$—	$159,319
Repurchase Agreements	—	1,266	—	1,266
Total Investments in Securities	$159,319	$1,266	$—	$160,585
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—77.6%
	China—21.0%
	Alibaba Group Holding Ltd. (Broadline Retail)	1,946,900	$27,232
	BYD Company Limited (Automobiles)	788,000	12,297
	East Money Information Co.,Ltd. (Capital Markets)	712,300	2,302
	Eastroc Beverage Group Co. Ltd. (Beverages)	96,740	4,244
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	568,500	4,528
	Gambol Pet Group Co., Ltd. (Food Products)	183,100	2,798
	Giant Biogene Holding Co. Ltd. (Personal Care Products)	288,200	2,118
*	Guming Holdings Ltd (Hotels, Restaurants & Leisure)	426,400	1,388
	Laopu Gold Co., Ltd. (Textiles, Apparel & Luxury Goods)	26,900	3,454
	Mao Geping Cosmetics CO.,LTD. (Personal Care Products)	133,500	1,842
	Meitu, Inc. (Interactive Media & Services)	2,566,000	2,952
*	Meituan (Hotels, Restaurants & Leisure)	570,200	9,101
	Midea Group Co., Ltd. (Household Durables)	232,600	2,206
*	MIXUE Group (Hotels, Restaurants & Leisure)	56,900	3,726
	NetEase, Inc. (Entertainment)	447,500	12,028
	Pop Mart International Group Ltd. (Specialty Retail)	145,800	4,952
	Sieyuan Electric Co. Ltd. (Electrical Equipment)	191,395	1,949
	Tencent Holdings Ltd. (Interactive Media & Services)	827,660	53,034
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	141,750	8,234
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	3,120,000	23,827
	Yutong Bus Co. Ltd. (Machinery)	645,500	2,242
			186,454
	India—21.0%
*	Amber Enterprises India Ltd. (Household Durables)	33,230	2,626
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	54,158	4,571
	Bajaj Finance Limited (Consumer Finance)	1,182,010	12,914
	Bharat Electronics Ltd. (Aerospace & Defense)	1,860,878	9,174
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	538,013	12,602
	BSE Limited (Capital Markets)	105,023	3,397
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Central Depository Services India Ltd. (Capital Markets)	145,248	$3,042
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	334,090	2,653
	Cholamandalam Investment & Finance Co. Ltd. (Consumer Finance)	147,231	2,795
	Coforge Limited (IT Services)	132,218	2,960
	Computer Age Management Services Ltd. (Professional Services)	50,867	2,548
	Divi's Laboratories Limited (Life Sciences Tools & Services)	51,515	4,102
	Dixon Technologies India Ltd. (Household Durables)	17,509	3,060
	Eicher Motors Limited (Automobiles)	44,647	2,936
	GE T&D India Ltd. (Electrical Equipment)	131,731	3,614
*	Godrej Properties Ltd. (Real Estate Management & Development)	108,155	2,950
	HDFC Asset Management Co. Ltd. (Capital Markets)	72,606	4,397
	HDFC Bank Ltd. (Banks)	714,598	16,665
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	121,004	6,883
	Hitachi Energy India Ltd (Electrical Equipment)	12,134	2,826
	ICICI Bank Ltd. (Banks)	1,165,709	19,697
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	930,811	8,248
*	InterGlobe Aviation Ltd. (Airlines)	103,508	7,196
	KFin Technologies Ltd. (Capital Markets)	207,000	3,254
	Macrotech Developers Ltd. (Real Estate Management & Development)	251,098	4,055
	Mahindra & Mahindra Ltd. (Automobiles)	232,913	8,633
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	41,301	4,048
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	352,555	5,241
	Oberoi Realty Ltd. (Real Estate Management & Development)	100,007	2,234
	Persistent Systems Limited (IT Services)	23,668	1,670
	Phoenix Mills Ltd. (Real Estate Management & Development)	114,086	2,080
	Pidilite Industries Ltd. (Chemicals)	59,635	2,119
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	137,258	2,681
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	TVS Motor Co. Ltd. (Automobiles)	98,374	$3,339
	UNO Minda Ltd. (Auto Components)	226,523	2,908
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	964,629	2,969
			187,087
	Indonesia—5.0%
	Bank Central Asia Tbk. PT (Banks)	30,252,095	16,165
*	Grab Holdings Limited (Road & Rail)	1,244,967	6,262
*	Sea Ltd.—ADR (Entertainment)	138,703	22,184
			44,611
	Philippines—1.1%
	BDO Unibank, Inc. (Banks)	1,973,539	5,353
	International Container Terminal Services, Inc. (Transportation Infrastructure)	626,740	4,573
			9,926
	South Korea—7.9%
*	Coupang, Inc. (Broadline Retail)	109,365	3,276
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	13,117	8,242
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	15,045	5,652
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	16,265	2,477
	Hyundai Rotem Company (Machinery)	38,427	5,595
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	5,955	4,377
	Samyangfoods Co., Ltd (Food Products)	3,625	3,747
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	171,648	37,138
			70,504
	Taiwan—21.3%
	Accton Technology Corp. (Communications Equipment)	287,000	7,172
	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	191,000	2,223
	ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	30,000	1,962
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	42,300	6,871
	Bizlink Holding Inc. (Electrical Equipment)	101,000	2,932
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	655,000	9,260
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	228,000	$6,884
	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	29,000	2,343
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	66,000	4,598
	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	51,132	2,363
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	433,000	18,528
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	539,000	19,558
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	434,990	98,521
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	74,000	6,409
			189,624
	Thailand—0.3%
*	Fabrinet (Electronic Equipment, Instruments & Components)	9,457	2,787
	Total Emerging Asia		690,993
	Emerging Europe, Mid-East, Africa—11.8%
	Czech Republic—0.3%
	Komercni banka, a.s. (Banks)	64,790	3,133
	Greece—2.2%
	Eurobank Ergasias Services & Holdings SA (Banks)	3,155,996	10,841
	OPAP S.A. (Hotels, Restaurants & Leisure)	122,055	2,768
	Piraeus Financial Holdings SA (Banks)	853,176	5,911
			19,520
	Hungary—1.2%
	OTP Bank Nyrt. (Banks)	129,248	10,324
	Poland—0.9%
	Budimex SA (Construction & Engineering)	14,624	2,261
	PKO Bank Polski S.A. (Banks)	294,835	6,154
			8,415
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Saudi Arabia—1.0%
	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	27,985	$2,024
	Elm Co. (IT Services)	7,530	2,011
	Jamjoom Pharmaceuticals Factory Co. (Pharmaceuticals)	43,226	1,996
	Riyadh Cables Group Co. (Electrical Equipment)	68,170	2,570
			8,601
	South Africa—2.7%
	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	97,326	2,570
	Capitec Bank Holdings Ltd. (Banks)	61,483	12,332
	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	110,199	2,309
	Mr. Price Group Ltd. (Specialty Retail)	157,197	1,966
	OUTsurance Group Ltd. (Insurance)	534,871	2,367
	Shoprite Holdings Ltd. (Consumer Staples Distribution & Retail)	139,892	2,188
			23,732
	Turkey—0.7%
	ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	1,104,777	4,184
	BIM Birlesik Magazalar AS (Consumer Staples Distribution & Retail)	176,475	2,193
			6,377
	United Arab Emirates—2.8%
	Abu Dhabi Islamic Bank PJSC (Banks)	809,501	4,739
	Aldar Properties PJSC (Real Estate Management & Development)	2,709,533	6,581
	Emaar Properties PJSC (Real Estate Management & Development)	2,483,398	9,196
	Salik Co. PJSC (Transportation Infrastructure)	2,820,254	4,646
			25,162
	Total Emerging Europe, Mid-East, Africa		105,264
	Emerging Latin America—11.1%
	Argentina—0.8%
	Grupo Financiero Galicia SA—ADR (Banks)	90,482	4,559
*	YPF S.A.—ADR (Oil, Gas & Consumable Fuels)	73,096	2,299
			6,858
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—6.4%
	Banco BTG Pactual SA (Capital Markets)	497,000	$3,865
	Embraer S.A. (Aerospace & Defense)	521,800	7,396
	Itau Unibanco Holding SA.—ADR (Banks)	1,317,570	8,946
*	MercadoLibre, Inc. (Broadline Retail)	11,308	29,555
*	NU Holdings Ltd.† (Banks)	264,687	3,632
	WEG SA (Electrical Equipment)	397,241	3,128
			56,522
	Chile—0.9%
	Banco de Chile (Banks)	27,529,935	4,164
	Falabella S.A. (Broadline Retail)	771,198	4,097
			8,261
	Mexico—2.5%
	Arca Continental SAB de CV (Beverages)	240,600	2,549
*	BBB Foods, Inc. † (Consumer Staples Distribution & Retail)	133,103	3,695
	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	770,500	2,120
	Fomento Economico Mexicano SAB de CV—ADR (Beverages)	43,657	4,496
	Grupo Financiero Banorte SAB de CV (Banks)	475,600	4,364
	Prologis Property Mexico SA de CV REIT (Industrial REITs)	666,304	2,512
*	Vista Energy SAB de CV—ADR (Oil, Gas & Consumable Fuels)	55,694	2,663
			22,399
	Peru—0.5%
	Credicorp Ltd. (Banks)	20,811	4,652
	Total Emerging Latin America		98,692
	Asia Ex-Japan—1.1%
	Hong Kong—1.1%
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	185,800	9,912
	Total Common Stocks—101.6% (cost $648,229)		904,861
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $7,685, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $7,838	$7,684	$7,684
Total Repurchase Agreements—0.9% (cost $7,684)		7,684
Total Investments—102.5% (cost $655,913)		912,545
Liabilities, plus cash and other assets—(2.5)%		(22,404)
Net Assets—100.0%		$890,141

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
†	U.S. listed foreign security
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$902,074	$2,787	$—	$904,861
Repurchase Agreements	—	7,684	—	7,684
Total Investments in Securities	$902,074	$10,471	$—	$912,545
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets ex China Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—69.2%
	India—26.3%
	ABB India Ltd. (Electrical Equipment)	1,799	$128
*	Amber Enterprises India Ltd. (Household Durables)	2,504	198
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	1,549	131
	Bajaj Finance Limited (Consumer Finance)	53,990	590
	Bharat Electronics Ltd. (Aerospace & Defense)	103,262	509
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	28,513	668
	Britannia Industries Ltd. (Food Products)	1,867	127
	BSE Limited (Capital Markets)	7,207	233
	Central Depository Services India Ltd. (Capital Markets)	9,088	190
	Coforge Limited (IT Services)	9,906	222
	Computer Age Management Services Ltd. (Professional Services)	2,639	132
	Dixon Technologies India Ltd. (Household Durables)	1,207	211
	GE T&D India Ltd. (Electrical Equipment)	8,850	243
	HDFC Asset Management Co. Ltd. (Capital Markets)	3,916	237
	HDFC Bank Ltd. (Banks)	34,842	812
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	6,217	354
	ICICI Bank Ltd. (Banks)	47,619	805
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	48,241	427
*	InterGlobe Aviation Ltd. (Airlines)	6,031	419
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	2,216	158
	KFin Technologies Ltd. (Capital Markets)	13,676	215
	Macrotech Developers Ltd. (Real Estate Management & Development)	13,142	212
	Mahindra & Mahindra Ltd. (Automobiles)	9,188	341
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	2,171	213
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	19,485	290
	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	45,898	179
	Oberoi Realty Ltd. (Real Estate Management & Development)	10,442	233
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Phoenix Mills Ltd. (Real Estate Management & Development)	6,637	$121
	Poly Medicure Ltd. (Health Care Equipment & Supplies)	3,975	103
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	9,893	193
	Transformers & Rectifiers India Ltd. (Electrical Equipment)	26,331	150
	Trent Ltd. (Specialty Retail)	3,457	250
	TVS Motor Co. Ltd. (Automobiles)	5,491	186
	UNO Minda Ltd. (Auto Components)	10,576	136
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	59,228	182
			9,798
	Indonesia—5.5%
	Bank Central Asia Tbk. PT (Banks)	992,100	530
	Bank Syariah Indonesia Tbk. PT (Banks)	1,492,900	238
*	Grab Holdings Limited (Road & Rail)	58,661	295
*	Sea Ltd.—ADR (Entertainment)	6,060	969
			2,032
	Malaysia—0.7%
	99 Speed Mart Retail Holdings Bhd. (Consumer Staples Distribution & Retail)	301,500	149
	KPJ Healthcare Bhd. (Health Care Providers & Services)	181,700	115
			264
	Philippines—1.5%
	BDO Unibank, Inc. (Banks)	84,922	230
	International Container Terminal Services, Inc. (Transportation Infrastructure)	44,100	322
			552
	South Korea—10.0%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	747	469
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	1,304	490
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	1,369	209
	Hyundai Rotem Company (Machinery)	1,561	227
	JB Financial Group Co. Ltd. (Banks)	9,622	147
	Meritz Financial Group Inc. (Diversified Financial Services)	1,840	153
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	313	230
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets ex China Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
South Korea—(continued)
Samyangfoods Co., Ltd (Food Products)	165	$171
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,566	1,637
		3,733
Taiwan—24.9%
Accton Technology Corp. (Communications Equipment)	13,000	325
Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	10,000	116
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	1,800	191
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,500	244
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	16,000	226
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	10,000	302
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,500	202
King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	3,000	209
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	22,000	941
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	83,000	3,012
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	13,199	2,989
Universal Microwave Technology, Inc. (Electronic Equipment, Instruments & Components)	8,000	98
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	4,800	416
		9,271
Thailand—0.3%
Advanced Info Service PCL (Wireless Telecommunication Services)	14,000	120
Total Emerging Asia		25,770
Emerging Latin America—15.2%
Argentina—2.3%
Banco BBVA Argentina S.A.—ADR (Banks)	10,235	168
Grupo Financiero Galicia SA—ADR (Banks)	5,488	277
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Argentina—(continued)
*	Pampa Energia SA—ADR (Electric Utilities)	2,750	$191
*	YPF S.A.—ADR (Oil, Gas & Consumable Fuels)	6,774	213
			849
	Brazil—7.3%
	Cury Construtora e Incorporadora SA (Household Durables)	52,500	285
	Embraer S.A. (Aerospace & Defense)	21,400	304
	Itau Unibanco Holding SA.—ADR (Banks)	68,654	466
*	MercadoLibre, Inc. (Broadline Retail)	379	991
*	NU Holdings Ltd.† (Banks)	16,707	229
	Porto Seguro S/A (Insurance)	26,600	270
	WEG SA (Electrical Equipment)	21,100	166
			2,711
	Chile—1.6%
	Banco de Chile (Banks)	1,522,401	230
	Falabella S.A. (Broadline Retail)	57,440	305
	Plaza S.A. (Real Estate Management & Development)	25,217	57
			592
	Mexico—3.7%
*	BBB Foods, Inc. † (Consumer Staples Distribution & Retail)	6,680	186
	Coca-Cola FEMSA, S.A.B. de C.V. (Beverages)	1,759	170
	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	89,300	246
	Gentera SAB de CV (Consumer Finance)	86,800	185
	Grupo Financiero Banorte SAB de CV (Banks)	49,300	452
*	Vista Energy SAB de CV—ADR (Oil, Gas & Consumable Fuels)	3,185	152
			1,391
	Panama—0.3%
	Banco Latinoamericano de Comercio Exterior, S.A. (Diversified Financial Services)	3,003	121
	Total Emerging Latin America		5,664
	Emerging Europe, Mid-East, Africa—15.1%
	Czech Republic—0.6%
	Komercni banka, a.s. (Banks)	4,421	214
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets ex China Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Greece—1.5%
	Eurobank Ergasias Services & Holdings SA (Banks)	123,318	$423
	Piraeus Financial Holdings SA (Banks)	17,900	124
			547
	Hungary—1.1%
	OTP Bank Nyrt. (Banks)	5,144	411
	Poland—1.5%
	Benefit Systems SA (Professional Services)	197	173
	PKO Bank Polski S.A. (Banks)	10,033	210
*	Zabka Group (Consumer Staples Distribution & Retail)	29,010	174
			557
	Saudi Arabia—2.0%
	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	1,947	141
	Elm Co. (IT Services)	652	174
	National Co. for Learning & Education (Diversified Consumer Services)	3,667	157
	Retal Urban Development Co. (Real Estate Management & Development)	32,467	136
	Riyadh Cables Group Co. (Electrical Equipment)	4,153	157
			765
	South Africa—4.3%
	Capitec Bank Holdings Ltd. (Banks)	2,494	500
	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	12,419	260
	Mr. Price Group Ltd. (Specialty Retail)	9,394	118
	Naspers Limited (Broadline Retail)	700	218
	OUTsurance Group Ltd. (Insurance)	74,532	330
	We Buy Cars Holdings Ltd (Specialty Retail)	47,576	161
			1,587
	Turkey—1.0%
	ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	58,217	220
	BIM Birlesik Magazalar AS (Consumer Staples Distribution & Retail)	13,509	168
			388
	United Arab Emirates—3.1%
	Aldar Properties PJSC (Real Estate Management & Development)	75,315	183
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
United Arab Emirates—(continued)
Emaar Properties PJSC (Real Estate Management & Development)	144,281	$534
Parkin Company P.J.S.C. (Commercial Services & Supplies)	76,217	135
Salik Co. PJSC (Transportation Infrastructure)	190,067	313
		1,165
Total Emerging Europe, Mid-East, Africa		5,634
Europe Ex-U.K.—0.4%
Luxembourg—0.4%
Millicom International Cellular S.A. (Wireless Telecommunication Services)	3,430	128
Total Common Stocks—99.9% (cost $29,361)		37,196
Total Investments—99.9% (cost $29,361)		37,196
Cash and other assets, less liabilities—0.1%		37
Net Assets—100.0%		$37,233

ADR	American Depositary Receipt

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets ex China Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$37,076	$120	$—	$37,196
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—68.7%
	China—7.9%
	Anhui Expressway Company Limited (Transportation Infrastructure)	781,000	$1,254
	Beijing Yanjing Brewery Co., Ltd. (Beverages)	1,133,900	2,048
*	Bloks Group Limited (Leisure Products)	81,600	1,468
	Chow Tai Fook Jewellery Group Limited (Specialty Retail)	1,066,200	1,823
*	DPC Dash Ltd (Hotels, Restaurants & Leisure)	108,200	1,416
	Eastroc Beverage Group Co. Ltd. (Beverages)	124,303	5,453
	Gambol Pet Group Co., Ltd. (Food Products)	130,500	1,994
*	Guming Holdings Ltd (Hotels, Restaurants & Leisure)	465,200	1,514
	Jiangsu Expressway Company Limited (Transportation Infrastructure)	1,758,000	2,481
	Mao Geping Cosmetics CO.,LTD. (Personal Care Products)	98,000	1,352
	Meitu, Inc. (Interactive Media & Services)	1,802,000	2,073
*	NetEase Cloud Music Inc. (Entertainment)	56,100	1,722
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	449,300	1,956
	Uni-President China Holdings Ltd. (Food Products)	907,000	1,098
	Yantai China Pet Foods Co., Ltd. (Food Products)	202,000	1,746
			29,398
	India—28.3%
	360 ONE WAM Ltd. (Capital Markets)	196,247	2,723
*	Affle 3I Limited (Media)	61,914	1,438
*	Amber Enterprises India Ltd. (Household Durables)	31,898	2,521
	Astra Microwave Products Ltd. (Communications Equipment)	84,312	1,022
	Bharti Hexacom Ltd. (Wireless Telecommunication Services)	142,484	3,237
*	Cartrade Tech Limited (Specialty Retail)	79,553	1,598
	Central Depository Services India Ltd. (Capital Markets)	101,194	2,119
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	291,652	2,316
*	Chalet Hotels Ltd. (Hotels, Restaurants & Leisure)	220,653	2,369
	Cholamandalam Financial Holdings Limited (Consumer Finance)	213,058	5,391
	Computer Age Management Services Ltd. (Professional Services)	33,388	1,673
	Coromandel International Limited (Chemicals)	42,716	1,243
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Data Patterns India Ltd. (Aerospace & Defense)	55,060	$1,869
	Eris Lifesciences Limited (Pharmaceuticals)	76,457	1,497
*	Ethos Ltd. (Specialty Retail)	19,970	616
	Fortis Healthcare Limited (Health Care Providers & Services)	219,470	2,027
	GE T&D India Ltd. (Electrical Equipment)	203,176	5,575
*	Godrej Properties Ltd. (Real Estate Management & Development)	158,124	4,313
	Gravita India Ltd. (Metals & Mining)	69,858	1,525
	Hitachi Energy India Ltd (Electrical Equipment)	8,531	1,987
	Home First Finance Co. India Ltd. (Diversified Financial Services)	103,902	1,667
*	ITC Hotels Limited (Hotels, Restaurants & Leisure)	495,370	1,283
	J.K. Cement Limited (Construction Materials)	30,502	2,182
	Karur Vysya Bank Ltd. (Banks)	1,423,550	4,448
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	27,886	1,983
	KFin Technologies Ltd. (Capital Markets)	377,995	5,941
*	Krishna Institute of Medical Sciences Limited (Health Care Providers & Services)	101,533	797
	Macrotech Developers Ltd. (Real Estate Management & Development)	259,374	4,189
	Mazagon Dock Shipbuilders Limited (Aerospace & Defense)	40,375	1,529
	Multi Commodity Exchange of India Limited (Capital Markets)	15,949	1,664
	Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	83,138	2,101
	Nippon Life India Asset Management Limited (Capital Markets)	206,722	1,926
	Nuvama Wealth Management Ltd. (Capital Markets)	71,452	6,825
	Oberoi Realty Ltd. (Real Estate Management & Development)	117,893	2,634
	PG Electroplast Ltd. (Electronic Equipment, Instruments & Components)	207,908	1,828
	Radico Khaitan Ltd. (Beverages)	57,922	1,772
	Shaily Engineering Plastics Limited (Machinery)	73,062	1,418
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Shakti Pumps India Ltd. (Machinery)	114,862	$1,265
	Skipper Ltd. (Construction & Engineering)	452,018	2,679
	Solar Industries India Ltd. (Chemicals)	10,473	2,149
	Transformers & Rectifiers India Ltd. (Electrical Equipment)	723,506	4,130
	Venus Pipes & Tubes Ltd. (Metals & Mining)	55,262	880
*	Vishal Mega Mart Limited (Broadline Retail)	1,200,919	1,873
	Zen Technologies Limited (Electronic Equipment, Instruments & Components)	14,864	344
			104,566
	Philippines—0.3%
	DigiPlus Interactive Corp (Hotels, Restaurants & Leisure)	1,167,600	1,078
	South Korea—17.8%
*	APR Co.,Ltd. (Personal Care Products)	12,999	1,485
	BNK Financial Group, Inc. (Banks)	316,880	2,923
	Classys, Inc. (Health Care Equipment & Supplies)	61,265	2,846
	Cosmax, Inc. (Personal Care Products)	18,336	3,797
	Coway Co., Ltd. (Household Durables)	50,098	3,593
	Doosan Co., Ltd. (Industrial Conglomerates)	6,035	2,934
*	Hanwha Engine (Machinery)	76,055	1,603
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	9,267	3,481
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	14,015	2,134
*	HD-Hyundai Marine Engine Co., Ltd. (Machinery)	44,579	1,662
*	Hugel, Inc. (Biotechnology)	3,260	937
	HYBE Co., Ltd. (Entertainment)	8,721	1,997
	Hyosung Heavy Industries Corporation (Electrical Equipment)	10,666	7,042
	Hyundai Rotem Company (Machinery)	14,115	2,055
	JB Financial Group Co. Ltd. (Banks)	394,731	6,011
	Kolmar Korea Co., Ltd. (Personal Care Products)	19,198	1,420
	Korean Reinsurance Company (Insurance)	317,540	2,409
	Meritz Financial Group Inc. (Diversified Financial Services)	60,205	5,019
	MNC Solution Co., Ltd (Machinery)	10,881	1,213
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
South Korea—(continued)
NICE Information Service Co., Ltd. (Professional Services)	66,554	$806
PharmaResearch Co., Ltd. (Biotechnology)	4,059	1,484
Samsung Securities Co.,Ltd. (Capital Markets)	49,711	2,711
Samyangfoods Co., Ltd (Food Products)	6,059	6,263
		65,825
Taiwan—14.4%
Acter Group Corporation Limited (Construction & Engineering)	210,000	2,858
ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	30,000	1,962
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	53,000	8,609
Bizlink Holding Inc. (Electrical Equipment)	106,000	3,077
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	373,000	5,650
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	132,000	3,985
Fortune Electric Co. Ltd. (Electrical Equipment)	67,000	1,291
Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	329,000	3,322
Grand Process Technology Corporation (Semiconductors & Semiconductor Equipment)	50,000	2,798
Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	97,000	5,014
King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	31,000	2,160
Kinik Co. (Machinery)	189,000	2,074
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	27,000	1,248
Taichung Commercial Bank Company Limited (Banks)	2,941,000	2,210
Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	151,000	1,279
WinWay Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	126,000	5,586
		53,123
Total Emerging Asia		253,990
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—16.7%
	Argentina—0.2%
*	Loma Negra Cia Industrial Argentina S.A. (Construction Materials)	67,365	$739
	Brazil—8.9%
	C&A Modas S.A. (Specialty Retail)	633,133	2,291
	Cury Construtora e Incorporadora SA (Household Durables)	974,000	5,292
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	352,500	1,696
	Direcional Engenharia SA (Household Durables)	798,500	5,999
	Inter & Co, Inc. (Banks)	627,076	4,659
	Lojas Renner S.A. (Specialty Retail)	514,400	1,863
	Porto Seguro S/A (Insurance)	405,000	4,115
	Smartfit Escola de Ginastica e Danca SA (Hotels, Restaurants & Leisure)	905,100	4,138
	TOTVS SA (Software)	296,000	2,300
	Vivara Participacoes SA (Textiles, Apparel & Luxury Goods)	140,900	701
			33,054
	Chile—1.7%
	Banco de Credito e Inversiones S.A (Banks)	31,030	1,310
	Banco Santander Chile (Banks)	63,816	1,610
	Cencosud S.A. (Consumer Staples Distribution & Retail)	187,143	637
	Falabella S.A. (Broadline Retail)	344,895	1,833
	Parque Arauco S.A. (Real Estate Management & Development)	439,676	927
			6,317
	Mexico—4.6%
	Gentera SAB de CV (Consumer Finance)	2,968,300	6,334
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	500,600	6,584
*	Industrias Penoles, S.A.B. de C.V. (Metals & Mining)	82,890	2,318
	Prologis Property Mexico SA de CV REIT (Industrial REITs)	448,600	1,691
			16,927
	Panama—0.6%
	Banco Latinoamericano de Comercio Exterior, S.A. (Diversified Financial Services)	50,919	2,052
	Peru—0.7%
	Intercorp Financial Services Inc (Banks)	70,552	2,690
	Total Emerging Latin America		61,779
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—13.8%
	Czech Republic—1.2%
	Komercni banka, a.s. (Banks)	11,272	$545
	MONETA Money Bank, a. s. (Banks)	579,899	4,000
			4,545
	Georgia—0.6%
	Bank of Georgia Group PLC (Banks)	22,118	2,150
	Greece—2.1%
	Optima bank SA (Banks)	109,340	2,576
	Piraeus Financial Holdings SA (Banks)	735,944	5,099
			7,675
	Hungary—0.6%
	Magyar Telekom Telecommunications PLC (Diversified Telecommunication Services)	394,800	2,071
	Lithuania—1.2%
	Baltic Classifieds Group PLC (Interactive Media & Services)	902,710	4,622
	Poland—1.4%
	Benefit Systems SA (Professional Services)	2,350	2,067
*	Enea Spolka Akcyjna (Electric Utilities)	116,060	630
*	TAURON Polska Energia S.A. (Electric Utilities)	580,941	1,356
	XTB SA (Capital Markets)	49,611	1,121
			5,174
	Saudi Arabia—0.7%
	Riyadh Cables Group Co. (Electrical Equipment)	73,125	2,757
	South Africa—2.1%
	OUTsurance Group Ltd. (Insurance)	1,196,270	5,293
	We Buy Cars Holdings Ltd (Specialty Retail)	704,135	2,382
			7,675
	Turkey—1.6%
	ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	1,286,788	4,873
	Logo Yazilim Sanayi ve Ticaret A.S. (Software)	217,999	871
			5,744
	United Arab Emirates—2.3%
	Air Arabia PJSC (Airlines)	2,073,279	1,936
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
United Arab Emirates—(continued)
Parkin Company P.J.S.C. (Commercial Services & Supplies)	2,498,539	$4,422
Salik Co. PJSC (Transportation Infrastructure)	1,229,212	2,025
		8,383
Total Emerging Europe, Mid-East, Africa		50,796
Total Common Stocks—99.2% (cost $299,559)		366,565
Preferred Stocks
Emerging Latin America—0.1%
Chile—0.1%
Embotelladora Andina S.A. (Beverages)	129,014	526
Total Preferred Stocks—0.1% (cost $409)		526
Total Investments—99.3% (cost $299,968)		367,091
Cash and other assets, less liabilities—0.7%		2,485
Net Assets—100.0%		$369,576

PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$366,565	$—	$—	$366,565
Preferred Stocks	526	—	—	526
Total Investments in Securities	$367,091	$—	$—	$367,091
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

China Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—98.0%
	China—98.0%
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	5,000	$26
	Agricultural Bank of China Ltd. (Banks)	37,000	27
	Aier Eye Hospital Group Co.,Ltd. (Health Care Providers & Services)	7,100	12
	Alibaba Group Holding Ltd. (Broadline Retail)	10,676	149
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	715	23
	Bank of Chengdu Co. Ltd. (Banks)	8,500	24
	Bank of Ningbo Co. Ltd. (Banks)	6,890	26
*	Bloks Group Limited (Leisure Products)	900	16
	BYD Company Limited (Automobiles)	1,600	74
	China Construction Bank Corporation (Banks)	26,000	26
	China Merchants Bank Co. Ltd. (Banks)	9,000	63
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	1,840	65
	East Money Information Co.,Ltd. (Capital Markets)	9,800	32
	Eastroc Beverage Group Co. Ltd. (Beverages)	1,190	52
	Eoptolink Technology Inc., Ltd. (Electronic Equipment, Instruments & Components)	1,540	27
	Foshan Haitian Flavouring and Food Company Ltd. (Food Products)	3,200	18
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	6,200	44
	Gambol Pet Group Co., Ltd. (Food Products)	1,800	28
	Giant Biogene Holding Co. Ltd. (Personal Care Products)	4,300	32
*	Guming Holdings Ltd (Hotels, Restaurants & Leisure)	5,200	17
	Hansoh Pharmaceutical Group Company Limited (Pharmaceuticals)	4,000	15
	Huaming Power Equipment Co. Ltd. (Machinery)	8,600	20
	Industrial and Commercial Bank of China Limited (Banks)	37,000	29
	Kweichow Moutai Co. Ltd. (Beverages)	180	36
	Laopu Gold Co., Ltd. (Textiles, Apparel & Luxury Goods)	400	51
	Mao Geping Cosmetics CO.,LTD. (Personal Care Products)	1,300	18
	Meitu, Inc. (Interactive Media & Services)	34,000	39
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
*	Meituan (Hotels, Restaurants & Leisure)	3,710	$59
	Midea Group Co. Ltd. (Household Durables)	2,400	24
*	MIXUE Group (Hotels, Restaurants & Leisure)	400	26
	NetEase, Inc. (Entertainment)	2,500	67
	Ping An Insurance Group Co. of China Ltd. (Insurance)	5,800	37
	Pop Mart International Group Ltd. (Specialty Retail)	2,500	85
	Shanghai BOCHU Electronic Technology Corp. Ltd. (Electronic Equipment, Instruments & Components)	1,061	20
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	4,300	39
	Sieyuan Electric Co. Ltd. (Electrical Equipment)	1,900	19
	Tencent Holdings Ltd. (Interactive Media & Services)	4,000	256
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	800	47
	Will Semiconductor Co. Ltd. Shanghai (Semiconductors & Semiconductor Equipment)	1,900	34
	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	4,400	26
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	17,800	136
	Yutong Bus Co. Ltd. (Machinery)	13,700	48
	Total Emerging Asia		1,912
	Total Common Stocks—98.0% (cost $1,496)		1,912
	Total Investments—98.0% (cost $1,496)		1,912
	Cash and other assets, less liabilities—2.0%		39
	Net Assets—100.0%		$1,951

ADR	American Depositary Receipt

*	Non-income producing security.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

China Growth Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,912	$—	$—	$1,912
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—67.0%
Angola—0.8%
Angola Government International Bond, 9.125%, due 11/26/49		$600	$465
Argentina—3.2%
Argentina Government Bond, 29.500%, due 5/30/30	ARS	160,000	139
Argentina Government International Bond,
0.000%, due 12/15/35	EUR	500	50
0.000%, due 12/15/35		$3,480	103
0.750%, due 7/9/30(a)		348	276
1.000%, due 7/9/29		131	109
4.125%, due 7/9/46(a)		1,529	999
4.250%, due 1/9/38(a)	EUR	160	132
4.250%, due 1/9/38(a)		$150	107
			1,915
Bahrain—0.9%
Bahrain Government International Bond,
5.250%, due 1/25/33		400	364
7.000%, due 1/26/26		200	201
			565
Barbados—0.6%
Barbados Government International Bond, 8.000%, due 6/26/35(b)		340	342
Benin—0.4%
Benin Government International Bond, 6.875%, due 1/19/52	EUR	250	245
Bermuda—0.3%
Bermuda Government International Bond, 3.375%, due 8/20/50		$260	171
Brazil—2.5%
Brazil Government International Bond, 4.750%, due 1/14/50		1,320	927
Brazil Letras do Tesouro Nacional, 0.000%, due 1/1/30	BRL	3,400	359
Brazil Notas do Tesouro Nacional Serie F,
10.000%, due 1/1/31		800	129
10.000%, due 1/1/33		610	96
			1,511
Cameroon—0.2%
Cameroon Government International Bond, 5.950%, due 7/7/32	EUR	100	92
Chile—0.7%
Chile Government International Bond,
2.550%, due 7/27/33		$200	169
3.250%, due 9/21/71		400	243
			412
Colombia—2.4%
Colombia Government International Bond,
4.125%, due 2/22/42		530	336
4.125%, due 5/15/51		500	285
5.000%, due 6/15/45		430	290
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Colombia—(continued)
Colombia TES,
6.250%, due 7/9/36	COP	700,000	$111
9.250%, due 5/28/42		2,137,500	401
			1,423
Dominican Republic—2.3%
Dominican Republic International Bond,
4.875%, due 9/23/32		$810	747
7.150%, due 2/24/55		160	160
10.500%, due 3/15/37(b)	DOP	16,500	282
10.750%, due 6/1/36(b)		10,000	173
			1,362
Ecuador—1.9%
Ecuador Government International Bond,
0.000%, due 7/31/30		$870	632
5.000%, due 7/31/40(a)		820	515
			1,147
Egypt—3.3%
Egypt Government International Bond,
5.625%, due 4/16/30	EUR	150	163
5.800%, due 9/30/27		$600	588
7.300%, due 9/30/33(b)		250	221
7.500%, due 2/16/61		800	581
8.150%, due 11/20/59		200	154
Egypt Treasury Bill, 0.000%, due 3/17/26	EGP	16,500	281
			1,988
El Salvador—1.5%
El Salvador Government International Bond,
0.250%, due 4/17/30(b)		$200	4
7.125%, due 1/20/50		435	364
9.650%, due 11/21/54		530	548
			916
Gabon—0.6%
Gabon Government International Bond, 7.000%, due 11/24/31		450	357
Ghana—1.2%
Ghana Government International Bond,
0.000%, due 7/3/26(b)		300	290
5.000%, due 7/3/29(a),(b)		260	243
5.000%, due 7/3/35(a),(b)		150	116
6.000%, due 7/3/35(a)		70	54
			703
Guatemala—1.1%
Guatemala Government International Bond,
3.700%, due 10/7/33		600	508
4.650%, due 10/7/41		200	159
			667
Hungary—1.5%
Hungary Government International Bond,
1.500%, due 11/17/50	EUR	100	61
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets Debt Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Hungary—(continued)
3.125%, due 9/21/51		$700	$413
6.125%, due 5/22/28		400	412
			886
Indonesia—1.5%
Indonesia Government International Bond,
3.850%, due 10/15/30		200	195
4.750%, due 9/10/34		450	442
Perusahaan Penerbit SBSN Indonesia III, 4.700%, due 6/6/32		280	280
			917
Ivory Coast—0.4%
Ivory Coast Government International Bond,
6.625%, due 3/22/48	EUR	100	92
6.875%, due 10/17/40		150	150
			242
Jamaica—0.8%
Jamaica Government International Bond,
8.000%, due 3/15/39		$150	176
9.625%, due 11/3/30	JMD	45,000	291
			467
Kazakhstan—0.5%
Kazakhstan Government Bond, 12.000%, due 2/22/31	KZT	175,000	291
Kenya—0.4%
Kenya Government International Bond, 6.300%, due 1/23/34		$300	242
Kyrgyzstan—0.8%
Kyrgyzstan Government Bond, 7.750%, due 6/3/30(b)		500	492
Lebanon—0.9%
Lebanon Government International Bond,
5.800%, due 4/14/20(c)		798	151
6.600%, due 11/27/26(c)		580	109
6.850%, due 3/23/27(c)		200	38
8.200%, due 5/17/33(c)		1,110	210
			508
Mexico—1.7%
Mexico Goverment Bond, 7.750%, due 11/13/42	MXN	6,720	297
United Mexican States Government International Bond, 3.750%, due 4/19/71		$1,290	733
			1,030
Mongolia—0.3%
Mongolia Government International Bond, 3.500%, due 7/7/27		200	187
Morocco—0.2%
Morocco Government International Bond, 4.000%, due 12/15/50		200	136
Nigeria—2.0%
Central Bank of Nigeria Bond, 0.000%, due 2/10/26	NGN	510,000	284
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Nigeria—(continued)
Nigeria Government International Bond,
7.143%, due 2/23/30		$200	$190
7.625%, due 11/28/47		200	160
8.250%, due 9/28/51		350	290
10.375%, due 12/9/34(b)		250	263
			1,187
Oman—3.1%
Oman Government International Bond,
4.750%, due 6/15/26		330	329
5.625%, due 1/17/28		450	460
6.750%, due 1/17/48		1,000	1,031
			1,820
Pakistan—1.5%
Pakistan Government International Bond,
6.000%, due 4/8/26		200	197
6.875%, due 12/5/27		500	472
8.875%, due 4/8/51		250	205
			874
Panama—1.7%
Panama Government International Bond,
3.870%, due 7/23/60		830	473
4.500%, due 5/15/47		200	138
4.500%, due 4/1/56		200	130
4.500%, due 1/19/63		400	257
			998
Paraguay—2.3%
Paraguay Government International Bond,
2.739%, due 1/29/33		250	213
3.849%, due 6/28/33		500	453
5.400%, due 3/30/50		600	513
8.500%, due 3/4/35(b)	PYG	1,710,000	207
			1,386
Peru—1.1%
Peru Government International Bond,
2.783%, due 1/23/31		$260	233
3.230%, due 7/28/21		400	215
3.600%, due 1/15/72		300	185
			633
Philippines—1.6%
Philippines Government International Bond,
1.648%, due 6/10/31		200	170
3.700%, due 2/2/42		700	561
5.500%, due 2/4/35		200	208
			939
Poland—1.2%
Poland Government International Bond,
5.125%, due 9/18/34		200	200
5.500%, due 4/4/53		350	326
5.500%, due 3/18/54		200	185
			711
Qatar—0.9%
Qatar Government International Bond, 4.400%, due 4/16/50		615	520
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Romania—2.7%
Romania Government International Bond,
2.000%, due 4/14/33	EUR	455	$411
2.875%, due 4/13/42		530	388
5.250%, due 11/25/27		$400	399
5.625%, due 2/22/36(b)	EUR	200	224
5.625%, due 5/30/37(b)		150	166
			1,588
Saudi Arabia—0.7%
Saudi Arabia Government International Bond, 3.450%, due 2/2/61		$650	401
Senegal—0.7%
Senegal Government International Bond, 6.750%, due 3/13/48		700	419
Serbia—0.3%
Serbia Government International Bond, 2.050%, due 9/23/36	EUR	200	178
South Africa—0.5%
South Africa Government International Bond, 5.750%, due 9/30/49		$400	300
Sri Lanka—1.4%
Sri Lanka Government International Bond,
3.100%, due 1/15/30(a),(b)		260	232
3.350%, due 3/15/33(a),(b)		470	379
3.600%, due 5/15/36(a),(b)		100	81
3.600%, due 2/15/38(a),(b)		200	163
			855
Suriname—0.4%
Suriname Government International Bond, 7.950%, due 7/15/33(b)		230	228
Trinidad and Tobago—1.2%
Trinidad and Tobago Government International Bond,
6.400%, due 6/26/34(b)		200	196
6.400%, due 6/26/34		510	501
			697
Tunisia—0.6%
Tunisian Republic, 6.375%, due 7/15/26	EUR	320	372
Turkey—2.6%
Turkey Government Bond, 37.000%, due 2/18/26	TRY	22,000	542
Turkey Government International Bond,
4.875%, due 4/16/43		$200	141
5.250%, due 3/13/30		240	228
7.625%, due 5/15/34		200	205
9.375%, due 3/14/29		400	441
			1,557
Uganda—0.5%
Uganda Government Bond, 15.000%, due 6/18/43	UGX	1,200,000	282
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Ukraine—2.4%
Ukraine Government International Bond,
0.000%, due 8/1/41		$270	$193
1.750%, due 2/1/35(a),(b)		267	136
7.750%, due 2/1/35(a)		60	28
7.750%, due 2/1/36(a)		1,000	496
7.750%, due 2/1/36(a)		1,170	547
			1,400
United Arab Emirates—1.1%
Abu Dhabi Government International Bond, 3.000%, due 9/15/51		1,000	650
Uruguay—1.1%
Oriental Republic of Uruguay, 5.250%, due 9/10/60		120	109
Uruguay Government International Bond, 9.750%, due 7/20/33	UYU	20,500	541
			650
Uzbekistan—0.8%
Uzbekistan Government International Bond,
5.375%, due 5/29/27(b)	EUR	200	242
6.900%, due 2/28/32(b)		$200	205
			447
Venezuela—0.4%
Venezuela Government International Bond, 11.950%, due 8/5/31(c)		1,280	241
Zambia—1.3%
Zambia Government Bond, 21.800%, due 3/17/40	ZMW	5,400	247
Zambia Government International Bond,
0.500%, due 12/31/53		$400	271
5.750%, due 6/30/33(a)		247	227
			745
Total Foreign Government Bonds			39,757
Foreign Corporate Bonds—27.2%
Angola—1.0%
Avenir Issuer III (Ireland) Designated Activity Company, 6.000%, due 3/22/27		239	227
Avenir Issuer IV (Ireland) Designated Activity Company, 6.000%, due 12/30/27		408	382
			609
Brazil—0.8%
Brazil Minas SPE via State of Minas Gerais, 5.333%, due 2/15/28		207	205
Yinson Bergenia Production B.V., 8.498%, due 1/31/45(b)		230	233
			438
Chile—1.5%
Celulosa Arauco y Constitucion S.A., 6.180%, due 5/5/32(b)		200	204
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets Debt Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Chile—(continued)
Corp. Nacional del Cobre de Chile,
3.700%, due 1/30/50		$410	$275
6.440%, due 1/26/36(b)		200	209
Latam Airlines Group S.A., 7.875%, due 4/15/30(b)		200	203
			891
China—0.7%
China Evergrande Group, 9.500%, due 3/29/24(c)		300	4
China Oil & Gas Group Ltd., 4.700%, due 6/30/26		200	196
Prosus N.V., 3.061%, due 7/13/31		250	221
Yuzhou Group Holdings Co. Ltd., 7.850%, due 8/12/26(c)		200	14
			435
Colombia—0.7%
Aris Mining Corp., 8.000%, due 10/31/29(b)		250	254
Banco Davivienda S.A., 6.650%, due 4/22/31(d)		200	177
			431
Costa Rica—0.4%
Liberty Costa Rica Senior Secured Finance, 10.875%, due 1/15/31		200	213
Georgia—0.4%
ENERGO - PRO a.s., 8.000%, due 5/27/30(b)	EUR	200	243
Guatemala—0.3%
Banco Industrial, S. A., 5 year CMT + 4.442%, 4.875%, due 1/29/31(e)		$200	198
Hong Kong—0.4%
Bank of East Asia Ltd., 5 year CMT + 5.527%, 5.825%, due 12/31/99(d),(e)		250	249
Hungary—0.4%
OTP Bank Nyrt., 5 year CMT + 2.861%, 7.300%, due 7/30/35(e)		200	204
India—1.3%
Greenko Wind Projects (Mauritius) Ltd., 7.250%, due 9/27/28		200	202
Network i2i Limited, 5 year CMT + 3.390%, 3.975%, due 12/31/99(d),(e)		200	197
Sael Limited - REG S, 7.800%, due 7/31/31		194	189
Shriram Finance Ltd., 6.625%, due 4/22/27(b)		200	202
			790
Indonesia—1.8%
Bank Negara Indonesia Persero Tbk. PT, 3.750%, due 3/30/26		200	197
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Indonesia—(continued)
Pertamina Persero PT, 2.300%, due 2/9/31		$450	$391
PT Pertamina Hulu Energi, 5.250%, due 5/21/30(b)		250	252
Sorik Marapi Geothermal Power PT, 7.750%, due 8/5/31(b)		197	198
			1,038
Kazakhstan—0.7%
ForteBank JSC, 7.750%, due 2/4/30(b)		200	199
JSC Kaspi.kz, 6.250%, due 3/26/30(b)		200	201
			400
Macao—0.3%
Melco Resorts Finance Ltd., 5.625%, due 7/17/27		200	200
Malaysia—1.1%
Khazanah Capital Ltd.,
4.759%, due 9/5/34		450	445
4.876%, due 6/1/33		200	201
			646
Mexico—3.9%
Banco Mercantil del Norte, 5 year CMT + 4.072%, 8.375%, due 12/31/99(d),(e)		200	203
Petroleos Mexicanos,
6.500%, due 3/13/27		630	626
6.750%, due 9/21/47		820	594
6.875%, due 8/4/26		140	140
7.690%, due 1/23/50		650	510
Saavi Energia S.a r.l., 8.875%, due 2/10/35(b)		200	208
			2,281
Peru—2.0%
Banco de Credito del Peru S.A.,
7.850%, due 1/11/29(b)	PEN	400	119
7.850%, due 1/11/29		250	74
Compania de Minas Buenaventura S.A.A., 6.800%, due 2/4/32(b)		$200	203
Credicorp Capital Sociedad Titulizadora S.A., 9.700%, due 3/5/45	PEN	480	140
InRetail Consumer, 3.250%, due 3/22/28		$200	190
Scotiabank Peru S.A.A., 6.100%, due 10/1/35(b)		250	253
Volcan Cia Minera SAA, 8.750%, due 1/24/30		200	198
			1,177
Saudi Arabia—2.0%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, due 2/26/27		200	200
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount	Value
Foreign Corporate Bonds—(continued)
Saudi Arabia—(continued)
Gaci First Investment Co., 4.875%, due 2/14/35	$400	$391
KSA Sukuk Limited, 5.250%, due 6/4/34	600	611
		1,202
Serbia—0.3%
Telekom Srbija, 7.000%, due 10/28/29	200	200
South Africa—0.4%
Stillwater Mining Co., 4.000%, due 11/16/26	210	204
Supranational—0.3%
Africa Finance Corp, 5 year CMT + 3.015%, 7.500%, due 12/31/99(b),(d),(e)	200	194
Trinidad and Tobago—0.7%
Heritage Petroleum Co. Ltd., 9.000%, due 8/12/29	200	206
Port of Spain Waterfront Development, 7.875%, due 2/19/40(b)	200	198
		404
Turkey—1.8%
Limak Yenilenebilir Enerji, 9.625%, due 8/12/30	200	198
Turkiye Ihracat Kredi Bankasi A.S., 5.750%, due 7/6/26	200	200
Turkiye Sinai Kalkinma Bankasi A.S., 7.375%, due 7/2/30(b)	250	249
WE Soda Investments Holding Plc, 9.500%, due 10/6/28	200	209
Yapi ve Kredi Bankasi A.S., 5 year CMT + 7.415%, 7.875%, due 1/22/31(e)	200	200
		1,056
United Arab Emirates—2.5%
Abu Dhabi Developmental Holding Company PJSC, 5.375%, due 5/8/29	200	205
Aldar Properties PJSC, 5 year CMT + 2.042%, 6.623%, due 4/15/55(e)	200	203
Finance Department Government of Sharjah,
4.000%, due 7/28/50	700	444
6.125%, due 3/6/36(b)	200	201
First Abu Dhabi Bank PJSC, 5 year CMT + 4.138%, 4.500%, due 12/31/99(d),(e)	250	247
MAF Global Securities Ltd., 5 year CMT + 3.539%, 6.375%, due 3/20/26(d),(e)	200	200
		1,500
Uruguay—0.3%
Navios South American Logistics Inc., 8.875%, due 7/14/30	200	200
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Uzbekistan—0.3%
UzAuto Motors, 4.850%, due 5/4/26		$200	$196
Venezuela—0.9%
Petroleos de Venezuela SA,
8.500%, due 10/27/20(c)		150	138
9.750%, due 5/17/35(c)		540	78
Petróleos de Venezuela, S.A., 12.750%, due 2/17/49(c)		2,035	306
			522
Total Foreign Corporate Bonds			16,121
Foreign Municipal Bonds—0.4%
Argentina—0.4%
Provincia de Buenos Aires,
5.875%, due 9/1/37(a),(b)		50	31
6.625%, due 9/1/37(a)		292	209
			240
Total Foreign Municipal Bonds			240
Other Assets—0.0%
Mexico—0.0%
Credito Real SAB de CV - Unsecured Credit Claims**	EUR	200	29
U.S. Government—3.5%
U.S. Treasury Bill,
4.040%, due 3/19/26		$250	243
4.109%, due 1/22/26(f)		200	195
4.260%, due 10/30/25(f)		1,078	1,062
4.273%, due 9/4/25(f)		170	169
U.S. Treasury Note, 4.807%, due 8/15/54		480	439
Total U.S. Government			2,108
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets Debt Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount	Value
Repurchase Agreements—1.7%
Fixed Income Clearing Corporation, 1.600% dated 06/30/25, due 07/01/25, repurchase price $996, collateralized by U.S. Treasury Note, 4.125%, due 09/30/2027, valued at $1,016	$996	$996
Total Repurchase Agreements—1.7% (cost $996)		996
Total Purchased Options—0.1% (cost $107)		43
Total Investments—99.9% (cost $57,838)		59,294
Total Written Options—(0.0)% (premiums received $30)		(10)
Cash and other assets, less liabilities—0.1%		61
Net Assets—100.0%		$59,345

CMT	Constant Maturity Treasury
PLC	Public Limited Company

(a)
Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2025.

(b)
Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security is currently in default and/or non-income producing.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Bond. Rate shown is as of June 30, 2025.
(f)	Security, or portion of security, is segregated as collateral to cover initial margin requirements on centrally cleared swaps aggregating a total value of $534 (in thousands).
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.04% of the Fund’s net assets at June 30, 2025.

Forward Foreign Currency Contracts
Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Foreign Currency Purchased
9/17/25	Uzbekistani Sum	Citibank N.A.	2,199,258	$171	$170	$(1)
9/17/25	Ukrainian Hryvnia	Citibank N.A.	7,151	169	168	(1)
9/17/25	Kenyan Shilling	Citibank N.A.	22,286	171	171	—
9/17/25	Indian Rupee	Citibank N.A.	14,843	172	172	—
9/17/25	Euro	Citibank N.A.	4	5	5	—
9/18/25	Angolan Kwanza	Citibank N.A.	158,818	172	168	(4)
Foreign Currency Sold
9/17/25	Euro	Citibank N.A.	2,823	3,255	3,342	(87)
1/16/26	Argentine Peso	Citibank N.A.	299,740	229	214	15
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$(78)
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)

Purchased Options Contracts
Description	Counterparty	Exercise Price/Rate	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Put–iShares J.P. Morgan USD Emerging Markets Bond ETF	Goldman Sachs International	89	9/19/2025	500	$4,450	31	91	(60)
Put–OTC USD versus JPY	Citibank N.A.	140	8/13/2025	2,000,000	2,000	12	16	(4)
								$(64)

Written Options Contracts
Description	Counterparty	Exercise Price/Rate	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Put–iShares J.P. Morgan USD Emerging Markets Bond ETF	Goldman Sachs International	84	9/19/2025	(500)	$(4,200)	(10)	(30)	20

Centrally Cleared Credit Default Swaps
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	June 2027	ICE	$250	$205	$28	$(177)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	December 2029	ICE	204	94	49	(45)
Saudi Arabia Government International Bond	Buy	(1.000)%	Quarterly	December 2026	ICE	400	(6)	(4)	2
Turkey Government International Bond	Buy	(1.000)%	Quarterly	June 2030	ICE	750	61	60	(1)
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2027	ICE	250	(190)	(10)	180
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2032	ICE	100	(63)	(14)	49
									$8

Centrally Cleared Interest Rate Swaps
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD-SOFR Compounded	Pay	4.500%	Annual	March 2027	LCH	$3,073	$18	$49	$31
1-Day USD-SOFR Compounded	Pay	4.250%	Annual	March 2029	LCH	4,953	57	146	89
1-Day USD-SOFR Compounded	Pay	3.750%	Annual	March 2032	LCH	3,110	(6)	38	44
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Emerging Markets Debt Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
Centrally Cleared Interest Rate Swaps (continued)
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD-SOFR Compounded	Pay	3.600%	Annual	September 2035	LCH		$322	(20)	(4)	16
1-Day USD-SOFR Compounded	Pay	4.000%	Annual	March 2044	LCH		2,421	(18)	10	28
28-Day MXN-TIIE	Pay	10.650%	28 Days	October 2025	LCH	MXN	10,000	—	5	5
1-Day USD-SOFR Compounded	Receive	3.500%	Annual	September 2054	LCH		$1,214	70	99	29
6-Month EUR- EURIBOR	Receive	3.000%	Annual	March 2027	LCH	EUR	170	1	(3)	(4)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2031	LCH		300	(7)	(8)	(1)
6-Month EUR- EURIBOR	Receive	3.250%	Annual	September 2033	LCH		400	(33)	(34)	(1)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2034	LCH		535	(17)	(11)	6
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2039	LCH		566	(9)	—	9
6-Month EUR- EURIBOR	Receive	2.500%	Annual	March 2049	LCH		61	2	4	2
										$253
Total net unrealized appreciation (depreciation) on swaps										$261

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
LCH	London Clearing House
TIIE	Interbank Equilibrium Interest Rate
EURIBOR	Euro Interbank Offered Rate

Currency Legend
ARS	Argentina Peso
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
JMD	Jamaican Dollar
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PYG	Paraguay Guarani
TRY	Turkish Lira
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZMW	Zambian Kwacha
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, June 30, 2025 (all dollar amounts in thousands) (unaudited)
As of June 30, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$39,757	$—	$39,757
Foreign Corporate Bonds	—	16,121	—	16,121
U.S. Government	—	2,108	—	2,108
Repurchase Agreements	—	996	—	996
Foreign Municipal Bonds	—	240	—	240
Purchased Options	—	43	—	43
Other Assets	—	—	29	29
Total Investments in Securities	$—	$59,265	$29	$59,294

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$—	$15	$—	$15
Swaps	—	490	—	490
Liabilities
Forward Foreign Currency Contracts	—	(93)	—	(93)
Swaps	—	(229)	—	(229)
Written Options	—	(10)	—	(10)
Total Other Financial Instruments	$—	$173	$—	$173
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Statements of Assets and Liabilities
As of June 30, 2025 (dollar amounts in thousands) (unaudited)

	Growth Fund	Large Cap Growth Fund	Mid Cap Value Fund	Small-Mid Cap Core Fund
Assets
Investments in securities, at cost	$166,538	$2,030,608	$1,417	$116,985
Investments in securities, at value	$237,017	$2,790,790	$1,617	$129,160
Cash	3	—	69	—
Receivable for securities sold	—	9,304	—	118
Receivable for fund shares sold	163	3,180	—	80
Receivable from Adviser	1	164	11	16
Dividends and interest receivable	3	162	4	92
Total assets	237,187	2,803,600	1,701	129,466
Liabilities
Payable for securities purchased	—	5,657	—	368
Payable for fund shares redeemed	7	3,071	—	208
Management fee payable	140	1,333	1	93
Distribution fee payable	6	33	—	—
Other payables and accrued expenses	32	296	16	87
Total liabilities	185	10,390	17	756
Net assets	$237,002	$2,793,210	$1,684	$128,710
Capital
Composition of net assets
Paid in capital	$123,558	$1,892,360	$1,493	$118,910
Total distributable earnings (loss)	113,444	900,850	191	9,800
Net assets	$237,002	$2,793,210	$1,684	$128,710
Class N shares
Net assets	$29,850	$164,082	—	—
Shares outstanding	3,279,628	5,719,169	—	—
Net asset value per share	$9.10	$28.69	—	—
Class I shares
Net assets	$166,513	$1,987,792	$66	$58,684
Shares outstanding	12,762,396	64,042,924	5,744	3,582,757
Net asset value per share	$13.05	$31.04	$11.43	$16.38
Class R6 shares
Net assets	$40,639	$641,336	$1,618	$70,026
Shares outstanding	3,094,371	20,662,522	141,518	4,270,241
Net asset value per share	$13.13	$31.04	$11.43	$16.40
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Statements of Operations
For the Period Ended June 30, 2025 (dollar amounts in thousands) (unaudited)

	Growth Fund	Large Cap Growth Fund	Mid Cap Value Fund	Small-Mid Cap Core Fund
Investment income
Dividends	$508	$6,306	$15	$691
Less foreign tax withheld	(1)	—	—	(7)
Interest	22	90	—	22
Total income	529	6,396	15	706
Expenses
Management fees	844	7,860	6	534
Distribution fees	35	200	—	—
Custodian fees	32	33	29	38
Transfer agent fees	39	121	—	5
Sub-transfer agent fees
Class N	19	107	—	—
Class I	31	1,017	—	55
Professional fees	23	100	15	22
Registration fees	23	43	17	20
Shareholder reporting fees	8	41	4	6
Trustee fees	12	122	—	7
Other expenses	6	42	2	4
Total expenses before expense limitation	1,072	9,686	73	691
Expenses waived or reimbursed by the Adviser
Class N	(8)	(97)	—	—
Class I	—	(908)	(3)	(86)
Class R6	—	(112)	(64)	(57)
Total expenses waived or reimbursed by the Adviser	(8)	(1,117)	(67)	(143)
Net expenses	1,064	8,569	6	548
Net investment income (loss)	(535)	(2,173)	9	158
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities	35,636	71,587	(1)	(5,175)
Total net realized gain (loss)	35,636	71,587	(1)	(5,175)
Change in net unrealized appreciation (depreciation) of:
Investments in securities	(27,691)	76,499	26	1,390
Change in net unrealized appreciation (depreciation)	(27,691)	76,499	26	1,390
Net increase (decrease) in net assets resulting from operations	$7,410	$145,913	$34	$(3,627)
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Statements of Changes in Net Assets
For the Period Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024 (dollar amounts in thousands)

	Growth Fund		Large Cap Growth Fund		Mid Cap Value Fund		Small-Mid Cap Core Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Operations
Net investment income (loss)	$(535)	$(974)	$(2,173)	$(3,065)	$9	$22	$158	$302
Net realized gain (loss) on investments, and other assets and liabilities	35,636	64,672	71,587	319,531	(1)	48	(5,175)	28,376
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(27,691)	(12,938)	76,499	193,373	26	100	1,390	(6,005)
Net increase (decrease) in net assets resulting from operations	7,410	50,760	145,913	509,839	34	170	(3,627)	22,673
Distributions to shareholders
Class N	—	(8,100)	—	(10,648)	—	—	—	—
Class I	—	(34,685)	—	(114,762)	—	(1)	—	(1,373)
Class R6	—	(9,050)	—	(35,091)	—	(21)	—	(1,043)
Total distributions	—	(51,835)	—	(160,501)	—	(22)	—	(2,416)
Capital stock transactions
Proceeds from sales of shares	3,869	12,776	237,090	1,325,216	—	132	24,659	40,728
Shares issued in reinvestment of income dividends and capital gain distributions	—	49,121	—	144,462	—	22	—	2,288
Less cost of shares redeemed	(24,193)	(50,298)	(393,016)	(649,895)	(107)	(3)	(16,973)	(134,802)
Net increase (decrease) in net assets resulting from capital share transactions	(20,324)	11,599	(155,926)	819,783	(107)	151	7,686	(91,786)
Net increase (decrease) in net assets	(12,914)	10,524	(10,013)	1,169,121	(73)	299	4,059	(71,529)
Net Assets
Beginning of period	249,916	239,392	2,803,223	1,634,102	1,757	1,458	124,651	196,180
End of period	$237,002	$249,916	$2,793,210	$2,803,223	$1,684	$1,757	$128,710	$124,651
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Statements of Assets and Liabilities
As of June 30, 2025 (dollar amounts in thousands) (unaudited)

	Small-Mid Cap Growth Fund	Small-Mid Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Assets
Investments in securities, at cost	$1,293,046	$3,169	$837,182	$1,013,143
Investments in securities, at value	$1,449,443	$3,245	$910,317	$1,101,324
Cash	—	—	17	—
Receivable for securities sold	—	—	2,302	—
Receivable for fund shares sold	1,535	—	1,745	487
Receivable from Adviser	132	11	79	17
Dividends and interest receivable	161	4	222	1,468
Total assets	1,451,271	3,260	914,682	1,103,296
Liabilities
Payable for securities purchased	3,890	—	15,291	—
Payable for fund shares redeemed	2,684	—	1,273	6,179
Management fee payable	1,098	2	679	669
Distribution fee payable	15	—	25	—
Other payables and accrued expenses	285	37	107	146
Total liabilities	7,972	39	17,375	6,994
Net assets	$1,443,299	$3,221	$897,307	$1,096,302
Capital
Composition of net assets
Paid in capital	$1,318,576	$3,249	$796,708	$1,106,851
Total distributable earnings (loss)	124,723	(28)	100,599	(10,549)
Net assets	$1,443,299	$3,221	$897,307	$1,096,302
Class N shares
Net assets	$70,770	—	$128,066	$1,947
Shares outstanding	2,990,794	—	4,672,090	69,949
Net asset value per share	$23.66	—	$27.41	$27.84
Class I shares
Net assets	$948,547	$117	$522,733	$560,037
Shares outstanding	36,152,060	11,020	15,610,310	20,128,246
Net asset value per share	$26.24	$10.54	$33.49	$27.82
Class R6 shares
Net assets	$423,982	$3,104	$246,508	$534,318
Shares outstanding	16,082,660	294,574	7,326,367	19,201,726
Net asset value per share	$26.36	$10.54	$33.65	$27.83
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Statements of Operations
For the Period Ended June 30, 2025 (dollar amounts in thousands) (unaudited)

	Small-Mid Cap Growth Fund	Small-Mid Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Investment income
Dividends	$3,894	$30	$2,458	$11,145
Less foreign tax withheld	(106)	—	(64)	(3)
Interest	262	—	222	202
Total income	4,050	30	2,616	11,344
Expenses
Management fees	7,267	13	4,129	4,420
Distribution fees	96	—	155	3
Custodian fees	60	30	40	40
Transfer agent fees	74	—	77	36
Sub-transfer agent fees
Class N	55	—	82	1
Class I	729	—	290	453
Professional fees	83	15	51	68
Registration fees	30	18	28	30
Shareholder reporting fees	29	4	29	18
Trustee fees	88	—	43	62
Other expenses	28	1	15	20
Total expenses before expense limitation	8,539	81	4,939	5,151
Expenses waived or reimbursed by the Adviser
Class N	(55)	—	(91)	—
Class I	(732)	(2)	(326)	(159)
Class R6	(109)	(67)	(79)	—
Total expenses waived or reimbursed by the Adviser	(896)	(69)	(496)	(159)
Net expenses	7,643	12	4,443	4,992
Net investment income (loss)	(3,593)	18	(1,827)	6,352
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities	(23,556)	(127)	14,348	(106,137)
Foreign currency transactions	6	—	3	—
Total net realized gain (loss)	(23,550)	(127)	14,351	(106,137)
Change in net unrealized appreciation (depreciation) of:
Investments in securities	(87,171)	(21)	(64,028)	15,705
Change in net unrealized appreciation (depreciation)	(87,171)	(21)	(64,028)	15,705
Net increase (decrease) in net assets resulting from operations	$(114,314)	$(130)	$(51,504)	$(84,080)
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Statements of Changes in Net Assets
For the Period Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024 (dollar amounts in thousands)

	Small-Mid Cap Growth Fund		Small-Mid Cap Value Fund		Small Cap Growth Fund		Small Cap Value Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Operations
Net investment income (loss)	$(3,593)	$(8,266)	$18	$35	$(1,827)	$(3,917)	$6,352	$13,877
Net realized gain (loss) on investments, and other assets and liabilities	(23,550)	282,080	(127)	52	14,351	125,143	(106,137)	58,844
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(87,171)	(68,324)	(21)	7	(64,028)	26,674	15,705	(32,001)
Net increase (decrease) in net assets resulting from operations	(114,314)	205,490	(130)	94	(51,504)	147,900	(84,080)	40,720
Distributions to shareholders
Class N	—	(11,388)	—	—	—	(15,272)	—	(78)
Class I	—	(139,167)	—	(2)	—	(48,903)	—	(28,020)
Class R6	—	(62,363)	—	(59)	—	(24,529)	—	(23,627)
Total distributions	—	(212,918)	—	(61)	—	(88,704)	—	(51,725)
Capital stock transactions
Proceeds from sales of shares	100,939	363,460	1	3,030	146,258	228,487	67,256	297,778
Shares issued in reinvestment of income dividends and capital gain distributions	—	206,117	—	62	—	86,482	—	43,987
Less cost of shares redeemed	(430,558)	(670,112)	—	(1,356)	(114,818)	(204,705)	(238,610)	(287,070)
Net increase (decrease) in net assets resulting from capital share transactions	(329,619)	(100,535)	1	1,736	31,440	110,264	(171,354)	54,695
Net increase (decrease) in net assets	(443,933)	(107,963)	(129)	1,769	(20,064)	169,460	(255,434)	43,690
Net Assets
Beginning of period	1,887,232	1,995,195	3,350	1,581	917,371	747,911	1,351,736	1,308,046
End of period	$1,443,299	$1,887,232	$3,221	$3,350	$897,307	$917,371	$1,096,302	$1,351,736
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Statements of Assets and Liabilities
As of June 30, 2025 (dollar amounts in thousands) (unaudited)

	Global Leaders Fund	International Leaders Fund	International Growth Fund	Institutional International Growth Fund
Assets
Investments in securities, at cost	$40,606	$854,940	$961,538	$706,584
Investments in securities, at value	$50,198	$1,109,275	$1,350,498	$971,978
Cash	—	103	71	168
Foreign currency, at value (cost —;$681;$84;$60)	—	682	84	61
Receivable for securities sold	110	11,020	20,446	14,415
Receivable for fund shares sold	1	673	537	23
Receivable from Adviser	21	89	122	50
Dividends and interest receivable	139	3,287	6,252	3,730
Total assets	50,469	1,125,129	1,378,010	990,425
Liabilities
Payable for securities purchased	406	1,220	15,570	11,195
Payable for fund shares redeemed	20	730	815	21
Management fee payable	34	778	932	671
Distribution fee payable	1	6	52	—
Foreign capital gains tax liability	—	1,630	3,116	2,216
Other payables and accrued expenses	53	297	448	213
Total liabilities	514	4,661	20,933	14,316
Net assets	$49,955	$1,120,468	$1,357,077	$976,109
Capital
Composition of net assets
Paid in capital	$31,159	$832,849	$876,935	$675,611
Total distributable earnings (loss)	18,796	287,619	480,142	300,498
Net assets	$49,955	$1,120,468	$1,357,077	$976,109
Class N shares
Net assets	$2,489	$28,948	$258,854	—
Shares outstanding	216,909	1,298,647	8,695,736	—
Net asset value per share	$11.47	$22.29	$29.77	—
Class I shares
Net assets	$42,049	$605,368	$987,589	—
Shares outstanding	3,598,016	26,926,096	31,972,076	—
Net asset value per share	$11.69	$22.48	$30.89	—
Class R6 shares
Net assets	$5,417	$486,152	$110,634	—
Shares outstanding	463,280	21,603,883	3,577,469	—
Net asset value per share	$11.69	$22.50	$30.93	—
Institutional shares
Net assets	—	—	—	$976,109
Shares outstanding	—	—	—	62,888,179
Net asset value per share	—	—	—	$15.52
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Statements of Operations
For the Period Ended June 30, 2025 (dollar amounts in thousands) (unaudited)

	Global Leaders Fund	International Leaders Fund	International Growth Fund	Institutional International Growth Fund
Investment income
Dividends	$342	$13,914	$17,091	$11,967
Less foreign tax withheld	(27)	(1,552)	(1,744)	(1,224)
Interest	8	168	143	125
Other income	—	568	170	115
Total income	323	13,098	15,660	10,983
Expenses
Management fees	211	4,880	6,093	4,173
Distribution fees	4	34	310	—
Custodian fees	50	94	135	111
Transfer agent fees	5	44	49	16
Sub-transfer agent fees
Class N	2	15	181	—
Class I	17	321	492	—
Professional fees	31	74	84	70
Registration fees	23	33	28	13
Shareholder reporting fees	6	25	30	6
Trustee fees	3	55	67	44
Other expenses	3	17	21	14
Total expenses before expense limitation	355	5,592	7,490	4,447
Expenses waived or reimbursed by the Adviser
Class N	(9)	(16)	(196)	—
Class I	(108)	(349)	(550)	—
Class R6	(12)	(162)	(35)	—
Institutional	—	—	—	(274)
Total expenses waived or reimbursed by the Adviser	(129)	(527)	(781)	(274)
Net expenses	226	5,065	6,709	4,173
Net investment income (loss)	97	8,033	8,951	6,810
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $—; $427; $754; $397)	6,842	77,449	62,516	34,063
Foreign currency transactions	(1)	(340)	(312)	(201)
Total net realized gain	6,841	77,109	62,204	33,862
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $—; $1,234; $422; $264)	(3,028)	88,857	87,790	75,826
Foreign currency translations	11	220	346	240
Change in net unrealized appreciation (depreciation)	(3,017)	89,077	88,136	76,066
Net increase (decrease) in net assets resulting from operations	$3,921	$174,219	$159,291	$116,738
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Statements of Changes in Net Assets
For the Period Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024 (dollar amounts in thousands)

	Global Leaders Fund		International Leaders Fund		International Growth Fund		Institutional International Growth Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Operations
Net investment income (loss)	$97	$102	$8,033	$6,189	$8,951	$7,770	$6,810	$5,966
Net realized gain (loss) on investments, and other assets and liabilities	6,841	32,026	77,109	70,697	62,204	106,008	33,862	66,033
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(3,017)	(24,292)	89,077	(86,495)	88,136	(78,893)	76,066	(48,704)
Net increase (decrease) in net assets resulting from operations	3,921	7,836	174,219	(9,609)	159,291	34,885	116,738	23,295
Distributions to shareholders
Class N	—	(1,439)	—	(75)	—	(18,465)	—	—
Class I	—	(16,809)	—	(3,154)	—	(70,112)	—	—
Class R6	—	(4,655)	—	(3,581)	—	(8,931)	—	—
Institutional	—	—	—	—	—	—	—	(62,543)
Total distributions	—	(22,903)	—	(6,810)	—	(97,508)	—	(62,543)
Capital stock transactions
Proceeds from sales of shares	2,515	2,729	100,157	317,659	80,654	148,876	47,543	66,691
Shares issued in reinvestment of income dividends and capital gain distributions	—	22,380	—	6,414	—	92,490	—	61,982
Less cost of shares redeemed	(10,658)	(56,320)	(314,574)	(230,924)	(246,000)	(246,715)	(85,216)	(121,855)
Net increase (decrease) in net assets resulting from capital share transactions	(8,143)	(31,211)	(214,417)	93,149	(165,346)	(5,349)	(37,673)	6,818
Net increase (decrease) in net assets	(4,222)	(46,278)	(40,198)	76,730	(6,055)	(67,972)	79,065	(32,430)
Net Assets
Beginning of period	54,177	100,455	1,160,666	1,083,936	1,363,132	1,431,104	897,044	929,474
End of period	$49,955	$54,177	$1,120,468	$1,160,666	$1,357,077	$1,363,132	$976,109	$897,044
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Statements of Assets and Liabilities
As of June 30, 2025 (dollar amounts in thousands) (unaudited)

	International Small Cap Growth Fund	Emerging Markets Leaders Fund	Emerging Markets Growth Fund	Emerging Markets ex China Growth Fund
Assets
Investments in securities, at cost	$133,914	$124,083	$655,913	$29,361
Investments in securities, at value	$182,633	$160,585	$912,545	$37,196
Cash	—	—	—	59
Foreign currency, at value (cost $39;$6;$1,524;$166)	39	6	1,512	166
Receivable for securities sold	—	—	—	184
Receivable for fund shares sold	4	67	559	17
Receivable from Adviser	23	29	98	27
Dividends and interest receivable	498	413	3,084	99
Total assets	183,197	161,100	917,798	37,748
Liabilities
Payable for securities purchased	279	—	181	162
Payable for fund shares redeemed	69	13	19,333	—
Management fee payable	146	125	685	28
Distribution fee payable	—	—	3	—
Foreign capital gains tax liability	483	1,058	6,980	239
Other payables and accrued expenses	93	123	475	86
Total liabilities	1,070	1,319	27,657	515
Net assets	$182,127	$159,781	$890,141	$37,233
Capital
Composition of net assets
Paid in capital	$173,114	$210,541	$710,175	$28,562
Total distributable earnings (loss)	9,013	(50,760)	179,966	8,671
Net assets	$182,127	$159,781	$890,141	$37,233
Class N shares
Net assets	$1,396	$828	$15,691	—
Shares outstanding	97,805	80,591	1,148,787	—
Net asset value per share	$14.27	$10.28	$13.66	—
Class I shares
Net assets	$80,468	$10,294	$260,870	$8,864
Shares outstanding	5,547,175	996,043	18,638,414	617,647
Net asset value per share	$14.51	$10.33	$14.00	$14.35
Class R6 shares
Net assets	$100,263	$148,659	$613,580	$28,369
Shares outstanding	6,865,619	14,396,905	43,286,688	1,972,988
Net asset value per share	$14.60	$10.33	$14.17	$14.38
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Statements of Operations
For the Period Ended June 30, 2025 (dollar amounts in thousands) (unaudited)

	International Small Cap Growth Fund	Emerging Markets Leaders Fund	Emerging Markets Growth Fund	Emerging Markets ex China Growth Fund
Investment income
Dividends	$1,813	$2,139	$10,070	$438
Less foreign tax withheld	(211)	(219)	(990)	(51)
Interest	19	14	49	3
Total income	1,621	1,934	9,129	390
Expenses
Management fees	824	763	4,057	156
Distribution fees	2	1	18	—
Custodian fees	75	89	236	80
Transfer agent fees	11	9	54	1
Sub-transfer agent fees
Class N	1	1	9	—
Class I	32	4	150	4
Professional fees	43	46	106	49
Registration fees	23	24	28	17
Shareholder reporting fees	9	6	17	5
Trustee fees	8	9	41	1
Other expenses	4	4	14	2
Total expenses before expense limitation	1,032	956	4,730	315
Expenses waived or reimbursed by the Adviser
Class N	(2)	(1)	(13)	—
Class I	(73)	(13)	(232)	(41)
Class R6	(71)	(175)	(343)	(117)
Total expenses waived or reimbursed by the Adviser	(146)	(189)	(588)	(158)
Net expenses	886	767	4,142	157
Net investment income (loss)	735	1,167	4,987	233
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $250; $426; $1,588; $58)	12,555	9,159	9,235	1,032
Foreign currency transactions	25	(88)	(360)	(25)
Total net realized gain	12,580	9,071	8,875	1,007
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $(226); $227; $(2,818); $(190))	14,790	8,129	67,150	1,661
Foreign currency translations	41	4	(3)	2
Change in net unrealized appreciation	14,831	8,133	67,147	1,663
Net increase (decrease) in net assets resulting from operations	$28,146	$18,371	$81,009	$2,903
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Statements of Changes in Net Assets
For the Period Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024 (dollar amounts in thousands)

	International Small Cap Growth Fund		Emerging Markets Leaders Fund		Emerging Markets Growth Fund		Emerging Markets ex China Growth Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Operations
Net investment income (loss)	$735	$1,893	$1,167	$1,705	$4,987	$3,348	$233	$124
Net realized gain (loss) on investments, and other assets and liabilities	12,580	10,008	9,071	27,692	8,875	46,477	1,007	869
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	14,831	(9,856)	8,133	(15,373)	67,147	28,651	1,663	1,764
Net increase (decrease) in net assets resulting from operations	28,146	2,045	18,371	14,024	81,009	78,476	2,903	2,757
Distributions to shareholders
Class N	—	(20)	—	(1)	—	—	—	—
Class I	—	(1,322)	—	(27)	—	(243)	—	—
Class R6	—	(1,462)	—	(476)	—	(825)	—	—
Total distributions	—	(2,804)	—	(504)	—	(1,068)	—	—
Capital stock transactions
Proceeds from sales of shares	3,957	16,744	6,576	17,651	113,229	254,801	2,196	14,405
Shares issued in reinvestment of income dividends and capital gain distributions	—	2,557	—	504	—	1,009	—	—
Less cost of shares redeemed	(10,676)	(98,588)	(29,867)	(120,559)	(184,131)	(276,025)	(3,338)	(3,700)
Net increase (decrease) in net assets resulting from capital share transactions	(6,719)	(79,287)	(23,291)	(102,404)	(70,902)	(20,215)	(1,142)	10,705
Net increase (decrease) in net assets	21,427	(80,046)	(4,920)	(88,884)	10,107	57,193	1,761	13,462
Net Assets
Beginning of period	160,700	240,746	164,701	253,585	880,034	822,841	35,472	22,010
End of period	$182,127	$160,700	$159,781	$164,701	$890,141	$880,034	$37,233	$35,472
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Statements of Assets and Liabilities
As of June 30, 2025 (dollar amounts in thousands) (unaudited)

	Emerging Markets Small Cap Growth Fund	China Growth Fund	Emerging Markets Debt Fund
Assets
Investments in securities, at cost	$299,968	$1,496	$57,838
Investments in securities, at value	$367,091	$1,912	$59,294
Cash	—	65	51
Foreign currency, at value (cost $2,324;$1;—)	2,324	1	—
Receivable for securities sold	5,933	—	568
Receivable for fund shares sold	146	—	256
Receivable for variation margin on centrally cleared swaps	—	—	15
Receivable from Adviser	80	13	20
Dividends and interest receivable	2,003	2	1,166
Unrealized appreciation on forward foreign currency contracts	—	—	15
Total assets	377,577	1,993	61,385
Liabilities
Options written, at value (proceeds —;—;$30)	—	—	10
Unrealized depreciation on forward foreign currency contracts	—	—	93
Payable for securities purchased	4,963	—	1,749
Payable for fund shares redeemed	143	—	35
Payable to custodian	127	—	—
Management fee payable	320	1	31
Distribution fee payable	1	—	—
Foreign capital gains tax liability	2,152	—	—
Distributions payable to shareholders	—	—	84
Other payables and accrued expenses	295	41	38
Total liabilities	8,001	42	2,040
Net assets	$369,576	$1,951	$59,345
Capital
Composition of net assets
Paid in capital	$302,110	$4,678	$67,684
Total distributable earnings (loss)	67,466	(2,727)	(8,339)
Net assets	$369,576	$1,951	$59,345
Class N shares
Net assets	$3,683	—	—
Shares outstanding	166,315	—	—
Net asset value per share	$22.15	—	—
Class I shares
Net assets	$135,342	$80	$31,289
Shares outstanding	5,997,034	13,647	3,766,823
Net asset value per share	$22.57	$5.90	$8.31
Class R6 shares
Net assets	$230,551	$1,871	$28,056
Shares outstanding	10,180,563	318,722	3,381,632
Net asset value per share	$22.65	$5.87	$8.30
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Statements of Operations
For the Period Ended June 30, 2025 (dollar amounts in thousands) (unaudited)

	Emerging Markets Small Cap Growth Fund	China Growth Fund	Emerging Markets Debt Fund
Investment income
Dividends	$6,294	$20	$—
Less foreign tax withheld	(491)	(1)	—
Interest	30	—	1,843
Less foreign tax withheld	—	—	(3)
Total income	5,833	19	1,840
Expenses
Management fees	1,916	9	159
Distribution fees	4	—	—
Custodian fees	243	35	61
Transfer agent fees	29	—	2
Sub-transfer agent fees
Class N	2	—	—
Class I	74	—	6
Professional fees	95	18	20
Registration fees	28	17	19
Shareholder reporting fees	17	4	4
Trustee fees	19	—	3
Other expenses	7	2	7
Total expenses before expense limitation	2,434	85	281
Expenses waived or reimbursed by the Adviser
Class N	(6)	—	—
Class I	(208)	(3)	(49)
Class R6	(268)	(73)	(64)
Total expenses waived or reimbursed by the Adviser	(482)	(76)	(113)
Net expenses	1,952	9	168
Net investment income (loss)	3,881	10	1,672
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $110; $—; $—)	(271)	(26)	122
Swaps	—	—	(353)
Forward foreign currency contracts	—	—	(199)
Foreign currency transactions	(864)	—	(19)
Total net realized loss	(1,135)	(26)	(449)
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $(4,267); $—; $—)	7,102	210	1,793
Written options	—	—	20
Swaps	—	—	507
Forward foreign currency transactions	—	—	(138)
Foreign currency translations	6	—	20
Change in net unrealized appreciation	7,108	210	2,202
Net increase (decrease) in net assets resulting from operations	$9,854	$194	$3,425
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Statements of Changes in Net Assets
For the Period Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024 (dollar amounts in thousands)

	Emerging Markets Small Cap Growth Fund		China Growth Fund		Emerging Markets Debt Fund
	2025	2024	2025	2024	2025	2024
Operations
Net investment income (loss)	$3,881	$2,106	$10	$23	$1,672	$4,186
Net realized gain (loss) on investments, and other assets and liabilities	(1,135)	55,831	(26)	(273)	(449)	910
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	7,108	(25,571)	210	429	2,202	(265)
Net increase (decrease) in net assets resulting from operations	9,854	32,366	194	179	3,425	4,831
Distributions to shareholders
Class N	—	—	—	—	—	—
Class I	—	—	—	(1)	(705)	(341)
Class R6	—	—	—	(24)	(975)	(3,500)
Total distributions	—	—	—	(25)	(1,680)	(3,841)
Capital stock transactions
Proceeds from sales of shares	29,152	73,248	30	230	24,534	19,638
Shares issued in reinvestment of income dividends and capital gain distributions	—	—	—	25	1,443	3,839
Less cost of shares redeemed	(67,523)	(97,233)	(1)	(528)	(34,468)	(11,812)
Net increase (decrease) in net assets resulting from capital share transactions	(38,371)	(23,985)	29	(273)	(8,491)	11,665
Net increase (decrease) in net assets	(28,517)	8,381	223	(119)	(6,746)	12,655
Net Assets
Beginning of period	398,093	389,712	1,728	1,847	66,091	53,436
End of period	$369,576	$398,093	$1,951	$1,728	$59,345	$66,091
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
(1)
Organization
(a)
Description of the Trust
William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report, the Trust has the following nineteen funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.
U.S. Equity
Growth Fund
Large Cap Growth Fund
Mid Cap Value Fund
Small-Mid Cap Core Fund
Small-Mid Cap Growth Fund
Small-Mid Cap Value Fund
Small Cap Growth Fund
Small Cap Value Fund
Global Equity
Global Leaders Fund
International Equity
International Leaders Fund
International Growth Fund
Institutional International Growth Fund
International Small Cap Growth Fund
Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets ex China Growth Fund
Emerging Markets Small Cap Growth Fund
China Growth Fund
Emerging Markets Debt
Emerging Markets Debt Fund
William Blair Investment Management, LLC (the “Adviser”) serves as the Trust’s investment adviser. William Blair & Company, L.L.C. (“WBC” or the “Distributor”), an affiliate of the Adviser, serves as the Trust’s principal underwriter and distributor.
(b)
Share Classes
Each Fund is comprised of Class N, Class I and Class R6 shares, except the Mid Cap Value, Small-Mid Cap Core, Small-Mid Cap Value, Emerging Markets ex China Growth, China Growth and Emerging Markets Debt Funds, which are comprised of Class I and Class R6 shares. Institutional International Growth Fund does not offer multiple classes of shares.
Class N shares are available to the general public, either directly through the Trust’s distributor or through a select number of financial intermediaries. Class N shares are sold without any sales load and carry an annual 12b-1 distribution fee at a fixed rate (0.25% for all Funds as discussed in Note 4(b) – Transactions with Affiliates – Underwriting and Distribution Services Agreements) and a sub-transfer agent fee that is not a fixed rate and varies by Fund and class, as discussed below.
Class I shares are available to certain retirement and deferred compensation plans, clients of certain financial intermediaries, and asset-based fee advisory clients of William Blair. The minimum initial investment for a Class I account is $500,000, subject to certain exceptions. Class I shares do not carry any sales load or distribution fees and generally have lower ongoing expenses than Class N shares. Class I shares have a sub-transfer agent fee that is not a fixed rate and varies by Fund and class, as discussed below.
Class R6 shares are available to certain retirement and deferred compensation plans, clients of certain financial intermediaries, asset-based fee advisory clients of William Blair, and additional types of investors, provided that neither the investor nor the financial intermediary requires the Funds to make any type of servicing or administrative payment. The minimum initial investment for a Class R6 account is $1 million, subject to certain exceptions.
Institutional shares are available only to investors of Institutional International Growth Fund and comprise all of the outstanding shares of this Fund. Institutional shares require a minimum initial investment of $5 million, subject to certain exceptions.
Class R6 shares and Institutional shares of the Institutional International Growth Fund do not carry any sales load, distribution fees or sub-transfer agent fees. Class R6 shares of a Fund generally have lower ongoing expenses than the Fund’s Class N and Class I shares.
Sub-transfer agent fees:  For Class N and Class I shares, the Funds may reimburse WBC for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services
June 30, 2025

Semi-Annual

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $15 per sub-account maintained by the intermediary, depending on the method by which the intermediary charges for the services.
(c)
Fund Objectives
The investment objectives of the Funds are as follows:
U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark.
(2)
Significant Accounting Policies
The following is a summary of the Trust’s significant accounting policies in effect during the periods covered by the financial statements, which are in accordance with U.S. generally accepted accounting principles (“US GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Topic 946, Financial Services—Investment Companies.
(a)
Investment income and transactions
Investment income, realized and unrealized gains and losses, and certain Fund level expenses and expense reductions, if any, are allocated based on the relative net assets of each class, except for certain class-specific expenses, which are charged directly to the appropriate class. Differences in class expenses may result in the payment of different per share dividends by class. All share classes of the Funds have equal rights with respect to voting, subject to class specific arrangements.
Dividend income and expenses are recorded on the ex-dividend date, except for those dividends from certain foreign securities that are recorded when the information is available.
Interest income is recorded on an accrual basis, adjusted for amortization of premium or accretion of discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Emerging Markets Debt Fund were the rates in effect on June 30, 2025. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.
Premiums and discounts are amortized and accreted, respectively, on a straight-line basis for short-term investments and on an effective interest method for long-term investments.
The Funds do not isolate the portion of operations resulting from fluctuations in foreign currency exchange rates on investments from the fluctuations arising from changes in the value of securities held. Such currency fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.
For financial reporting purposes, security and shareholder transactions are recorded on trade date in accordance with US GAAP. Realized gains and losses from securities transactions are recognized on a specifically identified cost basis.
Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.
For the period ended June 30, 2025, the International Leaders Fund, International Growth Fund, and Institutional International Growth Fund received tax reclaim payments from certain member countries of the European Union, including interest, of $568, $170, and $115, respectively (in thousands), relating to amounts withheld on dividends received by the Funds during the fiscal years ended December 31, 2018 through 2022. The amounts withheld on dividends were not previously passed through to the Funds’ shareholders in the years the dividends were received by the Funds. The payments received are included within Other Income in the Statement of Operations.
June 30, 2025

William Blair Funds

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
(b)
Share Valuation and Distributions to Shareholders
Shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined separately for each class by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is generally 4:00 p.m. Eastern time, on each day the NYSE is open.
Distributions from net investment income, if any, for all Equity Funds are declared and paid at least annually. Distributions from net investment income for Emerging Markets Debt Fund are declared daily and paid monthly. Capital gain distributions, if any, for all Funds, are declared and paid at least annually in December and/or January. Distributions payable to shareholders are recorded on the ex-dividend date.
(c)
Foreign Currency Translation
The Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Fund’s net asset value, typically 4:00 p.m. Eastern time on days when there is regular trading on the NYSE. Receivables and payables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.
(d)
Income Taxes
Each Fund intends to comply with the provisions of Subchapter M of the Code, in order to qualify as regulated investment companies. Each Fund intends to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. No provision for federal income and excise taxes has been made.
Certain Funds may be subject to foreign income taxes imposed on realized gains on securities of issuers from certain foreign countries. Such taxes, if applicable, are accrued and included within change in net unrealized appreciation (depreciation) and net realized gain (loss) on transactions from investments in securities in the Statement of Operations.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the positions. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated all of the uncertain tax positions of the Funds and has determined that no liability is required to be recorded in the financial statements.
The statute of limitations on the Funds’ U.S. federal and state tax returns for the prior three years remains open and the returns are subject to examination.
June 30, 2025

Semi-Annual

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
Adjustments to the cost of investments for tax purposes may be due to the deferred loss associated with current and prior year wash sales, income recognition from investments in real estate investment trusts, and the Funds’ election to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”). The cost of investments, including derivatives, for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at June 30, 2025, were as follows (in thousands):
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth Fund	$166,538	$75,663	$5,184	$70,479
Large Cap Growth Fund	2,030,607	802,830	42,647	760,183
Mid Cap Value Fund	1,417	280	80	200
Small-Mid Cap Core Fund	116,985	19,196	7,021	12,175
Small-Mid Cap Growth Fund	1,293,046	252,723	96,326	156,397
Small-Mid Cap Value Fund	3,169	325	249	76
Small Cap Growth Fund	837,183	139,776	66,642	73,134
Small Cap Value Fund	1,013,143	176,790	88,609	88,181
Global Leaders Fund	40,606	10,510	918	9,592
International Leaders Fund	854,941	258,588	4,254	254,334
International Growth Fund	961,538	397,773	8,813	388,960
Institutional International Growth Fund	706,584	271,560	6,166	265,394
International Small Cap Growth Fund	133,914	51,583	2,864	48,719
Emerging Markets Leaders Fund	124,083	37,994	1,492	36,502
Emerging Markets Growth Fund	655,913	266,622	9,990	256,632
Emerging Markets ex China Growth Fund	29,361	8,143	308	7,835
Emerging Markets Small Cap Growth Fund	299,968	69,010	1,887	67,123
China Growth Fund	1,496	453	37	416
Emerging Markets Debt Fund	57,731	2,547	1,028	1,519
As of December 31, 2024 (the Funds' most recent fiscal year end), the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. The following table details the Funds’ available capital loss carryforwards as of December 31, 2024, and the capital loss carryforwards utilized by the Funds in 2024 (in thousands):
	Available Capital Loss Carryforwards			Capital Loss Carryforwards Utilized in 2024
Fund	Short Term	Long Term	Total
Large Cap Growth Fund	$—	$—	$—	$52,303
Mid Cap Value Fund	10	—	10	48
Small-Mid Cap Core Fund	—	—	—	11,735
Small-Mid Cap Value Fund	—	—	—	18
International Leaders Fund	40,183	—	40,183	68,371
International Small Cap Growth Fund	30,248	19,309	49,557	12,325
Emerging Markets Leaders Fund	46,881	45,409	92,290	19,004
Emerging Markets Growth Fund	76,135	—	76,135	46,582
Emerging Markets ex China Growth Fund	23	—	23	1,049
Emerging Markets Small Cap Growth Fund	—	—	—	61,388
China Growth Fund	2,074	960	3,034	—
Emerging Markets Debt Fund	4,980	4,460	9,440	1,206
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any short term or long term capital losses incurred between November 1 and the end of their fiscal year, December 31. Qualified late year ordinary losses are comprised of losses related to swaps, foreign currency and PFICs incurred between November 1 and the end of their fiscal year, December 31.
June 30, 2025

William Blair Funds

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
As of December 31, 2024 (the Funds' most recent fiscal year end), the following Funds deferred, on a tax basis, qualified late year losses of (in thousands):
	Qualified Late Year Losses
Fund	Ordinary Income	Net Capital
Small-Mid Cap Value Fund	$—	$15
Global Leaders Fund	—	248
International Small Cap Growth Fund	490	—
Emerging Markets Growth Fund	1,312	—
Emerging Markets ex China Growth Fund	55	—
Emerging Markets Small Cap Growth Fund	1,230	—
(e)
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. The Adviser monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.
(f)
Trustees & Officers
The Trustees and Officers affiliated with the Adviser receive no compensation from the Trust. Trustees who are not affiliated with the Adviser receive compensation from the Trust in the form of an annual retainer plus fees for attendance at Board and Committee meetings. The Lead Independent Trustee and the Chairs of the Audit Committee, Compliance Committee and Nominating and Governance Committee each receive an additional retainer for serving in such positions. Additionally, each independent trustee is entitled to reimbursement of expenses related to his or her duties as a Trustee of the Trust. For the period ended June 30, 2025, Trustee Fees were $584 (in thousands) in aggregate for the Trust.
(g)
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimates.
(h)
Indemnification
In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim has been made for indemnification pursuant to any such agreement of the Funds.
(3)
Valuation
(a)
Investment Valuation
The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter ("OTC") markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.
June 30, 2025

Semi-Annual

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of June 30, 2025, fair valuation estimates for foreign equity securities were not obtained.
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.
Repurchase agreements are valued at cost, which approximates fair value.
Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.
Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.
Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the OTC market shall be valued by an independent pricing service.
Securities, and other assets, for which a market quotation is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.
(b)
Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•  Level 1—Quoted prices (unadjusted) in active markets for an identical security.
•  Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.
•  Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.
June 30, 2025

William Blair Funds

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
The value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown at the end of each Fund's Portfolio of Investments.
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Exchange-Traded Securities
Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the OTC market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.
Fixed Income Securities
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.
Repurchase Agreements
Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Derivative Instruments
Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products held by a Fund are valued using such models and are categorized as Level 2 of the fair value hierarchy.
Level 3 Securities
The fair value estimates for the Level 3 securities in the Small-Mid Cap Growth Fund, Small Cap Growth Fund, and Emerging Markets Debt Fund were determined in good faith by the Adviser pursuant to the Trust's Valuation Procedures. There were various factors considered in reaching the fair value determination, including, but not limited to, the following:  the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.00%, 0.00%, and 0.04% as a percentage of net assets in the Small-Mid Cap Growth Fund, Small Cap Growth Fund, and Emerging Markets Debt Fund, respectively.
June 30, 2025

Semi-Annual

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
(4)
Transactions with Affiliates
(a)
Management and Expense Limitation Agreements
Each Fund has a management agreement with the Adviser for investment management, clerical, bookkeeping and administrative services. Each Fund pays the Adviser an annual management fee, which is accrued daily and paid monthly, based on a specified percentage of the Fund’s average daily net assets. Each Fund’s annual management fee rate is as follows:

U.S. Equity Funds
Growth Fund	0.75%
Large Cap Growth Fund	0.60%
Mid Cap Value Fund	0.70%
Small-Mid Cap Core Fund	0.90%
Small-Mid Cap Growth Fund	0.94%
Small-Mid Cap Value Fund	0.80%
Small Cap Growth Fund	0.94%
Small Cap Value Fund	0.75%

Emerging Markets Debt Fund
Emerging Markets Debt Fund	0.65%

Global Equity Fund
Global Leaders Fund	0.85%

International Equity Funds
International Leaders Fund	0.85%
International Growth Fund[1]:
First $10 billion	0.85%
Next $5 billion	0.825%
In excess of $15 billion	0.80%
Institutional International Growth Fund[2]:
First $10 billion	0.85%
Next $5 billion	0.825%
In excess of $15 billion	0.80%
International Small Cap Growth Fund	1.00%
Emerging Markets Leaders Fund	0.94%
Emerging Markets Growth Fund	0.94%
Emerging Markets ex China Growth Fund	0.94%
Emerging Markets Small Cap Growth Fund	1.10%
China Growth Fund	0.94%

[1]
Effective May 1, 2025. Prior to May 1, 2025, the International Growth Fund paid the Adviser a contractual management fee equal to 0.94% of the first
$3 billion of the Fund’s average daily net assets; 0.90% of the next $2 billion of the Fund’s average daily net assets; 0.85% of the next $5 billion of the Fund’s average daily net assets; 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.

[2]
Effective May 1, 2025. Prior to May 1, 2025, the Institutional International Growth Fund paid the Adviser a contractual management fee equal to
0.94% of the first $1.875 billion of the Fund’s average daily net assets; 0.90% of the next $625 million of the Fund’s average daily net assets; 0.875%
of the next $2.5 billion of average daily net assets; 0.85% of the next $5 billion of average daily net assets; 0.825% of the next $5 billion of average daily net assets; plus 0.80% of average daily net assets over $15 billion.

June 30, 2025

William Blair Funds

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
The Funds have also entered into an Amended and Restated Expense Limitation Agreement with the Adviser. Under the terms of the agreement, the Adviser will waive its management fee and/or reimburse a Fund for certain operating expenses, subject to certain excluded expenses, in excess of the agreed upon rate through April 30, 2026. Excluded expenses include interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business. The amount the Adviser owes a Fund as of the reporting date is recorded as Receivable from Adviser in the Statements of Assets and Liabilities. The Adviser reimburses the Funds on a monthly basis. The Adviser will waive fees and/or reimburse expenses to the extent that the total operating expenses for the stated class of the Funds, subject to certain excluded expenses, exceed the following rates (as a percentage of average daily net assets):
	Class N		Class I		Institutional/Class R6
Fund	Effective May 1, 2025 through April 30, 2026	Effective May 1, 2024 through April 30, 2025	Effective May 1, 2025 through April 30, 2026	Effective May 1, 2024 through April 30, 2025	Effective May 1, 2025 through April 30, 2026	Effective May 1, 2024 through April 30, 2025
Growth Fund	1.20%	1.20%	0.95%	0.95%	0.90%	0.90%
Large Cap Growth Fund	0.90%	0.90%	0.65%	0.65%	0.60%	0.60%
Mid Cap Value Fund	N/A	N/A	0.75%	0.75%	0.70%	0.70%
Small-Mid Cap Core Fund	N/A	N/A	0.95%	0.95%	0.90%	0.90%
Small-Mid Cap Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Small-Mid Cap Value Fund	N/A	N/A	0.85%	0.85%	0.80%	0.80%
Small Cap Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Small Cap Value Fund	1.15%	1.15%	0.89%	0.89%	0.85%	0.85%
Global Leaders Fund	1.15%	1.15%	0.90%	0.90%	0.85%	0.85%
International Leaders Fund	1.15%	1.15%	0.90%	0.90%	0.85%	0.85%
International Growth Fund	1.15%	1.24%	0.90%	0.99%	0.85%	0.94%
Institutional International Growth Fund	N/A	N/A	N/A	N/A	0.85%	0.94%
International Small Cap Growth Fund	1.35%	1.35%	1.10%	1.10%	1.05%	1.05%
Emerging Markets Leaders Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Emerging Markets Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Emerging Markets ex China Growth Fund	N/A	N/A	0.99%	0.99%	0.94%	0.94%
Emerging Markets Small Cap Growth Fund	1.40%	1.40%	1.15%	1.15%	1.10%	1.10%
China Growth Fund	N/A	N/A	0.99%	0.99%	0.94%	0.94%
Emerging Markets Debt Fund	N/A	N/A	0.70%	0.70%	0.65%	0.65%
The fee waivers and/or expense reimbursements received by each class are reported in the Statements of Operations.
The Adviser is entitled to recoupment of previously waived fees and reimbursed expenses for a period of three years subsequent to a Fund's commencement of operations to the extent that such recoupment does not cause the Fund’s annual operating expenses (after the recoupment is taken into account) to exceed both (1) the expense limit in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. The total amounts available for recoupment as of June 30, 2025 were as follows (in thousands):
Fund	Available for Recoupment	Expiration of Recoupment
Small-Mid Cap Value Fund	$269	August 17, 2026
Emerging Markets ex China Growth Fund	800	July 29, 2025
June 30, 2025

Semi-Annual

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
(b)
Underwriting and Distribution Services Agreements
Pursuant to separate Underwriting and Distribution Agreements, WBC is the principal underwriter and distributor for the continuous offering of shares of the Trust and acts as agent of the Trust in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Trust’s shares. The Distributor is not compensated under the Underwriting Agreement.
Each Fund, except the Mid Cap Value, Small-Mid Cap Core, Small-Mid Cap Value, Emerging Markets ex China Growth, China Growth, Emerging Markets Debt and Institutional International Growth Funds, has a Distribution Agreement with WBC for distribution services to the Funds’ Class N shares. Each Fund pays WBC an annual fee, payable monthly, based on a specified percentage of its average daily net assets of Class N shares. The annual rate expressed as a percentage of average daily net assets for Class N is 0.25% for all Funds. Pursuant to the Distribution Agreement, WBC enters into related selling group agreements with various firms at various rates for sales of the Funds’ Class N shares.
(5)
Investment Transactions
Investment transactions, excluding U.S. government securities and short-term securities, for the period ended June 30, 2025, were as follows (in thousands):
Fund	Purchases	Sales
Growth Fund	$101,293	$123,316
Large Cap Growth Fund	517,821	690,756
Mid Cap Value Fund	344	448
Small-Mid Cap Core Fund	50,982	94,568
Small-Mid Cap Growth Fund	446,469	799,017
Small-Mid Cap Value Fund	849	883
Small Cap Growth Fund	336,412	315,891
Small Cap Value Fund	163,218	329,151
Global Leaders Fund	19,799	31,693
International Leaders Fund	527,109	750,094
International Growth Fund	493,160	637,257
Institutional International Growth Fund	363,941	397,140
International Small Cap Growth Fund	53,278	59,425
Emerging Markets Leaders Fund	58,320	81,236
Emerging Markets Growth Fund	350,176	406,565
Emerging Markets ex China Growth Fund	13,999	14,584
Emerging Markets Small Cap Growth Fund	473,485	507,297
China Growth Fund	609	603
Emerging Markets Debt Fund	35,597	41,891
(6)
Financial Derivative Instruments
Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The derivative instruments held as of June 30, 2025 as disclosed in each Fund’s Portfolio of Investments, are representative of each Fund’s derivative instrument trading activity during the period ended June 30, 2025.
Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.
The Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Emerging Markets Debt Fund with various counterparties and allow the Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.
June 30, 2025

William Blair Funds

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
Forward Foreign Currency Contracts
The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.
Options
The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the Fund and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the Fund loses its premium. Writing options involves potentially greater risk because the Fund is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.
Swap Contracts
Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:
Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.
Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.
June 30, 2025

Semi-Annual

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.
The following table presents the value of financial derivative instruments, by Fund and primary risk exposure, as of June 30, 2025, and their respective location in the Statements of Assets and Liabilities (in thousands):
	Assets		Liabilities
Fund and Primary Risk Exposure	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Emerging Markets Debt Fund
Credit	Receivable for variation margin on centrally cleared swaps[1]	$231	Payable for variation margin on centrally cleared swaps[1]	$223
Currency	Unrealized appreciation on forward foreign currency contracts	15	Unrealized depreciation on forward foreign currency contracts	93
Currency	Investments in securities, at value	12	Options written, at value	—
Interest Rate	Receivable for variation margin on centrally cleared swaps	259	Payable for variation margin on centrally cleared swaps	6
Interest Rate	Investments in securities, at value	31	Options written, at value	10

1
The table above includes cumulative appreciation/(depreciation) on centrally cleared swaps as reported in the Fund’s Portfolio of Investments.
Receivable/payable for variation margin on centrally cleared swaps as reported in the Fund’s Statement of Assets and Liabilities represents the current day’s variation margin.

The following table indicates the effect of derivatives, by Fund and primary risk exposure, in the Statements of Operations for the year ended June 30, 2025 (in thousands):
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund and Primary Risk Exposure	Statements of Operations	Value	Statements of Operations	Value
Emerging Markets Debt Fund
Credit	Swaps	$6	Swaps	$(18)
Currency	Forward foreign currency contracts	(199)	Forward foreign currency contracts	(138)
Currency	Options	—	Options	(4)
Interest Rate	Swaps	(359)	Swaps	525
Interest Rate	Options	(9)	Options	(40)
The following table is a summary by counterparty of the derivative instruments and collateral pledged/(received) included in the Fund’s Statement of Assets and Liabilities at June 30, 2025 (in thousands):
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Total	Forward Foreign Currency Contracts	Written Options	Total	Net Market Value	Collateral Pledged (Received)	Net Exposure
Emerging Markets Debt Fund
Citibank N.A.	$15	$12	$27	$(93)	$—	$(93)	$(66)	$—	$(66)
Goldman Sachs International	—	31	31	—	(10)	(10)	21	—	21
	$15	$43	$58	$(93)	$(10)	$(103)
The net exposure represents the amount due from/(due to) the counterparty in the event of default. Any net exposure is generally due to changes in market value of the underlying derivative instruments on the last day of the period as timing of collateral movement occurs the following day.
June 30, 2025

William Blair Funds

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
(7)
Fund Share Transactions
The following tables summarize the activity in capital shares of each Fund for the period ended June 30, 2025 (in thousands):
	Class N
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$371	$—	$2,711	$(2,340)	44	—	328	(284)
Large Cap Growth Fund	5,574	—	25,744	(20,170)	215	—	981	(766)
Small-Mid Cap Growth Fund	2,289	—	14,748	(12,459)	99	—	627	(528)
Small Cap Growth Fund	8,995	—	11,359	(2,364)	335	—	411	(76)
Small Cap Value Fund	68	—	236	(168)	3	—	9	(6)
Global Leaders Fund	4	—	1,232	(1,228)	1	—	117	(116)
International Leaders Fund	2,571	—	4,559	(1,988)	129	—	225	(96)
International Growth Fund	4,253	—	31,378	(27,125)	153	—	1,139	(986)
International Small Cap Growth Fund	54	—	191	(137)	5	—	16	(11)
Emerging Markets Leaders Fund	2,118	—	2,293	(175)	223	—	237	(14)
Emerging Markets Growth Fund	3,391	—	4,256	(865)	277	—	346	(69)
Emerging Markets Small Cap Growth Fund	776	—	1,229	(453)	37	—	60	(23)

	Class I
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$1,402	$—	$14,107	$(12,705)	115	—	1,174	$(1,059)
Large Cap Growth Fund	174,522	—	308,893	(134,371)	6,240	—	11,077	(4,837)
Mid Cap Value Fund	0	—	31	(31)	1	—	3	(2)
Small-Mid Cap Core Fund	13,135	—	3,811	9,324	846	—	232	614
Small-Mid Cap Growth Fund	47,315	—	255,636	(208,321)	1,866	—	9,952	(8,086)
Small-Mid Cap Value Fund	1	—	0	1	—	—	—	—
Small Cap Growth Fund	113,765	—	75,799	37,966	3,414	—	2,362	1,052
Small Cap Value Fund	48,568	—	182,665	(134,097)	1,771	—	6,714	(4,943)
Global Leaders Fund	865	—	7,111	(6,246)	77	—	649	(572)
International Leaders Fund	91,206	—	127,443	(36,237)	4,518	—	6,144	(1,626)
International Growth Fund	71,928	—	185,743	(113,815)	2,564	—	6,647	(4,083)
International Small Cap Growth Fund	1,679	—	8,696	(7,017)	132	—	686	(554)
Emerging Markets Leaders Fund	1,222	—	2,667	(1,445)	132	—	286	(154)
Emerging Markets Growth Fund	45,034	—	59,395	(14,361)	3,588	—	4,644	(1,056)
Emerging Markets ex China Growth Fund	247	—	1,467	(1,220)	19	—	117	(98)
Emerging Markets Small Cap Growth Fund	15,575	—	36,298	(20,723)	784	—	1,861	(1,077)
China Growth Fund	6	—	1	5	1	—	—	1
Emerging Markets Debt Fund	19,280	478	3,058	16,700	2,377	58	378	2,057
June 30, 2025

Semi-Annual

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)

	Class R6
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$2,096	$—	$7,375	$(5,279)	168	—	608	$(440)
Large Cap Growth Fund	56,994	—	58,379	(1,385)	2,042	—	2,065	(23)
Mid Cap Value Fund	—	—	76	(76)	1	—	7	(6)
Small-Mid Cap Core Fund	11,524	—	13,162	(1,638)	721	—	851	(130)
Small-Mid Cap Growth Fund	51,335	—	160,174	(108,839)	2,056	—	5,809	(3,753)
Small-Mid Cap Value Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	23,498	—	27,660	(4,162)	708	—	850	(142)
Small Cap Value Fund	18,620	—	55,709	(37,089)	673	—	1,978	(1,305)
Global Leaders Fund	1,646	—	2,315	(669)	144	—	216	(72)
International Leaders Fund	6,380	—	182,572	(176,192)	313	—	8,607	(8,294)
International Growth Fund	4,473	—	28,879	(24,406)	158	—	1,088	(930)
International Small Cap Growth Fund	2,224	—	1,789	435	162	—	139	23
Emerging Markets Leaders Fund	3,236	—	24,907	(21,671)	347	—	2,527	(2,180)
Emerging Markets Growth Fund	64,804	—	120,480	(55,676)	5,107	—	8,978	(3,871)
Emerging Markets ex China Growth Fund	1,949	—	1,871	78	157	—	151	6
Emerging Markets Small Cap Growth Fund	12,801	—	29,996	(17,195)	620	—	1,545	(925)
China Growth Fund	24	—	—	24	4	—	—	4
Emerging Markets Debt Fund	5,254	965	31,410	(25,191)	648	118	3,880	(3,114)

	Institutional Class
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Institutional International Growth Fund	$47,543	$—	$85,216	$(37,673)	$3,333	$—	$5,817	$(2,484)

	Net Change in Net Assets Relating to Fund Share Activity
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$3,869	$—	$24,193	$(20,324)	327	—	2,110	$(1,783)
Large Cap Growth Fund	237,090	—	393,016	(155,926)	8,497	—	14,123	(5,626)
Mid Cap Value Fund	—	—	107	(107)	2	—	10	(8)
Small-Mid Cap Core Fund	24,659	—	16,973	7,686	1,567	—	1,083	484
Small-Mid Cap Growth Fund	100,939	—	430,558	(329,619)	4,021	—	16,388	(12,367)
Small-Mid Cap Value Fund	1	—	—	1	—	—	—	—
Small Cap Growth Fund	146,258	—	114,818	31,440	4,457	—	3,623	834
Small Cap Value Fund	67,256	—	238,610	(171,354)	2,447	—	8,701	(6,254)
Global Leaders Fund	2,515	—	10,658	(8,143)	222	—	982	(760)
International Leaders Fund	100,157	—	314,574	(214,417)	4,960	—	14,976	(10,016)
International Growth Fund	80,654	—	246,000	(165,346)	2,875	—	8,874	(5,999)
Institutional International Growth Fund	47,543	—	85,216	(37,673)	3,333	—	5,817	(2,484)
International Small Cap Growth Fund	3,957	—	10,676	(6,719)	299	—	841	(542)
Emerging Markets Leaders Fund	6,576	—	29,867	(23,291)	702	—	3,050	(2,348)
Emerging Markets Growth Fund	113,229	—	184,131	(70,902)	8,972	—	13,968	(4,996)
Emerging Markets ex China Growth Fund	2,196	—	3,338	(1,142)	176	—	268	(92)
Emerging Markets Small Cap Growth Fund	29,152	—	67,523	(38,371)	1,441	—	3,466	(2,025)
China Growth Fund	30	—	1	29	5	—	—	5
Emerging Markets Debt Fund	24,534	1,443	34,468	(8,491)	3,025	176	4,258	(1,057)
June 30, 2025

William Blair Funds

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
The following tables summarize the activity in capital shares of each Fund for the year ended December 31, 2024 (in thousands):
	Class N
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$1,692	$7,988	$7,179	$2,501	158	906	675	$389
Large Cap Growth Fund	22,102	10,393	42,859	(10,364)	838	380	1,632	(414)
Small-Mid Cap Growth Fund	6,291	11,193	35,096	(17,612)	231	446	1,316	(639)
Small Cap Growth Fund	13,407	14,930	20,606	7,731	461	522	707	276
Small Cap Value Fund	224	76	639	(339)	7	3	21	(11)
Global Leaders Fund	997	1,045	6,069	(4,027)	61	98	368	(209)
International Leaders Fund	3,525	75	10,894	(7,294)	175	4	540	(361)
International Growth Fund	5,456	18,262	49,293	(25,575)	188	692	1,738	(858)
International Small Cap Growth Fund	11	19	240	(210)	—	2	20	(18)
Emerging Markets Leaders Fund	8,438	1	8,620	(181)	935	—	955	(20)
Emerging Markets Growth Fund	13,082	—	12,981	101	1,075	—	1,068	7
Emerging Markets Small Cap Growth Fund	2,752	—	2,926	(174)	134	—	141	(7)

	Class I
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$6,473	$32,153	$29,029	$9,597	451	2,548	2,030	$969
Large Cap Growth Fund	1,016,607	110,088	460,951	665,744	36,237	3,724	15,997	23,964
Mid Cap Value Fund	1	1	1	1	—	—	—	—
Small-Mid Cap Core Fund	29,987	1,252	94,439	(63,200)	1,900	75	5,677	(3,702)
Small-Mid Cap Growth Fund	163,796	133,580	499,996	(202,620)	5,494	4,802	16,869	(6,573)
Small-Mid Cap Value Fund	1,281	2	1,239	44	117	—	114	3
Small Cap Growth Fund	118,867	48,140	133,559	33,448	3,368	1,380	3,840	908
Small Cap Value Fund	120,285	26,992	219,859	(72,582)	4,026	918	7,241	(2,297)
Global Leaders Fund	1,465	16,680	39,204	(21,059)	101	1,542	2,474	(831)
International Leaders Fund	275,559	3,114	127,247	151,426	13,568	161	6,263	7,466
International Growth Fund	137,229	66,274	165,255	38,248	4,642	2,422	5,631	1,433
International Small Cap Growth Fund	8,766	1,285	38,332	(28,281)	719	105	3,075	(2,251)
Emerging Markets Leaders Fund	1,830	27	5,735	(3,878)	206	3	632	(423)
Emerging Markets Growth Fund	120,053	237	58,591	61,699	9,502	18	4,771	4,749
Emerging Markets ex China Growth Fund	6,436	—	243	6,193	491	—	19	472
Emerging Markets Small Cap Growth Fund	48,503	—	41,980	6,523	2,336	—	1,989	347
China Growth Fund	191	1	289	(97)	36	—	56	(20)
Emerging Markets Debt Fund	19,094	342	8,748	10,688	2,362	42	1,100	1,304
June 30, 2025

Semi-Annual

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)

	Class R6
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$4,611	$8,980	$14,090	$(499)	324	707	959	$72
Large Cap Growth Fund	286,507	23,981	146,085	164,403	9,906	812	5,006	5,712
Mid Cap Value Fund	131	21	2	150	12	2	—	14
Small-Mid Cap Core Fund	10,741	1,036	40,363	(28,586)	671	62	2,489	(1,756)
Small-Mid Cap Growth Fund	193,373	61,344	135,020	119,697	6,373	2,196	4,574	3,995
Small-Mid Cap Value Fund	1,749	60	117	1,692	159	6	11	154
Small Cap Growth Fund	96,213	23,412	50,540	69,085	2,711	668	1,408	1,971
Small Cap Value Fund	177,269	16,919	66,572	127,616	5,594	576	2,201	3,969
Global Leaders Fund	267	4,655	11,047	(6,125)	16	430	905	(459)
International Leaders Fund	38,575	3,225	92,783	(50,983)	1,898	166	4,609	(2,545)
International Growth Fund	6,191	7,954	32,167	(18,022)	212	291	1,086	(583)
International Small Cap Growth Fund	7,967	1,253	60,016	(50,796)	645	102	4,781	(4,034)
Emerging Markets Leaders Fund	7,383	476	106,204	(98,345)	824	51	11,596	(10,721)
Emerging Markets Growth Fund	121,666	772	204,453	(82,015)	9,390	59	16,419	(6,970)
Emerging Markets ex China Growth Fund	7,969	—	3,457	4,512	601	—	279	322
Emerging Markets Small Cap Growth Fund	21,993	—	52,327	(30,334)	1,045	—	2,505	(1,460)
China Growth Fund	39	24	239	(176)	8	5	46	(33)
Emerging Markets Debt Fund	544	3,497	3,064	977	69	436	381	124

	Institutional Class
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Institutional International Growth Fund	$66,691	$61,982	$121,855	$6,818	$4,505	$4,511	$8,176	$840

	Net Change in Net Assets Relating to Fund Share Activity
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$12,776	$49,121	$50,298	$11,599	933	4,161	3,664	$1,430
Large Cap Growth Fund	1,325,216	144,462	649,895	819,783	46,981	4,916	22,635	29,262
Mid Cap Value Fund	132	22	3	151	12	2	—	14
Small-Mid Cap Core Fund	40,728	2,288	134,802	(91,786)	2,571	137	8,166	(5,458)
Small-Mid Cap Growth Fund	363,460	206,117	670,112	(100,535)	12,098	7,444	22,759	(3,217)
Small-Mid Cap Value Fund	3,030	62	1,356	1,736	276	6	125	157
Small Cap Growth Fund	228,487	86,482	204,705	110,264	6,540	2,570	5,955	3,155
Small Cap Value Fund	297,778	43,987	287,070	54,695	9,627	1,497	9,463	1,661
Global Leaders Fund	2,729	22,380	56,320	(31,211)	178	2,070	3,747	(1,499)
International Leaders Fund	317,659	6,414	230,924	93,149	15,641	331	11,412	4,560
International Growth Fund	148,876	92,490	246,715	(5,349)	5,042	3,405	8,455	(8)
Institutional International Growth Fund	66,691	61,982	121,855	6,818	4,505	4,511	8,176	840
International Small Cap Growth Fund	16,744	2,557	98,588	(79,287)	1,364	209	7,876	(6,303)
Emerging Markets Leaders Fund	17,651	504	120,559	(102,404)	1,965	54	13,183	(11,164)
Emerging Markets Growth Fund	254,801	1,009	276,025	(20,215)	19,967	77	22,258	(2,214)
Emerging Markets ex China Growth Fund	14,405	—	3,700	10,705	1,092	—	298	794
Emerging Markets Small Cap Growth Fund	73,248	—	97,233	(23,985)	3,515	—	4,635	(1,120)
China Growth Fund	230	25	528	(273)	44	5	102	(53)
Emerging Markets Debt Fund	19,638	3,839	11,812	11,665	2,431	478	1,481	1,428
June 30, 2025

William Blair Funds

Notes to Financial Statements (Information as of June 30, 2025 is unaudited)
(8)
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.79	$9.70	$7.95	$11.81	$11.15	$9.45
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.07)	(0.04)	(0.05)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	0.34	2.20	3.03	(3.44)	2.49	3.43
Total from investment operations	0.31	2.13	2.99	(3.49)	2.41	3.38
Less distributions from:
Net realized gain	—	3.04	1.24	0.37	1.75	1.68
Total distributions	—	3.04	1.24	0.37	1.75	1.68
Net asset value, end of period	$9.10	$8.79	$9.70	$7.95	$11.81	$11.15
Total return (%)*	3.53	21.81	37.76	(29.65)	22.09	35.97
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.26	1.23	1.26	1.24	1.21	1.26
Expenses, net of waivers and reimbursements	1.20	1.20	1.20	1.20	1.20	1.20
Net investment income (loss), before waivers and reimbursements	(0.79)	(0.69)	(0.49)	(0.60)	(0.67)	(0.55)
Net investment income (loss), net of waivers and reimbursements	(0.73)	(0.66)	(0.43)	(0.56)	(0.66)	(0.49)
Class N net assets at the end of the period (in thousands)	$29,850	$31,317	$30,789	$23,829	$36,807	$35,494
Portfolio turnover rate (%)*	45	49	37	41	30	46

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.58	$12.77	$10.15	$14.91	$13.64	$11.25
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.05)	(0.02)	(0.04)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.50	2.90	3.88	(4.35)	3.07	4.10
Total from investment operations	0.47	2.85	3.86	(4.39)	3.02	4.07
Less distributions from:
Net realized gain	—	3.04	1.24	0.37	1.75	1.68
Total distributions	—	3.04	1.24	0.37	1.75	1.68
Net asset value, end of period	$13.05	$12.58	$12.77	$10.15	$14.91	$13.64
Total return (%)*	3.74	22.21	38.15	(29.52)	22.54	36.35
Ratios to average daily net assets (%):**
Expenses	0.92	0.89	0.91	0.92	0.89	0.93
Net investment income (loss)	(0.45)	(0.35)	(0.14)	(0.29)	(0.35)	(0.23)
Class I net assets at the end of the period (in thousands)	$166,513	$173,863	$164,166	$136,051	$293,900	$249,716
Portfolio turnover rate (%)*	45	49	37	41	30	46

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.66	$12.84	$10.19	$14.95	$13.67	$11.26
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.05)	(0.01)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	0.49	2.91	3.90	(4.37)	3.07	4.12
Total from investment operations	0.47	2.86	3.89	(4.39)	3.03	4.09
Less distributions from:
Net realized gain	—	3.04	1.24	0.37	1.75	1.68
Total distributions	—	3.04	1.24	0.37	1.75	1.68
Net asset value, end of period	$13.13	$12.66	$12.84	$10.19	$14.95	$13.67
Total return (%)*	3.71	22.26	38.19	(29.44)	22.55	36.50
Ratios to average daily net assets (%):**
Expenses	0.88	0.85	0.87	0.87	0.84	0.87
Net investment income (loss)	(0.41)	(0.32)	(0.10)	(0.18)	(0.29)	(0.23)
Class R6 net assets at the end of the period (in thousands)	$40,639	$44,736	$44,437	$29,128	$14,993	$12,041
Portfolio turnover rate (%)*	45	49	37	41	30	46

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Large Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.15	$22.95	$16.38	$24.49	$20.03	$15.27
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.10)	(0.02)	(0.03)	(0.07)	0.01
Net realized and unrealized gain (loss) on investments	1.59	6.03	6.59	(7.96)	5.65	5.52
Total from investment operations	1.54	5.93	6.57	(7.99)	5.58	5.53
Less distributions from:
Net investment income	—	—	—	—	—	0.00 ^
Net realized gain	—	1.73	—	0.12	1.12	0.77
Total distributions	—	1.73	—	0.12	1.12	0.77
Net asset value, end of period	$28.69	$27.15	$22.95	$16.38	$24.49	$20.03
Total return (%)*	5.67	25.79	40.11	(32.61)	28.03	36.30
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.02	1.03	1.04	1.03	1.05	1.09
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	(0.53)	(0.50)	(0.24)	(0.28)	(0.46)	(0.15)
Net investment income (loss), net of waivers and reimbursements	(0.41)	(0.37)	(0.10)	(0.15)	(0.31)	0.04
Class N net assets at the end of the period (in thousands)	$164,082	$176,066	$158,351	$132,225	$203,014	$138,152
Portfolio turnover rate (%)*	20	50	43	29	26	35

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.33	$24.64	$17.54	$26.18	$21.29	$16.19
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.03)	0.03	0.03	(0.02)	0.06
Net realized and unrealized gain (loss) on investments	1.73	6.47	7.07	(8.53)	6.03	5.85
Total from investment operations	1.71	6.44	7.10	(8.50)	6.01	5.91
Less distributions from:
Net investment income	—	0.02	—	0.02	—	0.04
Net realized gain	—	1.73	—	0.12	1.12	0.77
Total distributions	—	1.75	—	0.14	1.12	0.81
Net asset value, end of period	$31.04	$29.33	$24.64	$17.54	$26.18	$21.29
Total return (%)*	5.83	26.08	40.48	(32.46)	28.39	36.59
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.75	0.75	0.78	0.79	0.75	0.80
Expenses, net of waivers and reimbursements	0.65	0.65	0.65	0.65	0.65	0.65
Net investment income (loss), before waivers and reimbursements	(0.26)	(0.22)	0.02	(0.01)	(0.17)	0.16
Net investment income (loss), net of waivers and reimbursements	(0.16)	(0.12)	0.15	0.13	(0.07)	0.31
Class I net assets at the end of the period (in thousands)	$1,987,792	$2,020,494	$1,106,857	$702,441	$669,060	$397,370
Portfolio turnover rate (%)*	20	50	43	29	26	35

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Large Cap Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.33	$24.64	$17.53	$26.16	$21.27	$16.17
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.02)	0.04	0.04	(0.00)^	0.01
Net realized and unrealized gain (loss) on investments	1.73	6.47	7.07	(8.52)	6.01	5.91
Total from investment operations	1.71	6.45	7.11	(8.48)	6.01	5.92
Less distributions from:
Net investment income	—	0.03	—	0.03	0.00 ^	0.05
Net realized gain	—	1.73	—	0.12	1.12	0.77
Total distributions	—	1.76	—	0.15	1.12	0.82
Net asset value, end of period	$31.04	$29.33	$24.64	$17.53	$26.16	$21.27
Total return (%)*	5.83	26.14	40.56	(32.41)	28.42	36.70
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.64	0.65	0.65	0.66	0.67	0.70
Expenses, net of waivers and reimbursements	0.60	0.60	0.60	0.60	0.60	0.60
Net investment income (loss), before waivers and reimbursements	(0.15)	(0.12)	0.14	0.13	(0.08)	(0.03)
Net investment income (loss), net of waivers and reimbursements	(0.11)	(0.07)	0.19	0.19	(0.01)	0.07
Class R6 net assets at the end of the period (in thousands)	$641,336	$606,663	$368,894	$238,354	$233,946	$177,347
Portfolio turnover rate (%)*	20	50	43	29	26	35

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Mid Cap Value Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,		Period Ended December 31,
	2025	2024	2023	2022(a)
Net asset value, beginning of period	$11.21	$10.25	$9.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.14	0.14	0.12
Net realized and unrealized gain (loss) on investments	0.17	0.96	1.07	(0.83)
Total from investment operations	0.22	1.10	1.21	(0.71)
Less distributions from:
Net investment income	—	0.14	0.15	0.10
Total distributions	—	0.14	0.15	0.10
Net asset value, end of period	$11.43	$11.21	$10.25	$9.19
Total return (%)*	1.96	10.71	13.21	(7.13)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	8.83	8.77	9.08	8.52
Expenses, net of waivers and reimbursements	0.75	0.75	0.75	0.75
Net investment income (loss), before waivers and reimbursements	(7.09)	(6.75)	(6.85)	(6.14)
Net investment income (loss), net of waivers and reimbursements	0.99	1.27	1.48	1.63
Class I net assets at the end of the period (in thousands)	$66	$95	$85	$76
Portfolio turnover rate (%)*	21	39	32	21

(a)	For the period from March 16, 2022 (Commencement of Operations) to December 31, 2022.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,		Period Ended December 31,
	2025	2024	2023	2022(a)
Net asset value, beginning of period	$11.21	$10.25	$9.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.14	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.16	0.96	1.08	(0.82)
Total from investment operations	0.22	1.10	1.22	(0.71)
Less distributions from:
Net investment income	—	0.14	0.16	0.10
Total distributions	—	0.14	0.16	0.10
Net asset value, end of period	$11.43	$11.21	$10.25	$9.19
Total return (%)*	1.96	10.77	13.14	(7.01)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	8.78	8.72	9.02	8.52
Expenses, net of waivers and reimbursements	0.70	0.70	0.70	0.70
Net investment income (loss), before waivers and reimbursements	(6.97)	(6.69)	(6.82)	(6.35)
Net investment income (loss), net of waivers and reimbursements	1.11	1.33	1.50	1.47
Class R6 net assets at the end of the period (in thousands)	$1,618	$1,662	$1,373	$1,431
Portfolio turnover rate (%)*	21	39	32	21

(a)	For the period from March 16, 2022 (Commencement of Operations) to December 31, 2022.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Mid Cap Value Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Core Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.91	$15.29	$13.52	$16.31	$12.88	$10.68
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.02	0.04	(0.01)	(0.03)	0.00 ^
Net realized and unrealized gain (loss) on investments	(0.55)	1.83	1.75	(2.78)	3.46	2.20
Total from investment operations	(0.53)	1.85	1.79	(2.79)	3.43	2.20
Less distributions from:
Net investment income	—	0.02	0.02	—	—	—
Net realized gain	—	0.21	—	—	—	—
Total distributions	—	0.23	0.02	—	—	—
Net asset value, end of period	$16.38	$16.91	$15.29	$13.52	$16.31	$12.88
Total return (%)*	(3.08)	12.04	13.26	(17.11)	26.63	20.60
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.28	1.15	1.16	1.21	1.25	1.22
Expenses, net of waivers and reimbursements	0.95	0.95	0.95	0.95	0.95	0.95
Net investment income (loss), before waivers and reimbursements	(0.08)	(0.06)	0.09	(0.32)	(0.47)	(0.27)
Net investment income (loss), net of waivers and reimbursements	0.25	0.14	0.30	(0.06)	(0.17)	0.00
Class I net assets at the end of the period (in thousands)	$58,684	$50,188	$101,972	$87,540	$61,433	$22,958
Portfolio turnover rate (%)*	40	59	41	50	45	244

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.92	$15.30	$13.53	$16.32	$12.88	$10.68
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.05	0.00 ^	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	(0.54)	1.83	1.75	(2.79)	3.46	2.19
Total from investment operations	(0.52)	1.86	1.80	(2.79)	3.44	2.20
Less distributions from:
Net investment income	—	0.03	0.03	—	—	0.00 ^
Net realized gain	—	0.21	—	—	—	—
Total distributions	—	0.24	0.03	—	—	0.00 ^
Net asset value, end of period	$16.40	$16.92	$15.30	$13.53	$16.32	$12.88
Total return (%)*	(3.07)	12.16	13.30	(17.10)	26.71	20.60
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.07	1.01	1.01	1.05	1.16	1.07
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	0.11	0.07	0.24	(0.14)	(0.37)	(0.11)
Net investment income (loss), net of waivers and reimbursements	0.28	0.18	0.35	0.01	(0.11)	0.06
Class R6 net assets at the end of the period (in thousands)	$70,026	$74,463	$94,208	$56,681	$31,347	$7,087
Portfolio turnover rate (%)*	40	59	41	50	45	244

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Core Fund (continued)
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.31	$25.92	$23.96	$32.27	$32.96	$25.41
Income (loss) from investment operations:
Net investment income (loss)	(0.08)	(0.19)	(0.16)	(0.23)	(0.36)	(0.24)
Net realized and unrealized gain (loss) on investments	(1.57)	3.07	4.35	(7.22)	2.90	8.37
Total from investment operations	(1.65)	2.88	4.19	(7.45)	2.54	8.13
Less distributions from:
Net realized gain	—	3.49	2.23	0.86	3.23	0.58
Total distributions	—	3.49	2.23	0.86	3.23	0.58
Net asset value, end of period	$23.66	$25.31	$25.92	$23.96	$32.27	$32.96
Total return (%)*	(6.52)	11.21	17.64	(23.11)	8.27	32.04
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.38	1.36	1.39	1.43	1.43	1.45
Expenses, net of waivers and reimbursements	1.24	1.24	1.28	1.35	1.35	1.35
Net investment income (loss), before waivers and reimbursements	(0.85)	(0.80)	(0.72)	(0.96)	(1.10)	(1.01)
Net investment income (loss), net of waivers and reimbursements	(0.71)	(0.68)	(0.61)	(0.88)	(1.02)	(0.91)
Class N net assets at the end of the period (in thousands)	$70,770	$89,046	$107,791	$110,241	$232,166	$314,572
Portfolio turnover rate (%)*	29	63	49	49	38	55

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$28.03	$28.29	$25.91	$34.72	$35.13	$26.99
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.13)	(0.10)	(0.18)	(0.29)	(0.19)
Net realized and unrealized gain (loss) on investments	(1.73)	3.36	4.71	(7.77)	3.11	8.91
Total from investment operations	(1.79)	3.23	4.61	(7.95)	2.82	8.72
Less distributions from:
Net realized gain	—	3.49	2.23	0.86	3.23	0.58
Total distributions	—	3.49	2.23	0.86	3.23	0.58
Net asset value, end of period	$26.24	$28.03	$28.29	$25.91	$34.72	$35.13
Total return (%)*	(6.39)	11.51	17.93	(22.92)	8.56	32.35
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.13	1.11	1.14	1.17	1.16	1.17
Expenses, net of waivers and reimbursements	0.99	0.99	1.03	1.10	1.10	1.10
Net investment income (loss), before waivers and reimbursements	(0.61)	(0.55)	(0.47)	(0.70)	(0.83)	(0.73)
Net investment income (loss), net of waivers and reimbursements	(0.47)	(0.43)	(0.36)	(0.63)	(0.77)	(0.66)
Class I net assets at the end of the period (in thousands)	$948,547	$1,239,788	$1,437,622	$1,509,931	$2,487,862	$3,139,290
Portfolio turnover rate (%)*	29	63	49	49	38	55

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$28.15	$28.39	$25.99	$34.79	$35.18	$27.01
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.11)	(0.09)	(0.15)	(0.26)	(0.17)
Net realized and unrealized gain (loss) on investments	(1.74)	3.36	4.72	(7.79)	3.10	8.92
Total from investment operations	(1.79)	3.25	4.63	(7.94)	2.84	8.75
Less distributions from:
Net realized gain	—	3.49	2.23	0.86	3.23	0.58
Total distributions	—	3.49	2.23	0.86	3.23	0.58
Net asset value, end of period	$26.36	$28.15	$28.39	$25.99	$34.79	$35.18
Total return (%)*	(6.36)	11.54	17.95	(22.84)	8.60	32.44
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.99	0.98	1.01	1.05	1.03	1.05
Expenses, net of waivers and reimbursements	0.94	0.94	0.97	1.05	1.03	1.05
Net investment income (loss), before waivers and reimbursements	(0.46)	(0.41)	(0.36)	(0.55)	(0.69)	(0.61)
Net investment income (loss), net of waivers and reimbursements	(0.41)	(0.37)	(0.32)	(0.55)	(0.69)	(0.61)
Class R6 net assets at the end of the period (in thousands)	$423,982	$558,398	$449,782	$392,153	$328,034	$123,220
Portfolio turnover rate (%)*	29	63	49	49	38	55

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Value Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,	Period Ended December 31,
	2025	2024	2023(a)
Net asset value, beginning of period	$10.97	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.16	0.05
Net realized and unrealized gain (loss) on investments	(0.49)	0.41	0.60
Total from investment operations	(0.43)	0.57	0.65
Less distributions from:
Net investment income	—	0.10	0.05
Net realized gain	—	0.10	—
Total distributions	—	0.20	0.05
Net asset value, end of period	$10.54	$10.97	$10.60
Total return (%)*	(3.92)	5.39	6.45
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	5.19	5.98	10.69
Expenses, net of waivers and reimbursements	0.85	0.85	0.85
Net investment income (loss), before waivers and reimbursements	(3.26)	(3.67)	(8.48)
Net investment income (loss), net of waivers and reimbursements	1.08	1.46	1.36
Class I net assets at the end of the period (in thousands)	$117	$121	$84
Portfolio turnover rate (%)*	27	44	33

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,	Period Ended December 31,
	2025	2024	2023(a)
Net asset value, beginning of period	$10.96	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.14	0.05
Net realized and unrealized gain (loss) on investments	(0.48)	0.43	0.60
Total from investment operations	(0.42)	0.57	0.65
Less distributions from:
Net investment income	—	0.11	0.05
Net realized gain	—	0.10	—
Total distributions	—	0.21	0.05
Net asset value, end of period	$10.54	$10.96	$10.60
Total return (%)*	(3.83)	5.37	6.50
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	5.15	5.95	10.66
Expenses, net of waivers and reimbursements	0.80	0.80	0.80
Net investment income (loss), before waivers and reimbursements	(3.22)	(3.90)	(8.49)
Net investment income (loss), net of waivers and reimbursements	1.13	1.25	1.37
Class R6 net assets at the end of the period (in thousands)	$3,104	$3,229	$1,497
Portfolio turnover rate (%)*	27	44	33

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Value Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$28.97	$27.36	$24.01	$31.90	$34.49	$27.75
Income (loss) from investment operations:
Net investment income (loss)	(0.09)	(0.21)	(0.18)	(0.27)	(0.45)	(0.29)
Net realized and unrealized gain (loss) on investments	(1.47)	5.38	4.03	(6.61)	4.56	10.86
Total from investment operations	(1.56)	5.17	3.85	(6.88)	4.11	10.57
Less distributions from:
Net realized gain	—	3.56	0.50	1.01	6.70	3.83
Total distributions	—	3.56	0.50	1.01	6.70	3.83
Net asset value, end of period	$27.41	$28.97	$27.36	$24.01	$31.90	$34.49
Total return (%)*	(5.38)	19.07	16.06	(21.59)	12.91	38.32
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.39	1.39	1.46	1.55	1.56	1.58
Expenses, net of waivers and reimbursements	1.24	1.24	1.33	1.50	1.50	1.50
Net investment income (loss), before waivers and reimbursements	(0.80)	(0.85)	(0.83)	(1.08)	(1.24)	(1.10)
Net investment income (loss), net of waivers and reimbursements	(0.65)	(0.70)	(0.70)	(1.03)	(1.18)	(1.02)
Class N net assets at the end of the period (in thousands)	$128,066	$137,552	$122,370	$114,324	$179,739	$180,635
Portfolio turnover rate (%)*	36	75	55	45	49	71

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.35	$32.64	$28.49	$37.52	$39.36	$31.19
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.16)	(0.13)	(0.24)	(0.41)	(0.24)
Net realized and unrealized gain (loss) on investments	(1.80)	6.43	4.78	(7.78)	5.27	12.24
Total from investment operations	(1.86)	6.27	4.65	(8.02)	4.86	12.00
Less distributions from:
Net realized gain	—	3.56	0.50	1.01	6.70	3.83
Total distributions	—	3.56	0.50	1.01	6.70	3.83
Net asset value, end of period	$33.49	$35.35	$32.64	$28.49	$37.52	$39.36
Total return (%)*	(5.26)	19.36	16.35	(21.39)	13.22	38.68
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.12	1.12	1.18	1.28	1.25	1.30
Expenses, net of waivers and reimbursements	0.99	0.99	1.07	1.25	1.25	1.25
Net investment income (loss), before waivers and reimbursements	(0.52)	(0.58)	(0.54)	(0.81)	(0.93)	(0.82)
Net investment income (loss), net of waivers and reimbursements	(0.39)	(0.45)	(0.43)	(0.78)	(0.93)	(0.77)
Class I net assets at the end of the period (in thousands)	$522,733	$514,625	$445,483	$303,016	$402,629	$390,511
Portfolio turnover rate (%)*	36	75	55	45	49	71

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small Cap Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.51	$32.76	$28.57	$37.60	$39.40	$31.20
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.14)	(0.12)	(0.21)	(0.37)	(0.23)
Net realized and unrealized gain (loss) on investments	(1.80)	6.45	4.81	(7.81)	5.27	12.26
Total from investment operations	(1.86)	6.31	4.69	(8.02)	4.90	12.03
Less distributions from:
Net realized gain	—	3.56	0.50	1.01	6.70	3.83
Total distributions	—	3.56	0.50	1.01	6.70	3.83
Net asset value, end of period	$33.65	$35.51	$32.76	$28.57	$37.60	$39.40
Total return (%)*	(5.24)	19.41	16.44	(21.35)	13.31	38.76
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.00	1.00	1.06	1.18	1.16	1.19
Expenses, net of waivers and reimbursements	0.94	0.94	1.02	1.18	1.16	1.19
Net investment income (loss), before waivers and reimbursements	(0.41)	(0.46)	(0.42)	(0.70)	(0.84)	(0.71)
Net investment income (loss), net of waivers and reimbursements	(0.35)	(0.40)	(0.38)	(0.70)	(0.84)	(0.71)
Class R6 net assets at the end of the period (in thousands)	$246,508	$265,194	$180,058	$112,497	$127,710	$103,462
Portfolio turnover rate (%)*	36	75	55	45	49	71

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Small Cap Value Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,			Period Ended December 31,	Period Ended October 31,
	2025	2024	2023	2022	2021(a)	2021(b)
Net Asset Value, beginning of period	$29.67	$29.78	$27.76	$33.63	$33.49	$32.15
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.22	0.21	0.15	0.00 ^	0.05
Net realized and unrealized gain (loss) on investments	(1.94)	0.73	2.72	(3.98)	1.37	1.29
Total from investment operations	(1.83)	0.95	2.93	(3.83)	1.37	1.34
Less distributions from:
Net investment income	—	0.18	0.18	0.12	—	—
Net realized gain	—	0.88	0.73	1.92	1.23	—
Total distributions	—	1.06	0.91	2.04	1.23	—
Net asset value, end of period	$27.84	$29.67	$29.78	$27.76	$33.63	$33.49
Total return (%)*	(6.17)	3.21	10.59	(11.36)	4.24	4.17
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.17	1.15	1.11	1.15	1.26	1.17
Expenses, net of waivers and reimbursements	1.15	1.15	1.11	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	0.77	0.74	0.76	0.48	(0.05)	0.51
Net investment income (loss), net of waivers and reimbursements	0.79	0.74	0.76	0.48	0.06	0.53
Class N net assets at the end of the year (in thousands)	$1,947	$2,258	$2,591	$2,648	$3,313	$9,805
Portfolio turnover rate (%)*	14	35	27	25	7	35

(a)	For the period from November 1, 2021 to December 31, 2021.
(b)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.
^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small Cap Value Fund (continued)

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,			Period Ended December 31,	Years Ended October 31,
	2025	2024	2023	2022	2021(a)	2021	2020
Net Asset Value, beginning of period	$29.61	$29.74	$27.72	$33.58	$33.52	$23.79	$28.84
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.30	0.28	0.22	0.03	0.18	0.09
Net realized and unrealized gain (loss) on investments	(1.93)	0.72	2.72	(3.96)	1.35	12.91	(3.89)
Total from investment operations	(1.79)	1.02	3.00	(3.74)	1.38	13.09	(3.80)
Less distributions from:
Net investment income	—	0.27	0.25	0.20	0.09	0.11	0.07
Net realized gain	—	0.88	0.73	1.92	1.23	3.25	1.18
Total distributions	—	1.15	0.98	2.12	1.32	3.36	1.25
Net asset value, end of period	$27.82	$29.61	$29.74	$27.72	$33.58	$33.52	$23.79
Total return (%)*	(6.05)	3.44	10.86	(11.12)	4.31	55.32	(13.91)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.94	0.92	0.92	0.94	0.82	0.86	0.89
Expenses, net of waivers and reimbursements	0.89	0.89	0.89	0.89	0.82	0.86	0.89
Net investment income (loss), before waivers and reimbursements	0.97	0.97	0.95	0.67	0.55	0.52	0.37
Net investment income (loss), net of waivers and reimbursements	1.02	1.00	0.98	0.72	0.55	0.52	0.37
Class I net assets at the end of the year (in thousands)	$560,037	$742,417	$813,809	$758,104	$1,059,157	$1,143,150	$1,181,409
Portfolio turnover rate (%)*	14	35	27	25	7	35	27

(a)	For the period from November 1, 2021 to December 31, 2021.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Small Cap Value Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,			Period Ended December 31,	Period Ended October 31,
	2025	2024	2023	2022	2021(a)	2021(b)
Net Asset Value, beginning of period	$29.60	$29.73	$27.71	$33.58	$33.53	$32.15
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.34	0.30	0.26	0.03	0.06
Net realized and unrealized gain (loss) on investments	(1.93)	0.71	2.73	(3.98)	1.35	1.32
Total from investment operations	(1.77)	1.05	3.03	(3.72)	1.38	1.38
Less distributions from:
Net investment income	—	0.30	0.28	0.23	0.10	—
Net realized gain	—	0.88	0.73	1.92	1.23	—
Total distributions	—	1.18	1.01	2.15	1.33	—
Net asset value, end of period	$27.83	$29.60	$29.73	$27.71	$33.58	$33.53
Total return (%)*	(5.98)	3.56	10.96	(11.06)	4.33	4.26
Ratios to average daily net assets (%):**
Expenses	0.80	0.79	0.79	0.81	0.78	0.78
Net investment income (loss)	1.14	1.12	1.08	0.85	0.59	0.64
Class R6 net assets at the end of the year (in thousands)	$534,318	$607,061	$491,646	$453,456	$1,006,928	$867,272
Portfolio turnover rate (%)*	14	35	27	25	7	35

(a)	For the period from November 1, 2021 to December 31, 2021.
(b)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
On July 16, 2021, Small Cap Value Fund (the "Fund") acquired the assets and assumed the liabilities of the ICM Small Company Portfolio (the “Predecessor Fund”), a series of The Advisors’ Inner Circle Fund, in a reorganization (the “Reorganization”). In the Reorganization, former shareholders of the Predecessor Fund received Class I shares of the Fund. The Predecessor Fund was advised by Investment Counselors of Maryland, LLC, which was acquired by the Adviser. The Predecessor Fund’s (Institutional Class shares) performance and financial history have been adopted by Class I shares of the Fund following the Reorganization and are being used going forward from the date of the Reorganization. The performance of Class I shares of the Fund therefore reflects the performance of the Predecessor Fund prior to the Reorganization. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of Class I shares of the Fund, which were different than those of the Predecessor Fund. Because the Fund had different fees and expenses than the Predecessor Fund, the Predecessor Fund would therefore have had different performance results if it was subject to the Fund’s fees and expenses.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Global Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.58	$15.21	$13.24	$19.17	$17.41	$14.92
Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.02)	(0.02)	(0.04)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investments	0.88	1.19	3.01	(5.61)	2.96	4.74
Total from investment operations	0.89	1.17	2.99	(5.65)	2.85	4.68
Less distributions from:
Net realized gain	—	5.80	1.02	0.28	1.09	2.19
Total distributions	—	5.80	1.02	0.28	1.09	2.19
Net asset value, end of period	$11.47	$10.58	$15.21	$13.24	$19.17	$17.41
Total return (%)*	8.41	7.47	22.67	(29.49)	16.55	31.50
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.75	1.53	1.42	1.45	1.38	1.45
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	(0.48)	(0.51)	(0.43)	(0.60)	(0.79)	(0.67)
Net investment income (loss), net of waivers and reimbursements	0.12	(0.13)	(0.16)	(0.30)	(0.56)	(0.37)
Class N net assets at the end of the period (in thousands)	$2,489	$3,527	$8,253	$8,317	$13,709	$11,861
Portfolio turnover rate (%)*	40	57	36	15	18	27

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.77	$15.38	$13.35	$19.28	$17.47	$14.93
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.02	0.01	(0.01)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	0.90	1.21	3.05	(5.63)	2.96	4.74
Total from investment operations	0.92	1.23	3.06	(5.64)	2.90	4.73
Less distributions from:
Net investment income	—	0.04	0.01	0.01	—	0.00 ^
Net realized gain	—	5.80	1.02	0.28	1.09	2.19
Total distributions	—	5.84	1.03	0.29	1.09	2.19
Net asset value, end of period	$11.69	$10.77	$15.38	$13.35	$19.28	$17.47
Total return (%)*	8.64	7.71	22.99	(29.28)	16.78	31.86
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.42	1.22	1.14	1.12	1.07	1.12
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	(0.12)	(0.19)	(0.17)	(0.27)	(0.49)	(0.31)
Net investment income (loss), net of waivers and reimbursements	0.40	0.13	0.07	(0.05)	(0.32)	(0.09)
Class I net assets at the end of the period (in thousands)	$42,049	$44,889	$76,915	$69,987	$124,488	$107,375
Portfolio turnover rate (%)*	40	57	36	15	18	27

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Global Leaders Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.77	$15.39	$13.35	$19.30	$17.47	$14.93
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	(0.01)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments	0.89	1.20	3.05	(5.64)	2.97	4.72
Total from investment operations	0.92	1.23	3.07	(5.65)	2.92	4.74
Less distributions from:
Net investment income	—	0.05	0.01	0.02	—	0.01
Net realized gain	—	5.80	1.02	0.28	1.09	2.19
Total distributions	—	5.85	1.03	0.30	1.09	2.20
Net asset value, end of period	$11.69	$10.77	$15.39	$13.35	$19.30	$17.47
Total return (%)*	8.54	7.78	23.13	(29.30)	16.90	31.91
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.34	1.13	1.05	1.05	0.99	1.06
Expenses, net of waivers and reimbursements	0.85	0.85	0.85	0.85	0.85	0.85
Net investment income (loss), before waivers and reimbursements	0.00	(0.12)	(0.08)	(0.30)	(0.40)	(0.10)
Net investment income (loss), net of waivers and reimbursements	0.49	0.16	0.12	(0.10)	(0.26)	0.11
Class R6 net assets at the end of the period (in thousands)	$5,417	$5,761	$15,287	$13,255	$5,585	$2,946
Portfolio turnover rate (%)*	40	57	36	15	18	27

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
International Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.25	$19.45	$17.28	$24.28	$22.69	$18.08
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.06	0.05	0.04	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investments	2.93	(0.21)	2.16	(7.01)	2.35	4.82
Total from investment operations	3.04	(0.15)	2.21	(6.97)	2.23	4.78
Less distributions from:
Net investment income	—	0.05	0.04	—	0.00 ^	—
Net realized gain	—	—	—	0.03	0.64	0.17
Total distributions	—	0.05	0.04	0.03	0.64	0.17
Net asset value, end of period	$22.29	$19.25	$19.45	$17.28	$24.28	$22.69
Total return (%)*	15.79	(0.76)	12.77	(28.70)	9.93	26.45
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.27	1.26	1.26	1.26	1.30	1.31
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	1.01	0.19	0.17	0.09	(0.65)	(0.39)
Net investment income (loss), net of waivers and reimbursements	1.13	0.30	0.28	0.20	(0.50)	(0.23)
Class N net assets at the end of the period (in thousands)	$28,948	$26,853	$34,162	$35,966	$47,234	$19,586
Portfolio turnover rate (%)*	47	66	50	55	18	34

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.39	$19.60	$17.41	$24.41	$22.80	$18.13
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.10	0.10	0.08	(0.06)	(0.00)^
Net realized and unrealized gain (loss) on investments	2.95	(0.20)	2.18	(7.05)	2.36	4.85
Total from investment operations	3.09	(0.10)	2.28	(6.97)	2.30	4.85
Less distributions from:
Net investment income	—	0.11	0.09	—	0.05	0.01
Net realized gain	—	—	—	0.03	0.64	0.17
Total distributions	—	0.11	0.09	0.03	0.69	0.18
Net asset value, end of period	$22.48	$19.39	$19.60	$17.41	$24.41	$22.80
Total return (%)*	15.94	(0.50)	13.09	(28.55)	10.17	26.77
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.02	1.03	1.04	1.04	0.99	1.01
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	1.25	0.38	0.39	0.28	(0.33)	(0.11)
Net investment income (loss), net of waivers and reimbursements	1.37	0.51	0.53	0.42	(0.24)	(0.00)
Class I net assets at the end of the period (in thousands)	$605,368	$553,671	$413,373	$369,171	$591,500	$393,596
Portfolio turnover rate (%)*	47	66	50	55	18	34

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
International Leaders Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.40	$19.62	$17.42	$24.41	$22.80	$18.12
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.12	0.11	0.09	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	2.95	(0.22)	2.19	(7.05)	2.35	4.85
Total from investment operations	3.10	(0.10)	2.30	(6.96)	2.31	4.87
Less distributions from:
Net investment income	—	0.12	0.10	—	0.06	0.02
Net realized gain	—	—	—	0.03	0.64	0.17
Total distributions	—	0.12	0.10	0.03	0.70	0.19
Net asset value, end of period	$22.50	$19.40	$19.62	$17.42	$24.41	$22.80
Total return (%)*	15.98	(0.51)	13.20	(28.51)	10.22	26.88
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.91	0.91	0.91	0.92	0.91	0.92
Expenses, net of waivers and reimbursements	0.85	0.85	0.85	0.85	0.85	0.85
Net investment income (loss), before waivers and reimbursements	1.38	0.52	0.52	0.44	(0.24)	0.03
Net investment income (loss), net of waivers and reimbursements	1.44	0.58	0.58	0.51	(0.18)	0.10
Class R6 net assets at the end of the period (in thousands)	$486,152	$580,142	$636,401	$599,084	$667,996	$687,171
Portfolio turnover rate (%)*	47	66	50	55	18	34

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
International Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.35	$27.73	$24.92	$37.57	$38.75	$29.68
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.09	0.14	0.11	(0.28)	(0.16)
Net realized and unrealized gain (loss) on investments	3.26	0.49	3.61	(10.78)	3.51	9.55
Total from investment operations	3.42	0.58	3.75	(10.67)	3.23	9.39
Less distributions from:
Net investment income	—	0.36	0.19	0.02	—	0.06
Net realized gain	—	1.60	0.75	1.96	4.41	0.26
Total distributions	—	1.96	0.94	1.98	4.41	0.32
Net asset value, end of period	$29.77	$26.35	$27.73	$24.92	$37.57	$38.75
Total return (%)*	12.94	2.11	15.12	(28.51)	8.68	31.64
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.37	1.40	1.39	1.40	1.46	1.47
Expenses, net of waivers and reimbursements	1.21	1.24	1.24	1.31	1.45	1.45
Net investment income (loss), before waivers and reimbursements	0.99	0.17	0.36	0.30	(0.68)	(0.56)
Net investment income (loss), net of waivers and reimbursements	1.15	0.33	0.51	0.39	(0.67)	(0.54)
Class N net assets at the end of the period (in thousands)	$258,854	$255,168	$292,273	$301,485	$293,481	$288,976
Portfolio turnover rate (%)*	37	48	42	50	19	27

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.31	$28.67	$25.74	$38.68	$39.65	$30.38
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.17	0.21	0.24	(0.15)	(0.08)
Net realized and unrealized gain (loss) on investments	3.39	0.51	3.73	(11.16)	3.59	9.79
Total from investment operations	3.58	0.68	3.94	(10.92)	3.44	9.71
Less distributions from:
Net investment income	—	0.44	0.26	0.06	—	0.18
Net realized gain	—	1.60	0.75	1.96	4.41	0.26
Total distributions	—	2.04	1.01	2.02	4.41	0.44
Net asset value, end of period	$30.89	$27.31	$28.67	$25.74	$38.68	$39.65
Total return (%)*	13.07	2.38	15.38	(28.33)	9.01	31.99
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.07	1.10	1.10	1.12	1.14	1.16
Expenses, net of waivers and reimbursements	0.96	0.99	0.99	1.06	1.14	1.16
Net investment income (loss), before waivers and reimbursements	1.27	0.46	0.65	0.76	(0.36)	(0.24)
Net investment income (loss), net of waivers and reimbursements	1.38	0.57	0.76	0.82	(0.36)	(0.24)
Class I net assets at the end of the period (in thousands)	$987,589	$984,762	$992,759	$981,813	$1,702,775	$1,914,460
Portfolio turnover rate (%)*	37	48	42	50	19	27

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
International Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.34	$28.70	$25.76	$38.72	$39.66	$30.37
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.19	0.23	0.21	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	3.40	0.51	3.73	(11.13)	3.58	9.83
Total from investment operations	3.59	0.70	3.96	(10.92)	3.47	9.76
Less distributions from:
Net investment income	—	0.46	0.27	0.08	—	0.21
Net realized gain	—	1.60	0.75	1.96	4.41	0.26
Total distributions	—	2.06	1.02	2.04	4.41	0.47
Net asset value, end of period	$30.93	$27.34	$28.70	$25.76	$38.72	$39.66
Total return (%)*	13.09	2.43	15.47	(28.30)	9.09	32.16
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.97	1.00	1.00	1.03	1.06	1.07
Expenses, net of waivers and reimbursements	0.91	0.94	0.94	1.01	1.06	1.07
Net investment income (loss), before waivers and reimbursements	1.29	0.56	0.76	0.69	(0.25)	(0.23)
Net investment income (loss), net of waivers and reimbursements	1.35	0.62	0.82	0.71	(0.25)	(0.23)
Class R6 net assets at the end of the period (in thousands)	$110,634	$123,202	$146,072	$151,338	$126,641	$109,214
Portfolio turnover rate (%)*	37	48	42	50	19	27

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Institutional International Growth Fund

	Institutional
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.72	$14.40	$12.82	$19.03	$20.37	$17.35
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.09	0.09	0.11	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	1.69	0.26	1.85	(5.47)	1.86	5.60
Total from investment operations	1.80	0.35	1.94	(5.36)	1.81	5.59
Less distributions from:
Net investment income	—	0.20	0.13	0.06	—	0.02
Net realized gain	—	0.83	0.23	0.79	3.15	2.55
Total distributions	—	1.03	0.36	0.85	3.15	2.57
Net asset value, end of period	$15.52	$13.72	$14.40	$12.82	$19.03	$20.37
Total return (%)*	13.12	2.41	15.20	(28.28)	9.39	32.47
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.97	1.00	1.00	1.01	1.01	1.00
Expenses, net of waivers and reimbursements	0.91	0.94	0.94	0.98	1.01	1.00
Net investment income (loss), before waivers and reimbursements	1.42	0.56	0.61	0.71	(0.22)	(0.04)
Net investment income (loss), net of waivers and reimbursements	1.48	0.62	0.67	0.74	(0.22)	(0.04)
Net assets at the end of the period (in thousands)	$976,109	$897,044	$929,474	$908,732	$1,281,843	$1,326,482
Portfolio turnover rate (%)*	40	50	44	55	19	31

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
International Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.09	$12.21	$10.74	$16.56	$17.45	$13.85
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.08	0.04	0.00 ^	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	2.14	(0.01)	1.51	(5.82)	1.91	4.01
Total from investment operations	2.18	0.07	1.55	(5.82)	1.79	3.96
Less distributions from:
Net investment income	—	0.19	0.08	—	—	—
Net realized gain	—	—	—	—	2.68	0.36
Total distributions	—	0.19	0.08	—	2.68	0.36
Net asset value, end of period	$14.27	$12.09	$12.21	$10.74	$16.56	$17.45
Total return (%)*	18.03	0.55	14.42	(35.14)	10.87	28.68
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.59	1.55	1.53	1.49	1.46	1.52
Expenses, net of waivers and reimbursements	1.35	1.35	1.42	1.49	1.46	1.52
Net investment income (loss), before waivers and reimbursements	0.36	0.47	0.28	0.04	(0.67)	(0.36)
Net investment income (loss), net of waivers and reimbursements	0.60	0.67	0.39	0.04	(0.67)	(0.36)
Class N net assets at the end of the period (in thousands)	$1,396	$1,322	$1,547	$1,638	$3,540	$3,101
Portfolio turnover rate (%)*	32	49	37	51	52	63

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.27	$12.40	$10.90	$16.80	$17.66	$13.98
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.11	0.07	0.03	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	2.19	(0.02)	1.54	(5.91)	1.93	4.06
Total from investment operations	2.24	0.09	1.61	(5.88)	1.86	4.05
Less distributions from:
Net investment income	—	0.22	0.11	0.02	0.04	0.01
Net realized gain	—	—	—	—	2.68	0.36
Total distributions	—	0.22	0.11	0.02	2.72	0.37
Net asset value, end of period	$14.51	$12.27	$12.40	$10.90	$16.80	$17.66
Total return (%)*	18.26	0.80	14.70	(34.99)	11.17	29.04
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.30	1.26	1.25	1.23	1.19	1.25
Expenses, net of waivers and reimbursements	1.10	1.10	1.17	1.23	1.19	1.25
Net investment income (loss), before waivers and reimbursements	0.65	0.76	0.54	0.28	(0.40)	(0.05)
Net investment income (loss), net of waivers and reimbursements	0.85	0.92	0.62	0.28	(0.40)	(0.05)
Class I net assets at the end of the period (in thousands)	$80,468	$74,867	$103,520	$98,330	$136,573	$145,283
Portfolio turnover rate (%)*	32	49	37	51	52	63

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
International Small Cap Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.35	$12.47	$10.97	$16.91	$17.76	$14.05
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.12	0.08	0.05	(0.06)	0.00 ^
Net realized and unrealized gain (loss) on investments	2.19	(0.01)	1.54	(5.96)	1.95	4.09
Total from investment operations	2.25	0.11	1.62	(5.91)	1.89	4.09
Less distributions from:
Net investment income	—	0.23	0.12	0.03	0.06	0.02
Net realized gain	—	—	—	—	2.68	0.36
Total distributions	—	0.23	0.12	0.03	2.74	0.38
Net asset value, end of period	$14.60	$12.35	$12.47	$10.97	$16.91	$17.76
Total return (%)*	18.22	0.86	14.76	(34.94)	11.27	29.23
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.21	1.17	1.15	1.14	1.10	1.14
Expenses, net of waivers and reimbursements	1.05	1.05	1.12	1.14	1.10	1.14
Net investment income (loss), before waivers and reimbursements	0.77	0.83	0.64	0.38	(0.31)	0.02
Net investment income (loss), net of waivers and reimbursements	0.93	0.95	0.67	0.38	(0.31)	0.02
Class R6 net assets at the end of the period (in thousands)	$100,263	$84,511	$135,679	$134,982	$243,398	$188,497
Portfolio turnover rate (%)*	32	49	37	51	52	63

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.21	$8.72	$8.29	$11.33	$13.26	$10.51
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.04	0.05	0.02	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	1.00	0.46	0.43	(2.98)	(0.98)	2.88
Total from investment operations	1.07	0.50	0.48	(2.96)	(1.04)	2.86
Less distributions from:
Net investment income	—	0.01	0.05	—	0.01	—
Net realized gain	—	—	—	0.08	0.88	0.11
Total distributions	—	0.01	0.05	0.08	0.89	0.11
Net asset value, end of period	$10.28	$9.21	$8.72	$8.29	$11.33	$13.26
Total return (%)*	11.62	5.69	5.85	(26.11)	(7.69)	27.23
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.54	1.50	1.46	1.48	1.56	1.63
Expenses, net of waivers and reimbursements	1.24	1.24	1.24	1.29	1.40	1.40
Net investment income (loss), before waivers and reimbursements	1.15	0.14	0.41	0.05	(0.64)	(0.45)
Net investment income (loss), net of waivers and reimbursements	1.45	0.40	0.63	0.24	(0.48)	(0.22)
Class N net assets at the end of the period (in thousands)	$828	$879	$1,007	$1,092	$2,096	$1,803
Portfolio turnover rate (%)*	36	67	44	42	40	47

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.25	$8.76	$8.32	$11.33	$13.28	$10.52
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.06	0.09	0.06	(0.04)	(0.00)^
Net realized and unrealized gain (loss) on investments	1.01	0.45	0.42	(2.99)	(0.98)	2.89
Total from investment operations	1.08	0.51	0.51	(2.93)	(1.02)	2.89
Less distributions from:
Net investment income	—	0.02	0.07	—	0.05	0.02
Net realized gain	—	—	—	0.08	0.88	0.11
Total distributions	—	0.02	0.07	0.08	0.93	0.13
Net asset value, end of period	$10.33	$9.25	$8.76	$8.32	$11.33	$13.28
Total return (%)*	11.68	5.86	6.13	(25.84)	(7.48)	27.52
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.26	1.23	1.18	1.19	1.28	1.33
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	1.05	1.15	1.15
Net investment income (loss), before waivers and reimbursements	1.12	0.45	0.82	0.46	(0.40)	(0.21)
Net investment income (loss), net of waivers and reimbursements	1.39	0.69	1.01	0.60	(0.27)	(0.03)
Class I net assets at the end of the period (in thousands)	$10,294	$10,634	$13,772	$29,682	$42,750	$62,319
Portfolio turnover rate (%)*	36	67	44	42	40	47

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Leaders Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.24	$8.75	$8.31	$11.32	$13.26	$10.51
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.07	0.09	0.06	(0.02)	0.00 ^
Net realized and unrealized gain (loss) on investments	1.02	0.45	0.42	(2.99)	(0.98)	2.89
Total from investment operations	1.09	0.52	0.51	(2.93)	(1.00)	2.89
Less distributions from:
Net investment income	—	0.03	0.07	—	0.06	0.03
Net realized gain	—	—	—	0.08	0.88	0.11
Total distributions	—	0.03	0.07	0.08	0.94	0.14
Net asset value, end of period	$10.33	$9.24	$8.75	$8.31	$11.32	$13.26
Total return (%)*	11.80	5.92	6.22	(25.86)	(7.35)	27.50
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.17	1.13	1.08	1.11	1.20	1.26
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	1.00	1.10	1.10
Net investment income (loss), before waivers and reimbursements	1.21	0.60	0.90	0.50	(0.26)	(0.11)
Net investment income (loss), net of waivers and reimbursements	1.44	0.79	1.04	0.61	(0.16)	0.05
Class R6 net assets at the end of the period (in thousands)	$148,659	$153,188	$238,806	$321,319	$428,839	$198,015
Portfolio turnover rate (%)*	36	67	44	42	40	47

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.53	$11.35	$10.35	$15.55	$18.42	$13.67
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.02	0.06	0.02	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investments	1.08	1.16	0.97	(5.20)	0.62	5.60
Total from investment operations	1.13	1.18	1.03	(5.18)	0.49	5.51
Less distributions from:
Net investment income	—	—	0.03	—	—	—
Net realized gain	—	—	—	0.02	3.36	0.76
Total distributions	—	—	0.03	0.02	3.36	0.76
Net asset value, end of period	$13.66	$12.53	$11.35	$10.35	$15.55	$18.42
Total return (%)*	9.02	10.40	9.99	(33.33)	2.97	40.43
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.43	1.43	1.46	1.50	1.55	1.55
Expenses, net of waivers and reimbursements	1.24	1.24	1.24	1.36	1.55	1.55
Net investment income (loss), before waivers and reimbursements	0.68	(0.06)	0.38	0.07	(0.65)	(0.60)
Net investment income (loss), net of waivers and reimbursements	0.87	0.13	0.60	0.21	(0.65)	(0.60)
Class N net assets at the end of the period (in thousands)	$15,691	$15,265	$13,748	$14,664	$28,565	$18,606
Portfolio turnover rate (%)*	40	81	58	92	52	77

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.82	$11.60	$10.58	$15.85	$18.66	$13.82
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.04	0.09	0.05	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.11	1.19	0.99	(5.30)	0.62	5.66
Total from investment operations	1.18	1.23	1.08	(5.25)	0.55	5.61
Less distributions from:
Net investment income	—	0.01	0.06	—	—	0.01
Net realized gain	—	—	—	0.02	3.36	0.76
Total distributions	—	0.01	0.06	0.02	3.36	0.77
Net asset value, end of period	$14.00	$12.82	$11.60	$10.58	$15.85	$18.66
Total return (%)*	9.20	10.62	10.23	(33.14)	3.25	40.72
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.17	1.18	1.20	1.24	1.27	1.30
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	1.11	1.27	1.30
Net investment income (loss), before waivers and reimbursements	0.94	0.16	0.61	0.32	(0.37)	(0.33)
Net investment income (loss), net of waivers and reimbursements	1.12	0.35	0.82	0.45	(0.37)	(0.33)
Class I net assets at the end of the period (in thousands)	$260,870	$252,524	$173,377	$174,884	$190,985	$113,697
Portfolio turnover rate (%)*	40	81	58	92	52	77

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.98	$11.74	$10.71	$16.04	$18.84	$13.94
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.05	0.09	0.06	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	1.11	1.21	1.01	(5.37)	0.63	5.71
Total from investment operations	1.19	1.26	1.10	(5.31)	0.58	5.68
Less distributions from:
Net investment income	—	0.02	0.07	—	0.02	0.02
Net realized gain	—	—	—	0.02	3.36	0.76
Total distributions	—	0.02	0.07	0.02	3.38	0.78
Net asset value, end of period	$14.17	$12.98	$11.74	$10.71	$16.04	$18.84
Total return (%)*	9.17	10.71	10.26	(33.13)	3.37	40.90
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.05	1.06	1.08	1.14	1.17	1.20
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	1.06	1.17	1.20
Net investment income (loss), before waivers and reimbursements	1.07	0.31	0.68	0.41	(0.27)	(0.22)
Net investment income (loss), net of waivers and reimbursements	1.18	0.43	0.82	0.49	(0.27)	(0.22)
Class R6 net assets at the end of the period (in thousands)	$613,580	$612,245	$635,716	$480,586	$822,288	$1,063,433
Portfolio turnover rate (%)*	40	81	58	92	52	77

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets ex China Growth Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,		Period Ended December 31,
	2025	2024	2023	2022(a)
Net asset value, beginning of period	$13.21	$11.64	$9.41	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.05	0.08	0.02
Net realized and unrealized gain (loss) on investments	1.05	1.52	2.25	(0.61)
Total from investment operations	1.14	1.57	2.33	(0.59)
Less distributions from:
Net investment income	—	—	0.10	—
Total distributions	—	—	0.10	—
Net asset value, end of period	$14.35	$13.21	$11.64	$9.41
Total return (%)*	8.63	13.49	24.75	(5.90)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.96	2.11	2.35	2.77
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	0.99
Net investment income (loss), before waivers and reimbursements	0.37	(0.75)	(0.58)	(1.40)
Net investment income (loss), net of waivers and reimbursements	1.34	0.37	0.78	0.38
Class I net assets at the end of the period (in thousands)	$8,864	$9,452	$2,841	$9
Portfolio turnover rate (%)*	42	69	55	64

(a)	For the period from July 29, 2022 (Commencement of Operations) to December 31, 2022.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,		Period Ended December 31,
	2025	2024	2023	2022(a)
Net asset value, beginning of period	$13.23	$11.65	$9.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.06	0.08	0.02
Net realized and unrealized gain (loss) on investments	1.06	1.52	2.25	(0.60)
Total from investment operations	1.15	1.58	2.33	(0.58)
Less distributions from:
Net investment income	—	—	0.10	—
Total distributions	—	—	0.10	—
Net asset value, end of period	$14.38	$13.23	$11.65	$9.42
Total return (%)*	8.69	13.56	24.75	(5.80)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.88	2.01	2.26	2.78
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	0.94
Net investment income (loss), before waivers and reimbursements	0.47	(0.57)	(0.53)	(1.42)
Net investment income (loss), net of waivers and reimbursements	1.41	0.50	0.79	0.42
Class R6 net assets at the end of the period (in thousands)	$28,369	$26,020	$19,169	$13,024
Portfolio turnover rate (%)*	42	69	55	64

(a)	For the period from July 29, 2022 (Commencement of Operations) to December 31, 2022.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets ex China Growth Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.26	$19.66	$16.13	$23.52	$22.22	$16.80
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.06	0.03	(0.01)	(0.20)	(0.06)
Net realized and unrealized gain (loss) on investments	0.70	1.54	3.51	(6.59)	3.53	5.48
Total from investment operations	0.89	1.60	3.54	(6.60)	3.33	5.42
Less distributions from:
Net investment income	—	—	0.01	—	—	—
Net realized gain	—	—	—	0.79	2.03	—
Total distributions	—	—	0.01	0.79	2.03	—
Net asset value, end of period	$22.15	$21.26	$19.66	$16.13	$23.52	$22.22
Total return (%)*	4.24	8.09	21.93	(28.12)	15.23	32.26
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.74	1.70	1.70	1.69	1.60	1.77
Expenses, net of waivers and reimbursements	1.40	1.40	1.45	1.55	1.55	1.55
Net investment income (loss), before waivers and reimbursements	1.61	(0.01)	(0.07)	(0.18)	(0.88)	(0.58)
Net investment income (loss), net of waivers and reimbursements	1.95	0.29	0.18	(0.04)	(0.83)	(0.36)
Class N net assets at the end of the period (in thousands)	$3,683	$4,021	$3,857	$3,069	$4,262	$3,947
Portfolio turnover rate (%)*	135	188	117	101	76	119

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.63	$19.96	$16.37	$23.79	$22.40	$16.90
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.11	0.07	0.04	(0.14)	(0.02)
Net realized and unrealized gain (loss) on investments	0.72	1.56	3.57	(6.67)	3.56	5.53
Total from investment operations	0.94	1.67	3.64	(6.63)	3.42	5.51
Less distributions from:
Net investment income	—	—	0.05	—	—	0.01
Net realized gain	—	—	—	0.79	2.03	—
Total distributions	—	—	0.05	0.79	2.03	0.01
Net asset value, end of period	$22.57	$21.63	$19.96	$16.37	$23.79	$22.40
Total return (%)*	4.35	8.37	22.25	(27.93)	15.51	32.60
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.46	1.42	1.43	1.40	1.31	1.45
Expenses, net of waivers and reimbursements	1.15	1.15	1.20	1.30	1.30	1.30
Net investment income (loss), before waivers and reimbursements	1.88	0.25	0.18	0.11	(0.59)	(0.25)
Net investment income (loss), net of waivers and reimbursements	2.19	0.52	0.41	0.21	(0.58)	(0.10)
Class I net assets at the end of the period (in thousands)	$135,342	$153,032	$134,297	$108,401	$171,994	$151,302
Portfolio turnover rate (%)*	135	188	117	101	76	119

*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Small Cap Growth Fund (continued)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.70	$20.02	$16.41	$23.84	$22.44	$16.93
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.11	0.08	0.05	(0.12)	(0.00)^
Net realized and unrealized gain (loss) on investments	0.72	1.57	3.59	(6.69)	3.56	5.53
Total from investment operations	0.95	1.68	3.67	(6.64)	3.44	5.53
Less distributions from:
Net investment income	—	—	0.06	—	0.01	0.02
Net realized gain	—	—	—	0.79	2.03	—
Total distributions	—	—	0.06	0.79	2.04	0.02
Net asset value, end of period	$22.65	$21.70	$20.02	$16.41	$23.84	$22.44
Total return (%)*	4.38	8.39	22.37	(27.91)	15.58	32.66
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.35	1.31	1.32	1.31	1.23	1.36
Expenses, net of waivers and reimbursements	1.10	1.10	1.15	1.25	1.23	1.25
Net investment income (loss), before waivers and reimbursements	2.00	0.33	0.29	0.18	(0.49)	(0.14)
Net investment income (loss), net of waivers and reimbursements	2.25	0.54	0.46	0.24	(0.49)	(0.03)
Class R6 net assets at the end of the period (in thousands)	$230,551	$241,040	$251,558	$211,203	$324,152	$152,160
Portfolio turnover rate (%)*	135	188	117	101	76	119

^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
China Growth Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,			Period Ended December 31,
	2025	2024	2023	2022	2021(a)
Net asset value, beginning of period	$5.30	$4.87	$6.46	$9.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.06	0.05	0.03	(0.04)
Net realized and unrealized gain (loss) on investments	0.57	0.44	(1.62)	(3.11)	(0.42)
Total from investment operations	0.60	0.50	(1.57)	(3.08)	(0.46)
Less distributions from:
Net investment income	—	0.07	0.02	—	—
Total distributions	—	0.07	0.02	—	—
Net asset value, end of period	$5.90	$5.30	$4.87	$6.46	$9.54
Total return (%)*	11.32	10.34	(24.28)	(32.43)	(4.40)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	9.33	9.46	9.78	5.31	4.74
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	1.01	1.05
Net investment income (loss), before waivers and reimbursements	(7.24)	(7.33)	(7.93)	(3.90)	(4.69)
Net investment income (loss), net of waivers and reimbursements	1.10	1.14	0.86	0.40	(1.00)
Class I net assets at the end of the period (in thousands)	$80	$68	$160	$509	$5,538
Portfolio turnover rate (%)*	33	81	97	36	4

(a)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,			Period Ended December 31,
	2025	2024	2023	2022	2021(a)
Net asset value, beginning of period	$5.28	$4.85	$6.45	$9.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.06	0.04	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	0.56	0.45	(1.61)	(3.11)	(0.43)
Total from investment operations	0.59	0.51	(1.57)	(3.09)	(0.46)
Less distributions from:
Net investment income	—	0.08	0.03	0.00 ^	—
Total distributions	—	0.08	0.03	0.00 ^	—
Net asset value, end of period	$5.87	$5.28	$4.85	$6.45	$9.54
Total return (%)*	11.17	10.46	(24.38)	(32.49)	(4.40)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	9.31	9.39	9.75	5.27	4.72
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	0.96	1.00
Net investment income (loss), before waivers and reimbursements	(7.24)	(7.21)	(8.08)	(4.01)	(4.61)
Net investment income (loss), net of waivers and reimbursements	1.13	1.24	0.73	0.30	(0.89)
Class R6 net assets at the end of the period (in thousands)	$1,871	$1,660	$1,687	$1,438	$1,687
Portfolio turnover rate (%)*	33	81	97	36	4

(a)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
^	Amount is less than $0.005 per share.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
China Growth Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Debt Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,			Period Ended December 31,
	2025	2024	2023	2022	2021(a)
Net asset value, beginning of period	$8.06	$7.89	$7.44	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.59	0.52	0.48	0.27
Net realized and unrealized gain (loss) on investments	0.26	0.11	0.44	(2.10)	(0.40)
Total from investment operations	0.53	0.70	0.96	(1.62)	(0.13)
Less distributions from:
Net investment income	0.28	0.53	0.48	0.51	0.28
Return of capital	—	—	0.03	0.02	—
Total distributions	0.28	0.53	0.51	0.53	0.28
Net asset value, end of period	$8.31	$8.06	$7.89	$7.44	$9.59
Total return (%)*	6.64	9.06	13.41	(16.93)	(1.39)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.17	1.12	1.26	1.28	1.24
Expenses, net of waivers and reimbursements	0.70	0.70	0.70	0.70	0.70
Net investment income (loss), before waivers and reimbursements	6.24	6.92	6.42	5.39	4.02
Net investment income (loss), net of waivers and reimbursements	6.71	7.34	6.98	5.97	4.56
Class I net assets at the end of the period (in thousands)	$31,289	$13,787	$3,205	$923	$1,484
Portfolio turnover rate (%)*	77	104	106	118	72

(a)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,			Period Ended December 31,
	2025	2024	2023	2022	2021(a)
Net asset value, beginning of period	$8.05	$7.88	$7.44	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.58	0.53	0.48	0.28
Net realized and unrealized gain (loss) on investments	0.25	0.12	0.42	(2.09)	(0.41)
Total from investment operations	0.53	0.70	0.95	(1.61)	(0.13)
Less distributions from:
Net investment income	0.28	0.53	0.48	0.52	0.28
Return of capital	—	—	0.03	0.02	—
Total distributions	0.28	0.53	0.51	0.54	0.28
Net asset value, end of period	$8.30	$8.05	$7.88	$7.44	$9.59
Total return (%)*	6.68	9.14	13.48	(16.95)	(1.32)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.10	1.02	1.17	1.20	1.17
Expenses, net of waivers and reimbursements	0.65	0.65	0.65	0.65	0.65
Net investment income (loss), before waivers and reimbursements	6.52	6.83	6.52	5.50	4.10
Net investment income (loss), net of waivers and reimbursements	6.97	7.20	7.04	6.05	4.62
Class R6 net assets at the end of the period (in thousands)	$28,056	$52,304	$50,231	$44,903	$50,010
Portfolio turnover rate (%)*	77	104	106	118	72

(a)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.
*	Not annualized for periods less than a year.
**	Annualized for periods less than a year.
See accompanying Notes to Financial Statements.
June 30, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Debt Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the period.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at www.williamblairfunds.com.
See accompanying Notes to Financial Statements.
June 30, 2025

Semi-Annual

RENEWAL OF THE MANAGEMENT AGREEMENT
On April 23, 2025, the Board of Trustees (the “Board”) of the William Blair Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the renewal for an additional one-year term of the Trust’s Management Agreement with William Blair Investment Management, LLC (the “Adviser”) on behalf of each of the William Blair Funds (each, a “Fund” and collectively, the “Funds”). In deciding to approve the renewal of the Management Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.
The information in this summary outlines the Board’s considerations associated with its renewal of the Management Agreement. In connection with its deliberations regarding the continuation of the Management Agreement, the Board considered such information and factors as it believed to be necessary to evaluate the terms of the Management Agreement. As described below, the Board considered the nature, quality and extent of the services performed by the Adviser under the Management Agreement; the investment performance of each Fund and the Adviser; comparative management fees and expense ratios as prepared by an independent provider (FUSE Research Network LLC (“FUSE”)); the estimated profitability realized by the Adviser; the extent to which the Adviser realizes economies of scale as a Fund grows; and whether incidental (or “fall-out”) benefits are being realized by the Adviser. In addition, the Independent Trustees discussed the renewal of the Management Agreement with Trust management and in private sessions with independent legal counsel at which no representatives of the Adviser were present.
The Board, including the Independent Trustees, considered the renewal of the Management Agreement pursuant to a process that concluded at the Board’s April 23, 2025 meeting. In preparation for the review process, the Independent Trustees considered the type and nature of information to be requested, and independent legal counsel sent a formal request for information to the Adviser. The Adviser provided extensive information in response to the request. After reviewing the information received, the Independent Trustees requested supplemental information, which the Adviser provided. The Independent Trustees also received a memorandum from legal counsel advising them of their duties and responsibilities in connection with the consideration of the Management Agreement. For each Fund, the Independent Trustees reviewed comparative performance information and comparative management fees and net expense ratios provided by FUSE for a peer group of funds and a broader peer universe of funds. In addition, the Independent Trustees considered:  (1) the nature, quality and extent of the services provided by the Adviser; (2) information comparing the performance of each Fund to one or more relevant securities indexes; (3) information comparing management fees of each Fund to fees charged by the Adviser to other funds and client accounts with similar investment strategies; (4) the estimated allocated direct or indirect costs of services provided and estimated profits realized by the Adviser for both the Trust as a whole and each Fund individually; and (5) information describing other benefits to the Adviser and its affiliate, William Blair & Company, L.L.C. (the “Distributor”), resulting from their relationship with the Funds. The Independent Trustees also noted that they receive information from the Adviser regarding the Funds throughout the year in connection with regular Board meetings, including presentations from portfolio managers. In addition, the Adviser made a presentation to the Board regarding the contract review information, including addressing the supplemental information requests, and answered questions from the Independent Trustees. The Board, including the Independent Trustees, determined that, given the totality of the information provided with respect to the Management Agreement, the Board had received sufficient information to renew the Management Agreement. The Independent Trustees noted that in evaluating the Management Agreement, they were taking into account their accumulated experience as Board members in working with the Adviser on matters relating to the Funds. Based on their review, the Independent Trustees concluded that it was in the best interests of each Fund to renew the Management Agreement and, accordingly, recommended to the Board of the Trust the renewal of the Management Agreement for each Fund. The Board considered the recommendation of the Independent Trustees along with other factors that the Board deemed relevant.
Nature, Quality and Extent of Services. In evaluating the nature, quality and extent of the services provided by the Adviser to the Funds, the Board noted that the Adviser is a quality firm with a reputation for integrity and honesty that employs high-quality people and has a long association with the Funds. The Board believes that a long-term relationship with a capable, conscientious adviser is in the best interests of shareholders, and that shareholders have invested in the Funds knowing that the Adviser manages the Funds and knowing the management fees. The Board considered the Adviser’s fundamental research approach in actively managed, process-oriented investing. The Board considered biographical information about the Trust’s officers, other Adviser personnel and the Funds’ portfolio managers, including information on the portfolio managers’ personal investments in the Fund(s) they manage. The Board also considered the administrative services performed by the Adviser, financial information regarding the Adviser, the Adviser’s execution quality and use of soft dollars, risk management oversight, compliance program and the expense limitations proposed for each of the Funds’ share classes. In addition, the Board considered the nature, quality and extent of the services that the Adviser provides to the Funds compared to the services that the Adviser provides to other clients. The Board noted that the Adviser pays the compensation of all of the officers of the Trust. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund were appropriate.

Performance. The Board reviewed information on the annualized net total returns of Class I shares of the Funds (except for the Institutional International Growth Fund, which does not have share classes) for the one-, three-, five- and ten-year periods ended December 31, 2024, as applicable, along with annualized total return information for a broad peer universe of funds and one or more benchmark securities indexes. For purposes of this report, Class I shares were used for comparison purposes for all Funds (except for the Institutional International Growth Fund, which does not have share classes) as the Board noted that Class I shares represent the largest percentage of assets in the Trust. In evaluating performance, the Board recognized that the performance data reflects a snapshot of periods as of a particular date and that selecting different performance periods may produce different results.
The Board considered that the Adviser seeks to provide superior performance over the long term and was committed to managing each Fund consistently with the Fund’s stated investment strategies and that at times relative performance will be affected by whether the market environment favors or disfavors particular investments, styles and/or market capitalizations. The Board considered that the Adviser had managed the Funds consistent with their respective investment strategies. Based on the information provided, the Board considered the following with respect to the total returns of each Fund:
Growth Fund.The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. The Board also considered that the Fund underperformed the benchmark (Russell 3000® Growth Index) for the one-, three- and five-year periods ended December 31, 2024. The Board considered the Adviser’s statements that relative underperformance over the three- and five-year periods was primarily due to a headwind associated with the Fund’s typical smaller size bias and negative stock selection within mega capitalization information technology stocks.
Large Cap Growth Fund.The Board considered that the Fund’s total return was below the median of its peer universe for the one- and three-year periods and above the median of its peer universe for the five-year period ended December 31, 2024. The Board also considered that the Fund underperformed the benchmark (Russell 1000® Growth Index) for the one-, three- and five-year periods ended December 31, 2024.
Mid Cap Value Fund.The Board considered that the Fund’s total return was above the median of its peer universe and below the return of the benchmark (Russell Midcap Value Index) for the one-year period ended December 31, 2024. The Board considered that the Fund commenced operations on March 16, 2022, which provided a limited period of time to evaluate investment performance.
Small-Mid Cap Core Fund.The Board considered that the Fund’s total return was above the median of its peer universe for the one- and five-year periods and below the median of its peer universe for the three-year period ended December 31, 2024. The Board also considered that the Fund outperformed the benchmark (Russell 2500™ Index) for the one- and five-year periods and underperformed the benchmark for the three-year period ended December 31, 2024.
Small-Mid Cap Growth Fund.The Board considered that the Fund’s total return was below the median of its peer universe for the one- and five-year periods and above the median of its peer universe for the three-year period ended December 31, 2024. The Board also considered that the Fund underperformed the benchmark (Russell 2500™ Growth Index) for the one- and five-year periods and outperformed the benchmark for the three-year period ended December 31, 2024.
Small-Mid Cap Value Fund.The Board considered that the Fund’s total return was below the median of its peer universe and the return of the benchmark (Russell 2500™ Value Index) for the one-year period ended December 31, 2024. The Board considered that the Fund commenced operations on August 17, 2023, which provided a limited period of time to evaluate investment performance.
Small Cap Growth Fund. The Board considered that the Fund’s total return was above the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. The Board also considered that the Fund outperformed the benchmark (Russell 2000® Growth Index) for the one-, three- and five-year periods ended December 31, 2024.
Small Cap Value Fund.The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. The Board also considered that the Fund underperformed the benchmark (Russell 2000® Value Index) for the one-, three- and five-year periods ended December 31, 2024. The Board considered the Adviser’s statements that the Fund is constructed to capture the small cap value premium over longer periods of time, and that the market has not rewarded valuation or smaller sized stocks during the three-year period ended December 31, 2024.
Global Leaders Fund.The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World IMI (net) Index) for the one-, three- and five-year periods ended December 31, 2024.

The Board considered that the Fund’s relative underperformance was largely attributable to calendar years 2022 and 2024 and the Adviser’s statements that the Fund prefers quality companies within a growth universe that tend to command a premium, and that the outperformance of valuation (which means the cheapest stocks strongly outperformed expensive stocks) over the three-year period ended December 31, 2024 was a significant headwind. The Board also considered the Adviser’s statements that, from an attribution perspective over the trailing three-year period, relative underperformance was primarily driven by an underweight allocation within the energy and financials sectors coupled with negative stock selection within the information technology and healthcare sectors.
International Leaders Fund.The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World Ex-U.S. IMI (net) Index) for the one-, three- and five-year periods ended December 31, 2024. The Board considered that the Fund’s relative underperformance was largely attributable to calendar years 2022 and 2024 and the Adviser’s statements that the Fund prefers quality companies within a growth universe that tend to command a premium, and that the outperformance of valuation (which means the cheapest stocks strongly outperformed expensive stocks) over the three-year period ended December 31, 2024 was a significant headwind. The Board also considered the Adviser’s statements that, from an attribution perspective over the trailing three-year period, relative underperformance was primarily driven by an underweight allocation within the financials sector coupled with negative stock selection within the industrials and information technology sectors.
International Growth Fund.The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World Ex-U.S. IMI (net) Index) for the one-, three- and five-year periods ended December 31, 2024. The Board considered that the Fund’s relative underperformance was largely attributable to calendar years 2022 and 2024 and the Adviser’s statements that the Fund prefers quality companies within a growth universe that tend to command a premium, and that the outperformance of valuation (which means the cheapest stocks strongly outperformed expensive stocks) over the three-year period ended December 31, 2024 was a significant headwind. The Board also considered the Adviser’s statements that, from an attribution perspective over the trailing three-year period, relative underperformance was primarily driven by an underweight allocation within the financials sector coupled with negative stock selection within the industrials and information technology sectors.
Institutional International Growth Fund.The Board considered that the Fund’s total return was below the median of its peer universe for the one- and three-year periods and equal to the median of its peer universe for the five-year period ended December 31, 2024. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World Ex-U.S. IMI (net) Index) for the one- and three-year periods and outperformed the benchmark for the five-year period ended December 31, 2024.
International Small Cap Growth Fund.The Board considered that the Fund’s total return was below the median of its peer universe for the one- and three-year periods and above the median of its peer universe for the five-year period ended December 31, 2024. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World Ex-U.S. Small Cap (net) Index) for the one-, three- and five-year periods ended December 31, 2024. The Board considered that the Fund’s relative underperformance was largely attributable to calendar years 2022 and 2024 and the Adviser’s statements that the Fund prefers quality companies within a growth universe that tend to command a premium, and that the outperformance of valuation (which means the cheapest stocks strongly outperformed expensive stocks) over the three-year period ended December 31, 2024 was a significant headwind. The Board also considered the Adviser’s statements that, from an attribution perspective over the trailing three-year period, relative underperformance was primarily driven by an underweight allocation within the energy sector coupled with negative stock selection within the industrials and consumer discretionary sectors.
Emerging Markets Leaders Fund.The Board considered that the Fund’s total return was below the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. The Board also considered that the Fund underperformed the benchmark (MSCI Emerging Markets (net) Index) for the one-, three- and five-year periods ended December 31, 2024. The Board considered the Adviser’s statements that the Fund prefers quality companies within a growth universe that tend to command a premium, and that the outperformance of valuation (which means the cheapest stocks strongly outperformed expensive stocks) over the three-year period ended December 31, 2024 was a significant headwind. The Board also considered the Adviser’s statements that, from an attribution perspective over the trailing three-year period, relative underperformance was primarily driven by an underweight allocation to and negative stock selection within the financials sector coupled with negative stock selection within the information technology sector.
Emerging Markets Growth Fund.The Board considered that the Fund’s total return was above the median of its peer universe for the one- and five-year periods and below the median of its peer universe for the three-year period ended December 31,

2024. The Board also considered that the Fund outperformed the benchmark (MSCI Emerging Markets IMI (net) Index) for the one- and five-year periods and underperformed the benchmark for the three-year period ended December 31, 2024.
Emerging Markets ex China Growth Fund.The Board considered that the Fund’s total return was above the median of its peer universe and above the return of the benchmark (MSCI Emerging Markets ex-China (net) Index) for the one-year period ended December 31, 2024. The Board considered that the Fund commenced operations on July 29, 2022, which provided a limited period of time to evaluate investment performance.
Emerging Markets Small Cap Growth Fund. The Board considered that the Fund’s total return was above the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. The Board also considered that the Fund outperformed the benchmark (MSCI Emerging Markets Small Cap (net) Index) for the one-year period and underperformed the benchmark for the three- and five-year periods ended December 31, 2024.
China Growth Fund.The Board considered that the Fund’s total return was above the median of its peer universe for the one-year period and below the median of its peer universe for the three-year period ended December 31, 2024. The Board also considered that the Fund underperformed the benchmark (MSCI China All Shares (net) Index) for the one and three-year periods ended December 31, 2024. The Board considered the Adviser’s statements that the Fund prefers quality companies within a growth universe that tend to command a premium, and that the outperformance of valuation (which means the cheapest stocks strongly outperformed expensive stocks) over the three-year period ended December 31, 2024 was a significant headwind. The Board also considered the Adviser’s statements that, from an attribution perspective over the trailing three-year period, relative underperformance was primarily driven by an underweight allocation to and negative stock selection within the financials sector coupled with negative stock selection within the consumer discretionary and information technology sectors.
Emerging Markets Debt Fund.The Board considered that the Fund’s total return was above the median of its peer universe for the one- and three-year periods ended December 31, 2024. The Board also considered that the Fund outperformed the benchmark (J.P. Morgan Emerging Markets Bond Index Global Diversified Unhedged (net)) for the one and three-year periods ended December 31, 2024.
Management Fees. The Board reviewed each Fund’s management fee and reviewed information comparing each Fund’s management fee to the management fees of a peer group of funds and a broader peer universe of funds provided by FUSE for Class I shares of the Funds (except for the Institutional International Growth Fund, which does not have share classes). The FUSE peer group for Class I shares of each Fund other than the Institutional International Growth Fund, and the peer group for the Institutional International Growth Fund, consisted of a group of funds with similar investment, operational and pricing characteristics and comparable asset levels, as determined by FUSE. In considering the FUSE information, the Board noted that the gross management fees for the Growth Fund, the Large Cap Growth Fund, the Mid Cap Value Fund, the Small-Mid Cap Value Fund, the Small Cap Value Fund, the Global Leaders Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund, the Emerging Markets Small Cap Growth Fund, the China Growth Fund and the Emerging Markets Debt Fund were below the median gross management fees of their respective peer groups. The Board also noted that the gross management fee for the International Small Cap Growth Fund was equal to the median gross management fee of its peer group. The Board further noted that the gross management fees for the Small-Mid Cap Core Fund, the Small-Mid Cap Growth Fund, the Small Cap Growth Fund, the International Leaders Fund, the International Growth Fund, the Institutional International Growth Fund and the Emerging Markets ex China Growth Fund were above the median gross management fees of their respective peer groups. The Board also considered the Adviser’s proposals to reduce the contractual management fees for the International Growth Fund and the Institutional International Growth Fund.
The Board noted the current and proposed contractual expense limitations for the share classes of the Funds. The Board considered that the Adviser proposed to contractually limit operating expenses until April 30, 2026 for each share class of the Funds (and for the Institutional International Growth Fund, which does not have share classes). The Board considered the amount of management fees waived and other expenses reimbursed by the Adviser on behalf of the Funds in 2024.
For each Fund, the Board also reviewed amounts charged by the Adviser to other pooled investment vehicles, including other registered funds for which the Adviser acts as a sub-adviser, and the Adviser’s fee schedule for institutional accounts. With respect to other pooled investment vehicles and institutional accounts, the Board considered the Adviser’s statements to the effect that the level of services provided to the Funds and the regulatory responsibilities associated with sponsoring registered investment companies were greater as compared to the work involved for other pooled investment vehicles, including other registered funds for which the Adviser acts as a sub-adviser, and institutional accounts. In addition, the Board considered the Adviser’s statements to the effect that institutional accounts are distributed differently, operate under different investment and regulatory structures and have different business risks as compared to the Funds and that there are responsibilities and duties involved in sponsoring a registered fund that are not present in sub-advising a registered fund.

On the basis of all the information provided, the Board concluded that each Fund’s management fee, coupled with the applicable expense limitations, was reasonable.
Profitability. With respect to the profitability of the Management Agreement to the Adviser, the Board considered the overall fees paid under the Management Agreement, including the estimated allocated costs of the services provided, management fees waived and other expenses reimbursed, if any, and profits realized by the Adviser from its relationship with the Trust as a whole and each Fund individually. The Board concluded that the estimated profits realized by the Adviser were not unreasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of investors. The Board noted the Adviser’s statements to the effect that the resources required for the Adviser’s fundamental investment process typically increase as a Fund increases in size. The Board also considered that certain of the Funds were part of investment strategies that were capacity constrained by the Adviser so that opportunities for economies of scale were limited.
In considering whether fee levels reflect economies of scale for the benefit of Fund investors, the Board considered each Fund’s asset size, management fee breakpoints for applicable Funds, the expense limitations in place and net expense ratios for each Fund, as applicable, and the proposed reductions in management fees for the International Growth Fund and the Institutional International Growth Fund. The Board concluded that in the aggregate the Funds’ fee levels reasonably reflect appropriate recognition of economies of scale.
Other Benefits. The Board considered benefits derived by the Adviser and its affiliates from their relationship with the Funds, including (1) receipt of research from brokerage firms; (2) soft dollars, which pertain primarily to the Funds investing in equity securities; (3) reimbursement of some intermediary fees in the nature of sub-transfer agency fees; (4) fees from Class N shares of the Funds to the Distributor pursuant to the Rule 12b-1 Plan, nearly all of which are paid to third parties; and (5) favorable media coverage. The Board determined that the Funds’ management fees were reasonable in light of these benefits.
Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement continue to be fair and reasonable, and that the continuation of the Management Agreement is in the best interests of each Fund.

(Unaudited)
Additional Federal Income Tax Information:
Under Section 852(b)(3)(C) of the Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended December 31, 2024 (in thousands):
Fund	Capital Gain Dividend
Growth Fund	$57,452
Large Cap Growth Fund	170,789
Small-Mid Cap Core Fund	3,242
Small-Mid Cap Growth Fund	207,874
Small Cap Growth Fund	72,466
Small Cap Value Fund	34,266
Global Leaders Fund	30,584
International Growth Fund	86,380
Institutional International Growth Fund	54,338
June 30, 2025

Semi-Annual

BOARD OF TRUSTEES (effective August 4, 2025)
Vann Avedisian
Co-founder and Partner, Newbond Holdings
Kathleen Barr, Chair
Retired Senior Managing Director, PNC Capital Advisors, LLC
Michelle Borré
Retired Senior Portfolio Manager and Senior Vice President, OppenheimerFunds
Cissie Citardi
Partner, William Blair
Daniel Leib
Chief Executive Officer, Donnelley Financial Solutions, Inc.
Dorri McWhorter
President and Chief Executive Officer, The Executives’ Club of Chicago
Steven Zenz
Retired Partner, KPMG LLP

Officers

Lisa Rusch, President
Alaina Anderson, CFA, Senior Vice President
Marcelo Assalin, CFA, Senior Vice President
Paul Birchenough, Senior Vice President
Daniel Crowe, CFA, Senior Vice President
Robert J. Duwa, CFA, Senior Vice President
Simon Fennell, Senior Vice President
James S.  Golan, CFA, Senior Vice President
William V. Heaphy, CFA, Senior Vice President
Kenneth J. McAtamney, Senior Vice President
Todd M. McClone, CFA, Senior Vice President
Casey K. Preyss, CFA, Senior Vice President
David P. Ricci, CFA, Senior Vice President
Marco Ruijer, CFA, Senior Vice President
Hugo Scott-Gall, Senior Vice President
Ward D. Sexton, CFA, Senior Vice President
Andrew Siepker, CFA, Senior Vice President
Ian Smith, Senior Vice President
Mark C. Thompson, CFA, Senior Vice President
Vivian Lin Thurston, CFA, Senior Vice President
Dan Zelazny, Senior Vice President
Nicholas Zimmerman, CFA, Senior Vice President
Matthew Fleming, CFA, Vice President
Jared Lou, CFA, Vice President
Arun Sharma, Vice President
Daniel Carey, Chief Legal Officer and Assistant Secretary
E. Laura Simsic, Chief Compliance Officer
John M. Raczek, Treasurer
Andrew T.  Pfau, Secretary
David M. Cihak, Assistant Treasurer
Investment Adviser
William Blair Investment Management, LLC
Distributor
William Blair & Company, L.L.C.
Independent Registered Public Accounting Firm
Ernst & Young LLP
Transfer Agent
SS&C GIDS, Inc.
For customer assistance, call 1-800-635-2886
P.O. Box 219137
Kansas City, Missouri 64121-9137
June 30, 2025

William Blair Funds

William Blair Funds
U.S. EQUITY

Growth Fund

Large Cap Growth Fund

Mid Cap Value Fund

Small-Mid Cap Core Fund

Small-Mid Cap Growth Fund

Small-Mid Cap Value Fund

Small Cap Growth Fund

Small Cap Value Fund

GLOBAL EQUITY

Global Leaders Fund

INTERNATIONAL EQUITY

International Leaders Fund

International Growth Fund

Institutional International Growth Fund

International Small Cap Growth Fund

Emerging Markets Leaders Fund

Emerging Markets Growth Fund

Emerging Markets ex China Growth Fund

Emerging Markets Small Cap Growth Fund

China Growth Fund

EMERGING MARKETS DEBT

Emerging Markets Debt Fund

+1 800 742 7272
williamblairfunds.com
©William Blair & Company, L.L.C., distributor
150 North Riverside Plaza
Chicago, Illinois 60606
103188

Item 8.    Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.    Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.    Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Disclosure in response to this item is included under Item 7 of this Form N-CSR.

Item 11.    Statement Regarding Basis for Approval of Investment Advisory Contract.

Disclosure in response to this item is included under Item 7 of this Form N-CSR.

Item 12.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 13.    Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 14.    Purchase of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 15.    Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure in response to this item.

Item 16.    Controls and Procedures

  The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended to date (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 18.    Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19.    Exhibits

19. (a) (1) Not applicable.

19. (a) (2) Not applicable to this Registrant.

19. (a) (3) (1) Certification of Principal Executive Officer Required by Rule 30a-2(a) of the Investment Company Act of 1940 is filed as an exhibit hereto.

19. (a) (3) (2) Certification of Principal Financial Officer Required by Rule 30a-2(a) of the Investment Company Act of 1940 is filed as an exhibit hereto.

19. (a) (4) Not applicable.

19. (a) (5) Not applicable.

19. (b) Certifications of the Principal Executive Officer and Principal Financial Officer of the issuer as required by Rule 30a-2(b) of the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

William Blair Funds

/s/ Stephanie G. Braming
By:	Lisa D. Rusch President (Principal Executive Officer)

Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Stephanie G. Braming
LIsa D. Rusch President (Principal Executive Officer)

Date:	September 5, 2025
/s/ John M. Raczek
By:	John M. Raczek Treasurer (Principal Financial Officer)

Date:	September 5, 2025